UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Banks - 95.3%
JPMorgan Chase & Co.	38,183	$2,587,281
Wells Fargo & Co.	45,637	2,566,624
Citigroup, Inc.	46,033	2,542,863
Bank of America Corp.	149,323	2,541,477
U.S. Bancorp	43,099	1,870,496
PNC Financial Services Group, Inc.	15,786	1,509,931
Capital One Financial Corp.	17,111	1,505,255
Bank of New York Mellon Corp.	35,025	1,470,000
State Street Corp.	15,562	1,198,274
BB&T Corp.	28,557	1,151,132
SunTrust Banks, Inc.	23,339	1,004,044
Northern Trust Corp.	11,938	912,779
Fifth Third Bancorp	42,621	887,369
M&T Bank Corp.	7,071	883,381
Citizens Financial Group, Inc.	29,706	811,271
Itau Unibanco Holding S.A. ADR	73,448	804,256
ICICI Bank Ltd. ADR	77,035	802,705
Regions Financial Corp.	77,319	801,025
KeyCorp	50,931	764,984
Banco Bradesco S.A. ADR	80,748	739,652
HDFC Bank Ltd. ADR	12,071	730,658
Credicorp Ltd.	5,076	705,158
Royal Bank of Canada	11,429	698,883
HSBC Holdings plc ADR	15,166	679,588
Huntington Bancshares, Inc.	57,857	654,363
Bank of Montreal	10,916	647,100
Comerica, Inc.	12,609	647,094
Banco Santander S.A. ADR	92,202	646,337
First Republic Bank	10,202	643,032
Toronto-Dominion Bank	15,032	639,010
Deutsche Bank AG	21,021	633,993
Credit Suisse Group AG ADR*,1	22,692	626,299
Bank of Nova Scotia	12,095	624,465
ING Groep N.V. ADR	37,306	618,533
Barclays plc ADR	37,570	617,651
Sumitomo Mitsui Financial Group, Inc. ADR	69,463	617,526
CIT Group, Inc.	13,274	617,108
UBS Group AG*	28,268	599,282
Bancolombia S.A. ADR	13,895	597,485
SVB Financial Group*	4,130	594,637
Canadian Imperial Bank of Commerce	8,056	593,888
Signature Bank*	4,036	590,830
Grupo Financiero Santander Mexico SAB de CV ADR	64,474	589,937
Banco Santander Chile ADR	28,806	583,322
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	58,861	580,958
East West Bancorp, Inc.	12,227	548,014
Zions Bancorporation	17,084	542,161
Popular, Inc.*	18,349	529,552
Cullen/Frost Bankers, Inc.	6,273	492,931
City National Corp.	5,413	489,281
BOK Financial Corp.	6,862	477,458
PacWest Bancorp	10,103	472,416
Commerce Bancshares, Inc.	9,717	454,464
Synovus Financial Corp.	14,317	441,250
Prosperity Bancshares, Inc.	7,609	439,344
Bank of the Ozarks, Inc.	9,292	425,109
Umpqua Holdings Corp.	23,479	422,387
BankUnited, Inc.	11,663	419,052
First Horizon National Corp.	26,528	415,694
Webster Financial Corp.	10,395	411,122
FirstMerit Corp.	19,208	400,103
First Citizens BancShares, Inc. — Class A	1,460	384,038
PrivateBancorp, Inc. — Class A	9,592	381,953
Associated Banc-Corp.	18,714	379,333
Western Alliance Bancorporation*	11,228	379,057
Bank of Hawaii Corp.	5,579	372,008
Texas Capital Bancshares, Inc.*	5,944	369,955
United Bankshares, Inc.	9,188	369,633
UMB Financial Corp.	6,477	369,319
TCF Financial Corp.	21,529	357,597
Wintrust Financial Corp.	6,550	349,639
IBERIABANK Corp.	5,118	349,201
Cathay General Bancorp	10,730	348,189
Hancock Holding Co.	10,826	345,458
MB Financial, Inc.	10,010	344,744
FNB Corp.	24,030	344,110
BancorpSouth, Inc.	13,339	343,613
Home BancShares, Inc.	9,390	343,298
Susquehanna Bancshares, Inc.	24,287	342,932
Hilltop Holdings, Inc.*	14,144	340,729
Valley National Bancorp	32,735	337,498
First Financial Bankshares, Inc.[1]	9,452	327,417
Fulton Financial Corp.	24,922	325,481
Glacier Bancorp, Inc.	10,990	323,326
Columbia Banking System, Inc.	9,173	298,489
CVB Financial Corp.	16,892	297,468
Old National Bancorp	19,487	281,782
Trustmark Corp.	11,207	279,951
Community Bank System, Inc.	7,270	274,588
National Penn Bancshares, Inc.	23,983	270,528
First Midwest Bancorp, Inc.	13,940	264,442
Westamerica Bancorporation	5,024	254,466
Boston Private Financial Holdings, Inc.	17,040	228,506
Total Banks		61,091,022
Savings & Loans - 3.0%
New York Community Bancorp, Inc.[1]	33,784	620,950
People's United Financial, Inc.	30,128	488,375
Investors Bancorp, Inc.	36,210	445,383
First Niagara Financial Group, Inc.	41,304	389,910
Total Savings & Loans		1,944,618
Insurance - 1.1%
Voya Financial, Inc.	15,136	703,370
Total Common Stocks
(Cost $57,143,914)		63,739,010

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$291,635	$291,635
Total Repurchase Agreement
(Cost $291,635)		291,635

SECURITIES LENDING COLLATERAL††,3 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,013,490	1,013,490
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	162,159	162,159
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	65,877	65,877
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	25,337	25,337
Total Securities Lending Collateral
(Cost $1,266,863)		1,266,863
Total Investments - 101.9%
(Cost $58,702,412)		$65,297,508
Other Assets & Liabilities, net - (1.9)%		(1,221,174)
Total Net Assets - 100.0%		$64,076,334
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Chemicals - 49.4%
Dow Chemical Co.	14,484	$741,144
EI du Pont de Nemours & Co.	11,308	723,146
LyondellBasell Industries N.V. — Class A	6,756	699,381
Monsanto Co.	6,503	693,155
Praxair, Inc.	4,842	578,862
Ecolab, Inc.	5,051	571,116
PPG Industries, Inc.	4,830	554,098
Air Products & Chemicals, Inc.	3,798	519,680
Sherwin-Williams Co.	1,766	485,685
Mosaic Co.	9,000	421,650
Sigma-Aldrich Corp.	2,829	394,220
Eastman Chemical Co.	4,298	351,662
Celanese Corp. — Class A	4,652	334,386
Potash Corporation of Saskatchewan, Inc.	9,660	299,170
Westlake Chemical Corp.	4,320	296,309
International Flavors & Fragrances, Inc.	2,581	282,077
Airgas, Inc.	2,586	273,547
Ashland, Inc.	2,242	273,300
Axalta Coating Systems Ltd.*	8,000	264,640
WR Grace & Co.*	2,585	259,276
FMC Corp.	4,861	255,446
RPM International, Inc.	5,141	251,755
Albemarle Corp.	4,419	244,238
Valspar Corp.	2,985	244,233
Huntsman Corp.	10,485	231,404
NewMarket Corp.	505	224,164
Agrium, Inc.	2,113	223,872
Platform Specialty Products Corp.*	8,270	211,547
Methanex Corp.	3,610	200,933
Cytec Industries, Inc.	3,296	199,507
PolyOne Corp.	4,752	186,136
Sensient Technologies Corp.	2,500	170,850
Minerals Technologies, Inc.	2,205	150,227
Axiall Corp.	4,120	148,526
Cabot Corp.	3,910	145,804
Olin Corp.	5,228	140,895
HB Fuller Co.	3,463	140,667
Chemtura Corp.*	4,730	133,906
Syngenta AG ADR	1,270	103,645
CF Industries Holdings, Inc.	1,190	76,493
Total Chemicals		12,700,752
Mining - 19.5%
Freeport-McMoRan, Inc.	22,698	422,637
Alcoa, Inc.	31,936	356,087
Newmont Mining Corp.	14,755	344,677
Barrick Gold Corp.	27,798	296,327
Goldcorp, Inc.	18,216	295,099
BHP Billiton Ltd. ADR[1]	6,345	258,304
Rio Tinto plc ADR	5,955	245,406
Southern Copper Corp.[1]	7,430	218,516
Silver Wheaton Corp.	12,346	214,079
Agnico Eagle Mines Ltd.	7,483	212,293
Teck Resources Ltd. — Class B	20,061	198,805
AngloGold Ashanti Ltd. ADR*	22,059	197,428
Franco-Nevada Corp.	4,088	194,793
Randgold Resources Ltd. ADR	2,884	193,084
Royal Gold, Inc.	3,133	192,961
Constellium N.V. — Class A*	15,380	181,945
Eldorado Gold Corp.	43,592	180,471
Cia de Minas Buenaventura S.A.A. ADR	17,163	178,152
Compass Minerals International, Inc.	1,978	162,473
Pan American Silver Corp.	18,237	156,656
Kaiser Aluminum Corp.	1,380	114,650
Stillwater Mining Co.*	9,699	112,411
Century Aluminum Co.*	8,850	92,306
Total Mining		5,019,560
Packaging & Containers - 11.8%
Sealed Air Corp.	6,443	331,042
Ball Corp.	4,404	308,940
Rock-Tenn Co. — Class A	4,660	280,532
MeadWestvaco Corp.	5,762	271,909
Crown Holdings, Inc.*	5,061	267,778
Packaging Corporation of America	3,790	236,837
Graphic Packaging Holding Co.	15,590	217,169
Bemis Company, Inc.	4,582	206,236
Sonoco Products Co.	4,770	204,442
Berry Plastics Group, Inc.*	5,916	191,678
Owens-Illinois, Inc.*	8,241	189,049
Silgan Holdings, Inc.	3,340	176,218
KapStone Paper and Packaging Corp.	6,111	141,286
Total Packaging & Containers		3,023,116
Iron & Steel - 8.4%
Vale S.A. ADR[1]	69,362	408,543
Nucor Corp.	8,147	359,038
Steel Dynamics, Inc.	10,700	221,651
Reliance Steel & Aluminum Co.	3,428	207,325
ArcelorMittal[1]	20,614	200,368
Allegheny Technologies, Inc.	5,818	175,704
United States Steel Corp.[1]	8,072	166,445
Commercial Metals Co.	8,387	134,863
Carpenter Technology Corp.	3,395	131,319
Cliffs Natural Resources, Inc.[1]	18,065	78,221
AK Steel Holding Corp.*,1	19,783	76,560
Total Iron & Steel		2,160,037
Building Materials - 5.3%
Vulcan Materials Co.	3,898	327,159
Martin Marietta Materials, Inc.	2,119	299,860
Cemex SAB de CV ADR*	31,413	287,747
Eagle Materials, Inc.	2,511	191,665
Louisiana-Pacific Corp.*	8,913	151,788
Boise Cascade Co.*	3,030	111,140
Total Building Materials		1,369,359
Forest Products & Paper - 2.4%
International Paper Co.	9,111	433,593
Domtar Corp.	4,613	190,978
Total Forest Products & Paper		624,571
Household Products & Housewares - 0.9%
Avery Dennison Corp.	3,807	231,999

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Miscellaneous Manufacturing - 0.8%
AptarGroup, Inc.	3,014	$192,203
Housewares - 0.7%
Scotts Miracle-Gro Co. — Class A	3,200	189,472
Oil & Gas Services - 0.3%
Flotek Industries, Inc.*	6,617	82,911
Total Common Stocks
(Cost $14,136,507)		25,593,980

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$147,797	147,797
Total Repurchase Agreement
(Cost $147,797)		147,797

SECURITIES LENDING COLLATERAL††,3 - 4.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	830,580	830,580
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	132,893	132,893
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	53,988	53,988
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	20,764	20,764
Total Securities Lending Collateral
(Cost $1,038,225)		1,038,225
Total Investments - 104.1%
(Cost $15,322,529)		$26,780,002
Other Assets & Liabilities, net - (4.1)%		(1,051,198)
Total Net Assets - 100.0%		$25,728,804
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Biotechnology - 71.7%
Gilead Sciences, Inc.	528,242	$61,846,572
Amgen, Inc.	315,644	48,457,667
Biogen, Inc.*	110,801	44,756,956
Celgene Corp.*	378,185	43,769,241
Regeneron Pharmaceuticals, Inc.*	66,814	34,083,826
Alexion Pharmaceuticals, Inc.*	146,031	26,398,051
Vertex Pharmaceuticals, Inc.*	199,970	24,692,296
Illumina, Inc.*	112,823	24,636,030
BioMarin Pharmaceutical, Inc.*	161,944	22,150,700
Incyte Corp.*	187,199	19,508,008
Alnylam Pharmaceuticals, Inc.*	115,833	13,884,902
Medivation, Inc.*	120,545	13,766,239
Intrexon Corp.*,1	262,400	12,805,120
United Therapeutics Corp.*	72,226	12,563,713
Isis Pharmaceuticals, Inc.*,1	205,487	11,825,777
Seattle Genetics, Inc.*,1	233,294	11,291,430
Bluebird Bio, Inc.*	64,100	10,792,517
Intercept Pharmaceuticals, Inc.*,1	43,135	10,411,926
Bio-Rad Laboratories, Inc. — Class A*	62,769	9,453,639
Puma Biotechnology, Inc.*	74,516	8,699,743
Novavax, Inc.*	766,085	8,534,187
Halozyme Therapeutics, Inc.*,1	352,755	7,965,208
Exact Sciences Corp.*,1	264,055	7,852,996
Charles River Laboratories International, Inc.*	108,785	7,651,937
Juno Therapeutics, Inc.*,1	138,190	7,369,673
Celldex Therapeutics, Inc.*,1	291,793	7,359,019
Kite Pharma, Inc.*,1	119,600	7,292,012
Myriad Genetics, Inc.*,1	208,680	7,093,033
Ligand Pharmaceuticals, Inc. — Class B*	67,477	6,808,429
AMAG Pharmaceuticals, Inc.*	94,600	6,533,076
Medicines Co.*	218,272	6,244,762
PTC Therapeutics, Inc.*	124,675	6,000,608
Merrimack Pharmaceuticals, Inc.*,1	453,900	5,612,474
ARIAD Pharmaceuticals, Inc.*,1	673,689	5,571,408
Repligen Corp.*	131,324	5,419,741
Acorda Therapeutics, Inc.*	156,822	5,226,877
ZIOPHARM Oncology, Inc.*,1	434,062	5,208,745
NewLink Genetics Corp.*,1	115,123	5,096,495
PDL BioPharma, Inc.[1]	729,070	4,687,920
Theravance, Inc.[1]	201,564	3,642,261
Aegerion Pharmaceuticals, Inc.*,1	175,525	3,329,709
Ultragenyx Pharmaceutical, Inc.*	22,600	2,314,014
Achillion Pharmaceuticals, Inc.*	247,300	2,191,078
Sage Therapeutics, Inc.*	27,600	2,014,800
Total Biotechnology		602,814,815
Pharmaceuticals - 24.1%
Quintiles Transnational Holdings, Inc.*	191,864	13,931,245
OPKO Health, Inc.*,1	814,640	13,099,411
Receptos, Inc.*	60,858	11,566,063
Alkermes plc*	152,178	9,791,133
Agios Pharmaceuticals, Inc.*,1	87,004	9,669,624
ACADIA Pharmaceuticals, Inc.*,1	223,628	9,365,541
Dyax Corp.*	344,465	9,128,323
Mylan N.V.*	134,000	9,093,240
Neurocrine Biosciences, Inc.*	189,375	9,044,550
Anacor Pharmaceuticals, Inc.*	111,700	8,648,931
Radius Health, Inc.*	116,800	7,907,360
Clovis Oncology, Inc.*,1	85,897	7,548,628
Portola Pharmaceuticals, Inc.*	152,970	6,967,784
TESARO, Inc.*	118,303	6,955,033
Insys Therapeutics, Inc.*,1	187,646	6,740,244
Chimerix, Inc.*	144,870	6,692,994
Endo International plc*	77,600	6,180,840
Ironwood Pharmaceuticals, Inc. — Class A*	502,096	6,055,278
Nektar Therapeutics*	479,530	5,998,920
Shire plc ADR	21,500	5,192,035
Array BioPharma, Inc.*,1	660,300	4,760,763
Keryx Biopharmaceuticals, Inc.*,1	454,865	4,539,553
Jazz Pharmaceuticals plc*	24,000	4,225,680
Impax Laboratories, Inc.*	90,300	4,146,576
Akorn, Inc.*	73,200	3,195,912
AbbVie, Inc.	42,132	2,830,844
Esperion Therapeutics, Inc.*	27,000	2,207,520
Pacira Pharmaceuticals, Inc.*	29,500	2,086,240
MannKind Corp.*,1	342,700	1,949,963
Cempra, Inc.*	56,600	1,944,776
Depomed, Inc.*	79,900	1,714,654
Total Pharmaceuticals		203,179,658
Healthcare-Products - 3.2%
Cepheid*	156,376	9,562,392
Bio-Techne Corp.	88,097	8,674,912
QIAGEN N.V.*	340,600	8,443,474
Total Healthcare-Products		26,680,778
Holding Companies-Diversified - 0.4%
Horizon Pharma plc*	108,700	3,776,238
Total Common Stocks
(Cost $489,204,296)		836,451,489

RIGHTS††† - 0.0%
Chelsea Therapeutics International
Expires 12/31/17*,1	263,700	21,096
Clinical Data, Inc.
Expires 12/31/20*	24,000	–
Total Rights
(Cost $19,745)		21,096

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$5,166,127	5,166,127
Total Repurchase Agreement
(Cost $5,166,127)		5,166,127

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 14.2%
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$95,362,748	$95,362,748
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	15,258,040	15,258,040
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	6,198,579	6,198,579
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	2,384,069	2,384,069
Total Securities Lending Collateral
(Cost $119,203,436)		119,203,436
Total Investments - 114.2%
(Cost $613,593,604)		$960,842,148
Other Assets & Liabilities, net - (14.2)%		(119,772,189)
Total Net Assets - 100.0%		$841,069,959
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt plc — Public Limited Company

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Food - 37.2%
Mondelez International, Inc. — Class A	188,026	$7,735,390
Kraft Foods Group, Inc.	78,090	6,648,583
Kroger Co.	76,597	5,554,048
General Mills, Inc.	97,537	5,434,762
Kellogg Co.	70,156	4,398,781
ConAgra Foods, Inc.	97,932	4,281,587
Sysco Corp.	118,515	4,278,391
Hershey Co.	45,492	4,041,054
Tyson Foods, Inc. — Class A	92,095	3,926,010
Hormel Foods Corp.	63,976	3,606,327
Campbell Soup Co.	75,117	3,579,325
Whole Foods Market, Inc.	87,942	3,468,432
JM Smucker Co.	30,631	3,320,707
McCormick & Company, Inc.	37,650	3,047,768
WhiteWave Foods Co. — Class A*	55,746	2,724,864
Pilgrim's Pride Corp.[1]	114,800	2,636,956
Hain Celestial Group, Inc.*	36,360	2,394,670
Pinnacle Foods, Inc.	49,000	2,231,460
Ingredion, Inc.	27,730	2,213,131
BRF S.A. ADR	103,234	2,158,623
Flowers Foods, Inc.	93,192	1,971,011
Sprouts Farmers Market, Inc.*	69,125	1,864,993
TreeHouse Foods, Inc.*	22,601	1,831,359
Post Holdings, Inc.*	32,000	1,725,760
United Natural Foods, Inc.*	26,966	1,717,195
Lancaster Colony Corp.	16,452	1,494,664
Cal-Maine Foods, Inc.[1]	27,700	1,445,940
Darling Ingredients, Inc.*	97,974	1,436,299
SUPERVALU, Inc.*	170,232	1,377,177
Sanderson Farms, Inc.[1]	15,909	1,195,720
Fresh Market, Inc.*,1	37,120	1,193,037
B&G Foods, Inc.	41,570	1,185,992
Dean Foods Co.	69,351	1,121,406
Total Food		97,241,422
Beverages - 23.8%
Coca-Cola Co.	308,956	12,120,344
PepsiCo, Inc.	118,005	11,014,587
Monster Beverage Corp.*	33,253	4,456,567
Constellation Brands, Inc. — Class A	38,358	4,450,295
Brown-Forman Corp. — Class B	43,730	4,380,871
Dr Pepper Snapple Group, Inc.	47,941	3,494,899
Molson Coors Brewing Co. — Class B	47,747	3,333,218
Anheuser-Busch InBev N.V. ADR	27,270	3,290,671
Keurig Green Mountain, Inc.	40,374	3,093,860
Ambev S.A. ADR	498,560	3,041,216
Coca-Cola Enterprises, Inc.	68,094	2,958,003
Diageo plc ADR	21,440	2,487,898
Fomento Economico Mexicano SAB de CV ADR	27,683	2,466,278
Boston Beer Company, Inc. — Class A*	6,935	1,608,851
Total Beverages		62,197,558
Agriculture - 15.1%
Philip Morris International, Inc.	129,913	10,415,125
Altria Group, Inc.	189,529	9,269,863
Reynolds American, Inc.	78,077	5,829,229
Archer-Daniels-Midland Co.	105,103	5,068,066
Bunge Ltd.	37,596	3,300,929
British American Tobacco plc ADR	19,000	2,056,750
Vector Group Ltd.	67,519	1,583,996
Universal Corp.[1]	19,000	1,089,080
Andersons, Inc.	24,200	943,800
Total Agriculture		39,556,838
Cosmetics & Personal Care - 12.7%
Procter & Gamble Co.	172,330	13,483,098
Colgate-Palmolive Co.	109,899	7,188,494
Estee Lauder Companies, Inc. — Class A	61,556	5,334,443
Coty, Inc. — Class A*	93,302	2,982,865
Unilever N.V. — Class Y	60,051	2,512,534
Avon Products, Inc.	243,846	1,526,476
Total Cosmetics & Personal Care		33,027,910
Household Products & Housewares - 5.6%
Kimberly-Clark Corp.	54,509	5,776,319
Clorox Co.	32,967	3,429,227
Church & Dwight Company, Inc.	37,466	3,039,617
Spectrum Brands Holdings, Inc.	22,600	2,304,974
Total Household Products & Housewares		14,550,137
Pharmaceuticals - 2.8%
Mead Johnson Nutrition Co. — Class A	44,179	3,985,830
Herbalife Ltd.*,1	61,614	3,394,315
Total Pharmaceuticals		7,380,145
Retail - 1.3%
Casey's General Stores, Inc.	19,423	1,859,558
Nu Skin Enterprises, Inc. — Class A1	31,730	1,495,435
Total Retail		3,354,993
Household Products - 1.0%
Energizer Holdings, Inc.*	20,335	2,675,069
Total Common Stocks
(Cost $185,248,612)		259,984,072

RIGHTS††† - 0.0%
Casa Ley
Expires 01/17/19*	93,765	14,064
PDC
Expires 01/17/17*	93,765	6,564
Total Rights
(Cost $23,054)		20,628

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$1,105,848	1,105,848
Total Repurchase Agreement
(Cost $1,105,848)		1,105,848

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 3.7%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$7,636,222	$7,636,222
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	1,221,796	1,221,796
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	496,354	496,354
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	190,906	190,906
Total Securities Lending Collateral
(Cost $9,545,278)		9,545,278
Total Investments - 103.6%
(Cost $195,922,792)		$270,655,826
Other Assets & Liabilities, net - (3.6)%		(9,418,635)
Total Net Assets - 100.0%		$261,237,191
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Semiconductors - 90.1%
Intel Corp.	156,065	$4,746,718
Texas Instruments, Inc.	57,035	2,937,873
Broadcom Corp. — Class A	43,322	2,230,650
Applied Materials, Inc.	102,646	1,972,857
Avago Technologies Ltd.	14,093	1,873,382
Skyworks Solutions, Inc.	17,195	1,790,000
Analog Devices, Inc.	27,736	1,780,235
Taiwan Semiconductor Manufacturing Company Ltd. ADR	73,779	1,675,521
Micron Technology, Inc.*	86,893	1,637,064
Altera Corp.	31,286	1,601,843
NXP Semiconductor N.V.*	14,961	1,469,170
Lam Research Corp.	17,765	1,445,183
Freescale Semiconductor Ltd.*	35,433	1,416,257
Qorvo, Inc.*	17,143	1,376,069
Xilinx, Inc.	30,421	1,343,391
Linear Technology Corp.	29,238	1,293,197
NVIDIA Corp.	64,069	1,288,428
Maxim Integrated Products, Inc.	37,078	1,281,972
Microchip Technology, Inc.	26,449	1,254,344
KLA-Tencor Corp.	21,339	1,199,465
Marvell Technology Group Ltd.	73,664	971,260
ON Semiconductor Corp.*	77,112	901,439
ASML Holding N.V. — Class G1	8,318	866,153
ARM Holdings plc ADR	16,943	834,782
Atmel Corp.	82,016	808,268
Teradyne, Inc.	41,577	802,020
Cypress Semiconductor Corp.*	67,067	788,708
Cavium, Inc.*	11,082	762,552
Microsemi Corp.*	21,251	742,722
Mellanox Technologies Ltd.*	14,486	703,875
Tower Semiconductor Ltd.*	44,900	693,256
Integrated Device Technology, Inc.*	31,937	693,033
Siliconware Precision Industries Company Ltd. ADR	92,960	692,552
Ambarella, Inc.*,1	6,490	666,458
Himax Technologies, Inc. ADR[1]	80,983	650,293
Cree, Inc.*,1	24,212	630,238
Silicon Laboratories, Inc.*	11,129	601,077
Tessera Technologies, Inc.	15,290	580,714
Cirrus Logic, Inc.*	16,878	574,358
MKS Instruments, Inc.	15,100	572,894
Monolithic Power Systems, Inc.	11,022	558,926
Fairchild Semiconductor International, Inc. — Class A*	32,067	557,324
PMC-Sierra, Inc.*	59,390	508,378
Intersil Corp. — Class A	40,466	506,230
OmniVision Technologies, Inc.*	19,247	504,175
Power Integrations, Inc.	10,060	454,511
Semtech Corp.*	22,830	453,176
Veeco Instruments, Inc.*	14,937	429,289
Total Semiconductors		54,122,280
Energy-Alternate Sources – 6.9%
SunEdison, Inc.*	40,142	1,200,648
First Solar, Inc.*	17,691	831,123
Canadian Solar, Inc.*,1	26,141	747,633
JinkoSolar Holding Company Ltd. ADR*,1	23,747	701,011
Trina Solar Ltd. ADR*,1	57,410	668,252
Total Energy-Alternate Sources		4,148,667
Electrical Components & Equipment - 1.3%
SunPower Corp. — Class A*	26,081	740,961
Computers - 1.1%
Synaptics, Inc.*	7,625	661,354
Total Common Stocks
(Cost $52,950,057)		59,673,262

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$410,532	410,532
Total Repurchase Agreement
(Cost $410,532)		410,532

SECURITIES LENDING COLLATERAL††,3 - 5.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,854,373	2,854,373
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	456,700	456,700
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	185,534	185,534
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	71,359	71,359
Total Securities Lending Collateral
(Cost $3,567,966)		3,567,966
Total Investments - 106.0%
(Cost $56,928,555)		$63,651,760
Other Assets & Liabilities, net - (6.0)%		(3,598,909)
Total Net Assets - 100.0%		$60,052,851
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 62.3%
Communications - 21.2%
China Mobile Ltd. ADR	13,194	$845,604
Baidu, Inc. ADR*	3,309	658,756
America Movil SAB de CV — Class L ADR	20,622	439,455
Alibaba Group Holding Ltd. ADR*	4,485	368,981
Grupo Televisa SAB ADR	5,182	201,165
Chunghwa Telecom Company Ltd. ADR	4,555	145,396
Telekomunikasi Indonesia Persero Tbk PT ADR	2,959	128,391
Ctrip.com International Ltd. ADR*	1,702	123,599
JD.com, Inc. ADR*	3,571	121,771
SK Telecom Company Ltd. ADR	4,267	105,779
China Telecom Corporation Ltd. ADR	1,663	98,167
China Unicom Hong Kong Ltd. ADR	5,445	85,487
Vipshop Holdings Ltd. ADR*	3,700	82,325
Qihoo 360 Technology Company Ltd. ADR*	1,060	71,751
Mobile Telesystems OJSC ADR	6,067	59,335
Total Communications		3,535,962
Financial - 11.2%
China Life Insurance Company Ltd. ADR	17,833	388,046
Itau Unibanco Holding S.A. ADR	33,082	362,248
HDFC Bank Ltd. ADR	4,903	296,779
Banco Bradesco S.A. ADR	30,249	277,081
Shinhan Financial Group Company Ltd. ADR	5,682	210,575
ICICI Bank Ltd. ADR	17,036	177,515
KB Financial Group, Inc. ADR	4,630	152,188
Total Financial		1,864,432
Technology - 10.9%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	44,733	1,015,887
Infosys Ltd. ADR	23,104	366,198
NetEase, Inc. ADR	879	127,336
Advanced Semiconductor Engineering, Inc. ADR	15,055	99,363
Wipro Ltd. ADR	7,036	84,221
United Microelectronics Corp. ADR	28,507	58,439
Siliconware Precision Industries Company Ltd. ADR	7,469	55,644
Total Technology		1,807,088
Energy - 8.8%
PetroChina Company Ltd. ADR	2,528	280,128
CNOOC Ltd. ADR	1,926	273,338
China Petroleum & Chemical Corp. ADR	3,057	262,015
Sasol Ltd. ADR	6,083	225,436
Petroleo Brasileiro S.A. Pref ADR*	24,502	199,936
Petroleo Brasileiro S.A. ADR*	17,836	161,416
YPF S.A. ADR	2,309	63,336
Total Energy		1,465,605
Consumer, Non-cyclical - 3.8%
Ambev S.A. ADR	54,597	333,042
BRF S.A. ADR	7,946	166,151
Fomento Economico Mexicano SAB de CV ADR	1,580	140,762
Total Consumer, Non-cyclical		639,955
Basic Materials - 2.8%
POSCO ADR	3,845	188,751
Vale S.A. Pref ADR	24,091	121,659
Ultrapar Participacoes S.A. ADR	5,200	109,304
Vale S.A. ADR[1]	8,485	49,977
Total Basic Materials		469,691
Industrial - 1.6%
Cemex SAB de CV ADR*	15,310	140,235
LG Display Company Ltd. ADR	5,317	61,624
Embraer S.A. ADR	1,930	58,460
Total Industrial		260,319
Utilities - 1.5%
Korea Electric Power Corp. ADR	6,154	125,295
Enersis S.A. ADR	4,589	72,644
Huaneng Power International, Inc. ADR	1,045	55,155
Total Utilities		253,094
Consumer, Cyclical - 0.5%
Tata Motors Ltd. ADR	2,377	81,935
Total Common Stocks
(Cost $10,265,847)		10,378,081

	Face Amount
REPURCHASE AGREEMENTS††,[2] - 4.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$402,916	402,916
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	200,448	200,448
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	115,745	115,745
Total Repurchase Agreements
(Cost $719,109)		719,109

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,[3] - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$14,581	$14,581
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	2,333	2,333
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	948	948
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	365	365
Total Securities Lending Collateral
(Cost $18,227)		18,227
Total Investments - 66.7%
(Cost $11,003,183)		$11,115,417
Other Assets & Liabilities, net - 33.3%		5,546,906
Total Net Assets - 100.0%		$16,662,323

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,155,950)	45	$(2,298)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/28/15[4] (Notional Value $20,609,499)	9,323	$(21,085)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS†- 20.2%
iShares JP Morgan USD Emerging Markets Bond ETF	220	$24,182
PowerShares Emerging Markets Sovereign Debt Portfolio	870	24,108
Total Exchange-Traded Funds
(Cost $48,802)		48,290

	Face Amount
REPURCHASE AGREEMENTS††,1 - 41.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$55,694	55,694
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	27,707	27,707
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	15,999	15,999
Total Repurchase Agreements
(Cost $99,400)		99,400
Total Investments - 61.7%
(Cost $148,202)		$147,690
Other Assets & Liabilities, net - 38.3%		91,739
Total Net Assets - 100.0%		$239,429

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $238,344)	2	$403

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT PROTECTION SOLD††,2
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Appreciation
CDX.EM-23 Index	Barclays Bank plc	1.00%	06/20/20	$300,000	$(272,376)	$(28,096)	$472

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Credit Default Swaps — See Note 8.
plc — Public Limited Company

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas - 71.1%
Exxon Mobil Corp.	26,397	$2,196,229
Chevron Corp.	16,408	1,582,879
ConocoPhillips	16,727	1,027,205
Occidental Petroleum Corp.	11,756	914,264
Transocean Ltd.[1]	55,556	895,563
EOG Resources, Inc.	9,417	824,458
Phillips 66	9,819	791,020
Anadarko Petroleum Corp.	9,338	728,924
Valero Energy Corp.	10,954	685,720
Marathon Petroleum Corp.	12,278	642,262
Devon Energy Corp.	9,735	579,135
Apache Corp.	9,635	555,265
Pioneer Natural Resources Co.	3,785	524,942
Hess Corp.	7,602	508,422
Marathon Oil Corp.	19,127	507,630
Cheniere Energy, Inc.*	7,011	485,582
Noble Energy, Inc.	11,262	480,662
Petroleo Brasileiro S.A. ADR*,1	50,990	461,460
Continental Resources, Inc.*	10,852	460,016
Concho Resources, Inc.*	3,691	420,257
Cabot Oil & Gas Corp. — Class A	13,190	416,013
Equities Corp.	4,980	405,073
Tesoro Corp.	4,588	387,273
Cimarex Energy Co.	3,314	365,567
Antero Resources Corp.*	10,490	360,227
HollyFrontier Corp.	8,175	348,991
BP plc ADR	8,686	347,093
Southwestern Energy Co.*	15,226	346,087
Range Resources Corp.	6,790	335,290
Murphy Oil Corp.	7,739	321,710
Chesapeake Energy Corp.[1]	28,172	314,681
Helmerich & Payne, Inc.	4,465	314,425
Noble Corporation plc	20,353	313,233
Royal Dutch Shell plc — Class A ADR	5,357	305,403
Whiting Petroleum Corp.*	8,888	298,637
Ensco plc — Class A	13,269	295,501
Newfield Exploration Co.*	7,890	284,987
Energen Corp.	4,077	278,459
Encana Corp.	24,754	272,789
Suncor Energy, Inc.	9,851	271,099
Diamondback Energy, Inc.*	3,380	254,784
Western Refining, Inc.	5,520	240,782
Gulfport Energy Corp.*	5,810	233,853
Cobalt International Energy, Inc.*	23,990	232,943
Seadrill Ltd.[1]	22,455	232,185
Canadian Natural Resources Ltd.	8,332	226,297
Memorial Resource Development Corp.*	11,530	218,724
Diamond Offshore Drilling, Inc.[1]	8,341	215,281
QEP Resources, Inc.	11,622	215,123
SM Energy Co.	4,419	203,804
Rowan Companies plc — Class A	9,305	196,429
PBF Energy, Inc. — Class A	6,910	196,382
Nabors Industries Ltd.	13,494	194,718
YPF S.A. ADR	7,090	194,479
Patterson-UTI Energy, Inc.	10,069	189,448
Rice Energy, Inc.*	9,080	189,136
Statoil ASA ADR[1]	10,540	188,666
CNOOC Ltd. ADR	1,320	187,334
Laredo Petroleum, Inc.*,1	14,858	186,914
Parsley Energy, Inc. — Class A*	10,710	186,568
Carrizo Oil & Gas, Inc.*	3,719	183,124
WPX Energy, Inc.*	14,884	182,776
Sasol Ltd. ADR	4,900	181,594
Cenovus Energy, Inc.	11,270	180,433
RSP Permian, Inc.*	6,340	178,217
Delek US Holdings, Inc.	4,750	174,895
Denbury Resources, Inc.[1]	27,458	174,633
Matador Resources Co.*	6,810	170,250
Oasis Petroleum, Inc.*	10,710	169,754
PDC Energy, Inc.*	3,150	168,966
California Resources Corp.	27,533	166,299
Rosetta Resources, Inc.*	6,740	155,964
Ultra Petroleum Corp.*,1	12,402	155,273
Atwood Oceanics, Inc.[1]	5,580	147,535
Bonanza Creek Energy, Inc.*	5,750	104,938
Stone Energy Corp.*	7,778	97,925
Sanchez Energy Corp.*,1	9,143	89,601
Total Oil & Gas		28,720,460
Oil & Gas Services - 15.9%
Schlumberger Ltd.	14,249	1,228,121
Halliburton Co.	16,266	700,577
Baker Hughes, Inc.	9,876	609,349
National Oilwell Varco, Inc.	10,503	507,085
Cameron International Corp.*	7,134	373,608
FMC Technologies, Inc.*	8,817	365,817
Dresser-Rand Group, Inc.*	3,560	303,241
Weatherford International plc*	23,735	291,228
Targa Resources Corp.	2,950	263,199
Oceaneering International, Inc.	5,317	247,719
Superior Energy Services, Inc.	9,929	208,906
Dril-Quip, Inc.*	2,749	206,862
Core Laboratories N.V.	1,603	182,806
Exterran Holdings, Inc.	5,284	172,523
Bristow Group, Inc.	2,982	158,941
Oil States International, Inc.*	4,087	152,159
C&J Energy Services Ltd.*	10,735	141,702
Helix Energy Solutions Group, Inc.*	10,282	129,862
CARBO Ceramics, Inc.[1]	2,695	112,193
Basic Energy Services, Inc.*	9,500	71,725
Total Oil & Gas Services		6,427,623
Pipelines - 8.6%
Kinder Morgan, Inc.	27,916	1,071,695
Williams Companies, Inc.	14,725	845,068
Spectra Energy Corp.	17,110	557,786
ONEOK, Inc.	8,717	344,147
Enbridge, Inc.	4,840	226,464
SemGroup Corp. — Class A	2,810	223,339
TransCanada Corp.	4,750	192,945
Total Pipelines		3,461,444
Transportation - 1.2%
Golar LNG Ltd.	4,580	214,344
Teekay Corp.	3,960	169,567

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Transportation - 1.2% (continued)
Tidewater, Inc.[1]	5,168	$117,469
Total Transportation		501,380
Mining - 0.8%
Cameco Corp.	12,324	175,987
US Silica Holdings, Inc.[1]	5,000	146,800
Total Mining		322,787
Coal - 0.6%
CONSOL Energy, Inc.	11,646	253,184
Retail - 0.6%
World Fuel Services Corp.	4,570	219,132
Metal Fabricate & Hardware - 0.5%
Tenaris S.A. ADR	6,904	186,546
Energy-Alternate Sources - 0.3%
Green Plains, Inc.	4,900	134,995
Total Common Stocks
(Cost $24,693,086)		40,227,551

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$246,002	246,002
Total Repurchase Agreement
(Cost $246,002)		246,002

SECURITIES LENDING COLLATERAL††,3 - 6.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,042,518	2,042,518
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	326,803	326,803
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	132,763	132,763
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	51,063	51,063
Total Securities Lending Collateral
(Cost $2,553,147)		2,553,147
Total Investments - 106.5%
(Cost $27,492,235)		$43,026,700
Other Assets & Liabilities, net - (6.5)%		(2,623,948)
Total Net Assets - 100.0%		$40,402,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Oil & Gas Services - 66.1%
Schlumberger Ltd.	33,267	$2,867,284
Halliburton Co.	37,960	1,634,937
Baker Hughes, Inc.	23,072	1,423,542
National Oilwell Varco, Inc.	24,540	1,184,791
Cameron International Corp.*	16,652	872,065
FMC Technologies, Inc.*	20,604	854,860
Dresser-Rand Group, Inc.*	8,233	701,287
Oceaneering International, Inc.	12,553	584,844
Weatherford International plc*	46,098	565,622
RPC, Inc.	38,081	526,660
Superior Energy Services, Inc.	23,170	487,497
Dril-Quip, Inc.*	6,339	477,010
Core Laboratories N.V.[1]	3,980	453,879
Exterran Holdings, Inc.	12,475	407,309
Forum Energy Technologies, Inc.*	18,945	384,205
Bristow Group, Inc.	6,866	365,958
Oil States International, Inc.*	9,441	351,488
C&J Energy Services Ltd.*	25,078	331,030
SEACOR Holdings, Inc.*	4,527	321,145
McDermott International, Inc.*	59,809	319,380
Helix Energy Solutions Group, Inc.*	23,991	303,006
Frank's International N.V.	13,974	263,270
CARBO Ceramics, Inc.[1]	6,204	258,273
Basic Energy Services, Inc.*	22,166	167,353
Total Oil & Gas Services		16,106,695
Oil & Gas - 28.5%
Transocean Ltd.[1]	79,378	1,279,574
Diamond Offshore Drilling, Inc.[1]	33,495	864,506
Helmerich & Payne, Inc.	10,315	726,382
Noble Corporation plc	39,575	609,059
Ensco plc — Class A	25,607	570,268
Seadrill Ltd.[1]	54,174	560,159
Nabors Industries Ltd.	36,421	525,555
Rowan Companies plc — Class A	21,704	458,171
Patterson-UTI Energy, Inc.	23,505	442,247
Atwood Oceanics, Inc.[1]	13,160	347,950
Unit Corp.*	11,238	304,775
Precision Drilling Corp.	41,190	276,797
Total Oil & Gas		6,965,443
Transportation - 2.1%
Tidewater, Inc.[1]	12,219	277,738
Hornbeck Offshore Services, Inc.*	11,136	228,622
Total Transportation		506,360
Metal Fabricate & Hardware - 1.5%
Tenaris S.A. ADR	13,456	363,581
Mining - 1.4%
US Silica Holdings, Inc.[1]	11,522	338,286
Total Common Stocks
(Cost $12,887,509)		24,280,365

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$69,604	69,604
Total Repurchase Agreement
(Cost $69,604)		69,604

SECURITIES LENDING COLLATERAL††,3 - 14.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,820,126	2,820,126
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	451,220	451,220
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	183,308	183,308
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	70,503	70,503
Total Securities Lending Collateral
(Cost $3,525,157)		3,525,157
Total Investments - 114.4%
(Cost $16,482,270)		$27,875,126
Other Assets & Liabilities, net - (14.4)%		(3,499,492)
Total Net Assets - 100.0%		$24,375,634

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 53.6%
Consumer, Non-cyclical - 21.6%
Novartis AG ADR	3,729	$366,709
Nestle S.A. ADR	4,692	338,575
Roche Holding AG ADR	8,171	286,557
Sanofi ADR	3,525	174,593
Bayer AG ADR	1,203	169,605
Novo Nordisk A/S ADR	2,845	155,792
British American Tobacco plc ADR	1,353	146,462
GlaxoSmithKline plc ADR	3,514	146,358
Anheuser-Busch InBev N.V. ADR	1,121	135,271
AstraZeneca plc ADR	1,836	116,972
Diageo plc ADR	915	106,177
Unilever N.V. — Class Y	2,273	95,102
Reckitt Benckiser Group plc ADR	4,809	83,484
Unilever plc ADR	1,910	82,054
Total Consumer, Non-cyclical		2,403,711
Financial - 13.0%
HSBC Holdings plc ADR	5,576	249,860
Banco Santander S.A. ADR	20,408	143,059
UBS Group AG*	5,039	106,827
Lloyds Banking Group plc ADR	19,268	104,625
Allianz SE ADR	6,626	103,830
BNP Paribas S.A. ADR	3,250	99,028
Barclays plc ADR	5,937	97,604
ING Groep N.V. ADR	5,586	92,616
Prudential plc ADR	1,853	89,982
Banco Bilbao Vizcaya Argentaria S.A. ADR[1]	9,034	89,166
AXA S.A. ADR	3,033	76,583
Zurich Insurance Group AG ADR*	2,178	66,211
Credit Suisse Group AG ADR*	2,214	61,106
Deutsche Bank AG	1,880	56,701
Total Financial		1,437,198
Energy - 5.9%
BP plc ADR	4,357	174,107
Total S.A. ADR	3,443	169,292
Royal Dutch Shell plc — Class A ADR	2,826	161,110
BG Group plc ADR	4,904	82,289
Eni SpA ADR	1,956	69,594
Total Energy		656,392
Communications - 3.5%
Vodafone Group plc ADR	3,851	140,369
Telefonica S.A. ADR	5,945	84,419
BT Group plc ADR	1,182	83,792
Deutsche Telekom AG ADR	4,519	77,795
Total Communications		386,375
Basic Materials - 3.4%
BASF SE ADR	1,332	118,095
Rio Tinto plc ADR	1,789	73,725
Air Liquide S.A. ADR	2,521	64,033
Glencore plc ADR	7,200	57,852
BHP Billiton Ltd. ADR	1,414	57,564
Total Basic Materials		371,269
Consumer, Cyclical - 2.4%
Daimler AG ADR	1,446	132,541
LVMH Moet Hennessy Louis Vuitton SE ADR	1,977	69,491
Cie Financiere Richemont S.A. ADR	7,637	61,669
Total Consumer, Cyclical		263,701
Industrial - 2.2%
Siemens AG ADR	1,145	116,252
ABB Ltd. ADR	3,359	70,136
Schneider Electric SE ADR	4,261	59,079
Total Industrial		245,467
Technology - 0.9%
SAP SE ADR[1]	1,385	97,269
Utilities - 0.7%
National Grid plc ADR	1,124	72,577
Total Common Stocks
(Cost $5,431,474)		5,933,959

MUTUAL FUNDS†,2 - 22.4%
Guggenheim Strategy Fund I	99,256	2,473,467
Total Mutual Funds
(Cost $2,471,357)		2,473,467

	Face Amount
REPURCHASE AGREEMENTS††,3 - 19.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$1,224,812	1,224,812
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	609,334	609,334
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	351,850	351,850
Total Repurchase Agreements
(Cost $2,185,996)		2,185,996

SECURITIES LENDING COLLATERAL††,4 - 1.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	103,625	103,625
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	16,580	16,580
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	6,736	6,736
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	2,591	2,591
Total Securities Lending Collateral
(Cost $129,532)		129,532
Total Investments - 97.0%
(Cost $10,218,359)		$10,722,954
Other Assets & Liabilities, net - 3.0%		328,772
Total Net Assets - 100.0%		$11,051,726

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $7,951,500)	57	$(79,837)

EQUITY FUTURES CONTRACTS PURCHASED††
September 2015 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $7,882,790)	216	$(219,014)
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6%
Consumer, Cyclical - 2.0%
General Motors Co.	520	$17,331
Delta Air Lines, Inc.	260	10,681
Hilton Worldwide Holdings, Inc.*	320	8,816
American Airlines Group, Inc.	220	8,786
L Brands, Inc.	90	7,716
United Continental Holdings, Inc.*	120	6,361
Fiat Chrysler Automobiles N.V.*	420	6,103
Dollar Tree, Inc.*	70	5,529
Royal Caribbean Cruises Ltd.	70	5,508
Hanesbrands, Inc.	130	4,332
Liberty Interactive Corporation QVC Group — Class A*	150	4,163
Norwegian Cruise Line Holdings Ltd.*	70	3,923
Signet Jewelers Ltd.	30	3,847
Best Buy Company, Inc.	110	3,587
PVH Corp.	30	3,456
Lear Corp.	30	3,368
Foot Locker, Inc.	50	3,351
MGM Resorts International*	180	3,285
DR Horton, Inc.	120	3,284
Jarden Corp.*	60	3,105
Lennar Corp. — Class A	60	3,062
LKQ Corp.*	100	3,024
Wynn Resorts Ltd.	30	2,960
Darden Restaurants, Inc.	40	2,843
Goodyear Tire & Rubber Co.	90	2,713
Rite Aid Corp.*	320	2,672
PulteGroup, Inc.	120	2,418
Toll Brothers, Inc.*	60	2,291
Carter's, Inc.	20	2,126
HD Supply Holdings, Inc.*	60	2,111
Michaels Companies, Inc.*	70	1,884
Allegiant Travel Co. — Class A	10	1,779
Cinemark Holdings, Inc.	40	1,607
Sally Beauty Holdings, Inc.*	50	1,579
Penske Automotive Group, Inc.	30	1,563
Office Depot, Inc.*	180	1,559
Brunswick Corp.	30	1,526
Gaming and Leisure Properties, Inc.	40	1,467
Wendy's Co.	120	1,354
Six Flags Entertainment Corp.	30	1,345
Tempur Sealy International, Inc.*	20	1,318
Extended Stay America, Inc.	70	1,314
GameStop Corp. — Class A	30	1,289
Men's Wearhouse, Inc.	20	1,281
Churchill Downs, Inc.	10	1,250
Scotts Miracle-Gro Co. — Class A	20	1,184
Brinker International, Inc.	20	1,153
Tenneco, Inc.*	20	1,149
Cedar Fair, LP	20	1,090
Choice Hotels International, Inc.	20	1,085
Regal Entertainment Group — Class A	50	1,046
Dana Holding Corp.	50	1,029
Ryland Group, Inc.	20	927
AMC Entertainment Holdings, Inc. — Class A	30	920
Group 1 Automotive, Inc.	10	908
Asbury Automotive Group, Inc.*	10	906
Wolverine World Wide, Inc.	30	854
JC Penney Company, Inc.*	100	847
Taylor Morrison Home Corp. — Class A*	40	814
Standard Pacific Corp.*	90	802
Sears Holdings Corp.*	30	801
DreamWorks Animation SKG, Inc. — Class A*	30	791
CST Brands, Inc.	20	781
TRI Pointe Homes, Inc.*	50	765
Outerwall, Inc.	10	761
Pinnacle Entertainment, Inc.*	20	745
WESCO International, Inc.*	10	686
Navistar International Corp.*	30	679
Cooper Tire & Rubber Co.	20	677
Ferrellgas Partners, LP	30	676
MDC Holdings, Inc.	20	599
Boyd Gaming Corp.*	40	598
Penn National Gaming, Inc.*	30	551
KB Home	30	498
Sonic Automotive, Inc. — Class A	20	477
Meritage Homes Corp.*	10	471
Scientific Games Corp. — Class A*	30	466
Interval Leisure Group, Inc.	20	457
First Cash Financial Services, Inc.*	10	456
Mobile Mini, Inc.	10	420
American Axle & Manufacturing Holdings, Inc.*	20	418
Conn's, Inc.*	10	397
Meritor, Inc.*	30	393
National CineMedia, Inc.	20	319
Carmike Cinemas, Inc.*	10	265
William Lyon Homes — Class A*	10	257
M/I Homes, Inc.*	10	247
WCI Communities, Inc.*	10	244
Perry Ellis International, Inc.*	10	238
Speedway Motorsports, Inc.	10	227
Titan International, Inc.	20	215
Gol Linhas Aereas Inteligentes S.A. ADR*	90	213
H&E Equipment Services, Inc.	10	200
Beazer Homes USA, Inc.*	10	200
Isle of Capri Casinos, Inc.*	10	182
Hovnanian Enterprises, Inc. — Class A*	50	133
Ruby Tuesday, Inc.*	20	125
Carrols Restaurant Group, Inc.*	10	104
Bon-Ton Stores, Inc.	10	46
Christopher & Banks Corp.*	10	40
Total Consumer, Cyclical		196,399

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Consumer, Non-cyclical - 1.7%
Valeant Pharmaceuticals International, Inc.*	110	$24,436
HCA Holdings, Inc.*	130	11,793
Fresenius Medical Care AG & Company KGaA ADR	200	8,317
Constellation Brands, Inc. — Class A	60	6,961
ConAgra Foods, Inc.	140	6,120
Endo International plc*	70	5,575
DaVita HealthCare Partners, Inc.*	70	5,563
Hospira, Inc.*	60	5,323
Mallinckrodt plc*	40	4,709
Catamaran Corp.*	70	4,275
Universal Health Services, Inc. — Class B	30	4,262
Grifols S.A. ADR	130	4,026
Hologic, Inc.*	90	3,425
Centene Corp.*	40	3,217
WhiteWave Foods Co. — Class A*	60	2,933
Quintiles Transnational Holdings, Inc.*	40	2,904
Omnicare, Inc.	30	2,828
Hertz Global Holdings, Inc.*	150	2,718
United Rentals, Inc.*	30	2,629
Community Health Systems, Inc.*	40	2,519
Sabre Corp.	90	2,142
Service Corporation International	70	2,060
Spectrum Brands Holdings, Inc.	20	2,040
ADT Corp.	60	2,014
Live Nation Entertainment, Inc.*	70	1,924
Pilgrim's Pride Corp.	80	1,838
Pinnacle Foods, Inc.	40	1,821
Tenet Healthcare Corp.*	30	1,736
Alere, Inc.*	30	1,583
Acadia Healthcare Company, Inc.*	20	1,567
ServiceMaster Global Holdings, Inc.*	40	1,447
Amsurg Corp. — Class A*	20	1,399
HealthSouth Corp.	30	1,382
Teleflex, Inc.	10	1,355
Avis Budget Group, Inc.*	30	1,322
Health Net, Inc.*	20	1,282
Deluxe Corp.	20	1,240
RR Donnelley & Sons Co.	70	1,220
WEX, Inc.*	10	1,140
Post Holdings, Inc.*	20	1,079
Vector Group Ltd.	40	938
Prestige Brands Holdings, Inc.*	20	925
Sotheby's	20	905
Avon Products, Inc.	140	876
LifePoint Health, Inc.*	10	870
WellCare Health Plans, Inc.*	10	848
Cimpress N.V.*	10	842
TreeHouse Foods, Inc.*	10	810
Revlon, Inc. — Class A*	20	734
Darling Ingredients, Inc.*	50	733
SUPERVALU, Inc.*	90	728
Owens & Minor, Inc.	20	680
Select Medical Holdings Corp.	40	648
Multi-Color Corp.	10	639
Kindred Healthcare, Inc.	30	609
B&G Foods, Inc.	20	571
Rent-A-Center, Inc.	20	567
Dean Foods Co.	30	485
Ingles Markets, Inc. — Class A	10	478
FTI Consulting, Inc.*	10	412
Cott Corp.	40	391
ExamWorks Group, Inc.*	10	391
Surgical Care Affiliates, Inc.*	10	384
Cardtronics, Inc.*	10	371
Quad/Graphics, Inc.	20	370
Diamond Foods, Inc.*	10	314
ACCO Brands Corp.*	40	311
StoneMor Partners, LP	10	302
Hanger, Inc.*	10	234
Global Cash Access Holdings, Inc.*	20	155
Elizabeth Arden, Inc.*	10	143
SFX Entertainment, Inc.*	30	135
Great Lakes Dredge & Dock Corp.*	20	119
BioScrip, Inc.*	20	73
Total Consumer, Non-cyclical		164,115
Energy - 1.3%
Petroleo Brasileiro S.A. ADR*,1	2,040	18,462
Williams Companies, Inc.	240	13,773
Energy Transfer Equity, LP	170	10,908
Concho Resources, Inc.*	40	4,553
Cheniere Energy Partners, LP	110	3,393
MarkWest Energy Partners, LP	60	3,382
Tesoro Corp.	40	3,376
Antero Resources Corp.*	90	3,090
ONEOK, Inc.	70	2,763
Range Resources Corp.	50	2,469
Chesapeake Energy Corp.	220	2,457
Whiting Petroleum Corp.*	70	2,352
Targa Resources Partners, LP	60	2,316
Transocean Ltd.	120	1,934
Newfield Exploration Co.*	50	1,806
NuStar Energy, LP	30	1,781
Tesoro Logistics, LP	30	1,714
Dresser-Rand Group, Inc.*	20	1,704
Equities Midstream Partners, LP	20	1,631
CONSOL Energy, Inc.	70	1,522
TerraForm Power, Inc. — Class A	40	1,519
Diamondback Energy, Inc.*	20	1,508
Energen Corp.	20	1,366
Genesis Energy, LP	30	1,317
Western Refining, Inc.	30	1,309
DCP Midstream Partners, LP	40	1,228
Gulfport Energy Corp.*	30	1,208
Boardwalk Pipeline Partners, LP	80	1,162
Memorial Resource Development Corp.*	60	1,138
CVR Energy, Inc.	30	1,129

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Energy - 1.3% (continued)
QEP Resources, Inc.	60	$1,111
Baytex Energy Corp.	70	1,091
Carrizo Oil & Gas, Inc.*	20	985
SM Energy Co.	20	922
NGL Energy Partners, LP	30	910
Laredo Petroleum, Inc.*	70	881
WPX Energy, Inc.*	70	860
PBF Energy, Inc. — Class A	30	853
RSP Permian, Inc.*	30	843
Rice Energy, Inc.*	40	833
Suburban Propane Partners, LP	20	798
SemGroup Corp. — Class A	10	795
Oasis Petroleum, Inc.*	50	793
Denbury Resources, Inc.	120	763
Matador Resources Co.*	30	749
Northern Tier Energy, LP	30	713
SEACOR Holdings, Inc.*	10	708
Holly Energy Partners, LP	20	703
Crestwood Midstream Partners, LP	60	672
Summit Midstream Partners, LP	20	660
Exterran Holdings, Inc.	20	653
Ultra Petroleum Corp.*	50	626
Forum Energy Technologies, Inc.*	30	608
Precision Drilling Corp.	90	605
Western Refining Logistics, LP	20	588
Murphy USA, Inc.*	10	558
Unit Corp.*	20	542
PDC Energy, Inc.*	10	536
Bristow Group, Inc.	10	533
Atwood Oceanics, Inc.	20	529
Calumet Specialty Products Partners, LP	20	509
Rose Rock Midstream, LP	10	468
Rosetta Resources, Inc.*	20	463
Sunoco, LP	10	453
Exterran Partners, LP	20	450
Vanguard Natural Resources LLC	30	448
Memorial Production Partners, LP	30	446
McDermott International, Inc.*	80	427
LinnCo LLC	40	378
Bonanza Creek Energy, Inc.*	20	365
BreitBurn Energy Partners, LP	70	333
SunCoke Energy, Inc.	20	260
Ocean Rig UDW, Inc.	50	256
Stone Energy Corp.*	20	252
EV Energy Partners, LP	20	229
Westmoreland Coal Co.*	10	208
Peabody Energy Corp.	90	197
Sanchez Energy Corp.*	20	196
Pacific Drilling S.A.*	70	196
Atlas Resource Partners, LP	30	188
Jones Energy, Inc. — Class A*	20	181
CSI Compressco, LP	10	179
Bill Barrett Corp.*	20	172
Legacy Reserves, LP	20	171
SunCoke Energy Partners, LP	10	171
Natural Resource Partners, LP	40	152
SandRidge Energy, Inc.*	170	149
Northern Oil and Gas, Inc.*	20	135
Parker Drilling Co.*	40	133
Magnum Hunter Resources Corp.*	70	131
Pioneer Energy Services Corp.*	20	127
Gulfmark Offshore, Inc. — Class A	10	116
Rex Energy Corp.*	20	112
W&T Offshore, Inc.	20	110
EXCO Resources, Inc.	90	106
Triangle Petroleum Corp.*	20	100
Cloud Peak Energy, Inc.*	20	93
Gastar Exploration, Inc.*	30	93
Key Energy Services, Inc.*	50	90
Penn Virginia Corp.*	20	88
Seventy Seven Energy, Inc.*	20	86
Basic Energy Services, Inc.*	10	76
Approach Resources, Inc.*	10	69
Comstock Resources, Inc.	20	67
ION Geophysical Corp.*	50	54
PetroQuest Energy, Inc.*	20	40
Goodrich Petroleum Corp.*	20	37
Paragon Offshore plc	30	33
Resolute Energy Corp.*	30	29
Swift Energy Co.*	10	20
Total Energy		130,533
Financial - 1.3%
Lloyds Banking Group plc ADR	5,780	31,385
Royal Bank of Scotland Group plc ADR*	1,870	20,700
Crown Castle International Corp.	110	8,833
Discover Financial Services	140	8,066
Equinix, Inc.	20	5,080
Icahn Enterprises, LP	40	3,469
Unum Group	80	2,859
CIT Group, Inc.	60	2,789
AerCap Holdings N.V.*	60	2,748
E*TRADE Financial Corp.*	90	2,696
Credit Acceptance Corp.*	10	2,462
Navient Corp.	130	2,367
Realogy Holdings Corp.*	50	2,336
Lazard Ltd. — Class A	40	2,250
Iron Mountain, Inc.	70	2,170
Lamar Advertising Co. — Class A	30	1,724
Howard Hughes Corp.*	10	1,435
Corrections Corporation of America	40	1,323
Synovus Financial Corp.	40	1,233
American Capital Ltd.*	90	1,220
Genworth Financial, Inc. — Class A*	160	1,211
CoreLogic, Inc.*	30	1,190
Radian Group, Inc.	60	1,126
CNO Financial Group, Inc.	60	1,101
Ryman Hospitality Properties, Inc.	20	1,062

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Financial - 1.3% (continued)
First Niagara Financial Group, Inc.	110	$1,038
Outfront Media, Inc.	40	1,010
Kennedy-Wilson Holdings, Inc.	40	984
Medical Properties Trust, Inc.	70	918
Popular, Inc.*	30	866
Hanover Insurance Group, Inc.	10	740
GEO Group, Inc.	20	683
Aircastle Ltd.	30	680
Nationstar Mortgage Holdings, Inc.*	40	672
DuPont Fabros Technology, Inc.	20	589
CyrusOne, Inc.	20	589
American Equity Investment Life Holding Co.	20	540
PHH Corp.*	20	521
Ladder Capital Corp. — Class A	30	521
Sabra Health Care REIT, Inc.	20	515
FelCor Lodging Trust, Inc.	50	494
KCG Holdings, Inc. — Class A*	40	493
Ocwen Financial Corp.*	40	408
iStar Financial, Inc.*	30	400
QTS Realty Trust, Inc. — Class A	10	365
Potlatch Corp.	10	353
Walter Investment Management Corp.*	10	229
Enova International, Inc.*	10	187
Fly Leasing Ltd. ADR	10	157
Forestar Group, Inc.*	10	132
Total Financial		126,919
Communications - 1.3%
Netflix, Inc.*	20	13,138
DISH Network Corp. — Class A*	150	10,156
T-Mobile US, Inc.*	260	10,080
Nokia Oyj ADR	1,190	8,152
Telecom Italia SpA ADR*	590	7,505
Charter Communications, Inc. — Class A*	40	6,849
Sirius XM Holdings, Inc.*	1,770	6,603
Level 3 Communications, Inc.*	110	5,794
Nielsen N.V.	120	5,372
CenturyLink, Inc.	180	5,288
Expedia, Inc.	40	4,374
Alcatel-Lucent ADR*	910	3,294
VeriSign, Inc.*	40	2,469
IAC/InterActiveCorp	30	2,390
TEGNA, Inc.	70	2,245
Cablevision Systems Corp. — Class A	90	2,155
Zayo Group Holdings, Inc.*	80	2,058
CDW Corp.	60	2,057
Frontier Communications Corp.	370	1,832
CommScope Holding Company, Inc.*	60	1,831
AMC Networks, Inc. — Class A*	20	1,637
EchoStar Corp. — Class A*	30	1,460
j2 Global, Inc.	20	1,359
Starz — Class A*	30	1,342
Clear Channel Outdoor Holdings, Inc. — Class A	120	1,216
ViaSat, Inc.*	20	1,205
United States Cellular Corp.*	30	1,130
West Corp.	30	903
Sinclair Broadcast Group, Inc. — Class A	30	837
New York Times Co. — Class A	50	682
Media General, Inc.*	40	661
Anixter International, Inc.*	10	652
NeuStar, Inc. — Class A*	20	584
Plantronics, Inc.	10	563
Nexstar Broadcasting Group, Inc. — Class A	10	560
DigitalGlobe, Inc.*	20	556
Gannett Company, Inc.*	35	490
Consolidated Communications Holdings, Inc.	20	420
MDC Partners, Inc. — Class A	20	394
Cogent Communications Holdings, Inc.	10	338
Bankrate, Inc.*	30	315
Gray Television, Inc.*	20	314
Cincinnati Bell, Inc.*	70	267
EarthLink Holdings Corp.	30	225
Windstream Holdings, Inc.	30	191
General Communication, Inc. — Class A*	10	170
Cumulus Media, Inc. — Class A*	80	162
Total Communications		122,275
Industrial - 0.8%
SBA Communications Corp. — Class A*	40	4,599
TransDigm Group, Inc.*	20	4,492
Sealed Air Corp.	70	3,596
Vulcan Materials Co.	40	3,357
Masco Corp.	110	2,934
Martin Marietta Materials, Inc.	20	2,830
Ball Corp.	40	2,805
Spirit AeroSystems Holdings, Inc. — Class A*	50	2,756
Crown Holdings, Inc.*	50	2,646
Sensata Technologies Holding N.V.*	50	2,637
Energizer Holdings, Inc.*	20	2,631
Huntington Ingalls Industries, Inc.	20	2,252
Zebra Technologies Corp. — Class A*	20	2,221
Flextronics International Ltd.*	180	2,036
AECOM*	50	1,654
Owens Corning	40	1,650
Graphic Packaging Holding Co.	110	1,532
Orbital ATK, Inc.	20	1,467
USG Corp.*	50	1,390
XPO Logistics, Inc.*	30	1,355
Trinity Industries, Inc.	50	1,322
Triumph Group, Inc.	20	1,320
Berry Plastics Group, Inc.*	40	1,296
Jabil Circuit, Inc.	60	1,277
Oshkosh Corp.	30	1,271
Owens-Illinois, Inc.*	50	1,147

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Industrial - 0.8% (continued)
Clean Harbors, Inc.*	20	$1,075
Silgan Holdings, Inc.	20	1,055
Abengoa S.A. ADR	60	953
Esterline Technologies Corp.*	10	953
Teekay Corp.	20	855
Louisiana-Pacific Corp.*	50	852
Covanta Holding Corp.	40	848
Nortek, Inc.*	10	831
Belden, Inc.	10	812
Manitowoc Company, Inc.	40	784
SPX Corp.	10	724
Greif, Inc. — Class A	20	717
Moog, Inc. — Class A*	10	707
EnerSys	10	703
Masonite International Corp.*	10	702
Terex Corp.	30	698
Hillenbrand, Inc.	20	614
Sanmina Corp.*	30	605
MasTec, Inc.*	30	596
Dycom Industries, Inc.*	10	589
EnPro Industries, Inc.	10	572
Trinseo S.A.*	20	537
Harsco Corp.	30	495
Actuant Corp. — Class A	20	462
Tutor Perini Corp.*	20	432
Aerojet Rocketdyne Holdings, Inc.*	20	412
LSB Industries, Inc.*	10	408
General Cable Corp.	20	395
Builders FirstSource, Inc.*	30	385
Boise Cascade Co.*	10	367
Headwaters, Inc.*	20	364
Griffon Corp.	20	318
Martin Midstream Partners, LP	10	310
NCI Building Systems, Inc.*	20	301
Ply Gem Holdings, Inc.*	20	236
Hornbeck Offshore Services, Inc.*	10	205
Era Group, Inc.*	10	205
GrafTech International Ltd.*	40	198
Briggs & Stratton Corp.	10	193
Navios Maritime Acquisition Corp.	50	180
Quality Distribution, Inc.*	10	155
Kratos Defense & Security Solutions, Inc.*	20	126
Navios Maritime Holdings, Inc.	30	112
AM Castle & Co.*	10	62
Total Industrial		81,576
Technology - 0.4%
NXP Semiconductor N.V.*	80	7,857
Micron Technology, Inc.*	350	6,594
Activision Blizzard, Inc.	240	5,810
Freescale Semiconductor Ltd.*	100	3,997
IHS, Inc. — Class A*	20	2,573
MSCI, Inc. — Class A	40	2,462
Nuance Communications, Inc.*	100	1,751
Open Text Corp.	40	1,621
Brocade Communications Systems, Inc.	130	1,544
NCR Corp.*	50	1,505
IGATE Corp.*	30	1,431
ACI Worldwide, Inc.*	40	983
Solera Holdings, Inc.	20	891
Leidos Holdings, Inc.	20	807
Entegris, Inc.*	50	729
Amkor Technology, Inc.*	80	478
MedAssets, Inc.*	20	441
Unisys Corp.*	20	400
Magnachip Semiconductor Corp.*	10	77
Total Technology		41,951
Basic Materials - 0.4%
ArcelorMittal[1]	540	5,250
Alcoa, Inc.	400	4,460
Celanese Corp. — Class A	50	3,593
Ashland, Inc.	20	2,438
WR Grace & Co.*	20	2,006
Huntsman Corp.	80	1,766
Steel Dynamics, Inc.	80	1,657
Platform Specialty Products Corp.*	60	1,535
Allegheny Technologies, Inc.	40	1,208
PolyOne Corp.	30	1,175
United States Steel Corp.	50	1,031
Eldorado Gold Corp.	230	952
Kaiser Aluminum Corp.	10	831
Compass Minerals International, Inc.	10	821
Olin Corp.	30	809
Axiall Corp.	20	721
Commercial Metals Co.	40	643
Neenah Paper, Inc.	10	589
Tronox Ltd. — Class A	40	585
Clearwater Paper Corp.*	10	573
Chemtura Corp.*	20	566
A. Schulman, Inc.	10	437
New Gold, Inc.*	160	430
Constellium N.V. — Class A*	30	355
Resolute Forest Products, Inc.*	30	338
Hecla Mining Co.	120	316
Century Aluminum Co.*	30	313
Mercer International, Inc.*	20	274
IAMGOLD Corp.*	130	260
AuRico Gold, Inc.	90	256
Koppers Holdings, Inc.	10	247
Kraton Performance Polymers, Inc.*	10	239
Horsehead Holding Corp.*	20	234
AK Steel Holding Corp.*	60	232
Coeur Mining, Inc.*	40	228
PH Glatfelter Co.	10	220
Cliffs Natural Resources, Inc.	50	217
Rentech Nitrogen Partners, LP	10	143
Noranda Aluminum Holding Corp.	20	17
Total Basic Materials		37,965

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 9.6% (continued)
Utilities - 0.3%
Exelon Corp.	280	$8,799
PPL Corp.	220	6,483
FirstEnergy Corp.	140	4,557
AES Corp.	220	2,917
NRG Energy, Inc.	110	2,517
Calpine Corp.*	120	2,159
AmeriGas Partners, LP	30	1,371
Dynegy, Inc.*	40	1,170
Global Partners, LP	10	324
Atlantic Power Corp.	40	123
Total Utilities		30,420
Diversified - 0.1%
Leucadia National Corp.	120	2,914
Horizon Pharma plc*	50	1,737
HRG Group, Inc.*	70	910
Total Diversified		5,561
Total Common Stocks
(Cost $886,905)		937,714

RIGHTS†† - 0.0%
BioScrip, Inc.
Expires 07/31/15*	20	—
Total Rights
(Cost $—)		—

EXCHANGE-TRADED FUNDS† - 20.7%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	22,700	2,015,759
Total Exchange-Traded Funds
(Cost $1,984,812)		2,015,759

MUTUAL FUNDS† - 43.6%
Guggenheim Strategy Fund II2	85,545	2,130,922
Guggenheim Strategy Fund I2	85,209	2,123,408
Total Mutual Funds
(Cost $4,258,925)		4,254,330

	Face Amount
REPURCHASE AGREEMENTS††,3 - 14.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$807,208	807,208
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	401,580	401,580
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	231,886	231,886
Total Repurchase Agreements
(Cost $1,440,674)		1,440,674

SECURITIES LENDING COLLATERAL††,4 - 20.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,599,044	1,599,044
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	255,847	255,847
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	103,938	103,938
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	39,976	39,976
Total Securities Lending Collateral
(Cost $1,998,805)		1,998,805
Total Investments - 109.2%
(Cost $10,570,121)		$10,647,282
Other Assets & Liabilities, net - (9.2)%		(895,611)
Total Net Assets - 100.0%		$9,751,671

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $5,839,422)	49	$(7,926)

EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $873,810)	7	$(9,587)

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital LLC September 2015 Credit Suisse Merger Arbitrage Liquid Index Swap, Terminating 09/21/15[5] (Notional Value $5,719,216)	5,157	$(51,133)

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,[6]
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.HY–24 Index	Barclays Bank plc	5.00%	06/20/20	$1,881,000	$(1,999,069)	$120,470	$(2,401)
CDX.HY–24 Index	Goldman Sachs International	5.00%	06/20/20	4,851,000	(5,155,493)	313,337	(8,844)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Credit Suisse Merger Arbitrage Liquid Index +/- financing at a variable rate.
[6]	Credit Default Swaps — See Note 8.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 101.0%
Banks - 31.0%
Wells Fargo & Co.	17,961	$1,010,126
JPMorgan Chase & Co.	14,017	949,791
Bank of America Corp.	46,241	787,022
Citigroup, Inc.	13,943	770,211
Goldman Sachs Group, Inc.	2,816	587,953
Morgan Stanley	13,414	520,329
U.S. Bancorp	11,943	518,326
Bank of New York Mellon Corp.	9,764	409,796
PNC Financial Services Group, Inc.	4,192	400,965
Capital One Financial Corp.	4,521	397,712
State Street Corp.	4,170	321,090
BB&T Corp.	7,919	319,215
SunTrust Banks, Inc.	6,199	266,681
Itau Unibanco Holding S.A. ADR	23,610	258,530
ICICI Bank Ltd. ADR	24,602	256,353
Northern Trust Corp.	3,342	255,529
M&T Bank Corp.	1,988	248,361
Fifth Third Bancorp	11,824	246,176
Banco Bradesco S.A. ADR	25,534	233,891
Royal Bank of Canada	3,712	226,989
Credicorp Ltd.	1,630	226,440
Citizens Financial Group, Inc.	8,220	224,488
Regions Financial Corp.	21,445	222,170
HDFC Bank Ltd. ADR	3,628	219,603
HSBC Holdings plc ADR	4,779	214,147
KeyCorp	14,102	211,812
Bank of Montreal	3,489	206,828
Banco Santander S.A. ADR	28,613	200,577
Bank of Nova Scotia	3,867	199,653
Toronto-Dominion Bank	4,626	196,651
Deutsche Bank AG	6,482	195,497
Huntington Bancshares, Inc.	16,053	181,559
Comerica, Inc.	3,534	181,365
First Republic Bank	2,870	180,895
Signature Bank*	1,140	166,885
SVB Financial Group*	1,150	165,577
CIT Group, Inc.	3,511	163,226
East West Bancorp, Inc.	3,430	153,733
Zions Bancorporation	4,544	144,204
City National Corp.	1,510	136,489
Cullen/Frost Bankers, Inc.	1,720	135,158
PacWest Bancorp	2,815	131,629
Prosperity Bancshares, Inc.	2,110	121,831
Synovus Financial Corp.	3,793	116,900
First Horizon National Corp.	7,350	115,175
Webster Financial Corp.	2,900	114,695
Umpqua Holdings Corp.	6,237	112,204
Texas Capital Bancshares, Inc.*	1,670	103,941
Total Banks		13,728,378
REITs - 27.1%
Simon Property Group, Inc.	2,589	447,948
American Tower Corp. — Class A	3,990	372,228
Public Storage	1,878	346,247
Crown Castle International Corp.	3,698	296,949
Equity Residential	4,179	293,240
Health Care REIT, Inc.	4,302	282,340
AvalonBay Communities, Inc.	1,744	278,813
General Growth Properties, Inc.	10,825	277,770
Ventas, Inc.	4,281	265,807
Boston Properties, Inc.	2,178	263,626
Prologis, Inc.	6,936	257,326
Vornado Realty Trust	2,698	256,121
HCP, Inc.	6,641	242,197
Weyerhaeuser Co.	7,422	233,793
Host Hotels & Resorts, Inc.	11,613	230,286
Essex Property Trust, Inc.	1,071	227,588
SL Green Realty Corp.	1,843	202,527
Macerich Co.	2,712	202,315
Realty Income Corp.	4,254	188,835
Digital Realty Trust, Inc.	2,773	184,904
Federal Realty Investment Trust	1,394	178,557
Kimco Realty Corp.	7,881	177,638
Annaly Capital Management, Inc.	18,475	169,785
UDR, Inc.	5,294	169,567
Extra Space Storage, Inc.	2,521	164,420
American Realty Capital Properties, Inc.	19,702	160,177
Camden Property Trust	2,094	155,542
Plum Creek Timber Company, Inc.	3,765	152,746
Duke Realty Corp.	8,169	151,698
Alexandria Real Estate Equities, Inc.	1,727	151,043
WP Carey, Inc.	2,557	150,710
Brixmor Property Group, Inc.	6,490	150,114
Kilroy Realty Corp.	2,186	146,790
Iron Mountain, Inc.	4,730	146,630
American Capital Agency Corp.	7,956	146,152
Mid-America Apartment Communities, Inc.	1,986	144,601
Lamar Advertising Co. — Class A	2,510	144,275
Omega Healthcare Investors, Inc.	4,182	143,568
Regency Centers Corp.	2,427	143,144
Apartment Investment & Management Co. — Class A	3,842	141,885
NorthStar Realty Finance Corp.	8,792	139,793
DDR Corp.	9,003	139,186
Starwood Property Trust, Inc.	6,166	133,001
National Retail Properties, Inc.	3,781	132,373
Liberty Property Trust	3,992	128,622
Home Properties, Inc.	1,756	128,276
American Campus Communities, Inc.	3,346	126,111
Taubman Centers, Inc.	1,800	125,100
Weingarten Realty Investors	3,766	123,111
Hospitality Properties Trust	4,264	122,888
LaSalle Hotel Properties	3,460	122,692
Highwoods Properties, Inc.	2,966	118,492
Senior Housing Properties Trust	6,736	118,217
Spirit Realty Capital, Inc.	12,185	117,829
BioMed Realty Trust, Inc.	6,089	117,761
RLJ Lodging Trust	3,905	116,291
Douglas Emmett, Inc.	4,299	115,815
CubeSmart	4,954	114,735
Two Harbors Investment Corp.	11,295	110,013

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 101.0% (continued)
REITs - 27.1% (continued)
Sovran Self Storage, Inc.	1,240	$107,768
EPR Properties	1,966	107,697
Rayonier, Inc.	4,145	105,905
Strategic Hotels & Resorts, Inc.*	8,692	105,347
Tanger Factory Outlet Centers, Inc.	3,320	105,244
Sunstone Hotel Investors, Inc.	6,906	103,659
DCT Industrial Trust, Inc.	3,212	100,985
Medical Properties Trust, Inc.	7,414	97,198
DiamondRock Hospitality Co.	7,278	93,231
WP GLIMCHER, Inc.	6,790	91,869
Brandywine Realty Trust	6,874	91,287
Corporate Office Properties Trust	3,776	88,887
Total REITs		11,989,285
Insurance - 22.4%
Berkshire Hathaway, Inc. — Class B*	8,025	1,092,283
American International Group, Inc.	8,841	546,550
MetLife, Inc.	8,421	471,492
Prudential Financial, Inc.	4,090	357,957
Travelers Companies, Inc.	3,484	336,762
Marsh & McLennan Companies, Inc.	5,492	311,397
Aon plc	3,053	304,323
Aflac, Inc.	4,802	298,684
ACE Ltd.	2,902	295,075
Allstate Corp.	4,519	293,148
Chubb Corp.	2,970	282,566
XL Group plc — Class A	7,297	271,448
Progressive Corp.	8,763	243,874
Hartford Financial Services Group, Inc.	5,811	241,563
PartnerRe Ltd.	1,810	232,585
Everest Re Group Ltd.	1,265	230,243
Principal Financial Group, Inc.	4,337	222,445
Lincoln National Corp.	3,740	221,483
Loews Corp.	5,619	216,388
Arch Capital Group Ltd.*	3,200	214,272
Markel Corp.*	260	208,177
RenaissanceRe Holdings Ltd.	2,040	207,080
Axis Capital Holdings Ltd.	3,760	200,671
Voya Financial, Inc.	4,000	185,880
Willis Group Holdings plc	3,940	184,786
Manulife Financial Corp.	9,880	183,669
Cincinnati Financial Corp.	3,517	176,483
Unum Group	4,753	169,920
Arthur J Gallagher & Co.	3,578	169,239
Alleghany Corp.*	360	168,754
Assured Guaranty Ltd.	6,930	166,251
Torchmark Corp.	2,850	165,927
WR Berkley Corp.	3,021	156,881
Reinsurance Group of America, Inc. — Class A	1,610	152,741
AmTrust Financial Services, Inc.[1]	2,250	147,398
Assurant, Inc.	1,930	129,310
First American Financial Corp.	3,410	126,886
MGIC Investment Corp.*	10,580	120,400
Genworth Financial, Inc. — Class A*	15,062	114,019
Radian Group, Inc.	5,820	109,183
Total Insurance		9,928,193
Diversified Financial Services - 14.2%
American Express Co.	6,463	502,305
BlackRock, Inc. — Class A	1,320	456,693
Charles Schwab Corp.	11,751	383,670
CME Group, Inc. — Class A	3,660	340,600
Synchrony Financial*,1	9,630	317,115
Franklin Resources, Inc.	6,348	311,241
Intercontinental Exchange, Inc.	1,357	303,439
Discover Financial Services	5,102	293,977
Ameriprise Financial, Inc.	2,302	287,589
T. Rowe Price Group, Inc.	3,533	274,620
TD Ameritrade Holding Corp.	7,029	258,808
Invesco Ltd.	6,038	226,365
Affiliated Managers Group, Inc.*	953	208,326
Ally Financial, Inc.*	8,670	194,468
Raymond James Financial, Inc.	3,012	179,455
E*TRADE Financial Corp.*	5,770	172,812
NASDAQ OMX Group, Inc.	3,524	172,006
Santander Consumer USA Holdings, Inc.*	6,680	170,808
Navient Corp.	8,880	161,705
Legg Mason, Inc.	2,820	145,315
CBOE Holdings, Inc.	2,300	131,606
LPL Financial Holdings, Inc.	2,760	128,312
Eaton Vance Corp.	3,268	127,877
SLM Corp.*	12,450	122,882
Waddell & Reed Financial, Inc. — Class A	2,506	118,559
Janus Capital Group, Inc.	5,922	101,385
WisdomTree Investments, Inc.	4,529	99,479
Ocwen Financial Corp.*,1	6,377	65,045
Total Diversified Financial Services		6,256,462
Commercial Services - 1.8%
McGraw Hill Financial, Inc.	3,150	316,417
Moody's Corp.	2,679	289,225
SEI Investments Co.	3,562	174,645
Total Commercial Services		780,287
Real Estate - 1.6%
CBRE Group, Inc. — Class A*	5,743	212,491
Jones Lang LaSalle, Inc.	1,014	173,394
Realogy Holdings Corp.*	3,550	165,856
Forest City Enterprises, Inc. — Class A*	6,170	136,357
Total Real Estate		688,098
Savings & Loans - 1.5%
New York Community Bancorp, Inc.[1]	9,337	171,614
Hudson City Bancorp, Inc.	13,856	136,897
People's United Financial, Inc.	8,345	135,272
Investors Bancorp, Inc.	10,040	123,492
First Niagara Financial Group, Inc.	11,465	108,230
Total Savings & Loans		675,505

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 101.0% (continued)
Investment Companies - 0.6%
Ares Capital Corp.	8,470	$139,416
American Capital Ltd.*	8,530	115,582
Total Investment Companies		254,998
Holding Companies-Diversified - 0.4%
Leucadia National Corp.	7,597	184,455
Software - 0.4%
MSCI, Inc. — Class A	2,621	161,323
Total Common Stocks
(Cost $36,533,708)		44,646,984

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$197,990	197,990
Total Repurchase Agreement
(Cost $197,990)		197,990

SECURITIES LENDING COLLATERAL††,3 - 0.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	331,777	331,777
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	53,084	53,084
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	21,566	21,566
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	8,295	8,295
Total Securities Lending Collateral
(Cost $414,722)		414,722
Total Investments - 102.3%
(Cost $37,146,420)		$45,259,696
Other Assets & Liabilities, net - (2.3)%		(996,359)
Total Net Assets - 100.0%		$44,263,337

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 0.6%
Guggenheim Strategy Fund I	12,086	$301,182
Total Mutual Funds
(Cost $300,606)		301,182

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 91.2%
U.S. Treasury Bond
3.00% due 05/15/45	$45,900,000	44,774,016
Total U.S. Government Securities
(Cost $44,495,866)		44,774,016

REPURCHASE AGREEMENTS††,2 - 0.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	33,827	33,827
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	16,829	16,829
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	9,718	9,718
Total Repurchase Agreements
(Cost $60,374)		60,374
Total Investments - 91.9%
(Cost $44,856,846)		$45,135,572
Other Assets & Liabilities, net - 8.1%		3,961,449
Total Net Assets - 100.0%		$49,097,021

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $16,578,000)	108	$223,828

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	Repurchase Agreements — See Note 4.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
Pharmaceuticals - 39.6%
Johnson & Johnson	76,806	$7,485,512
Pfizer, Inc.	195,537	6,556,355
Merck & Company, Inc.	101,720	5,790,920
Allergan plc*	16,699	5,067,478
AbbVie, Inc.	73,310	4,925,675
Bristol-Myers Squibb Co.	72,346	4,813,903
MannKind Corp.*,1	840,100	4,780,169
Eli Lilly & Co.	53,165	4,438,746
Abbott Laboratories	80,375	3,944,805
Valeant Pharmaceuticals International, Inc.*	17,744	3,941,830
Express Scripts Holding Co.*	43,996	3,913,004
McKesson Corp.	15,307	3,441,167
Mylan N.V.*	40,552	2,751,859
Zoetis, Inc.	52,290	2,521,424
Perrigo Company plc	13,494	2,494,096
Cardinal Health, Inc.	29,332	2,453,622
Teva Pharmaceutical Industries Ltd. ADR	39,867	2,356,140
Endo International plc*	29,058	2,314,470
AmerisourceBergen Corp. — Class A	21,460	2,282,056
OPKO Health, Inc.*,1	125,880	2,024,150
Hospira, Inc.*	21,353	1,894,225
Mallinckrodt plc*	15,544	1,829,840
GlaxoSmithKline plc ADR	43,697	1,819,980
Jazz Pharmaceuticals plc*	10,200	1,795,914
Shire plc ADR	7,272	1,756,115
Catamaran Corp.*	28,490	1,740,169
Alkermes plc*	25,872	1,664,604
Novartis AG ADR	16,551	1,627,625
AstraZeneca plc ADR	25,088	1,598,356
Novo Nordisk A/S ADR	27,700	1,516,852
Quintiles Transnational Holdings, Inc.*	20,239	1,469,554
Omnicare, Inc.	15,579	1,468,321
DexCom, Inc.*	15,500	1,239,690
Receptos, Inc.*	6,300	1,197,315
Agios Pharmaceuticals, Inc.*	9,400	1,044,716
Akorn, Inc.*	23,835	1,040,636
VCA, Inc.*	18,805	1,023,086
ACADIA Pharmaceuticals, Inc.*	23,785	996,116
Neurocrine Biosciences, Inc.*	20,100	959,976
Impax Laboratories, Inc.*	18,600	854,112
Clovis Oncology, Inc.*,1	9,255	813,329
Pacira Pharmaceuticals, Inc.*	10,700	756,704
Lannett Company, Inc.*	11,700	695,448
Esperion Therapeutics, Inc.*	8,000	654,080
Total Pharmaceuticals		109,754,144
Biotechnology - 22.8%
Gilead Sciences, Inc.	50,915	5,961,127
Theravance, Inc.[1]	289,400	5,229,458
Amgen, Inc.	32,170	4,938,738
Biogen, Inc.*	11,338	4,579,872
Celgene Corp.*	38,343	4,437,627
Regeneron Pharmaceuticals, Inc.*	6,774	3,455,621
Illumina, Inc.*	12,514	2,732,557
Alexion Pharmaceuticals, Inc.*	14,934	2,699,702
Vertex Pharmaceuticals, Inc.*	21,505	2,655,437
BioMarin Pharmaceutical, Inc.*	17,232	2,356,993
Incyte Corp.*	20,127	2,097,435
Medivation, Inc.*	13,048	1,490,082
Alnylam Pharmaceuticals, Inc.*	12,245	1,467,808
United Therapeutics Corp.*	7,756	1,349,156
Isis Pharmaceuticals, Inc.*,1	22,071	1,270,186
Exact Sciences Corp.*,1	41,000	1,219,340
Seattle Genetics, Inc.*,1	25,133	1,216,437
Juno Therapeutics, Inc.*,1	21,600	1,151,928
Bluebird Bio, Inc.*	6,800	1,144,916
Intercept Pharmaceuticals, Inc.*,1	4,600	1,110,348
Intrexon Corp.*,1	22,400	1,093,120
Myriad Genetics, Inc.*,1	29,900	1,016,301
Puma Biotechnology, Inc.*	8,000	934,000
Novavax, Inc.*	83,000	924,620
Charles River Laboratories International, Inc.*	12,485	878,195
ARIAD Pharmaceuticals, Inc.*,1	98,600	815,422
Kite Pharma, Inc.*,1	12,900	786,513
Celldex Therapeutics, Inc.*	30,800	776,776
AMAG Pharmaceuticals, Inc.*	10,300	711,318
Medicines Co.*	23,700	678,057
Acorda Therapeutics, Inc.*	16,800	559,944
ZIOPHARM Oncology, Inc.*,1	45,990	551,884
PDL BioPharma, Inc.[1]	78,341	503,733
Achillion Pharmaceuticals, Inc.*	55,100	488,186
Total Biotechnology		63,282,837
Healthcare-Products - 16.0%
Medtronic plc	51,104	3,786,805
Baxter International, Inc.	43,597	3,048,738
Stryker Corp.	30,780	2,941,645
Becton Dickinson and Co.	18,734	2,653,671
Boston Scientific Corp.*	132,864	2,351,693
St. Jude Medical, Inc.	29,938	2,187,570
Intuitive Surgical, Inc.*	4,318	2,092,071
Zimmer Biomet Holdings, Inc.	18,851	2,059,095
Edwards Lifesciences Corp.*	13,434	1,913,405
CR Bard, Inc.	10,118	1,727,143
Henry Schein, Inc.*	11,690	1,661,383
Hologic, Inc.*	42,110	1,602,707
Cooper Companies, Inc.	8,070	1,436,218
Varian Medical Systems, Inc.*	16,637	1,402,998
ResMed, Inc.	24,262	1,367,649
DENTSPLY International, Inc.	25,083	1,293,029
IDEXX Laboratories, Inc.*	18,254	1,170,812
Teleflex, Inc.	8,580	1,162,161
Sirona Dental Systems, Inc.*	11,322	1,136,955
Align Technology, Inc.*	17,554	1,100,811
Patterson Companies, Inc.	22,327	1,086,209
Cepheid*	16,857	1,030,806
West Pharmaceutical Services, Inc.	17,000	987,360
STERIS Corp.	14,800	953,712
ABIOMED, Inc.*	11,900	782,187
Thoratec Corp.*	16,900	753,233
Wright Medical Group, Inc.*	21,100	554,086
Total Healthcare-Products		44,244,152

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Healthcare-Services - 14.9%
UnitedHealth Group, Inc.	40,555	$4,947,709
Aetna, Inc.	24,737	3,152,977
Anthem, Inc.	18,884	3,099,620
HCA Holdings, Inc.*	34,117	3,095,094
Cigna Corp.	18,480	2,993,760
Humana, Inc.	13,542	2,590,314
DaVita HealthCare Partners, Inc.*	25,031	1,989,214
Universal Health Services, Inc. — Class B	13,376	1,900,730
Laboratory Corporation of America Holdings*	14,062	1,704,596
Quest Diagnostics, Inc.	21,744	1,576,875
Centene Corp.*	18,320	1,472,928
Community Health Systems, Inc.*	22,385	1,409,583
Envision Healthcare Holdings, Inc.*	33,200	1,310,736
MEDNAX, Inc.*	17,506	1,297,370
Tenet Healthcare Corp.*	21,600	1,250,208
Brookdale Senior Living, Inc. — Class A*	34,631	1,201,696
Health Net, Inc.*	16,596	1,064,136
LifePoint Health, Inc.*	11,741	1,020,880
HealthSouth Corp.	21,400	985,684
Molina Healthcare, Inc.*	13,826	971,968
WellCare Health Plans, Inc.*	10,700	907,681
Amsurg Corp. — Class A*	12,400	867,380
Kindred Healthcare, Inc.	30,100	610,729
Total Healthcare-Services		41,421,868
Electronics - 3.4%
Thermo Fisher Scientific, Inc.	27,179	3,526,747
Agilent Technologies, Inc.	44,783	1,727,728
Waters Corp.*	11,997	1,540,175
Mettler-Toledo International, Inc.*	4,450	1,519,497
PerkinElmer, Inc.	22,423	1,180,347
Total Electronics		9,494,494
Software - 1.5%
Cerner Corp.*	34,544	2,385,609
athenahealth, Inc.*,1	8,780	1,006,012
Allscripts Healthcare Solutions, Inc.*	53,100	726,408
Total Software		4,118,029
Commercial Services - 0.7%
Team Health Holdings, Inc.*	16,400	1,071,412
PAREXEL International Corp.*	13,600	874,616
Total Commercial Services		1,946,028
Holding Companies-Diversified - 0.7%
Horizon Pharma plc*	52,800	1,834,272
Total Common Stocks
(Cost $192,576,626)		276,095,824

	Face Amount
REPURCHASE AGREEMENT††,2 - 1.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$2,991,387	2,991,387
Total Repurchase Agreement
(Cost $2,991,387)		2,991,387

SECURITIES LENDING COLLATERAL††,3 - 6.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	15,375,462	15,375,462
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	2,460,074	2,460,074
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	999,405	999,405
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	384,386	384,386
Total Securities Lending Collateral
(Cost $19,219,327)		19,219,327
Total Investments - 107.6%
(Cost $214,787,340)		$298,306,538
Other Assets & Liabilities, net - (7.6)%		(21,088,591)
Total Net Assets - 100.0%		$277,217,947

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS†- 29.1%
iShares iBoxx $ High Yield Corporate Bond ETF[1]	45,363	$4,028,234
SPDR Barclays High Yield Bond ETF[1]	87,542	3,364,239
Total Exchange-Traded Funds
(Cost $7,416,305)		7,392,473
MUTUAL FUNDS†,2 - 63.9%
Guggenheim Strategy Fund II	337,754	8,413,462
Guggenheim Strategy Fund I	314,792	7,844,623
Total Mutual Funds
(Cost $16,212,945)		16,258,085

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 21.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$4,428,103	4,428,103
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	708,496	708,496
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	287,827	287,827
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	110,703	110,703
Total Securities Lending Collateral
(Cost $5,535,129)		5,535,129
Total Investments - 114.8%
(Cost $29,164,379)		$29,185,687
Other Assets & Liabilities, net - (14.8)%		(3,765,090)
Total Net Assets - 100.0%		$25,420,597

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $15,611,516)	131	$87,768

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††,4
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation/(Depreciation)
CDX.NA.HY.24 Index	Barclays Bank plc	5.00%	06/20/20	$2,893,500	$(3,075,123)	$181,475	$148
CDX.NA.HY.24 Index	Goldman Sachs International	5.00%	06/20/20	15,124,500	(16,073,853)	983,238	(33,885)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer — See Note 7.
[3]	Securities lending collateral — See Note 5.
[4]	Credit Default Swaps — See Note 8.
plc — Public Limited Company

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Internet - 52.6%
Google, Inc. — Class A*	5,452	$2,944,297
Facebook, Inc. — Class A*	28,709	2,462,227
Amazon.com, Inc.*	5,125	2,224,711
eBay, Inc.*	21,884	1,318,292
Priceline Group, Inc.*	1,000	1,151,369
Netflix, Inc.*	1,435	942,708
Yahoo!, Inc.*	23,368	918,129
Twitter, Inc.*	21,891	792,892
LinkedIn Corp. — Class A*	3,756	776,101
Symantec Corp.	26,062	605,942
Expedia, Inc.	5,370	587,210
TripAdvisor, Inc.*	6,026	525,106
Ctrip.com International Ltd. ADR*	7,156	519,669
Qihoo 360 Technology Company Ltd. ADR*,1	7,239	490,008
Alibaba Group Holding Ltd. ADR*	5,940	488,684
Baidu, Inc. ADR*	2,235	444,944
F5 Networks, Inc.*	3,682	443,129
Autohome, Inc. ADR*	8,190	413,923
VeriSign, Inc.*	6,638	409,697
IAC/InterActiveCorp	5,130	408,656
SINA Corp.*	7,585	406,291
MercadoLibre, Inc.	2,753	390,100
SouFun Holdings Ltd. ADR	46,179	388,365
YY, Inc. ADR*,1	5,518	383,611
JD.com, Inc. ADR*	11,020	375,782
Youku Tudou, Inc. ADR*	14,985	367,582
Liberty Ventures*	9,164	359,870
Zillow Group, Inc. — Class A*,1	4,038	350,256
58.com, Inc. ADR*	5,410	346,565
Bitauto Holdings Ltd. ADR*	6,465	330,038
Groupon, Inc. — Class A*	56,666	285,030
j2 Global, Inc.	4,090	277,875
Pandora Media, Inc.*	17,877	277,809
Yelp, Inc. — Class A*	6,254	269,110
GrubHub, Inc.*	7,814	266,223
HomeAway, Inc.*	8,452	263,026
Vipshop Holdings Ltd. ADR*	11,369	252,960
Shutterstock, Inc.*	3,920	229,869
Shutterfly, Inc.*	4,311	206,109
Cogent Communications Holdings, Inc.	5,827	197,186
WebMD Health Corp. — Class A*	4,409	195,231
zulily, Inc. — Class A*,1	13,843	180,513
Orbitz Worldwide, Inc.*	15,297	174,692
Total Internet		25,641,787
Telecommunications - 17.1%
Cisco Systems, Inc.	64,737	1,777,677
Palo Alto Networks, Inc.*	3,288	574,414
Motorola Solutions, Inc.	9,366	537,046
Juniper Networks, Inc.	18,786	487,873
Nokia Oyj ADR	68,875	471,794
Telefonaktiebolaget LM Ericsson ADR	35,693	372,635
CommScope Holding Company, Inc.*	11,778	359,347
Arista Networks, Inc.*,1	4,210	344,125
Sierra Wireless, Inc.*,1	13,130	326,412
ARRIS Group, Inc.*	10,602	324,421
ViaSat, Inc.*	4,320	260,323
Ubiquiti Networks, Inc.	8,046	256,788
JDS Uniphase Corp.*	21,226	245,798
Ciena Corp.*	10,359	245,301
Infinera Corp.*	11,570	242,739
Plantronics, Inc.	4,040	227,492
InterDigital, Inc.	3,810	216,751
Gogo, Inc.*,1	9,347	200,306
Finisar Corp.*	10,897	194,729
LogMeIn, Inc.*	2,820	181,862
Polycom, Inc.*	15,686	179,448
ADTRAN, Inc.	8,679	141,034
Ruckus Wireless, Inc.*	13,488	139,466
Total Telecommunications		8,307,781
Software - 11.3%
Salesforce.com, Inc.*	14,550	1,013,116
Intuit, Inc.	8,002	806,362
Red Hat, Inc.*	7,487	568,488
Akamai Technologies, Inc.*	7,742	540,547
Check Point Software Technologies Ltd.*	5,940	472,527
NetEase, Inc. ADR	3,243	469,797
Rackspace Hosting, Inc.*	9,770	363,346
Veeva Systems, Inc. — Class A*,1	10,800	302,724
Demandware, Inc.*	3,510	249,491
Allscripts Healthcare Solutions, Inc.*	17,266	236,199
Dealertrack Technologies, Inc.*	3,626	227,677
Cornerstone OnDemand, Inc.*	6,140	213,672
Total Software		5,463,946
Diversified Financial Services - 5.0%
Charles Schwab Corp.	30,723	1,003,106
TD Ameritrade Holding Corp.	18,390	677,120
E*TRADE Financial Corp.*	15,010	449,550
LendingClub Corp.*,1	22,491	331,742
Total Diversified Financial Services		2,461,518
Semiconductors - 4.8%
QUALCOMM, Inc.	24,426	1,529,800
Broadcom Corp. — Class A	16,376	843,200
Total Semiconductors		2,373,000
Media - 2.7%
Time Warner, Inc.	15,052	1,315,695
Commercial Services - 2.3%
CoStar Group, Inc.*	1,954	393,262
Cimpress N.V.*	4,504	379,057
Live Nation Entertainment, Inc.*	13,008	357,590
Total Commercial Services		1,129,909
Computers - 1.5%
BlackBerry Ltd.*	45,740	374,153
Brocade Communications Systems, Inc.	28,173	334,695
Total Computers		708,848
REITS - 1.2%
Equinix, Inc.	2,242	569,468

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Aerospace & Defense - 1.0%
Harris Corp.	6,122	$470,843
Total Common Stocks
(Cost $42,628,403)		48,442,795

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$84,739	84,739
Total Repurchase Agreement
(Cost $84,739)		84,739

SECURITIES LENDING COLLATERAL††,3 - 3.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,271,230	1,271,230
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	203,397	203,397
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	82,630	82,630
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	31,781	31,781
Total Securities Lending Collateral
(Cost $1,589,038)		1,589,038
Total Investments - 103.0%
(Cost $44,302,180)		$50,116,572
Other Assets & Liabilities, net - (3.0)%		(1,472,404)
Total Net Assets - 100.0%		$48,644,168

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 102.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$815,395	$815,395
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	405,653	405,653
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	234,238	234,238
Total Repurchase Agreements
(Cost $1,455,286)		1,455,286
Total Investments - 102.0%
(Cost $1,455,286)		$1,455,286
Other Assets & Liabilities, net - (2.0)%		(28,058)
Total Net Assets - 100.0%		$1,427,228

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $527,010)	11	$(7,043)

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 Bank of New York Mellon Emerging Markets 50 ADR Index Swap, Terminating 07/28/15[2] (Notional Value $2,307,451)	1,044	$19,832

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate.
ADR — American Depositary Receipt

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 21.6%
Guggenheim Strategy Fund I	2,750,398	$68,539,924
Total Mutual Funds
(Cost $68,621,830)		68,539,924

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 53.8%
Federal Home Loan Bank[2]
0.04% due 07/08/15	$15,000,000	14,999,898
0.04% due 07/08/15	15,000,000	14,999,880
0.10% due 10/23/15	15,000,000	14,995,290
0.15% due 12/02/15	15,000,000	14,991,720
0.07% due 08/14/15	10,000,000	9,999,144
0.07% due 10/01/15	1,000,000	999,747
Total Federal Home Loan Bank		70,985,679
Farmer Mac[2]
0.13% due 08/03/15	15,000,000	14,999,445
0.14% due 09/10/15	15,000,000	14,998,200
0.21% due 10/01/15	15,000,000	14,996,205
0.17% due 10/08/15	15,000,000	14,995,920
0.17% due 09/15/15	5,000,000	4,999,355
Total Farmer Mac		64,989,125
Freddie Mac[3]
0.09% due 10/20/15	15,000,000	14,995,425
0.15% due 12/04/15	12,000,000	11,993,292
Total Freddie Mac		26,988,717
Federal Farm Credit Bank[2]
0.22% due 10/05/15	8,000,000	7,997,888
Total Federal Agency Discount Notes
(Cost $170,945,120)		170,961,409

REPURCHASE AGREEMENTS†† - 88.3%
Individual Repurchase Agreement[4]
Barclays Capital Issued 06/30/15 at (0.25)% due 07/01/15 (secured by U.S. Treasury Bond, at a rate of 3.00% and maturing 05/15/45 as collateral, with a value of $204,506,813) to be repurchased at $200,495,483	200,496,875	200,496,875
Joint Repurchase Agreements[5]
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	44,997,494	44,997,494
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	22,385,896	22,385,896
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	12,926,381	12,926,381
Total Repurchase Agreements
(Cost $280,806,646)		280,806,646
Total Investments - 163.7%
(Cost $520,373,596)		$520,307,979
U.S. Government Securities Sold Short†† - (64.2)%
U.S. Treasury Bond
3.00% due 05/15/45	209,100,000	(203,970,516)
Total U.S. Government Securities Sold Short
(Proceeds $208,293,828)		(203,970,516)
Other Assets & Liabilities, net - 0.5%		1,671,247
Total Net Assets - 100.0%		$318,008,710

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $136,768,500)	891	$1,441,760

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	All or a portion of this security is pledged as short collateral at June 30, 2015.
[5]	Repurchase Agreements — See Note 4.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 13.2%
Guggenheim Strategy Fund I	149,529	$3,726,268
Guggenheim Strategy Fund II	145,525	3,625,029
Total Mutual Funds
(Cost $7,349,602)		7,351,297

Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 1.8%
Freddie Mac[2]
0.09% due 10/20/15	$500,000	499,848
Federal Home Loan Bank[3]
0.10% due 10/23/15	500,000	499,843
Total Federal Agency Discount Notes
(Cost $999,704)		999,691

REPURCHASE AGREEMENTS††,4 - 83.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	25,984,108	25,984,108
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	12,926,888	12,926,888
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	7,464,426	7,464,426
Total Repurchase Agreements
(Cost $46,375,422)		46,375,422
Total Investments - 98.2%
(Cost $54,724,728)		$54,726,410
Other Assets & Liabilities, net - 1.8%		1,013,115
Total Net Assets - 100.0%		$55,739,525

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $48,622,125)	408	$(11,685)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
Index	Counterparty	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.24 Index	Goldman Sachs International	5.00%	06/20/20	$31,086,000	$33,037,243	$(1,775,697)	$(175,546)
CDX.NA.HY.24 Index	Barclays Bank plc	5.00%	06/20/20	25,294,500	26,882,215	(1,560,281)	(27,434)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 27.8%
Guggenheim Strategy Fund I	32,516	$810,309
Total Mutual Funds
(Cost $811,617)		810,309

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.2%
Freddie Mac[2]
0.15% due 12/04/15	$500,000	499,721
Total Federal Agency Discount Notes
(Cost $499,675)		499,721

REPURCHASE AGREEMENTS††,3 - 35.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	572,243	572,243
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	284,686	284,686
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	164,388	164,388
Total Repurchase Agreements
(Cost $1,021,317)		1,021,317
Total Investments - 80.0%
(Cost $2,332,609)		$2,331,347
Other Assets & Liabilities, net - 20.0%		583,272
Total Net Assets - 100.0%		$2,914,619

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $149,680)	1	$2,934

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[4] (Notional Value $1,911,911)	1,273	$38,462
Barclays Bank plc July 2015 S&P MidCap 400 Index Swap, Terminating 07/31/15[4] (Notional Value $640,388)	426	8,933
Credit Suisse Capital, LLC July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[4] (Notional Value $165,608)	110	3,452
(Total Notional Value $2,717,907)		$50,847

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 7.4%
Guggenheim Strategy Fund I	137,870	$3,435,713
Total Mutual Funds
(Cost $3,432,286)		3,435,713

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 2.1%
Freddie Mac[2]
0.15% due 12/04/15	$1,000,000	999,441
Total Federal Agency Discount Notes
(Cost $999,350)		999,441

REPURCHASE AGREEMENTS††,3 - 11.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	3,051,453	3,051,453
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,518,073	1,518,073
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	876,588	876,588
Total Repurchase Agreements
(Cost $5,446,114)		5,446,114
Total Investments - 21.1%
(Cost $9,877,750)		$9,881,268
Other Assets & Liabilities, net - 78.9%		37,015,703
Total Net Assets - 100.0%		$46,896,971

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $8,330,075)	95	$13,025

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[4] (Notional Value $7,076,226)	1,609	$151,101
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $2,870,354)	653	82,864
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $28,577,337)	6,500	49,037
(Total Notional Value $38,523,917)		$283,002
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 22.1%
Guggenheim Strategy Fund I	86,330	$2,151,333
Total Mutual Funds
(Cost $2,148,200)		2,151,333

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.3%
Freddie Mac[2]
0.15% due 12/04/15	$1,000,000	999,441
Total Federal Agency Discount Notes
(Cost $999,350)		999,441

REPURCHASE AGREEMENTS††,3 - 33.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,799,401	1,799,401
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	895,188	895,188
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	516,912	516,912
Total Repurchase Agreements
(Cost $3,211,501)		3,211,501
Total Investments - 65.5%
(Cost $6,359,051)		$6,362,275
Other Assets & Liabilities, net - 34.5%		3,347,957
Total Net Assets - 100.0%		$9,710,232

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $124,830)	1	$1,570

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[4] (Notional Value $5,588,948)	4,457	$70,064
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $3,629,697)	2,895	50,692
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[4] (Notional Value $395,135)	315	9,149
(Total Notional Value $9,613,780)		$129,905

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Repurchase Agreements — See Note 4.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 27.6%
Guggenheim Strategy Fund I	867,156	$21,609,524
Total Mutual Funds
(Cost $21,585,756)		21,609,524

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 34.5%
Federal Farm Credit Bank[2]
0.20% due 11/20/15	$10,000,000	9,995,660
Freddie Mac[3]
0.15% due 12/04/15	10,000,000	9,994,410
Federal Home Loan Bank[2]
0.15% due 12/02/15	7,000,000	6,996,136
Total Federal Agency Discount Notes
(Cost $26,981,119)		26,986,206

REPURCHASE AGREEMENTS††,4 - 22.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	9,687,044	9,687,044
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	4,819,227	4,819,227
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,782,786	2,782,786
Total Repurchase Agreements
(Cost $17,289,057)		17,289,057
Total Investments - 84.2%
(Cost $65,855,932)		$65,884,787
Other Assets & Liabilities, net - 15.8%		12,329,038
Total Net Assets - 100.0%		$78,213,825

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,768,513)	27	$46,067

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[5] (Notional Value $66,472,843)	32,220	$1,189,105
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[5] (Notional Value $7,758,139)	3,760	144,638
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[5] (Notional Value $1,115,488)	541	24,166
(Total Notional Value $75,346,470)		$1,357,909

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 36.0%
Guggenheim Strategy Fund I	117,421	$2,926,124
Total Mutual Funds
(Cost $2,920,947)		2,926,124

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 36.9%
Freddie Mac[2]
0.09% due 10/20/15	$1,500,000	1,499,542
Federal Home Loan Bank[3]
0.10% due 10/23/15	1,500,000	1,499,529
Total Federal Agency Discount Notes
(Cost $2,999,114)		2,999,071

REPURCHASE AGREEMENTS††,4 - 64.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,951,730	2,951,730
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,468,462	1,468,462
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	847,940	847,940
Total Repurchase Agreements
(Cost $5,268,132)		5,268,132
Total Investments - 137.6%
(Cost $11,188,193)		$11,193,327
Other Assets & Liabilities, net - (37.6)%		(3,055,864)
Total Net Assets - 100.0%		$8,137,463

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $16,561,463)	162	$71,621
		–
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $16,503,750)	163	$38,809
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 34.2%
Walt Disney Co.	11,521	$1,315,008
Comcast Corp. — Class A	19,175	1,153,184
Time Warner, Inc.	9,042	790,361
Twenty-First Century Fox, Inc. — Class A	23,729	772,260
Time Warner Cable, Inc.	3,758	669,563
DIRECTV*	6,939	643,870
DISH Network Corp. — Class A*	7,536	510,263
Thomson Reuters Corp.	13,334	507,625
CBS Corp. — Class B	8,705	483,127
Viacom, Inc. — Class B	7,232	467,476
Discovery Communications, Inc. — Class A*	12,833	426,826
Charter Communications, Inc. — Class A*	2,380	407,575
Liberty Global plc*	6,539	331,070
Liberty Media Corp. — Class A*	8,940	322,198
News Corp. — Class A*	19,164	279,602
Scripps Networks Interactive, Inc. — Class A	4,084	266,971
Grupo Televisa SAB ADR	6,670	258,929
Cablevision Systems Corp. — Class A	9,956	238,347
TEGNA, Inc.	7,259	232,796
AMC Networks, Inc. — Class A*	2,800	229,180
Tribune Media Co. — Class A	3,920	209,289
Starz — Class A*	4,547	203,342
Sinclair Broadcast Group, Inc. — Class A	5,380	150,156
Time, Inc.	6,405	147,379
Gannett Company, Inc.*	3,630	50,777
Total Media		11,067,174
Retail - 19.3%
McDonald's Corp.	9,449	898,316
Starbucks Corp.	15,708	842,184
Yum! Brands, Inc.	6,481	583,808
Chipotle Mexican Grill, Inc. — Class A*	679	410,788
Darden Restaurants, Inc.	4,039	287,092
Restaurant Brands International, Inc.	6,271	239,615
Domino's Pizza, Inc.	2,104	238,594
Dunkin' Brands Group, Inc.	3,970	218,350
Panera Bread Co. — Class A*	1,138	198,888
Wendy's Co.	16,693	188,297
Cracker Barrel Old Country Store, Inc.	1,220	181,975
Brinker International, Inc.	3,074	177,216
Jack in the Box, Inc.	1,960	172,794
Papa John's International, Inc.	2,200	166,342
Buffalo Wild Wings, Inc.*	1,027	160,921
Texas Roadhouse, Inc. — Class A	4,124	154,361
Bloomin' Brands, Inc.	7,230	154,361
Vista Outdoor, Inc.*	3,400	152,660
Cheesecake Factory, Inc.	2,794	152,371
Shake Shack, Inc. — Class A*,1	2,160	130,183
DineEquity, Inc.	1,300	128,817
Sonic Corp.	3,790	109,152
Bob Evans Farms, Inc.	2,040	104,142
Red Robin Gourmet Burgers, Inc.*	1,190	102,126
El Pollo Loco Holdings, Inc.*,1	3,990	82,633
Total Retail		6,235,986
Lodging - 11.5%
Hilton Worldwide Holdings, Inc.*	22,810	628,415
Las Vegas Sands Corp.	11,467	602,819
Marriott International, Inc. — Class A	5,643	419,782
Starwood Hotels & Resorts Worldwide, Inc.	4,216	341,875
Wyndham Worldwide Corp.	3,581	293,320
MGM Resorts International*	16,060	293,095
Wynn Resorts Ltd.	2,931	289,202
Melco Crown Entertainment Ltd. ADR[1]	14,433	283,320
Hyatt Hotels Corp. — Class A*	4,820	273,246
La Quinta Holdings, Inc.*	7,190	164,292
Boyd Gaming Corp.*	8,040	120,198
Total Lodging		3,709,564
Agriculture - 7.8%
Philip Morris International, Inc.	12,953	1,038,442
Altria Group, Inc.	18,899	924,350
Reynolds American, Inc.	7,793	581,825
Total Agriculture		2,544,617
Beverages - 6.8%
Constellation Brands, Inc. — Class A	3,821	443,313
Brown-Forman Corp. — Class B	4,363	437,085
Molson Coors Brewing Co. — Class B	4,754	331,877
Anheuser-Busch InBev N.V. ADR	2,493	300,830
Ambev S.A. ADR	46,580	284,138
Diageo plc ADR	2,050	237,882
Boston Beer Company, Inc. — Class A*	680	157,753
Total Beverages		2,192,878
Leisure Time - 6.6%
Carnival Corp.	12,121	598,657
Royal Caribbean Cruises Ltd.	5,032	395,968
Norwegian Cruise Line Holdings Ltd.*	6,060	339,602
Harley-Davidson, Inc.	5,751	324,069
Polaris Industries, Inc.	1,970	291,777
Brunswick Corp.	3,927	199,727
Total Leisure Time		2,149,800
Entertainment - 6.4%
Madison Square Garden Co. — Class A*	2,810	234,607
International Game Technology plc*,1	12,238	217,347
Lions Gate Entertainment Corp.	5,847	216,632
Cinemark Holdings, Inc.	4,976	199,886
Six Flags Entertainment Corp.	4,270	191,509
Vail Resorts, Inc.	1,740	190,008
Regal Entertainment Group — Class A1	8,070	168,744

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Entertainment - 6.4% (continued)
Marriott Vacations Worldwide Corp.	1,780	$163,315
Pinnacle Entertainment, Inc.*	3,776	140,769
DreamWorks Animation SKG, Inc. — Class A*,1	5,285	139,418
SeaWorld Entertainment, Inc.	6,390	117,832
Penn National Gaming, Inc.*	6,210	113,954
Total Entertainment		2,094,021
Software - 3.0%
Electronic Arts, Inc.*	6,517	433,380
Activision Blizzard, Inc.	16,246	393,316
Take-Two Interactive Software, Inc.*	5,281	145,597
Total Software		972,293
Toys, Games & Hobbies - 1.7%
Hasbro, Inc.	3,802	284,351
Mattel, Inc.	10,459	268,692
Total Toys, Games & Hobbies		553,043
Commercial Services - 1.5%
Aramark	8,270	256,122
Live Nation Entertainment, Inc.*	7,932	218,051
Total Commercial Services		474,173
Electronics - 0.7%
IMAX Corp.*	5,440	219,069
Total Common Stocks
(Cost $26,305,369)		32,212,618

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$169,790	169,790
Total Repurchase Agreement
(Cost $169,790)		169,790

SECURITIES LENDING COLLATERAL††,3 - 2.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	533,974	533,974
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	85,436	85,436
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	34,708	34,708
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	13,349	13,349
Total Securities Lending Collateral
(Cost $667,467)		667,467
Total Investments - 102.1%
(Cost $27,142,626)		$33,049,875
Other Assets & Liabilities, net - (2.1)%		(676,184)
Total Net Assets - 100.0%		$32,373,691

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 78.5%
Consumer, Non-cyclical - 24.9%
HCA Holdings, Inc.*,1	3,200	$290,302
Centene Corp.*,1	3,465	278,586
LifePoint Health, Inc.*,1	3,170	275,632
BioMarin Pharmaceutical, Inc.*,1	2,000	273,561
Community Health Systems, Inc.*,1	4,340	273,290
Health Net, Inc.*,1	4,210	269,945
Aetna, Inc.[1]	2,099	267,539
Hologic, Inc.*,1	6,939	264,098
Eli Lilly & Co.[1]	3,163	264,079
Moody's Corp.[1]	2,400	259,104
Regeneron Pharmaceuticals, Inc.*,1	500	255,066
Teleflex, Inc.[1]	1,874	253,833
Johnson & Johnson[1]	2,600	253,396
Hill-Rom Holdings, Inc.[1]	4,662	253,286
Anthem, Inc.[1]	1,538	252,447
Pinnacle Foods, Inc.[1]	5,526	251,654
Sirona Dental Systems, Inc.*,1	2,485	249,544
AmerisourceBergen Corp. — Class A1	2,344	249,261
Vertex Pharmaceuticals, Inc.*,1	2,000	246,960
WhiteWave Foods Co. — Class A*,1	5,043	246,502
Premier, Inc. — Class A*,1	6,305	242,490
Alere, Inc.*,1	4,578	241,490
Gartner, Inc.*,1	2,803	240,441
Incyte Corp.*,1	2,287	238,328
Cardinal Health, Inc.[1]	2,837	237,315
Total System Services, Inc.[1]	5,670	236,836
MEDNAX, Inc.*,1	3,180	235,670
Patterson Companies, Inc.[1]	4,829	234,931
Alnylam Pharmaceuticals, Inc.*,1	1,953	234,106
VCA, Inc.*,1	4,298	233,833
Envision Healthcare Holdings, Inc.*,1	5,900	232,932
Aramark[1]	7,425	229,953
KAR Auction Services, Inc.[1]	6,100	228,140
Towers Watson & Co. — Class A1	1,800	226,440
Coca-Cola Co.[1]	5,700	223,611
Kimberly-Clark Corp.[1]	2,100	222,537
Archer-Daniels-Midland Co.[1]	4,605	222,053
Philip Morris International, Inc.[1]	2,742	219,826
Ingredion, Inc.[1]	2,734	218,201
Myriad Genetics, Inc.*,2	6,400	217,536
Robert Half International, Inc.[1]	3,908	216,894
Molson Coors Brewing Co. — Class B1	3,100	216,411
Pilgrim's Pride Corp.[2]	9,401	215,941
Western Union Co.[1]	10,500	213,465
Booz Allen Hamilton Holding Corp.[1]	8,432	212,824
Sabre Corp.[1]	8,934	212,629
Flowers Foods, Inc.[1]	10,007	211,648
Medivation, Inc.*,1	1,796	205,103
Edwards Lifesciences Corp.*,1	1,405	200,114
McGraw Hill Financial, Inc.[1]	1,900	190,855
ResMed, Inc.[1]	3,164	178,355
Bunge Ltd.[1]	2,000	175,600
Zoetis, Inc.[1]	3,391	163,514
Graham Holdings Co. — Class B1	149	160,182
Seattle Genetics, Inc.*,1	3,292	159,333
Altria Group, Inc.[1]	2,945	144,040
Jazz Pharmaceuticals plc*,1	689	121,312
VWR Corp.*,1	3,943	105,396
Humana, Inc.[1]	500	95,640
MasterCard, Inc. — Class A1	700	65,436
Quest Diagnostics, Inc.[1]	791	57,363
DENTSPLY International, Inc.[1]	1,038	53,509
Bristol-Myers Squibb Co.[1]	711	47,310
Henry Schein, Inc.*,1	200	28,424
Align Technology, Inc.*,1	383	24,018
Morningstar, Inc.[1]	300	23,865
Hain Celestial Group, Inc.*,1	318	20,943
Mallinckrodt plc*,1	136	16,010
Gilead Sciences, Inc.[1]	100	11,708
SEI Investments Co.[1]	200	9,806
Total Consumer, Non-cyclical		13,602,402
Financial - 17.2%
Interactive Brokers Group, Inc. — Class A1	6,654	276,540
BOK Financial Corp.[1]	3,800	264,404
BankUnited, Inc.[1]	7,300	262,289
FNFV Group*,1	16,928	260,352
Bank of Hawaii Corp.[1]	3,900	260,052
Associated Banc-Corp.[1]	12,800	259,456
People's United Financial, Inc.[1]	16,000	259,360
Artisan Partners Asset Management, Inc. — Class A1	5,549	257,807
East West Bancorp, Inc.[1]	5,700	255,474
Visa, Inc. — Class A1	3,800	255,171
First Niagara Financial Group, Inc.[1]	27,009	254,965
Fulton Financial Corp.[1]	19,500	254,670
TCF Financial Corp.[1]	15,314	254,366
Citigroup, Inc.[1]	4,600	254,104
Voya Financial, Inc.[1]	5,434	252,518
CBOE Holdings, Inc.[1]	4,413	252,511
CME Group, Inc. — Class A1	2,700	251,261
Waddell & Reed Financial, Inc. — Class A1	5,300	250,743
Eaton Vance Corp.[1]	6,300	246,519
MetLife, Inc.[1]	4,400	246,356
Intercontinental Exchange, Inc.[1]	1,100	245,971
NASDAQ OMX Group, Inc.[1]	5,034	245,710
Federated Investors, Inc. — Class B1	7,300	244,477
Legg Mason, Inc.[1]	4,700	242,191
American National Insurance Co.[1]	2,360	241,475
Old Republic International Corp.[1]	15,209	237,717
Fifth Third Bancorp[1]	11,400	237,348
First Republic Bank[1]	3,700	233,211
NorthStar Asset Management Group, Inc.[1]	12,500	231,125

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Financial - 17.2% (continued)
Bank of New York Mellon Corp.[1]	5,400	$226,638
Popular, Inc.*,1	7,600	219,336
MFA Financial, Inc.[1]	29,365	217,007
Assured Guaranty Ltd.[1]	8,900	213,511
Chimera Investment Corp.[1]	14,572	199,782
Synovus Financial Corp.[1]	5,400	166,428
MBIA, Inc.*,1	24,451	146,951
Morgan Stanley[1]	3,700	143,523
Comerica, Inc.[1]	2,600	133,432
Genworth Financial, Inc. — Class A*,1	16,991	128,622
American Financial Group, Inc.[1]	1,700	110,568
Howard Hughes Corp.*,1	739	106,076
CoreLogic, Inc.*,1	1,553	61,639
T. Rowe Price Group, Inc.[1]	200	15,546
Total Financial		9,377,202
Consumer, Cyclical - 10.6%
Darden Restaurants, Inc.[1]	3,900	277,212
Norwegian Cruise Line Holdings Ltd.*,1	4,700	263,388
Ascena Retail Group, Inc.*,1	15,590	259,651
Brinker International, Inc.[1]	4,500	259,425
Leggett & Platt, Inc.[1]	5,300	258,004
Visteon Corp.*,1	2,400	251,952
Mattel, Inc.[1]	9,800	251,762
Genuine Parts Co.[1]	2,800	250,684
Dunkin' Brands Group, Inc.[1]	4,555	250,525
Tractor Supply Co.[1]	2,766	248,774
Goodyear Tire & Rubber Co.[1]	8,200	247,230
Lear Corp.[1]	2,200	246,972
DreamWorks Animation SKG, Inc. — Class A*,2	9,091	239,821
BorgWarner, Inc.[1]	4,200	238,728
Michaels Companies, Inc.*,1	8,539	229,784
Hyatt Hotels Corp. — Class A*,1	3,871	219,447
Choice Hotels International, Inc.[1]	4,000	217,000
Sally Beauty Holdings, Inc.*,1	6,850	216,323
Six Flags Entertainment Corp.[1]	4,790	214,832
Regal Entertainment Group — Class A2	10,117	211,546
Best Buy Company, Inc.[1]	6,055	197,454
SeaWorld Entertainment, Inc.[1]	10,675	196,847
Restaurant Brands International, Inc.[1]	4,500	171,945
Carnival Corp.[1]	2,300	113,597
Whirlpool Corp.[1]	600	103,830
Tupperware Brands Corp.[1]	793	51,180
Wendy's Co.[1]	3,545	39,988
O'Reilly Automotive, Inc.*,1	107	24,180
Ulta Salon Cosmetics & Fragrance, Inc.*,1	156	24,094
Total Consumer, Cyclical		5,776,175
Technology - 9.5%
CDK Global, Inc.[1]	4,800	259,104
DST Systems, Inc.[1]	2,056	259,015
CA, Inc.[1]	8,600	251,894
PTC, Inc.*,1	6,000	246,120
Rovi Corp.*,2	15,200	242,440
Intuit, Inc.[1]	2,400	241,848
MSCI, Inc. — Class A1	3,800	233,890
Amdocs Ltd.[1]	4,281	233,700
International Business Machines Corp.[1]	1,400	227,724
Maxim Integrated Products, Inc.[1]	6,434	222,455
Leidos Holdings, Inc.[1]	5,472	220,905
Jack Henry & Associates, Inc.[1]	3,392	219,463
Broadridge Financial Solutions, Inc.[1]	4,333	216,693
Genpact Ltd.*,1	10,152	216,542
KLA-Tencor Corp.[1]	3,800	213,598
Linear Technology Corp.[1]	4,800	212,304
Fidelity National Information Services, Inc.[1]	3,400	210,120
Solera Holdings, Inc.[1]	4,700	209,432
Pitney Bowes, Inc.[1]	9,900	206,019
VeriFone Systems, Inc.*,1	5,644	191,670
Workday, Inc. — Class A*,1	2,500	190,975
Microsoft Corp.[1]	3,100	136,865
ServiceNow, Inc.*,1	1,600	118,896
Electronic Arts, Inc.*,1	1,100	73,150
Salesforce.com, Inc.*,1	900	62,667
Dun & Bradstreet Corp.[1]	327	39,894
NetSuite, Inc.*,1	400	36,700
Marvell Technology Group Ltd.[1]	1,178	15,532
Total Technology		5,209,615
Industrial - 6.2%
Owens Corning[1]	6,400	264,000
AO Smith Corp.[1]	3,574	257,257
Armstrong World Industries, Inc.*,1	4,700	250,416
Carlisle Companies, Inc.[1]	2,500	250,300
Lennox International, Inc.[1]	2,300	247,687
Garmin Ltd.[1]	5,600	246,008
Gentex Corp.[1]	14,885	244,412
Eagle Materials, Inc.[1]	3,000	228,989
Vulcan Materials Co.[1]	2,600	218,218
Clean Harbors, Inc.*,1	4,019	215,981
Martin Marietta Materials, Inc.[1]	1,500	212,265
SunPower Corp. — Class A*,1	7,283	206,910
Greif, Inc. — Class A1	5,300	190,005
Sonoco Products Co.[1]	3,311	141,909
Allegion plc[1]	1,800	108,252
Harris Corp.[1]	800	61,528
Tidewater, Inc.	700	15,911
Total Industrial		3,360,048
Communications - 5.4%
Starz — Class A*,1	6,190	276,817
Arista Networks, Inc.*,2	3,209	262,304
Palo Alto Networks, Inc.*,1	1,500	262,050
Cablevision Systems Corp. — Class A1	10,679	255,654
Liberty Broadband Corp. — Class C*,1	4,910	251,196
Symantec Corp.[1]	10,800	251,100
Liberty Broadband Corp. — Class A*,1	4,863	247,867
EchoStar Corp. — Class A*,1	4,933	240,138
Liberty Media Corp. — Class C*,1	6,600	236,940

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 78.5% (continued)
Communications - 5.4% (continued)
TEGNA, Inc.	6,700	$214,869
Splunk, Inc.*,1	2,500	174,050
Clear Channel Outdoor Holdings, Inc. — Class A1	16,176	163,863
CommScope Holding Company, Inc.*,1	2,000	61,020
Gannett Company, Inc.*	3,350	46,867
Total Communications		2,944,735
Energy - 2.5%
Denbury Resources, Inc.[1]	36,800	234,049
Ultra Petroleum Corp.*,2	17,900	224,108
CVR Energy, Inc.	5,700	214,548
Seadrill Ltd.[2]	20,600	213,004
Unit Corp.*,1	6,400	173,568
SM Energy Co.[1]	2,800	129,136
Newfield Exploration Co.*,1	1,900	68,628
EP Energy Corp. — Class A*,1	5,300	67,469
RPC, Inc.[1]	4,800	66,384
Total Energy		1,390,894
Basic Materials - 1.5%
Westlake Chemical Corp.[1]	3,200	219,488
Domtar Corp.[1]	5,171	214,079
Cabot Corp.[1]	5,500	205,095
Rayonier Advanced Materials, Inc.[1]	10,230	166,340
Platform Specialty Products Corp.*,1	700	17,906
Total Basic Materials		822,908
Diversified - 0.5%
Leucadia National Corp.[1]	10,300	250,084
Utilities - 0.2%
AES Corp.[1]	8,500	112,710
Total Common Stocks
(Cost $41,866,297)		42,846,773

MUTUAL FUNDS† - 5.6%
Guggenheim Strategy Fund I3	122,167	3,044,407
Guggenheim Strategy Fund II3	563	14,029
Total Mutual Funds
(Cost $3,064,399)		3,058,436

	Face Amount
REPURCHASE AGREEMENTS††,4 - 14.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$4,402,628	4,402,628
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	2,190,272	2,190,272
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,264,738	1,264,738
Total Repurchase Agreements
(Cost $7,857,638)		7,857,638

SECURITIES LENDING COLLATERAL††,5 - 3.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,333,701	1,333,701
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	213,392	213,392
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	86,690	86,690
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	33,342	33,342
Total Securities Lending Collateral
(Cost $1,667,125)		1,667,125
Total Investments - 101.6%
(Cost $54,455,459)		$55,429,972

	Shares
COMMON STOCKS SOLD SHORT† - (30.6)%
Basic Materials - (1.5)%
Freeport-McMoRan, Inc.	4,954	(92,243)
Allegheny Technologies, Inc.	3,246	(98,029)
United States Steel Corp.	4,783	(98,625)
Nucor Corp.	2,370	(104,446)
Newmont Mining Corp.	4,492	(104,933)
Royal Gold, Inc.	1,710	(105,319)
Reliance Steel & Aluminum Co.	1,778	(107,533)
Steel Dynamics, Inc.	5,312	(110,039)
Total Basic Materials		(821,167)
Technology - (2.9)%
Veeva Systems, Inc. — Class A*	1,100	(30,833)
Akamai Technologies, Inc.*	1,530	(106,825)
Western Digital Corp.	1,370	(107,435)
SanDisk Corp.	1,874	(109,104)
Cerner Corp.*	1,630	(112,568)
athenahealth, Inc.*	1,010	(115,726)
Hewlett-Packard Co.	3,870	(116,139)
Rackspace Hosting, Inc.*	3,220	(119,751)
NetApp, Inc.	3,820	(120,559)
Apple, Inc.	994	(124,672)
Lexmark International, Inc. — Class A	2,830	(125,086)
EMC Corp.	4,749	(125,327)
Diebold, Inc.	3,590	(125,650)
NCR Corp.*	4,210	(126,721)
Total Technology		(1,566,396)
Consumer, Non-cyclical - (3.1)%
Avon Products, Inc.	12,749	(79,809)
IDEXX Laboratories, Inc.*	1,340	(85,948)
Whole Foods Market, Inc.	2,410	(95,050)
Cooper Companies, Inc.	620	(110,341)
Abbott Laboratories	2,270	(111,412)
Avis Budget Group, Inc.*	2,530	(111,522)
Hertz Global Holdings, Inc.*	6,260	(113,431)
Estee Lauder Companies, Inc. — Class A	1,318	(114,218)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.6)% (continued)
Consumer, Non-cyclical - (3.1)% (continued)
Charles River Laboratories International, Inc.*	1,640	$(115,358)
Sysco Corp.	3,200	(115,520)
Quanta Services, Inc.*	4,041	(116,462)
Kroger Co.	1,650	(119,642)
United Rentals, Inc.*	1,404	(123,019)
Sprouts Farmers Market, Inc.*	4,590	(123,838)
Spectrum Brands Holdings, Inc.	1,320	(134,627)
Total Consumer, Non-cyclical		(1,670,197)
Communications - (3.2)%
Priceline Group, Inc.*	26	(29,936)
Google, Inc. — Class C*	100	(52,051)
Google, Inc. — Class A*	99	(53,464)
United States Cellular Corp.*	1,725	(64,981)
Sprint Corp.*	14,308	(65,244)
CenturyLink, Inc.	3,930	(115,463)
Amazon.com, Inc.*	274	(118,941)
Yelp, Inc. — Class A*	2,770	(119,193)
CDW Corp.	3,480	(119,294)
Facebook, Inc. — Class A*	1,408	(120,757)
Level 3 Communications, Inc.*	2,320	(122,194)
T-Mobile US, Inc.*	3,207	(124,336)
Verizon Communications, Inc.	2,670	(124,449)
Frontier Communications Corp.	25,170	(124,592)
Twitter, Inc.*	3,470	(125,684)
Zayo Group Holdings, Inc.*	4,980	(128,085)
Netflix, Inc.*	205	(134,672)
Total Communications		(1,743,336)
Financial - (4.0)%
General Growth Properties, Inc.	1,761	(45,187)
Plum Creek Timber Company, Inc.	2,300	(93,311)
NorthStar Realty Finance Corp.	6,190	(98,421)
Air Lease Corp. — Class A	2,954	(100,141)
Spirit Realty Capital, Inc.	10,395	(100,520)
Public Storage	548	(101,035)
Discover Financial Services	1,790	(103,140)
DDR Corp.	6,770	(104,664)
Nationstar Mortgage Holdings, Inc.*	6,480	(108,864)
Simon Property Group, Inc.	631	(109,176)
Douglas Emmett, Inc.	4,080	(109,915)
Realty Income Corp.	2,510	(111,419)
Federal Realty Investment Trust	870	(111,439)
American Express Co.	1,466	(113,938)
Aon plc	1,180	(117,622)
Capital One Financial Corp.	1,394	(122,630)
American Tower Corp. — Class A	1,360	(126,874)
New York Community Bancorp, Inc.	7,000	(128,660)
Ocwen Financial Corp.*	13,030	(132,906)
TFS Financial Corp.	8,315	(139,856)
Total Financial		(2,179,718)
Energy - (4.2)%
California Resources Corp.	480	(2,899)
Range Resources Corp.	253	(12,493)
WPX Energy, Inc.*	2,334	(28,662)
PBF Energy, Inc. — Class A	1,800	(51,156)
CONSOL Energy, Inc.	3,486	(75,786)
Tesoro Corp.	937	(79,092)
Cheniere Energy, Inc.*	1,210	(83,805)
Cabot Oil & Gas Corp. — Class A	2,721	(85,820)
Rowan Companies plc — Class A	4,489	(94,763)
Oil States International, Inc.*	2,566	(95,532)
Chevron Corp.	1,027	(99,075)
Kinder Morgan, Inc.	2,600	(99,814)
Gulfport Energy Corp.*	2,502	(100,706)
Continental Resources, Inc.*	2,378	(100,803)
Exxon Mobil Corp.	1,222	(101,670)
National Oilwell Varco, Inc.	2,113	(102,016)
Spectra Energy Corp.	3,154	(102,820)
Hess Corp.	1,553	(103,865)
ConocoPhillips	1,698	(104,274)
Equities Corp.	1,299	(105,661)
Occidental Petroleum Corp.	1,383	(107,556)
MRC Global, Inc.*	7,076	(109,254)
Dril-Quip, Inc.*	1,456	(109,564)
Concho Resources, Inc.*	967	(110,103)
FMC Technologies, Inc.*	2,665	(110,570)
Energen Corp.	1,667	(113,856)
Total Energy		(2,291,615)
Consumer, Cyclical - (4.8)%
United Continental Holdings, Inc.*	100	(5,301)
Rite Aid Corp.*	2,570	(21,460)
Foot Locker, Inc.	1,040	(69,690)
Southwest Airlines Co.	2,550	(84,380)
Allison Transmission Holdings, Inc.	3,252	(95,154)
MSC Industrial Direct Company, Inc. — Class A	1,460	(101,864)
Ford Motor Co.	6,800	(102,068)
Delta Air Lines, Inc.	2,530	(103,932)
Wal-Mart Stores, Inc.	1,480	(104,976)
WESCO International, Inc.*	1,610	(110,510)
WW Grainger, Inc.	467	(110,516)
Ingram Micro, Inc. — Class A*	4,430	(110,883)
Harley-Davidson, Inc.	2,040	(114,954)
Fastenal Co.	2,764	(116,586)
HD Supply Holdings, Inc.*	3,430	(120,667)
CVS Health Corp.	1,160	(121,660)
Cabela's, Inc.*	2,450	(122,451)
Urban Outfitters, Inc.*	3,510	(122,850)
Macy's, Inc.	1,830	(123,470)
Costco Wholesale Corp.	920	(124,255)
JC Penney Company, Inc.*	14,770	(125,102)
Advance Auto Parts, Inc.	800	(127,432)
Nordstrom, Inc.	1,720	(128,140)
Dollar General Corp.	1,680	(130,604)
Tesla Motors, Inc.*	500	(134,130)
Total Consumer, Cyclical		(2,633,035)
Industrial - (6.9)%
Illinois Tool Works, Inc.	70	(6,425)
Avnet, Inc.	1,640	(67,420)
Caterpillar, Inc.	821	(69,637)
Flowserve Corp.	1,519	(79,991)
Teekay Corp.	2,022	(86,582)
Xylem, Inc.	2,476	(91,785)
GATX Corp.	1,770	(94,076)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (30.6)% (continued)
Industrial - (6.9)% (continued)
TimkenSteel Corp.	3,613	$(97,515)
Fluor Corp.	1,955	(103,635)
Jacobs Engineering Group, Inc.*	2,559	(103,946)
Jabil Circuit, Inc.	5,030	(107,089)
Dover Corp.	1,528	(107,235)
Kirby Corp.*	1,412	(108,244)
General Electric Co.	4,099	(108,910)
Wabtec Corp.	1,162	(109,507)
Genesee & Wyoming, Inc. — Class A*	1,510	(115,032)
AMETEK, Inc.	2,109	(115,531)
SBA Communications Corp. — Class A*	1,006	(115,660)
Ryder System, Inc.	1,350	(117,950)
Stanley Black & Decker, Inc.	1,130	(118,921)
Con-way, Inc.	3,120	(119,714)
Union Pacific Corp.	1,260	(120,166)
AECOM*	3,661	(121,106)
Norfolk Southern Corp.	1,390	(121,430)
Middleby Corp.*	1,089	(122,218)
J.B. Hunt Transport Services, Inc.	1,490	(122,314)
KBR, Inc.	6,321	(123,133)
Kansas City Southern	1,360	(124,032)
Zebra Technologies Corp. — Class A*	1,120	(124,376)
Honeywell International, Inc.	1,220	(124,403)
Old Dominion Freight Line, Inc.*	1,830	(125,547)
AMERCO	390	(127,494)
Pentair plc	1,860	(127,876)
Landstar System, Inc.	1,920	(128,391)
Amphenol Corp. — Class A	2,230	(129,273)
Total Industrial		(3,786,564)
Total Common Stock Sold Short - (30.6)%
(Proceeds $17,393,029)		(16,692,028)
Other Assets & Liabilities, net - 29.0%		15,839,866
Total Net Assets - 100.0%		$54,577,810

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,025,375)	10	$1,018
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2015.
[2]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[3]	Affiliated issuer — See Note 7.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
plc — Public Limited Company

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 42.3%
Financial –10.0%
Federal Realty Investment Trust	522	$66,864
UDR, Inc.	1,970	63,099
New York Community Bancorp, Inc.	3,379	62,106
Everest Re Group Ltd.	338	61,518
Arthur J Gallagher & Co.	1,277	60,402
Jones Lang LaSalle, Inc.	341	58,311
Raymond James Financial, Inc.	974	58,031
Alleghany Corp.*	122	57,189
Signature Bank*	387	56,652
SVB Financial Group*	390	56,152
HCC Insurance Holdings, Inc.	728	55,940
Extra Space Storage, Inc.	845	55,110
East West Bancorp, Inc.	1,101	49,347
Camden Property Trust	660	49,025
Duke Realty Corp.	2,624	48,728
Alexandria Real Estate Equities, Inc.	548	47,928
Reinsurance Group of America, Inc. — Class A	503	47,720
Kilroy Realty Corp.	670	44,991
Regency Centers Corp.	717	42,290
Omega Healthcare Investors, Inc.	1,223	41,986
Mid-America Apartment Communities, Inc.	573	41,720
WR Berkley Corp.	760	39,467
Liberty Property Trust	1,137	36,634
American Financial Group, Inc.	562	36,552
CBOE Holdings, Inc.	635	36,335
National Retail Properties, Inc.	1,019	35,675
RenaissanceRe Holdings Ltd.	350	35,529
Lamar Advertising Co. — Class A	615	35,350
Eaton Vance Corp.	897	35,100
PacWest Bancorp	745	34,836
City National Corp.	368	33,264
Hospitality Properties Trust	1,141	32,884
Cullen/Frost Bankers, Inc.	418	32,846
Taubman Centers, Inc.	470	32,665
American Campus Communities, Inc.	854	32,187
Home Properties, Inc.	440	32,142
SLM Corp.*	3,238	31,959
Senior Housing Properties Trust	1,787	31,362
Synovus Financial Corp.	1,013	31,221
First American Financial Corp.	824	30,661
LaSalle Hotel Properties	859	30,460
Waddell & Reed Financial, Inc. — Class A	641	30,326
Umpqua Holdings Corp.	1,677	30,169
BioMed Realty Trust, Inc.	1,548	29,938
Stifel Financial Corp.*	516	29,794
Commerce Bancshares, Inc.	635	29,699
Corrections Corporation of America	890	29,441
Brown & Brown, Inc.	878	28,851
Old Republic International Corp.	1,835	28,681
Highwoods Properties, Inc.	715	28,564
Weingarten Realty Investors	867	28,342
Douglas Emmett, Inc.	1,043	28,098
First Horizon National Corp.	1,776	27,830
CNO Financial Group, Inc.	1,498	27,488
Webster Financial Corp.	690	27,290
CoreLogic, Inc.*	686	27,227
Prosperity Bancshares, Inc.	458	26,445
FirstMerit Corp.	1,261	26,267
First Niagara Financial Group, Inc.	2,679	25,290
Hanover Insurance Group, Inc.	336	24,874
Rayonier, Inc.	966	24,681
Bank of the Ozarks, Inc.	535	24,476
Federated Investors, Inc. — Class B	727	24,347
StanCorp Financial Group, Inc.	321	24,271
Associated Banc-Corp.	1,160	23,513
Tanger Factory Outlet Centers, Inc.	729	23,109
Communications Sales & Leasing, Inc.	912	22,545
Aspen Insurance Holdings Ltd.	469	22,465
Bank of Hawaii Corp.	332	22,138
TCF Financial Corp.	1,285	21,344
Janus Capital Group, Inc.	1,125	19,260
WP GLIMCHER, Inc.	1,408	19,050
Hancock Holding Co.	592	18,891
WisdomTree Investments, Inc.	855	18,780
Cathay General Bancorp	565	18,334
Primerica, Inc.	393	17,956
Fulton Financial Corp.	1,344	17,553
Valley National Bancorp	1,680	17,321
Corporate Office Properties Trust	719	16,925
BancorpSouth, Inc.	654	16,847
Washington Federal, Inc.	721	16,835
Mercury General Corp.	277	15,415
Urban Edge Properties	702	14,595
Kemper Corp.	374	14,418
Equity One, Inc.	610	14,237
Alexander & Baldwin, Inc.	346	13,632
Trustmark Corp.	514	12,840
International Bancshares Corp.	439	11,796
Mack-Cali Realty Corp.	637	11,740
Potlatch Corp.	309	10,914
Total Financial		2,887,080
Industrial - 7.5%
Mettler-Toledo International, Inc.*	213	72,731
Wabtec Corp.	735	69,266
Energizer Holdings, Inc.*	473	62,223
Acuity Brands, Inc.	330	59,394
Fortune Brands Home & Security, Inc.	1,212	55,534
Carlisle Companies, Inc.	497	49,760
Packaging Corporation of America	753	47,055
IDEX Corp.	593	46,598
Trimble Navigation Ltd.*	1,973	46,287
Waste Connections, Inc.	942	44,387

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 42.3% (continued)
Industrial - 7.5% (continued)
B/E Aerospace, Inc.	807	$44,304
Hubbell, Inc. — Class B	405	43,853
Zebra Technologies Corp. — Class A*	393	43,643
Avnet, Inc.	1,033	42,467
Huntington Ingalls Industries, Inc.	370	41,658
AO Smith Corp.	570	41,029
Arrow Electronics, Inc.*	728	40,622
Keysight Technologies, Inc.*	1,288	40,173
AECOM*	1,144	37,843
Gentex Corp.	2,237	36,732
Old Dominion Freight Line, Inc.*	515	35,331
Lincoln Electric Holdings, Inc.	575	35,012
AGCO Corp.	609	34,579
Donaldson Company, Inc.	962	34,440
Lennox International, Inc.	315	33,922
Nordson Corp.	430	33,493
Bemis Company, Inc.	741	33,352
Orbital ATK, Inc.	452	33,159
Sonoco Products Co.	767	32,874
Kirby Corp.*	424	32,504
Cognex Corp.	663	31,890
Graco, Inc.	446	31,679
Jabil Circuit, Inc.	1,474	31,381
Trinity Industries, Inc.	1,178	31,135
AptarGroup, Inc.	476	30,355
Genesee & Wyoming, Inc. — Class A*	390	29,710
Eagle Materials, Inc.	382	29,158
Teledyne Technologies, Inc.*	269	28,382
ITT Corp.	678	28,368
Belden, Inc.	324	26,319
FEI Co.	316	26,206
Oshkosh Corp.	595	25,216
Regal Beloit Corp.	341	24,753
Triumph Group, Inc.	375	24,746
Woodward, Inc.	442	24,306
CLARCOR, Inc.	381	23,713
National Instruments Corp.	770	22,684
Landstar System, Inc.	338	22,602
SPX Corp.	312	22,586
Esterline Technologies Corp.*	234	22,310
Clean Harbors, Inc.*	406	21,818
Crane Co.	371	21,789
KBR, Inc.	1,097	21,370
Valmont Industries, Inc.[1]	179	21,278
Kennametal, Inc.	603	20,574
Timken Co.	552	20,187
Terex Corp.	799	18,577
Louisiana-Pacific Corp.*	1,083	18,443
GATX Corp.	334	17,752
KLX, Inc.*	401	17,696
Con-way, Inc.	438	16,806
Silgan Holdings, Inc.	318	16,778
Tech Data Corp.*	279	16,059
Vishay Intertechnology, Inc.	1,033	12,065
Knowles Corp.*	647	11,711
MSA Safety, Inc.	239	11,594
Granite Construction, Inc.	277	9,836
Greif, Inc. — Class A	258	9,249
Werner Enterprises, Inc.	339	8,899
Tidewater, Inc.	358	8,137
TimkenSteel Corp.	286	7,719
Total Industrial		2,170,061
Consumer, Non-cyclical - 7.2%
Church & Dwight Company, Inc.	995	80,724
Centene Corp.*	904	72,682
Hologic, Inc.*	1,859	70,753
Omnicare, Inc.	737	69,463
Towers Watson & Co. — Class A	527	66,297
Cooper Companies, Inc.	370	65,849
WhiteWave Foods Co. — Class A*	1,332	65,107
United Therapeutics Corp.*	352	61,230
ResMed, Inc.	1,072	60,429
Community Health Systems, Inc.*	898	56,547
Gartner, Inc.*	631	54,127
ManpowerGroup, Inc.	595	53,181
MEDNAX, Inc.*	711	52,692
Global Payments, Inc.	505	52,242
Hain Celestial Group, Inc.*	780	51,371
SEI Investments Co.	986	48,344
IDEXX Laboratories, Inc.*	712	45,668
Service Corporation International	1,537	45,234
Ingredion, Inc.	544	43,417
Teleflex, Inc.	316	42,802
Sirona Dental Systems, Inc.*	423	42,478
Health Net, Inc.*	587	37,638
Graham Holdings Co. — Class B	34	36,552
Align Technology, Inc.*	553	34,679
VCA, Inc.*	625	34,003
WEX, Inc.*	294	33,507
Live Nation Entertainment, Inc.*	1,110	30,514
Flowers Foods, Inc.	1,406	29,737
LifePoint Health, Inc.*	337	29,302
STERIS Corp.	454	29,256
WellCare Health Plans, Inc.*	335	28,418
Bio-Techne Corp.	283	27,867
RR Donnelley & Sons Co.	1,586	27,644
TreeHouse Foods, Inc.*	326	26,416
Akorn, Inc.*	601	26,240
Charles River Laboratories International, Inc.*	360	25,322
United Natural Foods, Inc.*	381	24,262
Bio-Rad Laboratories, Inc. — Class A*	157	23,646
Deluxe Corp.	380	23,560
Hill-Rom Holdings, Inc.	431	23,416
Post Holdings, Inc.*	417	22,489
CEB, Inc.	254	22,113
Molina Healthcare, Inc.*	306	21,512
Sotheby's	470	21,263
Rollins, Inc.	732	20,884
Avon Products, Inc.	3,309	20,714
Thoratec Corp.*	412	18,363
Aaron's, Inc.	491	17,779
Owens & Minor, Inc.	480	16,320

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 42.3% (continued)
Consumer, Non-cyclical - 7.2% (continued)
Boston Beer Company, Inc. — Class A*	69	$16,007
Halyard Health, Inc.*	354	14,337
Lancaster Colony Corp.	148	13,446
DeVry Education Group, Inc.	436	13,071
FTI Consulting, Inc.*	316	13,032
SUPERVALU, Inc.*	1,573	12,726
Dean Foods Co.	718	11,610
HMS Holdings Corp.*	673	11,555
Rent-A-Center, Inc.	403	11,425
Apollo Education Group, Inc. — Class A*	734	9,454
Tootsie Roll Industries, Inc.	155	5,008
Total Consumer, Non-cyclical		2,065,724
Consumer, Cyclical - 6.0%
Advance Auto Parts, Inc.	557	88,725
Signet Jewelers Ltd.	609	78,098
Foot Locker, Inc.	1,064	71,298
Jarden Corp.*	1,362	70,483
LKQ Corp.*	2,314	69,987
Polaris Industries, Inc.	465	68,871
Alaska Air Group, Inc.	986	63,528
Williams-Sonoma, Inc.	648	53,311
Domino's Pizza, Inc.	420	47,628
Toll Brothers, Inc.*	1,219	46,554
Carter's, Inc.	400	42,520
JetBlue Airways Corp.*	2,001	41,541
Dunkin' Brands Group, Inc.	732	40,260
NVR, Inc.*	29	38,860
Dick's Sporting Goods, Inc.	739	38,258
Brunswick Corp.	705	35,856
Skechers U.S.A., Inc. — Class A*	313	34,365
Panera Bread Co. — Class A*	193	33,731
Office Depot, Inc.*	3,749	32,466
Cinemark Holdings, Inc.	799	32,096
Copart, Inc.*	866	30,726
Tempur Sealy International, Inc.*	464	30,578
Ingram Micro, Inc. — Class A*	1,188	29,736
Casey's General Stores, Inc.	295	28,243
MSC Industrial Direct Company, Inc. — Class A	385	26,861
Brinker International, Inc.	465	26,807
World Fuel Services Corp.	549	26,325
Watsco, Inc.	209	25,862
Dana Holding Corp.	1,241	25,540
Tupperware Brands Corp.	379	24,461
Wendy's Co.	2,072	23,372
American Eagle Outfitters, Inc.	1,338	23,039
CST Brands, Inc.	586	22,889
Buffalo Wild Wings, Inc.*	144	22,563
Vista Outdoor, Inc.*	484	21,731
Kate Spade & Co.*	971	20,915
Scotts Miracle-Gro Co. — Class A	340	20,131
JC Penney Company, Inc.*,1	2,323	19,676
Thor Industries, Inc.	347	19,529
Cheesecake Factory, Inc.	345	18,815
Big Lots, Inc.	410	18,446
Cabela's, Inc.*	365	18,243
Deckers Outdoor Corp.*	253	18,208
Chico's FAS, Inc.	1,090	18,127
HSN, Inc.	247	17,337
HNI Corp.	338	17,289
ANN, Inc.*	350	16,902
Ascena Retail Group, Inc.*	1,004	16,722
DreamWorks Animation SKG, Inc. — Class A*,1	555	14,641
Herman Miller, Inc.	454	13,134
KB Home	692	11,487
Abercrombie & Fitch Co. — Class A	529	11,379
Guess?, Inc.	489	9,374
MDC Holdings, Inc.	297	8,901
International Speedway Corp. — Class A	213	7,811
Total Consumer, Cyclical		1,734,236
Technology - 4.4%
CDK Global, Inc.	1,219	65,802
ANSYS, Inc.*	683	62,318
Synopsys, Inc.*	1,180	59,767
MSCI, Inc. — Class A	855	52,625
Broadridge Financial Solutions, Inc.	912	45,610
Fortinet, Inc.*	1,083	44,761
Cadence Design Systems, Inc.*	2,226	43,763
Jack Henry & Associates, Inc.	622	40,243
NCR Corp.*	1,289	38,799
Informatica Corp.*	796	38,582
PTC, Inc.*	875	35,893
Ultimate Software Group, Inc.*	217	35,662
Rackspace Hosting, Inc.*	902	33,545
Manhattan Associates, Inc.*	561	33,464
Tyler Technologies, Inc.*	256	33,121
MAXIMUS, Inc.	501	32,930
Teradyne, Inc.	1,632	31,481
Atmel Corp.	3,174	31,279
Cypress Semiconductor Corp.*	2,524	29,682
VeriFone Systems, Inc.*	869	29,511
DST Systems, Inc.	215	27,086
Integrated Device Technology, Inc.*	1,128	24,478
SolarWinds, Inc.*	505	23,296
IPG Photonics Corp.*	272	23,168
Solera Holdings, Inc.	510	22,726
ACI Worldwide, Inc.*	888	21,818
Cree, Inc.*	830	21,605
Fair Isaac Corp.	236	21,424
Lexmark International, Inc. — Class A	466	20,597
Mentor Graphics Corp.	752	19,875
Leidos Holdings, Inc.	475	19,176
Convergys Corp.	752	19,168
Allscripts Healthcare Solutions, Inc.*	1,293	17,688
Diebold, Inc.	493	17,255
Silicon Laboratories, Inc.*	302	16,311
Science Applications International Corp.	301	15,908

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 42.3% (continued)
Technology - 4.4% (continued)
3D Systems Corp.*,1	799	$15,596
Fairchild Semiconductor International, Inc. — Class A*	886	15,399
Advent Software, Inc.	345	15,252
CommVault Systems, Inc.*	323	13,698
Intersil Corp. — Class A	1,003	12,548
Advanced Micro Devices, Inc.*	4,793	11,503
Rovi Corp.*	672	10,718
Acxiom Corp.*	595	10,460
Total Technology		1,255,591
Energy - 2.2%
SunEdison, Inc.*	2,217	66,310
HollyFrontier Corp.	1,491	63,650
Dresser-Rand Group, Inc.*	585	49,830
Energen Corp.	599	40,912
Oceaneering International, Inc.	751	34,989
Gulfport Energy Corp.*	811	32,642
Nabors Industries Ltd.	2,218	32,006
Superior Energy Services, Inc.	1,144	24,070
SM Energy Co.	513	23,660
Western Refining, Inc.	538	23,468
QEP Resources, Inc.	1,236	22,878
Dril-Quip, Inc.*	296	22,274
Patterson-UTI Energy, Inc.	1,125	21,167
Rowan Companies plc — Class A	949	20,033
WPX Energy, Inc.*	1,557	19,120
Murphy USA, Inc.*	324	18,086
Denbury Resources, Inc.	2,712	17,248
NOW, Inc.*	815	16,227
Oil States International, Inc.*	392	14,594
California Resources Corp.	2,349	14,188
Rosetta Resources, Inc.*	576	13,329
Atwood Oceanics, Inc.	457	12,083
Unit Corp.*	356	9,655
Helix Energy Solutions Group, Inc.*	749	9,460
Total Energy		621,879
Basic Materials - 2.1%
Ashland, Inc.	473	57,658
RPM International, Inc.	1,013	49,606
Albemarle Corp.	853	47,145
Valspar Corp.	568	46,474
Steel Dynamics, Inc.	1,839	38,096
NewMarket Corp.	80	35,511
Reliance Steel & Aluminum Co.	565	34,171
Cytec Industries, Inc.	543	32,868
Royal Gold, Inc.	496	30,549
PolyOne Corp.	678	26,557
Sensient Technologies Corp.	355	24,261
United States Steel Corp.	1,108	22,847
Chemours Co.*	1,377	22,032
Compass Minerals International, Inc.	256	21,028
Domtar Corp.	487	20,162
Cabot Corp.	483	18,011
Minerals Technologies, Inc.	264	17,986
Olin Corp.	590	15,901
Carpenter Technology Corp.	383	14,814
Commercial Metals Co.	880	14,150
Worthington Industries, Inc.	368	11,062
Total Basic Materials		600,889
Utilities - 1.9%
Alliant Energy Corp.	859	49,582
UGI Corp.	1,312	45,198
OGE Energy Corp.	1,518	43,369
Atmos Energy Corp.	768	39,383
National Fuel Gas Co.	642	37,807
Westar Energy, Inc.	1,006	34,425
Aqua America, Inc.	1,347	32,988
MDU Resources Group, Inc.	1,481	28,924
Great Plains Energy, Inc.	1,175	28,388
Questar Corp.	1,336	27,936
Cleco Corp.	460	24,771
Hawaiian Electric Industries, Inc.	817	24,289
Vectren Corp.	628	24,165
IDACORP, Inc.	383	21,502
WGL Holdings, Inc.	378	20,522
ONE Gas, Inc.	400	17,024
PNM Resources, Inc.	606	14,908
Black Hills Corp.	341	14,885
Talen Energy Corp.*	634	10,879
Total Utilities		540,945
Communications - 1.0%
FactSet Research Systems, Inc.	295	47,940
AMC Networks, Inc. — Class A*	451	36,914
ARRIS Group, Inc.*	1,009	30,876
Telephone & Data Systems, Inc.	748	21,991
Ciena Corp.*	895	21,194
JDS Uniphase Corp.*	1,781	20,624
John Wiley & Sons, Inc. — Class A	353	19,193
Time, Inc.	833	19,167
Plantronics, Inc.	298	16,780
InterDigital, Inc.	274	15,588
Meredith Corp.	278	14,498
New York Times Co. — Class A	998	13,623
NeuStar, Inc. — Class A*,1	421	12,297
Polycom, Inc.*	1,027	11,749
Total Communications		302,434
Total Common Stocks
(Cost $7,416,838)		12,178,839

MUTUAL FUNDS†,2 - 16.4%
Guggenheim Strategy Fund I	189,469	4,721,560
Total Mutual Funds
(Cost $4,715,516)		4,721,560

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,3 - 32.5%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$5,230,942	$5,230,942
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	2,602,352	2,602,352
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,502,687	1,502,687
Total Repurchase Agreements
(Cost $9,335,981)		9,335,981

SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	30,412	30,412
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	4,866	4,866
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,977	1,977
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	760	760
Total Securities Lending Collateral
(Cost $38,015)		38,015
Total Investments - 91.3%
(Cost $21,506,350)		$26,274,395
Other Assets & Liabilities, net - 8.7%		2,492,350
Total Net Assets - 100.0%		$28,766,745

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $3,442,640)	23	$(56,049)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $756,323)	503	$(15,225)
Credit Suisse Capital, LLC July 2015 S&P MidCap 400 Index Swap, Terminating 07/28/15[5] (Notional Value $3,254,826)	2,167	(60,965)
Barclays Bank plc July 2015 S&P MidCap 400 Index Swap, Terminating 07/31/15[5] (Notional Value $23,418,213)	15,590	(372,700)
(Total Notional Value $27,429,362)		$(448,890)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issue — See Note 7.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate.
plc — Public Limited Company

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 55.9%
Technology - 21.3%
Apple, Inc.	1,133	$142,106
Microsoft Corp.	1,591	70,242
Intel Corp.	934	28,407
QUALCOMM, Inc.	321	20,105
Texas Instruments, Inc.	205	10,560
Adobe Systems, Inc.*	99	8,020
Cognizant Technology Solutions Corp. — Class A*	120	7,331
Avago Technologies Ltd.	50	6,647
Broadcom Corp. — Class A	109	5,612
Intuit, Inc.	54	5,442
NXP Semiconductor N.V.*	49	4,812
Cerner Corp.*	68	4,696
Applied Materials, Inc.	242	4,651
Electronic Arts, Inc.*	62	4,123
Micron Technology, Inc.*	213	4,013
Analog Devices, Inc.	62	3,979
Fiserv, Inc.*	47	3,893
Western Digital Corp.	45	3,529
Activision Blizzard, Inc.	143	3,462
Paychex, Inc.	71	3,328
Altera Corp.	59	3,021
Seagate Technology plc	62	2,945
Check Point Software Technologies Ltd.*	36	2,864
Lam Research Corp.	32	2,603
CA, Inc.	86	2,519
Akamai Technologies, Inc.*	36	2,514
SanDisk Corp.	41	2,387
Autodesk, Inc.*	45	2,253
Xilinx, Inc.	51	2,252
Citrix Systems, Inc.*	32	2,245
NVIDIA Corp.	106	2,132
Linear Technology Corp.	47	2,079
NetApp, Inc.	61	1,925
KLA-Tencor Corp.	31	1,743
Total Technology		378,440
Communications - 17.7%
Amazon.com, Inc.*	92	39,937
Facebook, Inc. — Class A*	442	37,908
Google, Inc. — Class C*	67	34,874
Google, Inc. — Class A*	57	30,782
Cisco Systems, Inc.	1,001	27,487
Comcast Corp. — Special Class A	417	25,078
eBay, Inc.*	239	14,397
Priceline Group, Inc.*	10	11,514
Baidu, Inc. ADR*	55	10,949
DIRECTV*	100	9,279
Twenty-First Century Fox, Inc. — Class A	247	8,038
Netflix, Inc.*	12	7,883
Yahoo!, Inc.*	184	7,229
Liberty Global plc*	122	6,177
Twenty-First Century Fox, Inc. — Class B	157	5,059
Comcast Corp. — Class A	76	4,555
Viacom, Inc. — Class B	68	4,396
Sirius XM Holdings, Inc.*	1,077	4,017
Charter Communications, Inc. — Class A*	22	3,768
Symantec Corp.	134	3,116
Vodafone Group plc ADR	84	3,062
DISH Network Corp. — Class A*	44	2,979
Liberty Global plc — Class A*	50	2,704
TripAdvisor, Inc.*	26	2,266
VimpelCom Ltd. ADR	345	1,715
Discovery Communications, Inc. — Class C*	54	1,678
Liberty Media Corp. — Class C*	45	1,615
Liberty Ventures*	26	1,021
Discovery Communications, Inc. — Class A*	29	965
Liberty Media Corp. — Class A*	21	757
Total Communications		315,205
Consumer, Non-cyclical - 10.9%
Gilead Sciences, Inc.	289	33,835
Amgen, Inc.	150	23,028
Biogen, Inc.*	47	18,985
Celgene Corp.*	156	18,055
Mondelez International, Inc. — Class A	320	13,165
Express Scripts Holding Co.*	143	12,719
Regeneron Pharmaceuticals, Inc.*	20	10,203
Kraft Foods Group, Inc.	116	9,876
Automatic Data Processing, Inc.	93	7,461
Alexion Pharmaceuticals, Inc.*	39	7,050
Mylan N.V.*	96	6,515
Illumina, Inc.*	29	6,332
Vertex Pharmaceuticals, Inc.*	48	5,927
Monster Beverage Corp.*	33	4,423
Intuitive Surgical, Inc.*	7	3,392
Whole Foods Market, Inc.	71	2,800
Catamaran Corp.*	41	2,504
Verisk Analytics, Inc. — Class A*	33	2,401
Keurig Green Mountain, Inc.	30	2,299
Henry Schein, Inc.*	16	2,274
Total Consumer, Non-cyclical		193,244
Consumer, Cyclical - 5.2%
Walgreens Boots Alliance, Inc.	214	18,071
Starbucks Corp.	295	15,817
Costco Wholesale Corp.	86	11,615
Tesla Motors, Inc.*	25	6,707
American Airlines Group, Inc.	137	5,471
O'Reilly Automotive, Inc.*	20	4,520
PACCAR, Inc.	70	4,467
Marriott International, Inc. — Class A	54	4,017
Ross Stores, Inc.	81	3,937
Dollar Tree, Inc.*	41	3,239
Fastenal Co.	58	2,446
Tractor Supply Co.	27	2,428
Liberty Interactive Corporation QVC Group — Class A*	87	2,414
Bed Bath & Beyond, Inc.*	34	2,345
Wynn Resorts Ltd.	20	1,973
Staples, Inc.	126	1,929

Monthly Rebalance NASDAQ-100® 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 55.9% (continued)
Consumer, Cyclical - 5.2% (continued)
Mattel, Inc.	67	$1,721
Total Consumer, Cyclical		93,117
Industrial - 0.6%
SBA Communications Corp. — Class A*	25	2,874
Stericycle, Inc.*	17	2,276
CH Robinson Worldwide, Inc.	29	1,810
Expeditors International of Washington, Inc.	38	1,752
Garmin Ltd.	38	1,669
Total Industrial		10,381
Basic Materials - 0.2%
Sigma-Aldrich Corp.	24	3,344
Total Common Stocks
(Cost $909,550)		993,731

MUTUAL FUNDS†,1 - 27.7%
Guggenheim Strategy Fund I	19,769	492,634
Total Mutual Funds
(Cost $491,324)		492,634

	Face Amount
REPURCHASE AGREEMENTS††,2 - 137.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$1,365,162	1,365,162
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	679,157	679,157
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	392,168	392,168
Total Repurchase Agreements
(Cost $2,436,487)		2,436,487
Total Investments - 220.8%
(Cost $3,837,361)		$3,922,852
Other Assets & Liabilities, net - (120.8)%		(2,146,397)
Total Net Assets - 100.0%		$1,776,455

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/02/15[3] (Notional Value $1,567,993)	357	$12,839
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[3] (Notional Value $23,826)	5	303
(Total Notional Value $1,591,819)		$13,142
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 54.4%
Technology - 20.6%
Apple, Inc.	781,317	$97,996,684
Microsoft Corp.	1,097,117	48,437,715
Intel Corp.	643,386	19,568,584
QUALCOMM, Inc.	221,084	13,846,491
Texas Instruments, Inc.	141,094	7,267,752
Adobe Systems, Inc.*	67,847	5,496,285
Cognizant Technology Solutions Corp. — Class A*	82,799	5,058,191
Avago Technologies Ltd.	34,799	4,625,831
Broadcom Corp. — Class A	74,993	3,861,390
Intuit, Inc.	37,386	3,767,387
NXP Semiconductor N.V.*	34,143	3,352,843
Cerner Corp.*	46,664	3,222,616
Applied Materials, Inc.	167,031	3,210,336
Electronic Arts, Inc.*	42,667	2,837,356
Micron Technology, Inc.*	146,680	2,763,451
Analog Devices, Inc.	42,523	2,729,339
Fiserv, Inc.*	32,113	2,659,919
Western Digital Corp.	31,317	2,455,879
Activision Blizzard, Inc.	98,486	2,384,346
Paychex, Inc.	49,261	2,309,356
Altera Corp.	40,834	2,090,701
Seagate Technology plc	43,044	2,044,590
Check Point Software Technologies Ltd.*	24,527	1,951,123
Lam Research Corp.	21,472	1,746,747
CA, Inc.	59,630	1,746,563
Akamai Technologies, Inc.*	24,216	1,690,761
SanDisk Corp.	28,198	1,641,688
Xilinx, Inc.	35,082	1,549,221
Autodesk, Inc.*	30,874	1,546,016
Citrix Systems, Inc.*	21,737	1,525,068
NVIDIA Corp.	72,964	1,467,306
Linear Technology Corp.	32,477	1,436,458
NetApp, Inc.	42,281	1,334,388
KLA-Tencor Corp.	21,689	1,219,139
Total Technology		260,841,520
Communications - 17.3%
Amazon.com, Inc.*	63,156	27,415,388
Facebook, Inc. — Class A*	304,998	26,158,153
Google, Inc. — Class C*	46,468	24,187,059
Google, Inc. — Class A*	39,094	21,112,324
Cisco Systems, Inc.	689,753	18,940,617
Comcast Corp. — Class A	287,912	17,315,027
eBay, Inc.*	164,755	9,924,841
Priceline Group, Inc.*	7,030	8,094,131
Baidu, Inc. ADR*	37,575	7,480,431
DIRECTV*	68,361	6,343,217
Twenty-First Century Fox, Inc. — Class A	170,739	5,556,701
Netflix, Inc.*	8,222	5,401,361
Yahoo!, Inc.*	127,273	5,000,556
Liberty Global plc*	83,985	4,252,161
Twenty-First Century Fox, Inc. — Class B	108,296	3,489,297
Comcast Corp. — Class A	51,696	3,098,658
Viacom, Inc. — Class B	47,005	3,038,403
Sirius XM Holdings, Inc.*	742,224	2,768,496
Charter Communications, Inc. — Class A*,1	15,192	2,601,630
Symantec Corp.	92,321	2,146,463
Vodafone Group plc ADR	57,710	2,103,529
DISH Network Corp. — Class A*	30,428	2,060,280
Liberty Global plc — Class A*	34,185	1,848,383
TripAdvisor, Inc.*	17,727	1,544,731
VimpelCom Ltd. ADR	238,250	1,184,103
Discovery Communications, Inc. — Class C*	37,188	1,155,804
Liberty Media Corp. — Class C*	30,707	1,102,381
Liberty Ventures*	18,258	716,992
Discovery Communications, Inc. — Class A*	20,228	672,783
Liberty Media Corp. — Class A*	14,178	510,975
Total Communications		217,224,875
Consumer, Non-cyclical - 10.6%
Gilead Sciences, Inc.	199,309	23,335,097
Amgen, Inc.	103,116	15,830,367
Biogen, Inc.*	31,902	12,886,494
Celgene Corp.*	107,567	12,449,267
Mondelez International, Inc. — Class A	220,604	9,075,648
Express Scripts Holding Co.*	98,907	8,796,789
Regeneron Pharmaceuticals, Inc.*	13,739	7,008,676
Kraft Foods Group, Inc.	80,280	6,835,039
Automatic Data Processing, Inc.	63,677	5,108,806
Alexion Pharmaceuticals, Inc.*	27,067	4,892,902
Mylan N.V.*	66,459	4,509,908
Illumina, Inc.*	19,543	4,267,409
Vertex Pharmaceuticals, Inc.*	33,058	4,082,002
Monster Beverage Corp.*	23,079	3,093,048
Intuitive Surgical, Inc.*	4,999	2,422,016
Whole Foods Market, Inc.	48,590	1,916,390
Catamaran Corp.*	28,210	1,723,067
Verisk Analytics, Inc. — Class A*	22,930	1,668,387
Henry Schein, Inc.*	11,341	1,611,783
Keurig Green Mountain, Inc.	20,881	1,600,111
Total Consumer, Non-cyclical		133,113,206
Consumer, Cyclical - 5.1%
Walgreens Boots Alliance, Inc.	147,930	12,491,208
Starbucks Corp.	203,499	10,910,599
Costco Wholesale Corp.	59,670	8,059,030
Tesla Motors, Inc.*,1	17,142	4,598,513
American Airlines Group, Inc.	93,958	3,752,213
O'Reilly Automotive, Inc.*	13,696	3,095,022
PACCAR, Inc.	48,118	3,070,410
Marriott International, Inc. — Class A	37,289	2,773,929
Ross Stores, Inc.	56,119	2,727,945
Dollar Tree, Inc.*	27,963	2,208,797
Fastenal Co.	39,866	1,681,548
Liberty Interactive Corporation QVC Group — Class A*	60,124	1,668,441
Tractor Supply Co.	18,502	1,664,070
Bed Bath & Beyond, Inc.*	23,233	1,602,612
Wynn Resorts Ltd.	13,770	1,358,686

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 54.4% (continued)
Consumer, Cyclical - 5.1% (continued)
Staples, Inc.	86,886	$1,330,225
Mattel, Inc.	45,885	1,178,786
Total Consumer, Cyclical		64,172,034
Industrial - 0.6%
SBA Communications Corp. — Class A*	17,557	2,018,528
Stericycle, Inc.*	11,534	1,544,518
CH Robinson Worldwide, Inc.	19,778	1,233,949
Expeditors International of Washington, Inc.	25,941	1,196,010
Garmin Ltd.	25,963	1,140,555
Total Industrial		7,133,560
Basic Materials - 0.2%
Sigma-Aldrich Corp.	16,222	2,260,536
Total Common Stocks
(Cost $267,213,217)		684,745,731

MUTUAL FUNDS† - 23.9%
Guggenheim Strategy Fund I2	10,478,595	261,126,596
Guggenheim Strategy Fund II2	1,605,966	40,004,622
Total Mutual Funds
(Cost $300,740,399)		301,131,218

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$3,792,350	3,792,350
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	606,776	606,776
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	246,503	246,503
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	94,809	94,809
Total Securities Lending Collateral
(Cost $4,740,438)		4,740,438
Total Investments - 78.7%
(Cost $572,694,054)		$990,617,387
Other Assets & Liabilities, net - 21.3%		267,855,481
Total Net Assets - 100.0%		$1,258,472,868

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $171,073,435)	1,951	$(3,802,090)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $18,084,426)	4,113	$(523,628)
Barclays Bank plc July 2015 NASDAQ-100 Index Swap, Terminating 07/31/15[4] (Notional Value $300,441,821)	68,333	(534,736)
Goldman Sachs International July 2015 NASDAQ-100 Index Swap, Terminating 07/28/15[4] (Notional Value $83,652,172)	19,026	(1,003,670)
(Total Notional Value $402,178,419)		$(2,062,034)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer — See Note 7.
[3]	Securities lending collateral — See Note 5.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 74.1%
Consumer, Non-cyclical - 17.8%
Johnson & Johnson	13,697	$1,334,911
Procter & Gamble Co.	13,400	1,048,416
Pfizer, Inc.	30,414	1,019,781
Gilead Sciences, Inc.	7,259	849,883
Merck & Company, Inc.	13,955	794,458
Coca-Cola Co.	19,376	760,121
PepsiCo, Inc.	7,291	680,542
Philip Morris International, Inc.	7,652	613,461
Allergan plc*	1,938	588,105
Amgen, Inc.	3,755	576,468
UnitedHealth Group, Inc.	4,702	573,644
AbbVie, Inc.	8,493	570,645
Bristol-Myers Squibb Co.	8,234	547,890
Medtronic plc	7,039	521,589
Altria Group, Inc.	9,713	475,063
Biogen, Inc.*	1,162	469,378
Celgene Corp.*	3,918	453,450
MasterCard, Inc. — Class A	4,787	447,488
Eli Lilly & Co.	4,824	402,756
Abbott Laboratories	7,353	360,885
Mondelez International, Inc. — Class A	8,034	330,519
Express Scripts Holding Co.*	3,602	320,362
Colgate-Palmolive Co.	4,200	274,722
Danaher Corp.	3,042	260,365
McKesson Corp.	1,144	257,182
Kraft Foods Group, Inc.	2,925	249,035
Aetna, Inc.	1,725	219,869
Anthem, Inc.	1,307	214,531
Cigna Corp.	1,271	205,902
Alexion Pharmaceuticals, Inc.*	1,106	199,932
Kimberly-Clark Corp.	1,798	190,534
Regeneron Pharmaceuticals, Inc.*	372	189,768
Baxter International, Inc.	2,688	187,972
Automatic Data Processing, Inc.	2,319	186,053
Kroger Co.	2,421	175,547
General Mills, Inc.	2,944	164,040
Reynolds American, Inc.	2,053	153,277
Vertex Pharmaceuticals, Inc.*	1,204	148,670
Archer-Daniels-Midland Co.	3,064	147,746
Becton Dickinson and Co.	1,034	146,466
Humana, Inc.	740	141,547
Stryker Corp.	1,477	141,157
Mylan N.V.*	2,033	137,959
Cardinal Health, Inc.	1,634	136,684
McGraw Hill Financial, Inc.	1,352	135,808
Perrigo Company plc	722	133,447
HCA Holdings, Inc.*	1,433	130,002
Zoetis, Inc.	2,469	119,055
Boston Scientific Corp.*	6,622	117,209
AmerisourceBergen Corp. — Class A	1,031	109,637
Sysco Corp.	2,933	105,881
St. Jude Medical, Inc.	1,384	101,129
Constellation Brands, Inc. — Class A	837	97,108
Monster Beverage Corp.*	723	96,896
Estee Lauder Companies, Inc. — Class A	1,103	95,586
Moody's Corp.	879	94,897
ConAgra Foods, Inc.	2,109	92,205
Zimmer Biomet Holdings, Inc.	842	91,972
Mead Johnson Nutrition Co. — Class A	1,000	90,220
Intuitive Surgical, Inc.*	182	88,179
Endo International plc*	1,002	79,809
Kellogg Co.	1,238	77,623
Brown-Forman Corp. — Class B	770	77,139
Hospira, Inc.*	853	75,670
Edwards Lifesciences Corp.*	531	75,630
Whole Foods Market, Inc.	1,770	69,809
Dr Pepper Snapple Group, Inc.	947	69,036
Mallinckrodt plc*	578	68,042
DaVita HealthCare Partners, Inc.*	849	67,470
Clorox Co.	648	67,405
Hershey Co.	725	64,402
Universal Health Services, Inc. — Class B	450	63,945
CR Bard, Inc.	367	62,647
Tyson Foods, Inc. — Class A	1,441	61,430
Laboratory Corporation of America Holdings*	496	60,125
Henry Schein, Inc.*	413	58,696
Equifax, Inc.	588	57,089
Molson Coors Brewing Co. — Class B	789	55,080
JM Smucker Co.	479	51,928
Western Union Co.	2,550	51,842
Quest Diagnostics, Inc.	709	51,417
McCormick & Company, Inc.	631	51,079
Coca-Cola Enterprises, Inc.	1,059	46,003
Keurig Green Mountain, Inc.	570	43,679
United Rentals, Inc.*	479	41,970
Campbell Soup Co.	878	41,837
Varian Medical Systems, Inc.*	493	41,575
H&R Block, Inc.	1,360	40,324
Cintas Corp.	469	39,673
Hormel Foods Corp.	666	37,542
Robert Half International, Inc.	667	37,019
DENTSPLY International, Inc.	691	35,621
Total System Services, Inc.	810	33,834
Quanta Services, Inc.*	1,046	30,146
ADT Corp.	846	28,400
Tenet Healthcare Corp.*	490	28,361
Avery Dennison Corp.	450	27,423
Patterson Companies, Inc.	423	20,579
Total Consumer, Non-cyclical		21,559,303
Financial - 12.7%
Wells Fargo & Co.	23,144	1,301,619
JPMorgan Chase & Co.	18,330	1,242,041
Berkshire Hathaway, Inc. — Class B*	9,008	1,226,078
Bank of America Corp.	51,873	882,878
Citigroup, Inc.	14,986	827,827
Visa, Inc. — Class A	9,548	641,148

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Financial - 12.7% (continued)
Goldman Sachs Group, Inc.	1,984	$414,240
American International Group, Inc.	6,586	407,147
U.S. Bancorp	8,757	380,054
American Express Co.	4,315	335,363
MetLife, Inc.	5,511	308,560
Morgan Stanley	7,590	294,416
Simon Property Group, Inc.	1,537	265,932
PNC Financial Services Group, Inc.	2,558	244,673
Capital One Financial Corp.	2,699	237,431
Bank of New York Mellon Corp.	5,539	232,472
BlackRock, Inc. — Class A	627	216,929
Prudential Financial, Inc.	2,237	195,782
American Tower Corp. — Class A	2,090	194,976
Charles Schwab Corp.	5,709	186,399
ACE Ltd.	1,613	164,010
State Street Corp.	2,033	156,541
Travelers Companies, Inc.	1,574	152,143
Marsh & McLennan Companies, Inc.	2,659	150,765
CME Group, Inc. — Class A	1,567	145,825
BB&T Corp.	3,610	145,519
Aon plc	1,392	138,755
Crown Castle International Corp.	1,667	133,860
Aflac, Inc.	2,143	133,295
Public Storage	717	132,193
Allstate Corp.	2,020	131,037
Equity Residential	1,798	126,165
Discover Financial Services	2,186	125,957
Intercontinental Exchange, Inc.	552	123,433
Health Care REIT, Inc.	1,734	113,802
Ameriprise Financial, Inc.	896	111,937
SunTrust Banks, Inc.	2,550	109,701
Chubb Corp.	1,135	107,984
AvalonBay Communities, Inc.	653	104,395
Ventas, Inc.	1,634	101,455
T. Rowe Price Group, Inc.	1,298	100,894
Prologis, Inc.	2,588	96,015
Franklin Resources, Inc.	1,926	94,432
Boston Properties, Inc.	758	91,748
Alliance Data Systems Corp.*	306	89,334
Hartford Financial Services Group, Inc.	2,074	86,216
Fifth Third Bancorp	4,000	83,280
HCP, Inc.	2,280	83,152
Northern Trust Corp.	1,084	82,883
Vornado Realty Trust	865	82,114
M&T Bank Corp.	657	82,079
Weyerhaeuser Co.	2,557	80,546
General Growth Properties, Inc.	3,108	79,751
Invesco Ltd.	2,127	79,741
Host Hotels & Resorts, Inc.	3,742	74,204
Lincoln National Corp.	1,250	74,025
Progressive Corp.	2,637	73,388
Equinix, Inc.	281	71,374
Principal Financial Group, Inc.	1,354	69,447
Essex Property Trust, Inc.	323	68,638
Regions Financial Corp.	6,620	68,583
KeyCorp	4,190	62,934
Affiliated Managers Group, Inc.*	270	59,022
Loews Corp.	1,467	56,494
XL Group plc — Class A	1,515	56,358
SL Green Realty Corp.	492	54,066
Macerich Co.	696	51,922
CBRE Group, Inc. — Class A*	1,382	51,134
Realty Income Corp.	1,149	51,004
Kimco Realty Corp.	2,039	45,959
Huntington Bancshares, Inc.	3,994	45,172
Comerica, Inc.	879	45,110
Unum Group	1,232	44,044
E*TRADE Financial Corp.*	1,432	42,888
Cincinnati Financial Corp.	731	36,682
Torchmark Corp.	623	36,271
Plum Creek Timber Company, Inc.	867	35,174
Navient Corp.	1,921	34,981
Zions Bancorporation	1,004	31,862
Iron Mountain, Inc.	926	28,706
NASDAQ OMX Group, Inc.	585	28,554
Apartment Investment & Management Co. — Class A	772	28,510
Legg Mason, Inc.	482	24,837
People's United Financial, Inc.	1,527	24,753
Hudson City Bancorp, Inc.	2,380	23,514
Assurant, Inc.	339	22,713
Genworth Financial, Inc. — Class A*	2,457	18,599
Total Financial		15,397,844
Technology - 9.9%
Apple, Inc.	28,455	3,568,969
Microsoft Corp.	39,957	1,764,101
International Business Machines Corp.	4,523	735,711
Intel Corp.	23,432	712,684
Oracle Corp.	15,749	634,684
QUALCOMM, Inc.	8,049	504,109
Accenture plc — Class A	3,093	299,341
Hewlett-Packard Co.	8,922	267,749
Texas Instruments, Inc.	5,139	264,710
EMC Corp.	9,592	253,133
Salesforce.com, Inc.*	3,011	209,656
Adobe Systems, Inc.*	2,347	190,130
Cognizant Technology Solutions Corp. — Class A*	3,016	184,247
Avago Technologies Ltd.	1,267	168,422
Broadcom Corp. — Class A	2,686	138,302
Intuit, Inc.	1,362	137,249
Applied Materials, Inc.	6,083	116,915
Cerner Corp.*	1,513	104,488
Electronic Arts, Inc.*	1,536	102,144
Micron Technology, Inc.*	5,321	100,248
Analog Devices, Inc.	1,549	99,423
Skyworks Solutions, Inc.	944	98,270
Fiserv, Inc.*	1,170	96,912
Fidelity National Information Services, Inc.	1,400	86,520
Western Digital Corp.	1,072	84,066
Altera Corp.	1,487	76,134

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Technology - 9.9% (continued)
Paychex, Inc.	1,615	$75,711
Seagate Technology plc	1,568	74,480
Red Hat, Inc.*	905	68,717
Lam Research Corp.	782	63,616
Akamai Technologies, Inc.*	882	61,581
SanDisk Corp.	1,027	59,792
Qorvo, Inc.*	738	59,239
Xilinx, Inc.	1,277	56,392
Autodesk, Inc.*	1,124	56,284
Citrix Systems, Inc.*	792	55,567
Xerox Corp.	5,126	54,541
Linear Technology Corp.	1,177	52,059
NVIDIA Corp.	2,524	50,758
NetApp, Inc.	1,540	48,602
Microchip Technology, Inc.	999	47,378
CA, Inc.	1,564	45,810
Computer Sciences Corp.	680	44,635
KLA-Tencor Corp.	790	44,406
Teradata Corp.*	701	25,937
Dun & Bradstreet Corp.	178	21,716
Pitney Bowes, Inc.	996	20,727
Total Technology		12,086,265
Communications - 8.8%
Verizon Communications, Inc.	20,146	938,966
AT&T, Inc.	25,650	911,088
Facebook, Inc. — Class A*	10,403	892,213
Walt Disney Co.	7,710	880,019
Amazon.com, Inc.*	1,886	818,694
Google, Inc. — Class A*	1,413	763,077
Comcast Corp. — Class A	12,415	746,637
Google, Inc. — Class C*	1,418	738,083
Cisco Systems, Inc.	25,121	689,823
Time Warner, Inc.	4,073	356,021
eBay, Inc.*	5,460	328,910
Priceline Group, Inc.*	256	294,751
Twenty-First Century Fox, Inc. — Class A	8,740	284,443
Time Warner Cable, Inc.	1,396	248,725
DIRECTV*	2,483	230,398
Netflix, Inc.*	299	196,425
Yahoo!, Inc.*	4,311	169,379
CBS Corp. — Class B	2,236	124,098
Viacom, Inc. — Class B	1,765	114,090
Omnicom Group, Inc.	1,207	83,874
CenturyLink, Inc.	2,785	81,823
Nielsen N.V.	1,823	81,616
Symantec Corp.	3,362	78,167
Level 3 Communications, Inc.*	1,453	76,530
Expedia, Inc.	492	53,800
Motorola Solutions, Inc.	917	52,581
TripAdvisor, Inc.*	553	48,188
Juniper Networks, Inc.	1,736	45,084
F5 Networks, Inc.*	355	42,724
Discovery Communications, Inc. — Class C*	1,290	40,093
Interpublic Group of Companies, Inc.	2,040	39,311
News Corp. — Class A*	2,473	36,081
TEGNA, Inc.	1,121	35,950
VeriSign, Inc.*	518	31,971
Scripps Networks Interactive, Inc. — Class A	469	30,659
Frontier Communications Corp.	5,671	28,071
Cablevision Systems Corp. — Class A	1,089	26,071
Discovery Communications, Inc. — Class A*	737	24,513
Total Communications		10,662,947
Consumer, Cyclical - 7.5%
Home Depot, Inc.	6,416	713,010
CVS Health Corp.	5,573	584,497
Wal-Mart Stores, Inc.	7,794	552,829
McDonald's Corp.	4,734	450,060
Starbucks Corp.	7,411	397,341
NIKE, Inc. — Class B	3,440	371,589
Walgreens Boots Alliance, Inc.	4,310	363,936
Lowe's Companies, Inc.	4,607	308,531
Ford Motor Co.	19,635	294,722
Costco Wholesale Corp.	2,171	293,215
Target Corp.	3,154	257,460
TJX Companies, Inc.	3,361	222,397
General Motors Co.	6,668	222,244
Yum! Brands, Inc.	2,136	192,411
Delta Air Lines, Inc.	4,057	166,661
Johnson Controls, Inc.	3,234	160,180
American Airlines Group, Inc.	3,422	136,658
Delphi Automotive plc	1,426	121,338
VF Corp.	1,679	117,094
Dollar General Corp.	1,467	114,045
O'Reilly Automotive, Inc.*	499	112,764
Macy's, Inc.	1,662	112,135
PACCAR, Inc.	1,752	111,795
Carnival Corp.	2,228	110,041
Southwest Airlines Co.	3,301	109,230
AutoZone, Inc.*	157	104,703
L Brands, Inc.	1,211	103,819
Ross Stores, Inc.	2,044	99,359
Chipotle Mexican Grill, Inc. — Class A*	153	92,563
Dollar Tree, Inc.*	1,018	80,412
Marriott International, Inc. — Class A	1,019	75,803
WW Grainger, Inc.	294	69,575
Under Armour, Inc. — Class A*	830	69,255
Starwood Hotels & Resorts Worldwide, Inc.	844	68,440
CarMax, Inc.*	1,033	68,395
Genuine Parts Co.	752	67,327
Whirlpool Corp.	388	67,143
Hanesbrands, Inc.	1,984	66,107
Royal Caribbean Cruises Ltd.	815	64,132
BorgWarner, Inc.	1,118	63,547
Kohl's Corp.	977	61,170
Tractor Supply Co.	674	60,619
Mohawk Industries, Inc.*	307	58,606
Bed Bath & Beyond, Inc.*	846	58,357
Harley-Davidson, Inc.	1,033	58,210

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Consumer, Cyclical - 7.5% (continued)
Fastenal Co.	1,343	$56,648
Newell Rubbermaid, Inc.	1,327	54,553
Nordstrom, Inc.	696	51,852
Tiffany & Co.	555	50,949
The Gap, Inc.	1,299	49,583
Wyndham Worldwide Corp.	593	48,573
Staples, Inc.	3,164	48,441
Coach, Inc.	1,365	47,243
Best Buy Company, Inc.	1,446	47,154
PVH Corp.	408	47,002
DR Horton, Inc.	1,648	45,090
Lennar Corp. — Class A	882	45,017
Darden Restaurants, Inc.	621	44,141
Mattel, Inc.	1,671	42,928
Hasbro, Inc.	553	41,359
Michael Kors Holdings Ltd.*	981	41,290
Harman International Industries, Inc.	338	40,202
Goodyear Tire & Rubber Co.	1,332	40,160
Wynn Resorts Ltd.	403	39,764
Ralph Lauren Corp. — Class A	298	39,443
Family Dollar Stores, Inc.	475	37,435
Leggett & Platt, Inc.	681	33,151
PulteGroup, Inc.	1,621	32,663
AutoNation, Inc.*	372	23,429
GameStop Corp. — Class A	527	22,640
Urban Outfitters, Inc.*	481	16,835
Fossil Group, Inc.*	212	14,704
Total Consumer, Cyclical		9,155,974
Industrial - 7.4%
General Electric Co.	49,768	1,322,336
3M Co.	3,133	483,422
United Technologies Corp.	4,089	453,592
Boeing Co.	3,176	440,575
Union Pacific Corp.	4,325	412,476
Honeywell International, Inc.	3,861	393,706
United Parcel Service, Inc. — Class B	3,428	332,207
Thermo Fisher Scientific, Inc.	1,966	255,108
Caterpillar, Inc.	2,982	252,934
Lockheed Martin Corp.	1,321	245,574
FedEx Corp.	1,302	221,861
General Dynamics Corp.	1,543	218,628
Emerson Electric Co.	3,301	182,974
Deere & Co.	1,649	160,035
CSX Corp.	4,880	159,332
Eaton Corporation plc	2,307	155,699
Illinois Tool Works, Inc.	1,671	153,381
Northrop Grumman Corp.	957	151,809
Raytheon Co.	1,507	144,190
Precision Castparts Corp.	683	136,511
Norfolk Southern Corp.	1,506	131,564
TE Connectivity Ltd.	2,008	129,114
Corning, Inc.	6,216	122,642
Cummins, Inc.	828	108,625
Waste Management, Inc.	2,103	97,475
Amphenol Corp. — Class A	1,526	88,462
Ingersoll-Rand plc	1,308	88,185
Roper Technologies, Inc.	496	85,540
Rockwell Automation, Inc.	665	82,886
Tyco International plc	2,080	80,038
Stanley Black & Decker, Inc.	759	79,877
Parker-Hannifin Corp.	685	79,686
MeadWestvaco Corp.	1,650	77,864
Pall Corp.	528	65,710
AMETEK, Inc.	1,193	65,353
Agilent Technologies, Inc.	1,646	63,503
Textron, Inc.	1,371	61,188
Pentair plc	887	60,981
Rockwell Collins, Inc.	653	60,305
Stericycle, Inc.*	420	56,242
Dover Corp.	792	55,583
Vulcan Materials Co.	655	54,974
Sealed Air Corp.	1,038	53,332
Waters Corp.*	408	52,379
Kansas City Southern	546	49,795
Republic Services, Inc. — Class A	1,232	48,257
Ball Corp.	681	47,772
Harris Corp.	609	46,838
L-3 Communications Holdings, Inc.	407	46,146
Snap-on, Inc.	288	45,864
Masco Corp.	1,717	45,792
CH Robinson Worldwide, Inc.	720	44,921
Expeditors International of Washington, Inc.	945	43,569
Martin Marietta Materials, Inc.	307	43,444
Fluor Corp.	728	38,592
J.B. Hunt Transport Services, Inc.	455	37,351
Flowserve Corp.	665	35,019
Xylem, Inc.	896	33,215
PerkinElmer, Inc.	559	29,426
Allegion plc	473	28,446
Garmin Ltd.	596	26,182
Jacobs Engineering Group, Inc.*	620	25,184
Ryder System, Inc.	263	22,978
FLIR Systems, Inc.	692	21,327
Owens-Illinois, Inc.*	796	18,260
Joy Global, Inc.	481	17,412
Total Industrial		8,973,648
Energy - 5.8%
Exxon Mobil Corp.	20,652	1,718,247
Chevron Corp.	9,288	896,014
Schlumberger Ltd.	6,272	540,584
ConocoPhillips	6,090	373,987
Kinder Morgan, Inc.	8,567	328,886
Occidental Petroleum Corp.	3,794	295,059
EOG Resources, Inc.	2,711	237,348
Phillips 66	2,679	215,820
Anadarko Petroleum Corp.	2,509	195,853
Williams Companies, Inc.	3,330	191,109
Halliburton Co.	4,203	181,023
Valero Energy Corp.	2,512	157,251
Marathon Petroleum Corp.	2,683	140,348
Baker Hughes, Inc.	2,147	132,470
Devon Energy Corp.	1,909	113,566
Spectra Energy Corp.	3,316	108,102
Apache Corp.	1,863	107,365

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 74.1% (continued)
Energy - 5.8% (continued)
Pioneer Natural Resources Co.	737	$102,215
National Oilwell Varco, Inc.	1,916	92,504
Marathon Oil Corp.	3,334	88,484
Noble Energy, Inc.	1,912	81,604
Hess Corp.	1,207	80,724
Cabot Oil & Gas Corp. — Class A	2,043	64,436
Equities Corp.	752	61,168
Tesoro Corp.	622	52,503
Cimarex Energy Co.	463	51,074
Cameron International Corp.*	945	49,490
FMC Technologies, Inc.*	1,141	47,340
Southwestern Energy Co.*	1,911	43,437
ONEOK, Inc.	1,031	40,704
Range Resources Corp.	822	40,590
Helmerich & Payne, Inc.	532	37,464
Murphy Oil Corp.	826	34,337
Newfield Exploration Co.*	804	29,040
Chesapeake Energy Corp.	2,554	28,528
Transocean Ltd.[1]	1,687	27,194
Ensco plc — Class A	1,153	25,677
CONSOL Energy, Inc.	1,130	24,566
Noble Corporation plc	1,195	18,391
First Solar, Inc.*	373	17,524
Diamond Offshore Drilling, Inc.	332	8,569
Total Energy		7,080,595
Utilities - 2.1%
Duke Energy Corp.	3,416	241,238
NextEra Energy, Inc.	2,194	215,078
Dominion Resources, Inc.	2,931	195,996
Southern Co.	4,486	187,963
Exelon Corp.	4,254	133,661
American Electric Power Company, Inc.	2,420	128,187
PG&E Corp.	2,372	116,465
Sempra Energy	1,150	113,781
Public Service Enterprise Group, Inc.	2,499	98,161
PPL Corp.	3,300	97,251
Edison International	1,609	89,428
Consolidated Edison, Inc.	1,447	83,752
Xcel Energy, Inc.	2,504	80,579
NiSource, Inc.	1,568	71,485
Eversource Energy	1,569	71,248
WEC Energy Group, Inc.	1,557	70,032
FirstEnergy Corp.	2,084	67,834
DTE Energy Co.	886	66,131
Entergy Corp.	887	62,534
Ameren Corp.	1,198	45,141
AES Corp.	3,371	44,700
CMS Energy Corp.	1,363	43,398
CenterPoint Energy, Inc.	2,125	40,439
NRG Energy, Inc.	1,647	37,683
SCANA Corp.	706	35,759
Pepco Holdings, Inc.	1,249	33,648
Pinnacle West Capital Corp.	547	31,119
AGL Resources, Inc.	592	27,564
TECO Energy, Inc.	1,161	20,503
Talen Energy Corp.*	452	7,756
Total Utilities		2,558,514
Basic Materials - 2.1%
EI du Pont de Nemours & Co.	4,471	285,919
Dow Chemical Co.	5,353	273,913
Monsanto Co.	2,352	250,700
LyondellBasell Industries N.V. — Class A	1,940	200,828
Praxair, Inc.	1,424	170,239
PPG Industries, Inc.	1,343	154,069
Ecolab, Inc.	1,324	149,705
Air Products & Chemicals, Inc.	955	130,673
Sherwin-Williams Co.	391	107,533
International Paper Co.	2,089	99,416
Freeport-McMoRan, Inc.	5,137	95,651
Sigma-Aldrich Corp.	590	82,217
CF Industries Holdings, Inc.	1,162	74,693
Mosaic Co.	1,533	71,821
Nucor Corp.	1,576	69,454
Alcoa, Inc.	6,038	67,324
Newmont Mining Corp.	2,590	60,502
Eastman Chemical Co.	736	60,220
International Flavors & Fragrances, Inc.	400	43,716
Airgas, Inc.	336	35,542
FMC Corp.	660	34,683
Allegheny Technologies, Inc.	539	16,278
Total Basic Materials		2,535,096
Diversified - 0.0%
Leucadia National Corp.	1,557	37,804
Total Common Stocks
(Cost $57,835,602)		90,047,990

MUTUAL FUNDS†,2 - 7.1%
Guggenheim Strategy Fund I	347,154	8,651,069
Total Mutual Funds
(Cost $8,642,431)		8,651,069

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 5.3%
Federal Home Loan Bank[3]
0.07% due 09/15/15	$6,400,000	$6,399,174
Total Federal Agency Discount Notes
(Cost $6,399,054)		6,399,174

REPURCHASE AGREEMENTS††,4 - 20.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	13,625,000	13,625,000
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	6,778,329	6,778,329
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	3,914,039	3,914,039
Total Repurchase Agreements
(Cost $24,317,368)		24,317,368

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,5 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$11,548	$11,548
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	1,848	1,848
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	751	751
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	289	289
Total Securities Lending Collateral
(Cost $14,436)		14,436
Total Investments - 106.5%
(Cost $97,208,891)		$129,430,037
Other Assets & Liabilities, net - (6.5)%		(7,849,496)
Total Net Assets - 100.0%		$121,580,541

	Contracts	Unrealized Gain(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $18,969,438)	185	$18,833

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[6] (Notional Value $6,948,421)	3,368	$(151,122)
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[6] (Notional Value $21,369,383)	10,358	(396,456)
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[6] (Notional Value $45,363,190)	21,988	(660,000)
(Total Notional Value $73,680,994)		$(1,207,578)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer — See Note 7.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 100.0%
Mining - 94.1%
Goldcorp, Inc.	153,953	$2,494,038
Barrick Gold Corp.	224,112	2,389,034
Newmont Mining Corp.	94,136	2,199,017
Franco-Nevada Corp.	38,125	1,816,656
Silver Wheaton Corp.	98,926	1,715,378
Randgold Resources Ltd. ADR	24,957	1,670,871
Agnico Eagle Mines Ltd.	54,410	1,543,612
Freeport-McMoRan, Inc.	75,492	1,405,661
Royal Gold, Inc.	21,343	1,314,515
AngloGold Ashanti Ltd. ADR*	145,754	1,304,498
Eldorado Gold Corp.	296,970	1,229,456
Yamana Gold, Inc.	393,739	1,181,217
Kinross Gold Corp.*	508,327	1,179,319
Gold Fields Ltd. ADR[1]	362,354	1,170,403
Cia de Minas Buenaventura S.A.A. ADR	111,883	1,161,346
Tahoe Resources, Inc.	91,613	1,111,266
Sibanye Gold Ltd. ADR	135,755	875,620
New Gold, Inc.*	304,219	818,349
Stillwater Mining Co.*	62,504	724,421
Pan American Silver Corp.	82,408	707,885
NOVAGOLD Resources, Inc.*,1	203,690	696,620
Hecla Mining Co.	256,607	674,876
AuRico Gold, Inc.	210,799	598,669
IAMGOLD Corp.*	297,931	595,862
Pretium Resources, Inc.*,1	105,905	574,005
Alamos Gold, Inc.	100,774	570,381
Coeur Mining, Inc.*	98,965	565,090
Harmony Gold Mining Company Ltd. ADR*,1	394,606	528,772
Primero Mining Corp.*	135,517	527,161
First Majestic Silver Corp.*,1	97,993	473,306
Silver Standard Resources, Inc.*	68,448	429,853
Sandstorm Gold Ltd.*,1	137,095	403,059
Seabridge Gold, Inc.*,1	59,733	364,969
Total Mining		35,015,185
Metal Fabricate & Hardware - 1.7%
RTI International Metals, Inc.*	20,655	651,046
Total Common Stocks
(Cost $26,915,650)		37,221,563

EXCHANGE-TRADED FUNDS† - 4.2%
Market Vectors Junior Gold Miners ETF[1]	64,403	1,555,332
Total Exchange-Traded Funds
(Cost $1,482,165)		1,555,332

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$303,507	303,507
Total Repurchase Agreement
(Cost $303,507)		303,507

SECURITIES LENDING COLLATERAL††,3 - 10.1%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,994,744	2,994,744
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	479,159	479,159
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	194,658	194,658
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	74,869	74,869
Total Securities Lending Collateral
(Cost $3,743,430)		3,743,430
Total Investments - 110.9%
(Cost $30,962,587)		$41,268,500
Other Assets & Liabilities, net - (10.9)%		(4,058,782)
Total Net Assets - 100.0%		$37,209,718

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6%
REITS - 90.7%
REITs- Specialized - 21.7%
Public Storage	1,063	$195,986
Health Care REIT, Inc.	2,537	166,504
Ventas, Inc.	2,514	156,094
HCP, Inc.	3,910	142,598
Host Hotels & Resorts, Inc.	6,834	135,518
Extra Space Storage, Inc.	1,429	93,199
Plum Creek Timber Company, Inc.	2,278	92,418
Omega Healthcare Investors, Inc.	2,524	86,649
Hospitality Properties Trust	2,513	72,425
Senior Housing Properties Trust	3,968	69,638
LaSalle Hotel Properties	1,956	69,360
RLJ Lodging Trust	2,308	68,732
CubeSmart	2,917	67,558
Outfront Media, Inc.	2,562	64,665
Rayonier, Inc.	2,448	62,546
Strategic Hotels & Resorts, Inc.*	5,118	62,030
Pebblebrook Hotel Trust	1,430	61,318
Sovran Self Storage, Inc.	705	61,272
EPR Properties	1,117	61,189
Sunstone Hotel Investors, Inc.	4,060	60,941
Healthcare Trust of America, Inc. — Class A	2,506	60,019
Medical Properties Trust, Inc.	4,359	57,146
DiamondRock Hospitality Co.	4,273	54,737
Healthcare Realty Trust, Inc.	2,273	52,870
National Health Investors, Inc.	840	52,332
Chesapeake Lodging Trust	1,540	46,939
Sabra Health Care REIT, Inc.	1,640	42,214
LTC Properties, Inc.	1,004	41,766
Potlatch Corp.	1,169	41,289
Hersha Hospitality Trust	1,563	40,082
Summit Hotel Properties, Inc.	2,880	37,469
Physicians Realty Trust	2,350	36,096
Chatham Lodging Trust	1,300	34,411
Ashford Hospitality Trust, Inc.	3,890	32,909
Total REITs-Specialized		2,480,919
REITs-Retail - 15.6%
Simon Property Group, Inc.	1,461	252,782
General Growth Properties, Inc.	6,367	163,377
Macerich Co.	1,540	114,884
Realty Income Corp.	2,509	111,375
Kimco Realty Corp.	4,639	104,563
Federal Realty Investment Trust	793	101,575
Brixmor Property Group, Inc.	3,921	90,693
DDR Corp.	5,281	81,644
Regency Centers Corp.	1,382	81,510
National Retail Properties, Inc.	2,148	75,201
Taubman Centers, Inc.	1,013	70,404
Weingarten Realty Investors	2,130	69,630
Retail Properties of America, Inc. — Class A	4,426	61,654
Tanger Factory Outlet Centers, Inc.	1,876	59,469
Equity One, Inc.	2,544	59,377
CBL & Associates Properties, Inc.	3,541	57,364
WP GLIMCHER, Inc.	4,005	54,188
Kite Realty Group Trust	1,990	48,695
Acadia Realty Trust	1,670	48,614
Pennsylvania Real Estate Investment Trust	1,989	42,445
Ramco-Gershenson Properties Trust	2,460	40,147
Total REITs-Retail		1,789,591
REITs- Office - 12.5%
Boston Properties, Inc.	1,236	149,605
SL Green Realty Corp.	1,036	113,846
Digital Realty Trust, Inc.	1,568	104,554
Duke Realty Corp.	4,783	88,820
Alexandria Real Estate Equities, Inc.	977	85,448
Kilroy Realty Corp.	1,244	83,535
BioMed Realty Trust, Inc.	3,588	69,392
Douglas Emmett, Inc.	2,524	67,997
Highwoods Properties, Inc.	1,677	66,996
Equity Commonwealth*	2,472	63,456
Columbia Property Trust, Inc.	2,450	60,148
Piedmont Office Realty Trust, Inc. — Class A	3,236	56,921
Hudson Pacific Properties, Inc.	1,946	55,208
Brandywine Realty Trust	4,048	53,757
Corporate Office Properties Trust	2,142	50,423
Parkway Properties, Inc.	2,854	49,774
Lexington Realty Trust	5,546	47,030
New York REIT, Inc.	4,470	44,477
Mack-Cali Realty Corp.	2,391	44,066
CyrusOne, Inc.	1,480	43,586
Government Properties Income Trust	2,125	39,419
Total REITs-Office		1,438,458
REITs- Residential - 11.6%
Equity Residential	2,460	172,617
AvalonBay Communities, Inc.	985	157,471
Essex Property Trust, Inc.	610	129,625
UDR, Inc.	3,124	100,062
Camden Property Trust	1,188	88,245
Apartment Investment & Management Co. — Class A	2,264	83,610
Mid-America Apartment Communities, Inc.	1,132	82,421
Home Properties, Inc.	997	72,831
Equity LifeStyle Properties, Inc.	1,382	72,666
American Campus Communities, Inc.	1,891	71,272
American Homes 4 Rent — Class A	4,003	64,208
Sun Communities, Inc.	1,001	61,892
Post Properties, Inc.	1,110	60,351
Associated Estates Realty Corp.	1,570	44,949
Education Realty Trust, Inc.	1,371	42,995
Starwood Waypoint Residential Trust	1,362	32,361
Total REITs-Residential		1,337,576

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
REITS - 90.7% (continued)
REITs- Mortgage - 8.7%
Annaly Capital Management, Inc.	10,868	$99,877
American Capital Agency Corp.	4,683	86,027
NorthStar Realty Finance Corp.	5,088	80,899
Starwood Property Trust, Inc.	3,635	78,407
Two Harbors Investment Corp.	6,648	64,752
New Residential Investment Corp.	4,220	64,313
Chimera Investment Corp.	4,150	56,897
MFA Financial, Inc.	7,691	56,836
Blackstone Mortgage Trust, Inc. — Class A	1,980	55,084
Colony Capital, Inc. — Class A	2,400	54,360
Invesco Mortgage Capital, Inc.	3,114	44,592
Hatteras Financial Corp.	2,627	42,820
Redwood Trust, Inc.	2,560	40,192
PennyMac Mortgage Investment Trust	2,211	38,538
CYS Investments, Inc.	4,803	37,127
iStar Financial, Inc.*	2,770	36,896
Capstead Mortgage Corp.	3,170	35,187
Western Asset Mortgage Capital Corp.[1]	1,830	27,029
Total REITs-Mortgage		999,833
REITs- Diversifed - 7.8%
Vornado Realty Trust	1,527	144,957
American Realty Capital Properties, Inc.	11,590	94,226
WP Carey, Inc.	1,448	85,345
Liberty Property Trust	2,356	75,910
Spirit Realty Capital, Inc.	7,133	68,976
Chambers Street Properties	7,628	60,643
Cousins Properties, Inc.	4,989	51,786
PS Business Parks, Inc.	670	48,341
Empire State Realty Trust, Inc. — Class A	2,830	48,280
Washington Real Estate Investment Trust	1,770	45,932
Select Income REIT	2,220	45,821
American Assets Trust, Inc.	1,160	45,484
Retail Opportunity Investments Corp.	2,700	42,174
Gramercy Property Trust, Inc.	1,790	41,832
Total REITs-Diversifed		899,707
Wireless Telecommunication Services - 3.5%
American Tower Corp. — Class A	2,352	219,418
Crown Castle International Corp.	2,237	179,631
Total Wireless Telecommunication Services		399,049
REITs Industrial Reit's - 3.4%
Prologis, Inc.	4,078	151,294
DCT Industrial Trust, Inc.	1,826	57,409
First Industrial Realty Trust, Inc.	2,626	49,185
DuPont Fabros Technology, Inc.	1,609	47,385
EastGroup Properties, Inc.	840	47,233
STAG Industrial, Inc.	2,010	40,200
Total Industrial Reit's		392,706
Forest Products - 1.2%
Weyerhaeuser Co.	4,365	137,498
Security & Alarm Services - 1.1%
Corrections Corporation of America	2,037	67,384
GEO Group, Inc.	1,600	54,656
Total Security & Alarm Services		122,040
Diversified Support Services - 0.8%
Iron Mountain, Inc.	2,860	88,660
Advertising - 0.7%
Lamar Advertising Co. — Class A	1,420	81,622
Real Estate Investment Trusts - 0.6%
Paramount Group, Inc.	3,810	65,380
Integrated Telecommunication Services - 0.6%
Communications Sales & Leasing, Inc.	2,640	65,261
Hotels, Resorts & Cruise Lines - 0.5%
Ryman Hospitality Properties, Inc.	1,080	57,359
Shopping Centers - 0.4%
Urban Edge Properties	2,370	49,272
Total REITS		10,404,931
Real Estate - 7.7%
Real Estate Services - 3.8%
CBRE Group, Inc. — Class A*	3,376	124,912
Jones Lang LaSalle, Inc.	573	97,983
Realogy Holdings Corp.*	2,004	93,627
E-House China Holdings Ltd. ADR[1]	9,492	63,786
Kennedy-Wilson Holdings, Inc.	2,336	57,442
Total Real Estate Services		437,750
Real Estate Operating Companies - 1.3%
Forest City Enterprises, Inc. — Class A*	3,732	82,477
Altisource Residential Corp.	3,830	64,536
Total Real Estate Operating Companies		147,013
Diversified Real Estate Activities - 1.1%
Brookfield Asset Management, Inc. — Class A	2,435	85,055
St. Joe Co.*	2,765	42,940
Total Diversified Real Estate Activities		127,995
Real Estate Development - 0.7%
Howard Hughes Corp.*	582	83,540
Real Estate Management & Development - 0.4%
Xenia Hotels & Resorts, Inc.	2,370	51,524

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Real Estate - 7.7% (continued)
Marine - 0.4%
Alexander & Baldwin, Inc.	1,220	$48,068
Total Real Estate		895,890
Entertainment - 0.6%
Casinos & Gaming - 0.6%
Gaming and Leisure Properties, Inc.	1,963	71,964
Diversified Financial Services - 0.6%
Real Estate Services - 0.6%
Altisource Portfolio Solutions S.A.*,1	2,147	66,106
Total Common Stocks
(Cost $7,572,530)		11,438,891

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.1%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$8,255	8,255
Total Repurchase Agreement
(Cost $8,255)		8,255

SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	91,922	91,922
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	14,707	14,707
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	5,975	5,975
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	2,298	2,298
Total Securities Lending Collateral
(Cost $114,902)		114,902
Total Investments - 100.7%
(Cost $7,695,687)		$11,562,048
Other Assets & Liabilities, net - (0.7)%		(77,215)
Total Net Assets - 100.0%		$11,484,833

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Retail - 75.7%
Wal-Mart Stores, Inc.	56,089	$3,978,393
Home Depot, Inc.	28,905	3,212,212
CVS Health Corp.	27,598	2,894,478
Walgreens Boots Alliance, Inc.	29,936	2,527,796
Lowe's Companies, Inc.	30,697	2,055,778
Costco Wholesale Corp.	15,087	2,037,650
Target Corp.	23,214	1,894,959
TJX Companies, Inc.	27,172	1,797,970
L Brands, Inc.	15,677	1,343,989
Dollar General Corp.	16,491	1,282,010
O'Reilly Automotive, Inc.*	5,533	1,250,347
Macy's, Inc.	18,428	1,243,338
Ross Stores, Inc.	24,140	1,173,445
AutoZone, Inc.*	1,750	1,167,075
Dollar Tree, Inc.*	13,479	1,064,706
The Gap, Inc.	27,743	1,058,950
Nordstrom, Inc.	13,255	987,498
CarMax, Inc.*	14,387	952,562
Kohl's Corp.	15,025	940,715
Advance Auto Parts, Inc.	5,816	926,431
Tractor Supply Co.	10,252	922,065
Tiffany & Co.	9,995	917,541
Bed Bath & Beyond, Inc.*	13,168	908,328
Best Buy Company, Inc.	27,155	885,525
Foot Locker, Inc.	12,437	833,403
Ulta Salon Cosmetics & Fragrance, Inc.*	5,325	822,446
Staples, Inc.	53,157	813,834
Family Dollar Stores, Inc.	10,120	797,557
Rite Aid Corp.*	89,917	750,807
Signet Jewelers Ltd.	5,793	742,894
Williams-Sonoma, Inc.	8,962	737,304
AutoNation, Inc.*	11,224	706,888
Dick's Sporting Goods, Inc.	12,757	660,430
Michaels Companies, Inc.*	23,600	635,076
GameStop Corp. — Class A1	14,218	610,805
Sally Beauty Holdings, Inc.*	19,116	603,684
Penske Automotive Group, Inc.	11,150	581,027
Office Depot, Inc.*	66,409	575,102
Urban Outfitters, Inc.*	16,329	571,515
Jumei International Holding Ltd. ADR*,1	24,200	552,728
Dillard's, Inc. — Class A	5,239	551,090
Restoration Hardware Holdings, Inc.*	5,570	543,800
HSN, Inc.	7,487	525,513
Burlington Stores, Inc.*	10,210	522,752
GNC Holdings, Inc. — Class A	11,501	511,564
Cabela's, Inc.*,1	10,004	500,000
American Eagle Outfitters, Inc.	28,054	483,090
Men's Wearhouse, Inc.	7,321	469,056
Lithia Motors, Inc. — Class A	4,120	466,219
CST Brands, Inc.	11,423	446,182
Sears Holdings Corp.*,1	16,661	444,849
DSW, Inc. — Class A	13,310	444,155
PriceSmart, Inc.	4,850	442,514
JC Penney Company, Inc.*,1	51,197	433,639
Asbury Automotive Group, Inc.*	4,690	425,008
Chico's FAS, Inc.	24,517	407,718
Big Lots, Inc.	8,818	396,722
Five Below, Inc.*	10,010	395,695
Mattress Firm Holding Corp.*,1	6,470	394,347
Buckle, Inc.[1]	8,606	393,897
Group 1 Automotive, Inc.	4,307	391,205
Ascena Retail Group, Inc.*	22,986	382,832
ANN, Inc.*	6,973	336,726
Guess?, Inc.	17,503	335,533
Barnes & Noble, Inc.*	12,835	333,197
Genesco, Inc.*	4,967	327,971
Abercrombie & Fitch Co. — Class A	15,056	323,855
Children's Place, Inc.	4,901	320,574
Conn's, Inc.*	8,040	319,188
Caleres, Inc.	9,840	312,715
Finish Line, Inc. — Class A	11,046	307,300
Outerwall, Inc.[1]	4,020	305,962
Pier 1 Imports, Inc.	23,369	295,150
Hibbett Sports, Inc.*	6,190	288,330
Vitamin Shoppe, Inc.*	7,451	277,699
Express, Inc.*	14,890	269,658
Lumber Liquidators Holdings, Inc.*,1	9,670	200,266
Stage Stores, Inc.	11,300	198,089
Total Retail		63,143,321
Internet - 17.1%
Amazon.com, Inc.*	8,822	3,829,543
Priceline Group, Inc.*	1,687	1,942,361
Netflix, Inc.*	2,511	1,649,576
JD.com, Inc. ADR*	31,670	1,079,947
Expedia, Inc.	9,265	1,013,128
TripAdvisor, Inc.*	10,386	905,036
Vipshop Holdings Ltd. ADR*	38,685	860,741
Ctrip.com International Ltd. ADR*	11,240	816,249
Groupon, Inc. — Class A*	97,542	490,636
Wayfair, Inc. — Class A*,1	13,000	489,320
Shutterfly, Inc.*	7,288	348,439
zulily, Inc. — Class A*,1	23,876	311,343
Orbitz Worldwide, Inc.*	26,300	300,346
Lands' End, Inc.*	9,660	239,858
Total Internet		14,276,523
Distribution & Wholesale - 2.7%
Genuine Parts Co.	10,873	973,459
LKQ Corp.*	27,043	817,916
Pool Corp.	6,750	473,715
Total Distribution & Wholesale		2,265,090
Commercial Services - 1.4%
Aaron's, Inc.	12,241	443,246
Monro Muffler Brake, Inc.	6,050	376,068
Rent-A-Center, Inc.	11,139	315,791
Total Commercial Services		1,135,105
Leisure Time - 1.1%
Qunar Cayman Islands Ltd. ADR*	13,000	557,050
Liberty TripAdvisor Holdings, Inc. — Class A*	12,270	395,339
Total Leisure Time		952,389

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Food - 0.5%
Cia Brasileira de Distribuicao ADR	18,700	$442,629
Oil & Gas - 0.5%
Murphy USA, Inc.*	7,501	418,706
Home Furnishings - 0.4%
Select Comfort Corp.*	11,682	351,278
Total Common Stocks
(Cost $71,003,357)		82,985,041

	Face Amount
REPURCHASE AGREEMENT††,2 - 2.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$1,951,903	1,951,903
Total Repurchase Agreement
(Cost $1,951,903)		1,951,903

SECURITIES LENDING COLLATERAL††,3 - 3.4%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	2,256,163	2,256,163
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	360,986	360,986
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	146,651	146,651
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	56,404	56,404
Total Securities Lending Collateral
(Cost $2,820,204)		2,820,204
Total Investments - 105.1%
(Cost $75,775,464)		$87,757,148
Other Assets & Liabilities, net - (5.1)%		(4,274,476)
Total Net Assets - 100.0%		$83,482,672

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	All or portion of this security is on loan at June 30, 2015 — See Note 5.
2	Repurchase Agreement — See Note 4.
3	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7%
Financial - 10.9%
Investors Bancorp, Inc.	2,303	$28,326
Prosperity Bancshares, Inc.	463	26,733
First American Financial Corp.	716	26,643
LaSalle Hotel Properties	746	26,454
Umpqua Holdings Corp.	1,451	26,102
RLJ Lodging Trust	873	25,999
Stifel Financial Corp.*	448	25,867
MGIC Investment Corp.*	2,243	25,526
CubeSmart	1,098	25,430
Highwoods Properties, Inc.	621	24,809
CNO Financial Group, Inc.	1,300	23,855
Radian Group, Inc.	1,264	23,713
Webster Financial Corp.	599	23,690
Bank of the Ozarks, Inc.	515	23,561
MarketAxess Holdings, Inc.	246	22,821
FirstMerit Corp.	1,095	22,809
Strategic Hotels & Resorts, Inc.*	1,818	22,034
EPR Properties	378	20,707
Sunstone Hotel Investors, Inc.	1,378	20,684
PrivateBancorp, Inc. — Class A	519	20,667
Sovran Self Storage, Inc.	235	20,424
Pebblebrook Hotel Trust	474	20,325
New Residential Investment Corp.	1,314	20,024
PRA Group, Inc.*	319	19,877
Sun Communities, Inc.	308	19,043
Texas Capital Bancshares, Inc.*	302	18,796
United Bankshares, Inc.	459	18,466
DCT Industrial Trust, Inc.	587	18,454
Medical Properties Trust, Inc.	1,380	18,092
Western Alliance Bancorporation*	514	17,353
Cathay General Bancorp	528	17,134
IBERIABANK Corp.	251	17,126
MB Financial, Inc.	495	17,048
Susquehanna Bancshares, Inc.	1,204	17,000
DiamondRock Hospitality Co.	1,325	16,973
GEO Group, Inc.	493	16,841
Colony Capital, Inc. — Class A	738	16,716
Wintrust Financial Corp.	313	16,708
Janus Capital Group, Inc.	969	16,588
WisdomTree Investments, Inc.	753	16,539
FNB Corp.	1,154	16,525
BancorpSouth, Inc.	638	16,435
Hancock Holding Co.	514	16,402
Valley National Bancorp	1,535	15,826
Xenia Hotels & Resorts, Inc.	724	15,740
Primerica, Inc.	339	15,489
National Health Investors, Inc.	248	15,450
Healthcare Realty Trust, Inc.	663	15,421
Ryman Hospitality Properties, Inc.	287	15,243
Kennedy-Wilson Holdings, Inc.	612	15,049
Fulton Financial Corp.	1,147	14,980
Cousins Properties, Inc.	1,430	14,844
UMB Financial Corp.	260	14,825
Blackhawk Network Holdings, Inc.*	359	14,791
First Financial Bankshares, Inc.	424	14,687
Glacier Bancorp, Inc.	499	14,681
RLI Corp.	285	14,646
Washington Federal, Inc.	626	14,617
Financial Engines, Inc.[1]	342	14,528
Hudson Pacific Properties, Inc.	492	13,958
Home BancShares, Inc.	377	13,783
American Equity Investment Life Holding Co.	509	13,733
First Industrial Realty Trust, Inc.	731	13,692
Ellie Mae, Inc.*	194	13,539
First Citizens BancShares, Inc. — Class A	51	13,415
Kite Realty Group Trust	546	13,361
Acadia Realty Trust	454	13,216
Pinnacle Financial Partners, Inc.	237	12,886
Alexander & Baldwin, Inc.	323	12,726
EverBank Financial Corp.	639	12,556
Chambers Street Properties	1,564	12,434
Columbia Banking System, Inc.	381	12,398
CVB Financial Corp.	702	12,362
Evercore Partners, Inc. — Class A	229	12,356
DuPont Fabros Technology, Inc.	417	12,281
South State Corp.	160	12,158
Hilltop Holdings, Inc.*	503	12,117
Chesapeake Lodging Trust	394	12,009
Symetra Financial Corp.	496	11,988
EastGroup Properties, Inc.	213	11,977
Urban Edge Properties	576	11,975
Washington Real Estate Investment Trust	450	11,678
Invesco Mortgage Capital, Inc.	813	11,642
Lexington Realty Trust	1,357	11,507
Equity One, Inc.	484	11,297
Capitol Federal Financial, Inc.	929	11,185
Old National Bancorp	772	11,163
Trustmark Corp.	446	11,141
Kemper Corp.	287	11,064
Associated Estates Realty Corp.	382	10,936
Mack-Cali Realty Corp.	589	10,855
BofI Holding, Inc.*	101	10,677
New York REIT, Inc.	1,073	10,676
BGC Partners, Inc. — Class A	1,210	10,588
Selective Insurance Group, Inc.	376	10,547
HFF, Inc. — Class A	250	10,433
National Penn Bancshares, Inc.	924	10,423
Hatteras Financial Corp.	639	10,416
CyrusOne, Inc.	351	10,337
Argo Group International Holdings Ltd.	184	10,249
Community Bank System, Inc.	269	10,160
Sabra Health Care REIT, Inc.	391	10,064
Essent Group Ltd.*	366	10,010
Education Realty Trust, Inc.	319	10,003
Horace Mann Educators Corp.	272	9,895
LTC Properties, Inc.	235	9,776
First Midwest Bancorp, Inc.	515	9,770
Monogram Residential Trust, Inc.	1,081	9,750
Parkway Properties, Inc.	559	9,749

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Financial - 10.9% (continued)
Pennsylvania Real Estate Investment Trust	456	$9,731
Retail Opportunity Investments Corp.	620	9,684
International Bancshares Corp.	358	9,619
American Assets Trust, Inc.	245	9,606
WageWorks, Inc.*	236	9,546
Potlatch Corp.	269	9,501
LegacyTexas Financial Group, Inc.	314	9,483
Montpelier Re Holdings Ltd.	239	9,440
FelCor Lodging Trust, Inc.	946	9,346
Aircastle Ltd.	412	9,340
PS Business Parks, Inc.	129	9,307
Enstar Group Ltd.*	60	9,297
Simmons First National Corp. — Class A	196	9,149
Sterling Bancorp	602	8,849
Gramercy Property Trust, Inc.	378	8,834
Redwood Trust, Inc.	556	8,729
Eagle Bancorp, Inc.*	198	8,704
WesBanco, Inc.	254	8,641
Government Properties Income Trust	465	8,626
STAG Industrial, Inc.	429	8,580
PennyMac Mortgage Investment Trust	492	8,576
Westamerica Bancorporation	169	8,560
PHH Corp.*	328	8,538
Ramco-Gershenson Properties Trust	523	8,535
Select Income REIT	411	8,483
Hersha Hospitality Trust	324	8,314
Provident Financial Services, Inc.	433	8,223
Astoria Financial Corp.	594	8,191
Third Point Reinsurance Ltd.*	554	8,172
Independent Bank Corp.	173	8,112
CYS Investments, Inc.	1,044	8,070
Northwest Bancshares, Inc.	624	8,000
FNFV Group*	519	7,982
Greenhill & Company, Inc.	193	7,977
BBCN Bancorp, Inc.	525	7,765
NBT Bancorp, Inc.	291	7,615
iStar Financial, Inc.*	565	7,526
Park National Corp.	86	7,514
Summit Hotel Properties, Inc.	576	7,494
Chemical Financial Corp.	223	7,372
Encore Capital Group, Inc.*	172	7,351
Boston Private Financial Holdings, Inc.	548	7,349
CoreSite Realty Corp.	161	7,316
First Financial Bancorp	407	7,302
Physicians Realty Trust	464	7,127
Ocwen Financial Corp.*	697	7,109
Capstead Mortgage Corp.	633	7,026
United Community Banks, Inc.	332	6,929
Union Bankshares Corp.	298	6,926
St. Joe Co.*	444	6,895
Renasant Corp.	209	6,813
Kearny Financial Corp.*	610	6,808
S&T Bancorp, Inc.	230	6,806
Nelnet, Inc. — Class A	157	6,799
Beneficial Bancorp, Inc.*	541	6,757
Franklin Street Properties Corp.	594	6,718
Chatham Lodging Trust	253	6,697
Banner Corp.	139	6,662
Excel Trust, Inc.	419	6,608
ARMOUR Residential REIT, Inc.	2,327	6,539
Great Western Bancorp, Inc.	271	6,534
Altisource Residential Corp.	378	6,369
Apollo Commercial Real Estate Finance, Inc.	386	6,342
First Merchants Corp.	249	6,150
MBIA, Inc.*	1,013	6,088
Stewart Information Services Corp.	152	6,050
Starwood Waypoint Residential Trust	252	5,988
Talmer Bancorp, Inc. — Class A	357	5,980
Virtus Investment Partners, Inc.	45	5,951
Wilshire Bancorp, Inc.	466	5,886
AMERISAFE, Inc.	125	5,883
FCB Financial Holdings, Inc. — Class A*	183	5,819
Investors Real Estate Trust	809	5,776
New Senior Investment Group, Inc.	432	5,776
Safety Insurance Group, Inc.	100	5,771
Infinity Property & Casualty Corp.	76	5,764
Alexander's, Inc.	14	5,740
QTS Realty Trust, Inc. — Class A	157	5,723
Walter Investment Management Corp.*	249	5,695
First Commonwealth Financial Corp.	587	5,629
Investment Technology Group, Inc.	226	5,605
Terreno Realty Corp.	284	5,595
Greenlight Capital Re Ltd. — Class A*	191	5,571
Berkshire Hills Bancorp, Inc.	195	5,554
Inland Real Estate Corp.	579	5,454
ServisFirst Bancshares, Inc.	145	5,448
Navigators Group, Inc.*	70	5,429
American Capital Mortgage Investment Corp.	338	5,405
New York Mortgage Trust, Inc.	722	5,401
Ameris Bancorp	213	5,387
Rexford Industrial Realty, Inc.	365	5,322
Tompkins Financial Corp.	99	5,318
Maiden Holdings Ltd.	334	5,271
Hanmi Financial Corp.	211	5,241
Brookline Bancorp, Inc.	463	5,227
State Bank Financial Corp.	236	5,121
WSFS Financial Corp.	187	5,114
Universal Insurance Holdings, Inc.	211	5,106
Ambac Financial Group, Inc.*	297	4,942

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Financial - 10.% (continued)
City Holding Co.	100	$4,925
Southside Bancshares, Inc.	168	4,903
TowneBank	301	4,903
National General Holdings Corp.	235	4,895
Meridian Bancorp, Inc.*	359	4,814
Employers Holdings, Inc.	211	4,807
Lakeland Financial Corp.	110	4,771
Customers Bancorp, Inc.*	177	4,760
Cowen Group, Inc. — Class A*	736	4,710
Oritani Financial Corp.	291	4,671
Northfield Bancorp, Inc.	310	4,666
Ashford Hospitality Trust, Inc.	551	4,661
Walker & Dunlop, Inc.*	174	4,653
Cardinal Financial Corp.	212	4,619
Piper Jaffray Cos.*	105	4,582
Cohen & Steers, Inc.	134	4,567
Sandy Spring Bancorp, Inc.	163	4,561
Ladder Capital Corp. — Class A	260	4,511
TrustCo Bank Corp. NY	628	4,415
STORE Capital Corp.	219	4,402
United Financial Bancorp, Inc.	327	4,398
Heartland Financial USA, Inc.	118	4,392
United Fire Group, Inc.	134	4,390
Capital Bank Financial Corp. — Class A*	148	4,302
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	214	4,291
Nationstar Mortgage Holdings, Inc.*	255	4,284
Cass Information Systems, Inc.	76	4,273
ConnectOne Bancorp, Inc.	196	4,220
InfraREIT, Inc.	145	4,112
Marcus & Millichap, Inc.*	89	4,106
Western Asset Mortgage Capital Corp.	277	4,091
Flushing Financial Corp.	194	4,076
CenterState Banks, Inc.	299	4,039
First Potomac Realty Trust	388	3,996
Diamond Hill Investment Group, Inc.	20	3,993
Rouse Properties, Inc.	242	3,957
American Residential Properties, Inc.	213	3,941
Silver Bay Realty Trust Corp.	240	3,910
Washington Trust Bancorp, Inc.	98	3,869
Universal Health Realty Income Trust	83	3,856
Monmouth Real Estate Investment Corp.	391	3,801
Stock Yards Bancorp, Inc.	98	3,703
Heritage Insurance Holdings, Inc.*	161	3,701
First BanCorp*	767	3,697
FBL Financial Group, Inc. — Class A	63	3,636
First NBC Bank Holding Co.*	101	3,636
TriCo Bancshares	150	3,608
First Interstate BancSystem, Inc. — Class A	130	3,606
National Western Life Insurance Co. — Class A	15	3,592
Community Trust Bancorp, Inc.	103	3,592
Cedar Realty Trust, Inc.	561	3,590
Central Pacific Financial Corp.	151	3,586
Heritage Financial Corp.	200	3,574
Bryn Mawr Bank Corp.	118	3,559
KCG Holdings, Inc. — Class A*	287	3,539
Dime Community Bancshares, Inc.	206	3,490
United Development Funding IV	199	3,479
Yadkin Financial Corp.*	166	3,478
Urstadt Biddle Properties, Inc. — Class A	184	3,437
Resource Capital Corp.	886	3,429
Anworth Mortgage Asset Corp.	692	3,412
Agree Realty Corp.	116	3,384
1st Source Corp.	98	3,344
RAIT Financial Trust	547	3,342
HomeStreet, Inc.*	146	3,332
Moelis & Co. — Class A	115	3,302
International. FCStone, Inc.*	99	3,291
Banc of California, Inc.	239	3,286
AG Mortgage Investment Trust, Inc.	187	3,231
Enova International, Inc.*	172	3,213
Saul Centers, Inc.	64	3,148
BancFirst Corp.	48	3,142
First Busey Corp.	478	3,140
MainSource Financial Group, Inc.	143	3,139
OFG Bancorp	294	3,137
CoBiz Financial, Inc.	240	3,137
Apollo Residential Mortgage, Inc.	212	3,114
BNC Bancorp	161	3,112
World Acceptance Corp.*	50	3,076
Westwood Holdings Group, Inc.	51	3,038
Square 1 Financial, Inc. — Class A*	110	3,009
Enterprise Financial Services Corp.	132	3,006
CatchMark Timber Trust, Inc. — Class A	259	2,997
Lakeland Bancorp, Inc.	250	2,973
Acacia Research Corp.	337	2,955
Arlington Asset Investment Corp. — Class A	151	2,954
Forestar Group, Inc.*	222	2,922
Virtu Financial, Inc. — Class A*	124	2,912
Great Southern Bancorp, Inc.	69	2,908
OM Asset Management plc	163	2,900
Altisource Portfolio Solutions S.A.*	94	2,894
GAMCO Investors, Inc. — Class A	42	2,886
Meadowbrook Insurance Group, Inc.	332	2,855
Peoples Bancorp, Inc.	121	2,824
Hudson Valley Holding Corp.	99	2,793

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Financial - 10.9% (continued)
RE/MAX Holdings, Inc. — Class A	78	$2,770
Getty Realty Corp.	169	2,765
Dynex Capital, Inc.	362	2,758
Independent Bank Group, Inc.	64	2,746
Univest Corporation of Pennsylvania	130	2,647
NMI Holdings, Inc. — Class A*	329	2,639
CareTrust REIT, Inc.	208	2,635
Waterstone Financial, Inc.	199	2,627
First Financial Corp.	73	2,610
German American Bancorp, Inc.	88	2,592
Blue Hills Bancorp, Inc.*	185	2,590
HCI Group, Inc.	57	2,520
Flagstar Bancorp, Inc.*	136	2,513
Clifton Bancorp, Inc.	179	2,504
Seacoast Banking Corporation of Florida*	157	2,481
Opus Bank	68	2,460
RCS Capital Corp. — Class A*	321	2,459
CU Bancorp*	110	2,438
Ladenburg Thalmann Financial Services, Inc.*	696	2,436
Citizens, Inc.*	324	2,417
Pacific Premier Bancorp, Inc.*	142	2,408
Mercantile Bank Corp.	112	2,398
Ashford Hospitality Prime, Inc.	159	2,388
State Auto Financial Corp.	99	2,371
Campus Crest Communities, Inc.	427	2,366
Bank Mutual Corp.	308	2,362
Southwest Bancorp, Inc.	126	2,345
Financial Institutions, Inc.	94	2,335
Preferred Bank/Los Angeles CA	77	2,314
First Defiance Financial Corp.	61	2,289
Federated National Holding Co.	94	2,275
Gladstone Commercial Corp.	137	2,269
Peapack Gladstone Financial Corp.	102	2,266
HomeTrust Bancshares, Inc.*	134	2,246
First of Long Island Corp.	81	2,245
State National Companies, Inc.	206	2,231
OneBeacon Insurance Group Ltd. — Class A	150	2,177
First Bancorp	130	2,168
Stonegate Bank	73	2,166
Park Sterling Corp.	297	2,138
NewBridge Bancorp	237	2,116
West Bancorporation, Inc.	106	2,103
Bancorp, Inc.*	223	2,069
Independent Bank Corp.	152	2,061
Bridge Bancorp, Inc.	77	2,055
Metro Bancorp, Inc.	78	2,039
Ares Commercial Real Estate Corp.	179	2,039
GAIN Capital Holdings, Inc.	212	2,027
First Community Bancshares, Inc.	111	2,022
Federal Agricultural Mortgage Corp. — Class C	69	2,005
Whitestone REIT — Class B	153	1,992
Bank of Marin Bancorp	39	1,984
Peoples Financial Services Corp.	50	1,981
Suffolk Bancorp	77	1,976
Meta Financial Group, Inc.	46	1,974
Arrow Financial Corp.	73	1,973
Bridge Capital Holdings*	66	1,967
CorEnergy Infrastructure Trust, Inc.	308	1,947
Anchor BanCorp Wisconsin, Inc.*	51	1,937
Fidelity Southern Corp.	110	1,918
Camden National Corp.	49	1,896
National Storage Affiliates Trust	148	1,835
Heritage Financial Group, Inc.	60	1,811
TriState Capital Holdings, Inc.*	140	1,810
Real Industry, Inc.*	159	1,805
Oppenheimer Holdings, Inc. — Class A	68	1,787
One Liberty Properties, Inc.	83	1,766
NewStar Financial, Inc.*	160	1,760
United Insurance Holdings Corp.	113	1,756
BB&T Corp.	44	1,755
Fidelity & Guaranty Life	74	1,749
CNB Financial Corp.	95	1,748
Pacific Continental Corp.	129	1,745
United Community Financial Corp.	324	1,733
MidWestOne Financial Group, Inc.	52	1,712
Republic Bancorp, Inc. — Class A	66	1,696
First Connecticut Bancorp, Inc.	106	1,682
Armada Hoffler Properties, Inc.	168	1,678
Consolidated-Tomoka Land Co.	29	1,672
Citizens & Northern Corp.	81	1,665
QCR Holdings, Inc.	76	1,654
NexPoint Residential Trust, Inc.	123	1,652
OceanFirst Financial Corp.	88	1,641
Guaranty Bancorp	98	1,618
Crawford & Co. — Class B	188	1,585
PennyMac Financial Services, Inc. — Class A*	87	1,576
Bluerock Residential Growth REIT, Inc.	122	1,545
Global Indemnity plc — Class A*	55	1,544
Ames National Corp.	61	1,531
Horizon Bancorp	61	1,523
eHealth, Inc.*	118	1,497
FRP Holdings, Inc.*	45	1,459
Calamos Asset Management, Inc. — Class A	118	1,446
UMH Properties, Inc.	147	1,441
Easterly Government Properties, Inc.	90	1,433
Preferred Apartment Communities, Inc. — Class A	144	1,433
Baldwin & Lyons, Inc. — Class B	62	1,427
BankFinancial Corp.	121	1,425

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Financial - 10.9% (continued)
Penns Woods Bancorp, Inc.	32	$1,411
American National Bankshares, Inc.	58	1,381
First Bancorp, Inc.	71	1,380
Atlas Financial Holdings, Inc.*	69	1,368
Charter Financial Corp.	110	1,365
Farmers Capital Bank Corp.*	48	1,365
First Business Financial Services, Inc.	29	1,360
Territorial Bancorp, Inc.	56	1,359
Sierra Bancorp	78	1,350
Bar Harbor Bankshares	38	1,346
National Bankshares, Inc.	46	1,346
Heritage Commerce Corp.	139	1,336
Orchid Island Capital, Inc.	119	1,334
EMC Insurance Group, Inc.	53	1,316
Fox Chase Bancorp, Inc.	77	1,303
National Interstate Corp.	47	1,284
Triumph Bancorp, Inc.*	97	1,276
Regional Management Corp.*	71	1,268
Old Second Bancorp, Inc.*	192	1,267
Heritage Oaks Bancorp	155	1,220
Sun Bancorp, Inc.*	63	1,213
Independence Realty Trust, Inc.	159	1,197
Enterprise Bancorp, Inc.	50	1,172
BSB Bancorp, Inc.*	52	1,150
Kansas City Life Insurance Co.	24	1,097
Merchants Bancshares, Inc.	33	1,091
Capital City Bank Group, Inc.	71	1,084
Impac Mortgage Holdings, Inc.*	56	1,072
Hallmark Financial Services, Inc.*	93	1,058
Cascade Bancorp*	204	1,057
Hingham Institution for Savings	9	1,036
Green Bancorp, Inc.*	66	1,014
National Commerce Corp.*	39	1,006
Stonegate Mortgage Corp.*	96	967
Marlin Business Services Corp.	57	962
Century Bancorp, Inc. — Class A	23	935
Pzena Investment Management, Inc. — Class A	83	917
Access National Corp.	47	914
JG Wentworth Co. — Class A*	96	883
Trupanion, Inc.*	107	882
On Deck Capital, Inc.*	76	880
CommunityOne Bancorp*	81	872
Altisource Asset Management Corp.*	6	866
Donegal Group, Inc. — Class A	56	853
6D Global Technologies, Inc.*	129	844
Trade Street Residential, Inc.	124	826
Bear State Financial, Inc.*	87	813
Franklin Financial Network, Inc.*	35	803
C1 Financial, Inc.*	39	756
Independence Holding Co.	47	620
Ashford, Inc.*	7	611
Palmetto Bancshares, Inc.	29	573
Medley Management, Inc. — Class A	40	474
Hampton Roads Bankshares, Inc.*	226	470
Great Ajax Corp.	29	411
Fifth Street Asset Management, Inc.	38	391
CIFC Corp.	40	317
BBX Capital Corp. — Class A*	18	292
ZAIS Group Holdings, Inc.*	25	273
Total Financial		3,032,500
Consumer, Non-cyclical - 10.2%
Team Health Holdings, Inc.*	476	31,098
Cepheid*	474	28,984
HealthSouth Corp.	604	27,819
West Pharmaceutical Services, Inc.	475	27,587
Neurocrine Biosciences, Inc.*	564	26,936
Dyax Corp.*	962	25,492
STERIS Corp.	394	25,388
WellCare Health Plans, Inc.*	291	24,685
Ultragenyx Pharmaceutical, Inc.*	234	23,958
PAREXEL International Corp.*	364	23,409
TreeHouse Foods, Inc.*	283	22,931
Amsurg Corp. — Class A*	320	22,383
ACADIA Pharmaceuticals, Inc.*	526	22,029
Impax Laboratories, Inc.*	473	21,719
Euronet Worldwide, Inc.*	343	21,163
United Natural Foods, Inc.*	331	21,078
Anacor Pharmaceuticals, Inc.*	270	20,906
Deluxe Corp.	330	20,460
Novavax, Inc.*	1,770	19,718
Post Holdings, Inc.*	362	19,523
CEB, Inc.	221	19,240
Alexion Pharmaceuticals, Inc.*	105	19,034
Sotheby's	411	18,593
Helen of Troy Ltd.*	188	18,328
Cimpress N.V.*	217	18,262
ABIOMED, Inc.*	276	18,141
Exact Sciences Corp.*	587	17,457
Pacira Pharmaceuticals, Inc.*	241	17,044
Celldex Therapeutics, Inc.*	650	16,393
Molina Healthcare, Inc.*	233	16,380
Catalent, Inc.*	548	16,073
Darling Ingredients, Inc.*	1,091	15,994
Thoratec Corp.*	358	15,956
Prestige Brands Holdings, Inc.*	345	15,952
Halozyme Therapeutics, Inc.*	700	15,806
Healthcare Services Group, Inc.	472	15,599
Myriad Genetics, Inc.*	451	15,329
Advisory Board Co.*	280	15,308
NuVasive, Inc.*	319	15,114
Chemed Corp.	113	14,814
Clovis Oncology, Inc.*	164	14,412
Bright Horizons Family Solutions, Inc.*	246	14,220
Owens & Minor, Inc.	417	14,178
Haemonetics Corp.*	341	14,104
AMAG Pharmaceuticals, Inc.*	202	13,950
SUPERVALU, Inc.*	1,723	13,939

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Boston Beer Company, Inc. — Class A*	60	$13,919
Portola Pharmaceuticals, Inc.*	305	13,893
On Assignment, Inc.*	342	13,433
Grand Canyon Education, Inc.*	311	13,186
Heartland Payment Systems, Inc.	242	13,080
Monro Muffler Brake, Inc.	210	13,054
Radius Health, Inc.*	191	12,931
KYTHERA Biopharmaceuticals, Inc.*	169	12,727
Vector Group Ltd.	539	12,645
Magellan Health, Inc.*	180	12,613
Chimerix, Inc.*	272	12,566
Medicines Co.*	437	12,503
DeVry Education Group, Inc.	414	12,412
Halyard Health, Inc.*	302	12,231
Cantel Medical Corp.	227	12,183
ABM Industries, Inc.	370	12,162
Ligand Pharmaceuticals, Inc. — Class B*	116	11,704
Globus Medical, Inc. — Class A*	453	11,629
Neogen Corp.*	245	11,623
Insulet Corp.*	375	11,619
Matthews International Corp. — Class A	218	11,585
Korn/Ferry International	333	11,578
Kite Pharma, Inc.*	188	11,462
Integra LifeSciences Holdings Corp.*	169	11,386
FTI Consulting, Inc.*	275	11,341
Tetraphase Pharmaceuticals, Inc.*	239	11,338
Masimo Corp.*	289	11,196
Kindred Healthcare, Inc.	551	11,180
Select Medical Holdings Corp.	690	11,178
Sanderson Farms, Inc.	148	11,124
Lancaster Colony Corp.	122	11,084
Cardtronics, Inc.*	296	10,967
B&G Foods, Inc.	383	10,927
Prothena Corporation plc*	207	10,903
Nektar Therapeutics*	868	10,859
J&J Snack Foods Corp.	98	10,846
Cal-Maine Foods, Inc.	207	10,805
PTC Therapeutics, Inc.*	223	10,733
Huron Consulting Group, Inc.*	153	10,724
Air Methods Corp.*	259	10,707
ExamWorks Group, Inc.*	273	10,674
Diplomat Pharmacy, Inc.*	237	10,606
CONMED Corp.	182	10,605
Snyder's-Lance, Inc.	323	10,423
Lannett Company, Inc.*	175	10,402
Cyberonics, Inc.*	172	10,227
LifeLock, Inc.*	622	10,201
Theravance, Inc.[1]	562	10,155
Dean Foods Co.	623	10,074
HMS Holdings Corp.*	585	10,044
Ironwood Pharmaceuticals, Inc. — Class A*	832	10,034
Rent-A-Center, Inc.	350	9,923
AMN Healthcare Services, Inc.*	314	9,919
Insmed, Inc.*	406	9,915
Travelport Worldwide Ltd.	689	9,495
Brink's Co.	321	9,447
Acorda Therapeutics, Inc.*	283	9,432
Natus Medical, Inc.*	218	9,278
MannKind Corp.*,1	1,628	9,263
EVERTEC, Inc.	434	9,218
Momenta Pharmaceuticals, Inc.*	402	9,170
Fresh Market, Inc.*	285	9,160
ARIAD Pharmaceuticals, Inc.*	1,106	9,147
Cambrex Corp.*	207	9,096
ZIOPHARM Oncology, Inc.*	756	9,076
Greatbatch, Inc.*	168	9,059
TESARO, Inc.*	154	9,054
Merrimack Pharmaceuticals, Inc.*	726	8,977
Repligen Corp.*	217	8,956
Wright Medical Group, Inc.*	339	8,902
ICU Medical, Inc.*	93	8,896
Amicus Therapeutics, Inc.*	626	8,858
Ensign Group, Inc.	168	8,578
Universal Corp.	149	8,541
Fresh Del Monte Produce, Inc.	220	8,505
Depomed, Inc.*	396	8,498
Raptor Pharmaceutical Corp.*	531	8,384
WD-40 Co.	96	8,368
Sarepta Therapeutics, Inc.*	274	8,338
MiMedx Group, Inc.*	716	8,298
HeartWare International, Inc.*	114	8,287
TrueBlue, Inc.*	277	8,282
ImmunoGen, Inc.*	569	8,182
SpartanNash Co.	248	8,070
Ophthotech Corp.*	155	8,069
Apollo Education Group, Inc. — Class A*	612	7,883
Abaxis, Inc.	149	7,671
Retrophin, Inc.*	230	7,625
HealthEquity, Inc.*	237	7,596
Tumi Holdings, Inc.*	370	7,592
Arena Pharmaceuticals, Inc.*	1,598	7,415
Amedisys, Inc.*	186	7,390
Andersons, Inc.	188	7,332
FibroGen, Inc.*	312	7,332
Cempra, Inc.*	210	7,216
Seaboard Corp.*	2	7,198
BioCryst Pharmaceuticals, Inc.*	479	7,151
Alder Biopharmaceuticals, Inc.*	135	7,151
Relypsa, Inc.*	214	7,081
Esperion Therapeutics, Inc.*	86	7,031
MacroGenics, Inc.*	185	7,024
PDL BioPharma, Inc.	1,084	6,970
Achillion Pharmaceuticals, Inc.*	775	6,867
Keryx Biopharmaceuticals, Inc.*,1	684	6,826
Endologix, Inc.*	445	6,826
TriNet Group, Inc.*	269	6,819
Bio-Reference Laboratories, Inc.*	163	6,724

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Array BioPharma, Inc.*	931	$6,713
PharMerica Corp.*	201	6,693
TherapeuticsMD, Inc.*	839	6,595
Emergent BioSolutions, Inc.*	200	6,590
LDR Holding Corp.*	152	6,574
Sage Therapeutics, Inc.*	90	6,570
Insperity, Inc.	128	6,515
Analogic Corp.	82	6,470
Spectranetics Corp.*	280	6,443
IPC Healthcare, Inc.*	115	6,370
Zeltiq Aesthetics, Inc.*	213	6,277
Merit Medical Systems, Inc.*	291	6,268
ZS Pharma, Inc.*	119	6,234
NewLink Genetics Corp.*	137	6,065
RPX Corp.*	358	6,050
Tornier N.V.*	239	5,973
NxStage Medical, Inc.*	418	5,971
Green Dot Corp. — Class A*	302	5,774
ACCO Brands Corp.*	726	5,641
Cynosure, Inc. — Class A*	146	5,633
Affymetrix, Inc.*	511	5,580
Insys Therapeutics, Inc.*	155	5,568
Cardiovascular Systems, Inc.*	209	5,528
Team, Inc.*	137	5,514
Synergy Pharmaceuticals, Inc.*,1	661	5,486
Hanger, Inc.*	233	5,462
Diamond Foods, Inc.*	174	5,460
Surgical Care Affiliates, Inc.*	141	5,412
Rockwell Medical, Inc.*	332	5,352
Nevro Corp.*	99	5,321
Multi-Color Corp.	83	5,302
McGrath RentCorp	173	5,264
Meridian Bioscience, Inc.	275	5,126
Sangamo BioSciences, Inc.*	459	5,090
Heron Therapeutics, Inc.*	163	5,079
USANA Health Sciences, Inc.*	37	5,056
Calavo Growers, Inc.	97	5,037
Atara Biotherapeutics, Inc.*	95	5,012
Luminex Corp.*	284	4,902
Exelixis, Inc.*,1	1,294	4,865
Capital Senior Living Corp.*	195	4,778
PRA Health Sciences, Inc.*	131	4,759
NutriSystem, Inc.	191	4,752
Navigant Consulting, Inc.*	319	4,744
Enanta Pharmaceuticals, Inc.*	105	4,724
Coca-Cola Bottling Company Consolidated	31	4,683
Invacare Corp.	214	4,629
AtriCure, Inc.*	187	4,608
Inogen, Inc.*	103	4,594
Epizyme, Inc.*	191	4,584
Intra-Cellular Therapies, Inc.*	143	4,569
Eagle Pharmaceuticals, Inc.*	56	4,528
Acceleron Pharma, Inc.*	143	4,525
Dynavax Technologies Corp.*	193	4,521
Omeros Corp.*	250	4,498
ICF International, Inc.*	129	4,497
US Physical Therapy, Inc.	82	4,490
Phibro Animal Health Corp. — Class A	115	4,478
Geron Corp.*	1,044	4,468
OvaScience, Inc.*	154	4,455
Coherus Biosciences, Inc.*	154	4,451
Xoom Corp.*	211	4,443
Quidel Corp.*	190	4,361
National Healthcare Corp.	67	4,354
Capella Education Co.	81	4,347
Agenus, Inc.*	503	4,341
Ingles Markets, Inc. — Class A	88	4,204
Karyopharm Therapeutics, Inc.*	152	4,136
Xencor, Inc.*	187	4,108
Orthofix International N.V.*	124	4,107
Triple-S Management Corp. — Class B*	159	4,080
Advaxis, Inc.*	197	4,005
Resources Connection, Inc.	248	3,990
Providence Service Corp.*	90	3,985
Tootsie Roll Industries, Inc.	123	3,974
Vascular Solutions, Inc.*	114	3,958
Monster Worldwide, Inc.*	601	3,931
Adeptus Health, Inc. — Class A*	41	3,895
Inovio Pharmaceuticals, Inc.*	473	3,860
Supernus Pharmaceuticals, Inc.*	227	3,854
TG Therapeutics, Inc.*	232	3,849
Inter Parfums, Inc.	112	3,800
Ascent Capital Group, Inc. — Class A*	88	3,761
Zafgen, Inc.*	108	3,740
Kforce, Inc.	163	3,728
Accelerate Diagnostics, Inc.*	142	3,665
Amphastar Pharmaceuticals, Inc.*	208	3,657
Paylocity Holding Corp.*	101	3,621
Viad Corp.	132	3,579
Sagent Pharmaceuticals, Inc.*	146	3,549
Infinity Pharmaceuticals, Inc.*	324	3,548
Atrion Corp.	9	3,531
Five Prime Therapeutics, Inc.*	142	3,527
Accuray, Inc.*	522	3,518
Quad/Graphics, Inc.	190	3,517
Vanda Pharmaceuticals, Inc.*	275	3,490
Incorporated Research Holdings, Inc. — Class A*	86	3,450
Progenics Pharmaceuticals, Inc.*	460	3,432
Global Cash Access Holdings, Inc.*	434	3,359
Orexigen Therapeutics, Inc.*	676	3,346
Albany Molecular Research, Inc.*	165	3,336
Universal American Corp.*	328	3,319
LHC Group, Inc.*	86	3,290
Cerus Corp.*,1	630	3,270
Revance Therapeutics, Inc.*	102	3,262
Genomic Health, Inc.*	117	3,251
Sorrento Therapeutics, Inc.*	184	3,242
ANI Pharmaceuticals, Inc.*	52	3,227
SciClone Pharmaceuticals, Inc.*	328	3,221
Anika Therapeutics, Inc.*	97	3,204

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Spark Therapeutics, Inc.*	53	$3,194
Central Garden & Pet Co. — Class A*	279	3,183
Ennis, Inc.	170	3,160
Heidrick & Struggles International, Inc.	121	3,156
Aegerion Pharmaceuticals, Inc.*	166	3,149
CBIZ, Inc.*	326	3,143
Strayer Education, Inc.*	72	3,103
Weis Markets, Inc.	73	3,077
Northwest Biotherapeutics, Inc.*	309	3,068
Spectrum Pharmaceuticals, Inc.*	442	3,023
Kelly Services, Inc. — Class A	196	3,009
LendingTree, Inc.*	38	2,987
Aratana Therapeutics, Inc.*	196	2,964
American Public Education, Inc.*	113	2,906
SP Plus Corp.*	111	2,898
John B Sanfilippo & Son, Inc.	55	2,855
Smart & Final Stores, Inc.*	159	2,841
K12, Inc.*	223	2,821
Arrowhead Research Corp.*	393	2,810
Revlon, Inc. — Class A*	76	2,790
InVivo Therapeutics Holdings Corp.*	172	2,778
K2M Group Holdings, Inc.*	115	2,762
AngioDynamics, Inc.*	167	2,739
Cross Country Healthcare, Inc.*	212	2,688
Sucampo Pharmaceuticals, Inc. — Class A*	163	2,678
Lion Biotechnologies, Inc.*	292	2,678
Foundation Medicine, Inc.*	79	2,673
Intersect ENT, Inc.*	92	2,634
Chefs' Warehouse, Inc.*	124	2,634
Immunomedics, Inc.*	636	2,582
Carriage Services, Inc. — Class A	107	2,555
Oncothyreon, Inc.*	676	2,528
OncoMed Pharmaceuticals, Inc.*	112	2,520
GenMark Diagnostics, Inc.*	278	2,519
Boulder Brands, Inc.*	361	2,505
Wausau Paper Corp.	271	2,488
STAAR Surgical Co.*	257	2,483
Healthways, Inc.*	205	2,456
Elizabeth Arden, Inc.*	172	2,453
Corcept Therapeutics, Inc.*	408	2,452
Osiris Therapeutics, Inc.*	126	2,452
RTI Surgical, Inc.*	379	2,448
BioDelivery Sciences International, Inc.*	306	2,436
Cellular Biomedicine Group, Inc.*	64	2,401
Curis, Inc.*	722	2,390
XenoPort, Inc.*	388	2,378
Great Lakes Dredge & Dock Corp.*	399	2,378
Forrester Research, Inc.	66	2,377
Sequenom, Inc.*	780	2,371
Aerie Pharmaceuticals, Inc.*	134	2,365
Tejon Ranch Co.*	91	2,340
XOMA Corp.*	602	2,336
Medifast, Inc.*	72	2,327
Vital Therapies, Inc.*	110	2,321
AAC Holdings, Inc.*	53	2,309
Pacific Biosciences of California, Inc.*	400	2,304
Landauer, Inc.	63	2,245
Versartis, Inc.*	147	2,237
Otonomy, Inc.*	97	2,230
Lexicon Pharmaceuticals, Inc.*	274	2,206
Theravance Biopharma, Inc.*	168	2,187
Civeo Corp.	708	2,174
ServiceSource International, Inc.*	389	2,128
Hackett Group, Inc.	158	2,122
Antares Pharma, Inc.*	1,018	2,117
CTI BioPharma Corp.*	1,085	2,116
Natural Health Trends Corp.	51	2,114
Idera Pharmaceuticals, Inc.*	564	2,092
Avalanche Biotechnologies, Inc.*	128	2,079
Mirati Therapeutics, Inc.*	66	2,077
Paratek Pharmaceuticals, Inc.	80	2,062
Pfenex, Inc.*	106	2,056
ARC Document Solutions, Inc.*	269	2,047
Regulus Therapeutics, Inc.*	186	2,039
Organovo Holdings, Inc.*	536	2,021
Catalyst Pharmaceuticals, Inc.*	489	2,020
SurModics, Inc.*	86	2,014
OraSure Technologies, Inc.*	373	2,010
Anthera Pharmaceuticals, Inc.*	232	2,000
Flexion Therapeutics, Inc.*	91	1,992
POZEN, Inc.*	191	1,969
Omega Protein Corp.*	143	1,966
CryoLife, Inc.	168	1,895
James River Group Holdings Ltd.	73	1,889
NeoGenomics, Inc.*	348	1,883
Almost Family, Inc.*	47	1,876
CSS Industries, Inc.	62	1,876
Rigel Pharmaceuticals, Inc.*	582	1,868
Oxford Immunotec Global plc*	133	1,842
La Jolla Pharmaceutical Co.*	75	1,838
CorVel Corp.*	57	1,825
Galena Biopharma, Inc.*	1,067	1,814
Ignyta, Inc.*	119	1,796
Assembly Biosciences, Inc.*	93	1,791
Ocular Therapeutix, Inc.*	85	1,788
Adamas Pharmaceuticals, Inc.*	68	1,783
MoneyGram International, Inc.*	193	1,774
Durect Corp.*	729	1,742
Vectrus, Inc.*	69	1,716
IGI Laboratories, Inc.*	272	1,714
Barrett Business Services, Inc.	47	1,707
Threshold Pharmaceuticals, Inc.*	422	1,705
BioSpecifics Technologies Corp.*	33	1,703
CRA International, Inc.*	61	1,700

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Pernix Therapeutics Holdings, Inc.*	287	$1,699
Zogenix, Inc.*,1	1,010	1,697
Limoneira Co.	76	1,689
BioTelemetry, Inc.*	179	1,688
National Beverage Corp.*	75	1,687
Genocea Biosciences, Inc.*	122	1,675
Akebia Therapeutics, Inc.*	160	1,646
Unilife Corp.*	765	1,645
BioScrip, Inc.*	453	1,644
Franklin Covey Co.*	81	1,643
Civitas Solutions, Inc.*	77	1,642
Aduro Biotech, Inc.*	54	1,638
Peregrine Pharmaceuticals, Inc.*	1,244	1,630
VIVUS, Inc.*,1	685	1,617
Blueprint Medicines Corp.*	61	1,616
Verastem, Inc.*	213	1,606
Trovagene, Inc.*	158	1,604
Navidea Biopharmaceuticals, Inc.*,1	995	1,602
Genesis Healthcare, Inc.*	241	1,591
Senomyx, Inc.*	289	1,549
Immune Design Corp.*	75	1,549
Cytokinetics, Inc.*	229	1,539
ChemoCentryx, Inc.*	185	1,523
RadNet, Inc.*	227	1,519
Pendrell Corp.*	1,098	1,504
Seneca Foods Corp. — Class A*	54	1,500
Foamix Pharmaceuticals Ltd.*	146	1,497
Utah Medical Products, Inc.	25	1,491
Village Super Market, Inc. — Class A	47	1,489
Concert Pharmaceuticals, Inc.*	100	1,489
Career Education Corp.*	448	1,478
Dermira, Inc.*	84	1,474
Cutera, Inc.*	94	1,455
Natural Grocers by Vitamin Cottage, Inc.*	59	1,453
Nobilis Health Corp.*	207	1,408
Exactech, Inc.*	67	1,396
Dicerna Pharmaceuticals, Inc.*	99	1,381
CytRx Corp.*	368	1,369
Five Star Quality Care, Inc.*	285	1,368
Nutraceutical International Corp.*	55	1,361
SFX Entertainment, Inc.*	302	1,356
Synta Pharmaceuticals Corp.*	599	1,336
Affimed N.V.*	99	1,334
Cara Therapeutics, Inc.*	109	1,324
Inventure Foods, Inc.*	129	1,309
NanoString Technologies, Inc.*	84	1,295
Endocyte, Inc.*	248	1,287
Tandem Diabetes Care, Inc.*	116	1,257
Vitae Pharmaceuticals, Inc.*	87	1,253
BioTime, Inc.*	344	1,249
Ardelyx, Inc.*	78	1,246
Harvard Bioscience, Inc.*	217	1,237
Ocata Therapeutics, Inc.*	232	1,223
CDI Corp.	94	1,222
Stemline Therapeutics, Inc.*	103	1,212
Universal Technical Institute, Inc.	140	1,204
Farmer Bros Co.*	51	1,199
Addus HomeCare Corp.*	43	1,198
Electro Rent Corp.	110	1,195
MGP Ingredients, Inc.	70	1,177
Bellicum Pharmaceuticals, Inc.*	55	1,170
Alico, Inc.	25	1,134
Sientra, Inc.*	44	1,110
Heska Corp.*	37	1,099
PFSweb, Inc.*	79	1,095
Bridgepoint Education, Inc.*	111	1,061
Second Sight Medical Products, Inc.*	77	1,048
Synutra International, Inc.*	141	1,008
Trevena, Inc.*	161	1,008
Veracyte, Inc.*	88	980
T2 Biosystems, Inc.*	60	974
Liberty Tax, Inc.	39	965
Nature's Sunshine Products, Inc.	70	963
Collectors Universe, Inc.	47	937
Entellus Medical, Inc.*	36	931
LeMaitre Vascular, Inc.	77	929
Alimera Sciences, Inc.*,1	201	927
National Research Corp. — Class A	65	924
Loxo Oncology, Inc.*	51	920
Proteon Therapeutics, Inc.*	50	893
Applied Genetic Technologies Corp.*	58	890
Weight Watchers International, Inc.*	182	883
Patriot National, Inc.*	55	880
Fibrocell Science, Inc.*	159	838
Tokai Pharmaceuticals, Inc.*	63	838
NV5 Holdings, Inc.*	33	801
CorMedix, Inc.*	202	784
Collegium Pharmaceutical, Inc.*	43	767
Corium International, Inc.*	56	767
Craft Brew Alliance, Inc.*	68	752
Care.com, Inc.*	126	746
aTyr Pharma, Inc.*	39	722
Invitae Corp.*	48	714
Neff Corp. — Class A*	69	696
TransEnterix, Inc.*	229	687
Medgenics, Inc.*	109	668
Alliance HealthCare Services, Inc.*	33	617
Volt Information Sciences, Inc.*	62	602
Lifeway Foods, Inc.*	31	595
Agile Therapeutics, Inc.*	68	584
Carbylan Therapeutics, Inc.*	80	572
Calithera Biosciences, Inc.*	73	521
XBiotech, Inc.*	27	488
Fairway Group Holdings Corp.*	136	484
iRadimed Corp.*	19	442
Cidara Therapeutics, Inc.*	31	435
Cambium Learning Group, Inc.*	85	363

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Non-cyclical - 10.2% (continued)
Abeona Therapeutics, Inc.*	67	$339
Arcadia Biosciences, Inc.*	53	338
Asterias Biotherapeutics, Inc.*	68	313
Tobira Therapeutics, Inc.*	16	276
Total Consumer, Non-cyclical		2,825,482
Consumer, Cyclical - 5.9%
Vail Resorts, Inc.	240	26,208
Burlington Stores, Inc.*	493	25,241
Casey's General Stores, Inc.	257	24,605
Tenneco, Inc.*	405	23,263
American Eagle Outfitters, Inc.	1,290	22,215
Dana Holding Corp.	1,077	22,165
Jack in the Box, Inc.	247	21,777
Restoration Hardware Holdings, Inc.*	220	21,478
Men's Wearhouse, Inc.	319	20,439
Pool Corp.	287	20,141
Buffalo Wild Wings, Inc.*	125	19,587
Wolverine World Wide, Inc.	682	19,423
Cracker Barrel Old Country Store, Inc.	127	18,943
G-III Apparel Group Ltd.*	263	18,501
Cheesecake Factory, Inc.	322	17,560
Bloomin' Brands, Inc.	814	17,379
Texas Roadhouse, Inc. — Class A	462	17,293
Lithia Motors, Inc. — Class A	150	16,973
Asbury Automotive Group, Inc.*	180	16,312
TRI Pointe Homes, Inc.*	1,066	16,311
Deckers Outdoor Corp.*	224	16,121
Steven Madden Ltd.*	372	15,914
Allegiant Travel Co. — Class A	89	15,832
Big Lots, Inc.	350	15,747
Marriott Vacations Worldwide Corp.	171	15,689
Liberty TripAdvisor Holdings, Inc. — Class A*	486	15,659
Chico's FAS, Inc.	931	15,483
Ascena Retail Group, Inc.*	911	15,173
HSN, Inc.	215	15,091
HNI Corp.	294	15,038
Pinnacle Entertainment, Inc.*	400	14,913
ANN, Inc.*	304	14,680
Papa John's International, Inc.	191	14,442
Ryland Group, Inc.	309	14,328
Five Below, Inc.*	360	14,230
La Quinta Holdings, Inc.*	613	14,007
Group 1 Automotive, Inc.	154	13,988
Gentherm, Inc.*	237	13,014
DreamWorks Animation SKG, Inc. — Class A*,1	493	13,006
Cooper Tire & Rubber Co.	380	12,855
Mobile Mini, Inc.	303	12,739
Meritage Homes Corp.*	262	12,338
PriceSmart, Inc.	129	11,770
Columbia Sportswear Co.	189	11,427
Herman Miller, Inc.	394	11,398
Churchill Downs, Inc.	89	11,129
DineEquity, Inc.	112	11,098
UniFirst Corp.	98	10,961
Interface, Inc. — Class A	436	10,922
Beacon Roofing Supply, Inc.*	328	10,896
Genesco, Inc.*	159	10,499
American Axle & Manufacturing Holdings, Inc.*	500	10,455
Steelcase, Inc. — Class A	550	10,401
Select Comfort Corp.*	345	10,374
Express, Inc.*	558	10,105
Essendant, Inc.	253	9,930
Sonic Corp.	343	9,878
Abercrombie & Fitch Co. — Class A	451	9,701
Penn National Gaming, Inc.*	527	9,670
Outerwall, Inc.	122	9,286
Caleres, Inc.	289	9,184
Popeyes Louisiana Kitchen, Inc.*	153	9,178
G&K Services, Inc. — Class A	132	9,126
Core-Mark Holding Company, Inc.	152	9,006
KB Home	539	8,947
La-Z-Boy, Inc.	338	8,902
Children's Place, Inc.	136	8,896
Fiesta Restaurant Group, Inc.*	177	8,850
Barnes & Noble, Inc.*	334	8,671
Diamond Resorts International, Inc.*	274	8,645
Standard Pacific Corp.*	966	8,607
Buckle, Inc.	187	8,559
Oxford Industries, Inc.	97	8,483
First Cash Financial Services, Inc.*	186	8,480
Meritor, Inc.*	645	8,462
Finish Line, Inc. — Class A	304	8,457
Dorman Products, Inc.*	177	8,436
Krispy Kreme Doughnuts, Inc.*	428	8,243
SeaWorld Entertainment, Inc.	443	8,169
Mattress Firm Holding Corp.*	134	8,167
Knoll, Inc.	322	8,060
Belmond Ltd. — Class A*	640	7,994
Red Robin Gourmet Burgers, Inc.*	93	7,981
Bob Evans Farms, Inc.	156	7,964
Boyd Gaming Corp.*	527	7,879
Iconix Brand Group, Inc.*	315	7,866
Guess?, Inc.	409	7,841
MDC Holdings, Inc.	258	7,732
Hibbett Sports, Inc.*	164	7,639
Pier 1 Imports, Inc.	595	7,515
Navistar International Corp.*	331	7,490
Hawaiian Holdings, Inc.*	315	7,481
Crocs, Inc.*	508	7,473
Vitamin Shoppe, Inc.*	196	7,305
ScanSource, Inc.*	189	7,193
Conn's, Inc.*	181	7,186
BJ's Restaurants, Inc.*	142	6,880
ClubCorp Holdings, Inc.	288	6,877
International Speedway Corp. — Class A	184	6,747
Cato Corp. — Class A	174	6,744

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Cyclical - 5.9% (continued)
TiVo, Inc.*	641	$6,500
National CineMedia, Inc.	406	6,480
Denny's Corp.*	557	6,467
iRobot Corp.*	196	6,248
Wesco Aircraft Holdings, Inc.*	407	6,166
Rush Enterprises, Inc. — Class A*	234	6,133
Libbey, Inc.	144	5,951
Interval Leisure Group, Inc.	258	5,895
Rentrak Corp.*	84	5,863
Wabash National Corp.*	448	5,618
Cooper-Standard Holding, Inc.*	90	5,532
Dave & Buster's Entertainment, Inc.*	148	5,341
Performance Sports Group Ltd.*	294	5,292
Universal Electronics, Inc.*	105	5,233
Sonic Automotive, Inc. — Class A	217	5,171
Scientific Games Corp. — Class A*	332	5,159
Zoe's Kitchen, Inc.*	126	5,158
SkyWest, Inc.	341	5,129
Cash America International, Inc.	181	4,740
Fred's, Inc. — Class A	245	4,726
Eros International plc*	186	4,672
American Woodmark Corp.*	85	4,662
Standard Motor Products, Inc.	132	4,636
Callaway Golf Co.	515	4,604
Steiner Leisure Ltd.*	85	4,571
Biglari Holdings, Inc.*	11	4,551
Virgin America, Inc.*	165	4,534
Nautilus, Inc.*	207	4,453
Cavco Industries, Inc.*	59	4,451
Ethan Allen Interiors, Inc.	168	4,425
Pep Boys-Manny Moe & Jack*	355	4,356
Carmike Cinemas, Inc.*	162	4,299
Taylor Morrison Home Corp. — Class A*	211	4,296
AMC Entertainment Holdings, Inc. — Class A	140	4,295
Regis Corp.*	270	4,255
Winnebago Industries, Inc.	178	4,199
Remy International, Inc.	189	4,179
H&E Equipment Services, Inc.	206	4,114
M/I Homes, Inc.*	162	3,997
MarineMax, Inc.*	168	3,950
Zumiez, Inc.*	145	3,861
Francesca's Holdings Corp.*	279	3,758
Ruth's Hospitality Group, Inc.	231	3,724
Lumber Liquidators Holdings, Inc.*	179	3,707
Stage Stores, Inc.	211	3,699
Tower International, Inc.*	139	3,621
Beazer Homes USA, Inc.*	181	3,611
Motorcar Parts of America, Inc.*	119	3,581
DTS, Inc.*	117	3,567
Modine Manufacturing Co.*	316	3,391
William Lyon Homes — Class A*	129	3,311
Party City Holdco, Inc.*	163	3,304
Unifi, Inc.*	98	3,283
Tuesday Morning Corp.*	291	3,278
Installed Building Products, Inc.*	130	3,182
Douglas Dynamics, Inc.	148	3,179
Kirkland's, Inc.	114	3,177
Republic Airways Holdings, Inc.*	336	3,084
Titan International, Inc.	285	3,061
Daktronics, Inc.	254	3,012
Chuy's Holdings, Inc.*	109	2,920
Haverty Furniture Companies, Inc.	135	2,919
Del Frisco's Restaurant Group, Inc.*	156	2,906
Movado Group, Inc.	106	2,879
Shoe Carnival, Inc.	99	2,857
Arctic Cat, Inc.	86	2,856
Superior Industries International, Inc.	155	2,838
America's Car-Mart, Inc.*	56	2,762
Kimball International, Inc. — Class B	227	2,760
Isle of Capri Casinos, Inc.*	146	2,650
Ruby Tuesday, Inc.*	410	2,571
EZCORP, Inc. — Class A*	342	2,541
Tile Shop Holdings, Inc.*	179	2,540
Freshpet, Inc.*	136	2,530
Sequential Brands Group, Inc.*	165	2,523
Boot Barn Holdings, Inc.*	78	2,496
Citi Trends, Inc.*	103	2,493
WCI Communities, Inc.*	102	2,488
Carrols Restaurant Group, Inc.*	234	2,434
Malibu Boats, Inc. — Class A*	117	2,351
Habit Restaurants, Inc. — Class A*	75	2,347
Marcus Corp.	121	2,321
PetMed Express, Inc.	134	2,314
Shake Shack, Inc. — Class A*	38	2,290
Federal-Mogul Holdings Corp.*	200	2,270
Caesars Entertainment Corp.*,1	366	2,240
Culp, Inc.	68	2,108
Caesars Acquisition Co. — Class A*	305	2,098
Hovnanian Enterprises, Inc. — Class A*	788	2,096
Stein Mart, Inc.	194	2,031
Century Communities, Inc.*	100	2,013
Bassett Furniture Industries, Inc.	70	1,989
Perry Ellis International, Inc.*	81	1,925
El Pollo Loco Holdings, Inc.*	88	1,822
LGI Homes, Inc.*	92	1,820
Fox Factory Holding Corp.*	111	1,785
Hooker Furniture Corp.	70	1,758
PC Connection, Inc.	71	1,757
Container Store Group, Inc.*	104	1,754
Potbelly Corp.*	143	1,752
Speedway Motorsports, Inc.	77	1,744
Big 5 Sporting Goods Corp.	121	1,719
Flexsteel Industries, Inc.	39	1,681
Titan Machinery, Inc.*	114	1,679

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Consumer, Cyclical - 5.9% (continued)
Strattec Security Corp.	24	$1,649
NACCO Industries, Inc. — Class A	27	1,641
Cherokee, Inc.	56	1,578
Vera Bradley, Inc.*	140	1,578
Reading International, Inc. — Class A*	109	1,510
Build-A-Bear Workshop, Inc. — Class A*	94	1,503
Miller Industries, Inc.	75	1,496
Winmark Corp.	15	1,478
Eldorado Resorts, Inc.*	183	1,431
Commercial Vehicle Group, Inc.*	198	1,428
Jamba, Inc.*	92	1,425
Black Diamond, Inc.*	150	1,386
Intrawest Resorts Holdings, Inc.*	119	1,383
Metaldyne Performance Group, Inc.	76	1,379
Monarch Casino & Resort, Inc.*	67	1,378
Bravo Brio Restaurant Group, Inc.*	100	1,355
Sportsman's Warehouse Holdings, Inc.*	118	1,342
Bojangles', Inc.*	54	1,288
Weyco Group, Inc.	43	1,282
Papa Murphy's Holdings, Inc.*	60	1,243
JAKKS Pacific, Inc.*	125	1,236
Vince Holding Corp.*	102	1,222
Escalade, Inc.	66	1,214
Noodles & Co.*	83	1,212
Morgans Hotel Group Co.*	179	1,206
Destination XL Group, Inc.*	237	1,187
AV Homes, Inc.*	82	1,178
West Marine, Inc.*	119	1,147
Skullcandy, Inc.*	145	1,112
VOXX International Corp. — Class A*	131	1,085
Kona Grill, Inc.*	55	1,068
Lifetime Brands, Inc.	71	1,049
Green Brick Partners, Inc.*	93	1,018
New Home Company, Inc.*	59	1,017
Accuride Corp.*	257	989
Christopher & Banks Corp.*	246	986
Superior Uniform Group, Inc.	48	794
Johnson Outdoors, Inc. — Class A	33	777
Tilly's, Inc. — Class A*	74	716
Systemax, Inc.*	75	648
Flex Pharma, Inc.*	36	619
Castle Brands, Inc.*	433	602
Quiksilver, Inc.*	903	599
Empire Resorts, Inc.*	102	519
Marine Products Corp.	71	443
Blue Bird Corp.*	33	429
bebe stores, Inc.	188	376
Total Consumer, Cyclical		1,661,836
Industrial - 5.5%
Berry Plastics Group, Inc.*	785	25,434
Teledyne Technologies, Inc.*	233	24,583
Woodward, Inc.	431	23,700
Belden, Inc.	282	22,907
Curtiss-Wright Corp.	314	22,746
FEI Co.	274	22,723
XPO Logistics, Inc.*	470	21,234
EnerSys	294	20,665
CLARCOR, Inc.	331	20,600
EMCOR Group, Inc.	414	19,777
Esterline Technologies Corp.*	205	19,545
Generac Holdings, Inc.*	457	18,166
Moog, Inc. — Class A*	256	18,094
Polypore International, Inc.*	297	17,784
Louisiana-Pacific Corp.*	941	16,026
Rexnord Corp.*	669	15,995
IMAX Corp.*	392	15,786
KLX, Inc.*	342	15,092
Con-way, Inc.	375	14,388
Littelfuse, Inc.	149	14,139
Barnes Group, Inc.	362	14,114
Masonite International Corp.*	199	13,953
Universal Display Corp.*	266	13,760
Tech Data Corp.*	238	13,699
Dycom Industries, Inc.*	225	13,241
HEICO Corp. — Class A	260	13,200
Swift Transportation Co. — Class A*	582	13,193
Mueller Industries, Inc.	376	13,055
KapStone Paper and Packaging Corp.	562	12,993
Hillenbrand, Inc.	416	12,771
Matson, Inc.	287	12,066
Scorpio Tankers, Inc.	1,180	11,907
TASER International, Inc.*	353	11,758
RBC Bearings, Inc.*	154	11,051
Knight Transportation, Inc.	413	11,044
Sanmina Corp.*	546	11,007
Forward Air Corp.	205	10,713
Applied Industrial Technologies, Inc.	265	10,507
Trex Company, Inc.*	212	10,479
Proto Labs, Inc.*	154	10,392
Vishay Intertechnology, Inc.	879	10,267
Tetra Tech, Inc.	398	10,205
Apogee Enterprises, Inc.	193	10,160
Franklin Electric Company, Inc.	314	10,152
Knowles Corp.*	552	9,991
Coherent, Inc.*	157	9,966
Plexus Corp.*	222	9,741
Mueller Water Products, Inc. — Class A	1,062	9,664
Watts Water Technologies, Inc. — Class A	186	9,644
Hub Group, Inc. — Class A*	238	9,601
Boise Cascade Co.*	261	9,573
Simpson Manufacturing Company, Inc.	278	9,452
MSA Safety, Inc.	193	9,362
OSI Systems, Inc.*	131	9,273
Granite Construction, Inc.	260	9,233
Drew Industries, Inc.	159	9,226

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Industrial - 5.5% (continued)
Actuant Corp. — Class A	393	$9,074
Atlas Air Worldwide Holdings, Inc.*	165	9,068
Astronics Corp.*	126	8,932
Headwaters, Inc.*	487	8,874
TriMas Corp.*	299	8,850
AZZ, Inc.	170	8,806
MasTec, Inc.*	441	8,763
Itron, Inc.*	254	8,748
Harsco Corp.	529	8,729
EnPro Industries, Inc.	151	8,640
Aerojet Rocketdyne Holdings, Inc.*	413	8,512
Nordic American Tankers Ltd.	589	8,381
Greenbrier Companies, Inc.	174	8,151
Rogers Corp.*	123	8,135
Tennant Co.	122	7,971
Brady Corp. — Class A	315	7,793
Exponent, Inc.	172	7,701
Werner Enterprises, Inc.	293	7,691
Kaman Corp.	180	7,549
Benchmark Electronics, Inc.*	346	7,536
AAR Corp.	234	7,458
Albany International Corp. — Class A	187	7,443
Advanced Energy Industries, Inc.*	270	7,422
HEICO Corp.	127	7,404
John Bean Technologies Corp.	193	7,255
Chart Industries, Inc.*	202	7,222
Greif, Inc. — Class A	200	7,170
Sturm Ruger & Company, Inc.	123	7,067
TimkenSteel Corp.	260	7,018
US Ecology, Inc.	143	6,967
Tidewater, Inc.	306	6,955
TAL International Group, Inc.*	220	6,952
Methode Electronics, Inc.	253	6,945
Universal Forest Products, Inc.	133	6,920
Lindsay Corp.	78	6,857
Cubic Corp.	143	6,804
Heartland Express, Inc.	333	6,737
Standex International Corp.	84	6,714
II-VI, Inc.*	346	6,567
Saia, Inc.*	166	6,522
Advanced Drainage Systems, Inc.	220	6,453
ESCO Technologies, Inc.	172	6,435
RTI International Metals, Inc.*	203	6,399
Ship Finance International Ltd.	392	6,397
General Cable Corp.	323	6,373
Echo Global Logistics, Inc.*	195	6,369
CIRCOR International, Inc.	113	6,162
Federal Signal Corp.	413	6,158
Badger Meter, Inc.	96	6,095
UTI Worldwide, Inc.*	609	6,084
AAON, Inc.	270	6,080
Encore Wire Corp.	137	6,068
Smith & Wesson Holding Corp.*	355	5,889
Sun Hydraulics Corp.	150	5,717
Briggs & Stratton Corp.	295	5,682
Comfort Systems USA, Inc.	246	5,646
GasLog Ltd.	275	5,486
ArcBest Corp.	172	5,470
FARO Technologies, Inc.*	115	5,371
Tutor Perini Corp.*	248	5,352
Nortek, Inc.*	64	5,320
LSB Industries, Inc.*	130	5,309
Astec Industries, Inc.	125	5,228
Rofin-Sinar Technologies, Inc.*	186	5,134
Raven Industries, Inc.	250	5,083
Newport Corp.*	263	4,986
Quanex Building Products Corp.	224	4,800
Roadrunner Transportation Systems, Inc.*	186	4,799
DHT Holdings, Inc.	613	4,763
Altra Industrial Motion Corp.	174	4,729
Fluidigm Corp.*	190	4,598
Aegion Corp. — Class A*	242	4,583
PGT, Inc.*	315	4,571
Fabrinet*	234	4,383
Continental Building Products, Inc.*	206	4,365
Hyster-Yale Materials Handling, Inc.	63	4,365
Hornbeck Offshore Services, Inc.*	211	4,332
MYR Group, Inc.*	138	4,272
Summit Materials, Inc. — Class A*	166	4,233
CTS Corp.	219	4,220
Gibraltar Industries, Inc.*	204	4,155
Haynes International, Inc.	82	4,044
AVX Corp.	300	4,038
GrafTech International Ltd.*	794	3,938
Builders FirstSource, Inc.*	306	3,929
TTM Technologies, Inc.*	391	3,903
DXP Enterprises, Inc.*	83	3,860
Textainer Group Holdings Ltd.	146	3,797
Celadon Group, Inc.	180	3,722
Teekay Tankers Ltd. — Class A	559	3,695
Air Transport Services Group, Inc.*	348	3,651
Tredegar Corp.	165	3,648
US Concrete, Inc.*	96	3,637
Griffon Corp.	226	3,598
Gorman-Rupp Co.	126	3,538
Blount International, Inc.*	321	3,505
Alamo Group, Inc.	64	3,497
Argan, Inc.	86	3,468
Marten Transport Ltd.	158	3,429
GSI Group, Inc.*	227	3,412
Kadant, Inc.	72	3,398
Aerovironment, Inc.*	130	3,390
Columbus McKinnon Corp.	133	3,325
Lydall, Inc.*	112	3,311
NN, Inc.	126	3,216
Patrick Industries, Inc.*	84	3,196
Myers Industries, Inc.	161	3,059
American Railcar Industries, Inc.	62	3,016

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Industrial - 5.5% (continued)
Quality Distribution, Inc.*	185	$2,860
GP Strategies Corp.*	86	2,859
Checkpoint Systems, Inc.	278	2,830
Kimball Electronics, Inc.*	193	2,816
Park-Ohio Holdings Corp.	58	2,811
YRC Worldwide, Inc.*	216	2,804
Era Group, Inc.*	136	2,785
Dorian LPG Ltd.*	163	2,719
NCI Building Systems, Inc.*	179	2,698
Park Electrochemical Corp.	135	2,587
National Presto Industries, Inc.	32	2,570
NVE Corp.	32	2,509
Global Brass & Copper Holdings, Inc.	142	2,415
LB Foster Co. — Class A	69	2,388
CAI International, Inc.*	114	2,347
Insteel Industries, Inc.	122	2,281
PowerSecure International, Inc.*	148	2,184
Stoneridge, Inc.*	185	2,166
American Science & Engineering, Inc.	49	2,147
Powell Industries, Inc.	60	2,110
Mistras Group, Inc.*	111	2,107
Trinseo S.A.*	76	2,040
Furmanite Corp.*	249	2,022
Navios Maritime Holdings, Inc.	537	1,998
Navios Maritime Acquisition Corp.	542	1,946
Scorpio Bulkers, Inc.*	1,188	1,936
Covenant Transportation Group, Inc. — Class A*	76	1,905
Stock Building Supply Holdings, Inc.*	97	1,896
Kratos Defense & Security Solutions, Inc.*	299	1,884
Ducommun, Inc.*	73	1,874
Chase Corp.	46	1,829
Sparton Corp.*	65	1,776
Frontline Ltd.*	710	1,732
Applied Optoelectronics, Inc.*	99	1,719
Golden Ocean Group Ltd.	441	1,698
FreightCar America, Inc.	81	1,691
Mesa Laboratories, Inc.	19	1,689
Power Solutions International, Inc.*	31	1,675
Ply Gem Holdings, Inc.*	142	1,674
CECO Environmental Corp.	142	1,609
ZAGG, Inc.*	192	1,521
Hurco Companies, Inc.	43	1,489
Casella Waste Systems, Inc. — Class A*	261	1,464
VSE Corp.	27	1,445
AEP Industries, Inc.*	26	1,435
Ardmore Shipping Corp.	118	1,429
Bel Fuse, Inc. — Class B	68	1,395
USA Truck, Inc.*	65	1,380
Graham Corp.	67	1,373
Orion Marine Group, Inc.*	185	1,336
LSI Industries, Inc.	143	1,336
Vicor Corp.*	109	1,329
Xerium Technologies, Inc.*	73	1,329
Multi-Fineline Electronix, Inc.*	60	1,312
Radiant Logistics, Inc.*	176	1,287
Northwest Pipe Co.*	63	1,283
Hill International, Inc.*	241	1,268
Vishay Precision Group, Inc.*	83	1,250
Heritage-Crystal Clean, Inc.*	83	1,220
Control4 Corp.*	137	1,218
Universal Truckload Services, Inc.	55	1,208
PAM Transportation Services, Inc.*	20	1,161
Core Molding Technologies, Inc.*	50	1,142
TRC Companies, Inc.*	111	1,127
Olympic Steel, Inc.	60	1,046
Twin Disc, Inc.	55	1,025
Nordic American Offshore Ltd.	125	1,018
Eagle Bulk Shipping, Inc.*	144	1,004
Imprivata, Inc.*	60	982
Allied Motion Technologies, Inc.	40	898
Fenix Parts, Inc.*	89	892
Lawson Products, Inc.*	37	869
Safe Bulkers, Inc.[1]	250	805
Omega Flex, Inc.	19	716
Handy & Harman Ltd.*	17	589
NL Industries, Inc.*	45	333
Ultrapetrol Bahamas Ltd.*	141	159
Total Industrial		1,541,893
Technology - 4.9%
Manhattan Associates, Inc.*	487	29,049
Tyler Technologies, Inc.*	222	28,722
MAXIMUS, Inc.	435	28,593
Aspen Technology, Inc.*	564	25,690
Cavium, Inc.*	365	25,116
Verint Systems, Inc.*	405	24,602
Guidewire Software, Inc.*	463	24,507
EPAM Systems, Inc.*	322	22,936
Dealertrack Technologies, Inc.*	362	22,731
Microsemi Corp.*	628	21,949
Ambarella, Inc.*,1	207	21,257
Integrated Device Technology, Inc.*	979	21,244
Qlik Technologies, Inc.*	603	21,081
Synaptics, Inc.*	243	21,076
Medidata Solutions, Inc.*	365	19,826
ACI Worldwide, Inc.*	771	18,943
Fair Isaac Corp.	205	18,610
Blackbaud, Inc.	310	17,655
Mentor Graphics Corp.	660	17,444
Convergys Corp.	653	16,644
Proofpoint, Inc.*	260	16,554
Science Applications International Corp.	303	16,014
Demandware, Inc.*	220	15,638
Take-Two Interactive Software, Inc.*	559	15,412
Advent Software, Inc.	348	15,385
Silicon Laboratories, Inc.*	282	15,231
Diebold, Inc.	421	14,735

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Technology - 4.9% (continued)
Cirrus Logic, Inc.*	419	$14,259
SYNNEX Corp.	190	13,906
Entegris, Inc.*	926	13,492
Electronics for Imaging, Inc.*	310	13,488
Fairchild Semiconductor International, Inc. — Class A*	769	13,365
MKS Instruments, Inc.	352	13,355
Monolithic Power Systems, Inc.	261	13,235
Tessera Technologies, Inc.	347	13,179
CACI International, Inc. — Class A*	160	12,942
CommVault Systems, Inc.*	299	12,681
Cornerstone OnDemand, Inc.*	356	12,389
Imperva, Inc.*	175	11,848
FleetMatics Group plc*	252	11,801
Synchronoss Technologies, Inc.*	256	11,707
Stratasys Ltd.*	330	11,527
IGATE Corp.*	239	11,398
Rambus, Inc.*	762	11,041
Intersil Corp. — Class A	870	10,884
MicroStrategy, Inc. — Class A*	61	10,375
Virtusa Corp.*	196	10,074
OmniVision Technologies, Inc.*	384	10,059
Advanced Micro Devices, Inc.*	4,128	9,907
PMC-Sierra, Inc.*	1,152	9,861
Syntel, Inc.*	207	9,828
Infoblox, Inc.*	374	9,803
Envestnet, Inc.*	233	9,420
Nimble Storage, Inc.*	330	9,260
Progress Software Corp.*	334	9,185
Rovi Corp.*	574	9,155
Acxiom Corp.*	516	9,071
NetScout Systems, Inc.*,1	247	9,057
Omnicell, Inc.*	239	9,012
MedAssets, Inc.*	399	8,802
Power Integrations, Inc.	194	8,765
Semtech Corp.*	438	8,694
QLogic Corp.*	576	8,173
Cray, Inc.*	270	7,968
InvenSense, Inc. — Class A*,1	512	7,731
Cabot Microelectronics Corp.*	163	7,679
Veeco Instruments, Inc.*	267	7,674
Insight Enterprises, Inc.*	256	7,657
ExlService Holdings, Inc.*	220	7,608
Bottomline Technologies de, Inc.*	270	7,509
AVG Technologies N.V.*	270	7,347
Super Micro Computer, Inc.*	243	7,188
SPS Commerce, Inc.*	109	7,172
Paycom Software, Inc.*	205	7,001
CSG Systems International, Inc.	216	6,839
Luxoft Holding, Inc.*	120	6,786
MTS Systems Corp.	98	6,757
BroadSoft, Inc.*	192	6,637
RealPage, Inc.*	348	6,636
Qualys, Inc.*	164	6,617
Unisys Corp.*	330	6,597
Monotype Imaging Holdings, Inc.	264	6,365
Sykes Enterprises, Inc.*	257	6,232
HubSpot, Inc.*	123	6,098
Constant Contact, Inc.*	212	6,097
Diodes, Inc.*	248	5,979
M/A-COM Technology Solutions Holdings, Inc.*	154	5,891
Ebix, Inc.	177	5,772
Inphi Corp.*	252	5,761
Callidus Software, Inc.*	365	5,687
Quality Systems, Inc.	330	5,468
Pegasystems, Inc.	236	5,402
Brooks Automation, Inc.	446	5,107
Interactive Intelligence Group, Inc.*	114	5,070
2U, Inc.*	157	5,054
Glu Mobile, Inc.*	792	4,918
Integrated Silicon Solution, Inc.	210	4,649
ManTech International Corp. — Class A	160	4,640
Lattice Semiconductor Corp.*	771	4,541
Photronics, Inc.*	439	4,175
MaxLinear, Inc. — Class A*	341	4,126
Micrel, Inc.	295	4,101
inContact, Inc.*	406	4,007
Computer Programs & Systems, Inc.	75	4,007
Cvent, Inc.*	153	3,944
Amkor Technology, Inc.*	652	3,899
Actua Corp.*	268	3,822
LivePerson, Inc.*	377	3,698
Epiq Systems, Inc.	214	3,612
Applied Micro Circuits Corp.*	535	3,611
FormFactor, Inc.*	380	3,496
Ultratech, Inc.*	182	3,378
PROS Holdings, Inc.*	158	3,335
Mercury Systems, Inc.*	226	3,309
Rally Software Development Corp.*	169	3,287
RealD, Inc.*	266	3,280
Tangoe, Inc.*	258	3,246
Globant S.A.*	100	3,043
Silver Spring Networks, Inc.*	241	2,991
Engility Holdings, Inc.	118	2,969
TeleTech Holdings, Inc.	107	2,898
PDF Solutions, Inc.*	178	2,848
Avid Technology, Inc.*	209	2,788
Sigma Designs, Inc.*	230	2,744
Xcerra Corp.*	360	2,725
SciQuest, Inc.*	182	2,695
CEVA, Inc.*	136	2,642
Nanometrics, Inc.*	158	2,547
Exar Corp.*	260	2,543
Rudolph Technologies, Inc.*	211	2,534
IXYS Corp.	164	2,509
Dot Hill Systems Corp.*	404	2,472
Quantum Corp.*	1,422	2,389
Immersion Corp.*	185	2,344
Digimarc Corp.*	51	2,302
Benefitfocus, Inc.*	52	2,280
Cohu, Inc.	171	2,262
Axcelis Technologies, Inc.*	750	2,220

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Technology - 4.9% (continued)
Merge Healthcare, Inc.*	456	$2,189
Barracuda Networks, Inc.*	53	2,100
KEYW Holding Corp.*,1	221	2,060
OPOWER, Inc.*	171	1,968
Eastman Kodak Co.*	116	1,949
Vocera Communications, Inc.*	170	1,947
Pericom Semiconductor Corp.	148	1,946
Press Ganey Holdings, Inc.*	67	1,921
Everyday Health, Inc.*	141	1,802
Castlight Health, Inc. — Class B*	221	1,799
Ciber, Inc.*	521	1,797
QAD, Inc. — Class A	68	1,797
Model N, Inc.*	138	1,644
Sapiens International Corporation N.V.	158	1,640
InnerWorkings, Inc.*	245	1,634
Mattson Technology, Inc.*	486	1,628
Jive Software, Inc.*	308	1,617
Digi International, Inc.*	165	1,576
American Software, Inc. — Class A	165	1,568
Seachange International, Inc.*	220	1,542
DSP Group, Inc.*	148	1,529
Kopin Corp.*	439	1,515
MobileIron, Inc.*	254	1,501
Silicon Graphics International Corp.*	230	1,488
Brightcove, Inc.*	215	1,475
Violin Memory, Inc.*	599	1,468
Carbonite, Inc.*	120	1,417
Cascade Microtech, Inc.*	90	1,370
New Relic, Inc.*	38	1,337
Varonis Systems, Inc.*	59	1,303
Ultra Clean Holdings, Inc.*	209	1,302
Alpha & Omega Semiconductor Ltd.*	145	1,267
Hortonworks, Inc.*	50	1,266
Datalink Corp.*	136	1,216
Guidance Software, Inc.*	126	1,067
EMCORE Corp.*	161	969
Digital Turbine, Inc.*	317	957
Agilysys, Inc.*	101	927
Imation Corp.*	228	926
Park City Group, Inc.*	70	867
Five9, Inc.*	156	816
Amber Road, Inc.*	116	814
ExOne Co.*	69	766
Workiva, Inc.*	48	664
Apigee Corp.*	33	328
Code Rebel Corp.*	7	227
Total Technology		1,365,760
Communications - 2.8%
Houghton Mifflin Harcourt Co.*	901	22,705
j2 Global, Inc.	318	21,604
Ciena Corp.*	776	18,376
Infinera Corp.*	856	17,959
ViaSat, Inc.*	282	16,993
GrubHub, Inc.*	489	16,659
Time, Inc.	723	16,636
Plantronics, Inc.	259	14,584
InterDigital, Inc.	238	13,540
DigitalGlobe, Inc.*	479	13,311
Meredith Corp.	243	12,672
New York Times Co. — Class A	908	12,394
Finisar Corp.*	686	12,259
Anixter International, Inc.*	188	12,248
Sinclair Broadcast Group, Inc. — Class A	438	12,224
comScore, Inc.*	227	12,089
Shutterfly, Inc.*	248	11,857
Nexstar Broadcasting Group, Inc. — Class A	207	11,592
WebMD Health Corp. — Class A*	250	11,070
NeuStar, Inc. — Class A*	366	10,691
LogMeIn, Inc.*	163	10,512
Media General, Inc.*	632	10,441
West Corp.	344	10,354
Cogent Communications Holdings, Inc.	304	10,286
Polycom, Inc.*	892	10,204
EW Scripps Co. — Class A	390	8,912
Orbitz Worldwide, Inc.*	731	8,348
Gogo, Inc.*	371	7,951
Endurance International Group Holdings, Inc.*	384	7,933
NIC, Inc.	433	7,915
Zendesk, Inc.*	350	7,774
Scholastic Corp.	176	7,767
Shutterstock, Inc.*	130	7,623
Consolidated Communications Holdings, Inc.	334	7,018
Web.com Group, Inc.*	289	7,000
Stamps.com, Inc.*	94	6,916
NETGEAR, Inc.*	229	6,875
Globalstar, Inc.*,1	3,123	6,589
Gray Television, Inc.*	416	6,523
RingCentral, Inc. — Class A*	351	6,490
Ubiquiti Networks, Inc.	202	6,447
Marketo, Inc.*	229	6,426
Vonage Holdings Corp.*	1,226	6,020
Gigamon, Inc.*	181	5,971
VASCO Data Security International, Inc.*	194	5,857
ADTRAN, Inc.	352	5,720
MDC Partners, Inc. — Class A	287	5,655
zulily, Inc. — Class A*	426	5,555
Loral Space & Communications, Inc.*	87	5,491
Shenandoah Telecommunications Co.	160	5,477
Cincinnati Bell, Inc.*	1,385	5,291
New Media Investment Group, Inc.	295	5,289
8x8, Inc.*	582	5,215
Ruckus Wireless, Inc.*	497	5,139
EarthLink Holdings Corp.	681	5,101
HealthStream, Inc.*	167	5,080
Ixia*	400	4,976
Wayfair, Inc. — Class A*	131	4,931
Iridium Communications, Inc.*	542	4,927

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Communications - 2.8% (continued)
Atlantic Tele-Network, Inc.	68	$4,697
Bankrate, Inc.*	441	4,626
RetailMeNot, Inc.*	253	4,511
Perficient, Inc.*	234	4,502
CalAmp Corp.*	239	4,364
Blucora, Inc.*	270	4,361
Coupons.com, Inc.*	398	4,294
Windstream Holdings, Inc.	655	4,179
Inteliquent, Inc.	222	4,085
Harmonic, Inc.*	585	3,996
Global Eagle Entertainment, Inc.*	306	3,984
Chegg, Inc.*	504	3,951
General Communication, Inc. — Class A*	231	3,929
GTT Communications, Inc.*	160	3,819
TrueCar, Inc.*	318	3,813
Textura Corp.*	131	3,646
Q2 Holdings, Inc.*	128	3,616
Pacific DataVision, Inc.*	85	3,581
Entravision Communications Corp. — Class A	421	3,465
FTD Companies, Inc.*	121	3,411
Internap Corp.*	363	3,358
World Wrestling Entertainment, Inc. — Class A	199	3,284
Premiere Global Services, Inc.*	307	3,159
Intralinks Holdings, Inc.*	265	3,156
Comtech Telecommunications Corp.	107	3,108
Comverse, Inc.*	150	3,012
Wix.com Ltd.*	124	2,929
ShoreTel, Inc.*	426	2,888
XO Group, Inc.*	175	2,861
ePlus, Inc.*	37	2,836
Lands' End, Inc.*	109	2,706
ORBCOMM, Inc.*	395	2,666
Safeguard Scientifics, Inc.*	137	2,666
Tribune Publishing Co.	171	2,657
Lionbridge Technologies, Inc.*	425	2,622
DHI Group, Inc.*	294	2,614
FairPoint Communications, Inc.*	138	2,514
Rubicon Project, Inc.*	168	2,513
RigNet, Inc.*	80	2,446
Spok Holdings, Inc.	144	2,425
Blue Nile, Inc.*	78	2,370
Bazaarvoice, Inc.*	402	2,368
Sonus Networks, Inc.*	326	2,256
Calix, Inc.*	293	2,230
Lumos Networks Corp.	150	2,219
Black Box Corp.	101	2,020
Straight Path Communications, Inc. — Class B*	61	2,000
Boingo Wireless, Inc.*	241	1,991
IDT Corp. — Class B	110	1,989
Zix Corp.*	380	1,965
Entercom Communications Corp. — Class A*	168	1,919
Cumulus Media, Inc. — Class A*	942	1,912
Harte-Hanks, Inc.	318	1,895
Hawaiian Telcom Holdco, Inc.*	71	1,853
Intelsat S.A.*	186	1,845
Etsy, Inc.*	130	1,827
Alliance Fiber Optic Products, Inc.	96	1,781
Overstock.com, Inc.*	79	1,781
Angie's List, Inc.*	289	1,780
Extreme Networks, Inc.*	661	1,778
1-800-Flowers.com, Inc. — Class A*	165	1,726
Yodlee, Inc.*	119	1,718
ChannelAdvisor Corp.*	143	1,709
NeoPhotonics Corp.*	181	1,653
Box, Inc. — Class A*	85	1,584
Limelight Networks, Inc.*	402	1,584
Liquidity Services, Inc.*	159	1,531
QuinStreet, Inc.*	235	1,516
Telenav, Inc.*	187	1,505
United Online, Inc.*	95	1,489
Oclaro, Inc.*	646	1,460
A10 Networks, Inc.*	222	1,430
KVH Industries, Inc.*	106	1,426
Rocket Fuel, Inc.*	173	1,419
Daily Journal Corp.*	7	1,376
Marin Software, Inc.*	198	1,335
Journal Media Group, Inc.	160	1,326
TubeMogul, Inc.*	91	1,300
Martha Stewart Living Omnimedia, Inc. — Class A*	204	1,273
Millennial Media, Inc.*	784	1,270
VirnetX Holding Corp.*	299	1,256
Reis, Inc.	56	1,242
Clearfield, Inc.*	74	1,177
TechTarget, Inc.*	129	1,152
HC2 Holdings, Inc.*	128	1,146
TeleCommunication Systems, Inc. — Class A*	332	1,099
Aerohive Networks, Inc.*	153	1,068
Marchex, Inc. — Class B	215	1,064
Central European Media Enterprises Ltd. — Class A*	487	1,062
Crown Media Holdings, Inc. — Class A*	228	1,031
Sizmek, Inc.*	142	1,008
Cyan, Inc.*	190	996
Saga Communications, Inc. — Class A	24	908
EVINE Live, Inc.*	328	882
ModusLink Global Solutions, Inc.*	249	847
RealNetworks, Inc.*	153	828
Hemisphere Media Group, Inc.*	67	797
Novatel Wireless, Inc.*	245	796
Preformed Line Products Co.	18	679
Townsquare Media, Inc. — Class A*	45	611
NTELOS Holdings Corp.	115	531
Travelzoo, Inc.*	46	519
Corindus Vascular Robotics, Inc.*	146	512

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Communications - 2.8% (continued)
Connecture, Inc.*	44	$465
MaxPoint Interactive, Inc.*	44	356
Total Communications		788,153
Energy - 1.6%
SemGroup Corp. — Class A	290	23,049
Western Refining, Inc.	468	20,415
Carrizo Oil & Gas, Inc.*	340	16,743
Exterran Holdings, Inc.	457	14,922
Oasis Petroleum, Inc.*	903	14,314
PDC Energy, Inc.*	264	14,161
Delek US Holdings, Inc.	379	13,955
Oil States International, Inc.*	335	12,473
Ultra Petroleum Corp.*	995	12,457
Bristow Group, Inc.	230	12,259
Matador Resources Co.*	483	12,075
Rosetta Resources, Inc.*	500	11,570
Atwood Oceanics, Inc.	420	11,104
MRC Global, Inc.*	668	10,314
RSP Permian, Inc.*	358	10,063
Pattern Energy Group, Inc.	340	9,649
Parsley Energy, Inc. — Class A*	548	9,546
Unit Corp.*	327	8,868
Helix Energy Solutions Group, Inc.*	699	8,828
SEACOR Holdings, Inc.*	121	8,584
McDermott International, Inc.*	1,576	8,416
Forum Energy Technologies, Inc.*	392	7,950
Synergy Resources Corp.*	685	7,830
Green Plains, Inc.	251	6,915
Bonanza Creek Energy, Inc.*	327	5,968
SunCoke Energy, Inc.	431	5,603
CARBO Ceramics, Inc.	130	5,412
Thermon Group Holdings, Inc.*	212	5,103
Primoris Services Corp.	256	5,069
C&J Energy Services Ltd.*	371	4,897
Stone Energy Corp.*	378	4,759
Newpark Resources, Inc.*	555	4,512
Flotek Industries, Inc.*	353	4,423
Peabody Energy Corp.	1,803	3,949
Alon USA Energy, Inc.	206	3,893
Callon Petroleum Co.*	435	3,619
FMSA Holdings, Inc.*	418	3,423
Sanchez Energy Corp.*	348	3,410
TETRA Technologies, Inc.*	526	3,356
Renewable Energy Group, Inc.*	289	3,341
Matrix Service Co.*	176	3,217
Bill Barrett Corp.*	330	2,835
Plug Power, Inc.*	1,145	2,805
Tesco Corp.	257	2,801
Halcon Resources Corp.*	2,414	2,800
REX American Resources Corp.*	44	2,800
Northern Oil and Gas, Inc.*	407	2,755
Pioneer Energy Services Corp.*	425	2,695
Parker Drilling Co.*	807	2,679
Clean Energy Fuels Corp.*,1	470	2,641
Magnum Hunter Resources Corp.*,1	1,375	2,571
Clayton Williams Energy, Inc.*	39	2,564
PHI, Inc.*	83	2,492
SandRidge Energy, Inc.*	2,810	2,464
Westmoreland Coal Co.*	118	2,452
Panhandle Oil and Gas, Inc. — Class A	109	2,255
Basic Energy Services, Inc.*	281	2,122
FutureFuel Corp.	161	2,072
Penn Virginia Corp.*	473	2,072
Trecora Resources*	133	2,008
Geospace Technologies Corp.*	87	2,005
Gulfmark Offshore, Inc. — Class A	169	1,960
Par Petroleum Corp.*	104	1,947
Natural Gas Services Group, Inc.*	84	1,917
Cloud Peak Energy, Inc.*	403	1,878
Abraxas Petroleum Corp.*	620	1,829
Rex Energy Corp.*	318	1,778
Jones Energy, Inc. — Class A*	189	1,710
Pacific Ethanol, Inc.*	163	1,682
Solazyme, Inc.*,1	529	1,661
Eclipse Resources Corp.*,1	315	1,657
Vivint Solar, Inc.*	136	1,655
Gastar Exploration, Inc.*	535	1,653
Energy XXI Ltd.[1]	624	1,641
Approach Resources, Inc.*	239	1,637
FuelCell Energy, Inc.*	1,655	1,617
Key Energy Services, Inc.*	879	1,582
Seventy Seven Energy, Inc.*	365	1,566
Triangle Petroleum Corp.*,1	308	1,546
Contango Oil & Gas Co.*	115	1,411
Enphase Energy, Inc.*	181	1,377
W&T Offshore, Inc.	231	1,266
EXCO Resources, Inc.	1,043	1,231
Evolution Petroleum Corp.	163	1,074
ION Geophysical Corp.*	931	996
Independence Contract Drilling, Inc.*	108	958
TransAtlantic Petroleum Ltd.*	171	874
Isramco, Inc.*	6	828
Adams Resources & Energy, Inc.	14	624
Hallador Energy Co.	72	600
North Atlantic Drilling Ltd.	472	562
Erin Energy Corp.*	90	352
Earthstone Energy, Inc.*	9	176
Total Energy		453,547
Utilities - 1.4%
Dynegy, Inc.*	846	24,746
Cleco Corp.	399	21,486
IDACORP, Inc.	332	18,638
Piedmont Natural Gas Company, Inc.	520	18,362
WGL Holdings, Inc.	328	17,807
Portland General Electric Co.	517	17,144
UIL Holdings Corp.	374	17,137
Southwest Gas Corp.	309	16,442
New Jersey Resources Corp.	565	15,566
NorthWestern Corp.	311	15,161
ALLETE, Inc.	322	14,938
Laclede Group, Inc.	286	14,889

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 44.7% (continued)
Utilities - 1.4% (continued)
ONE Gas, Inc.	347	$14,768
PNM Resources, Inc.	526	12,940
Black Hills Corp.	296	12,920
Avista Corp.	411	12,597
South Jersey Industries, Inc.	452	11,178
Abengoa Yield plc	322	10,085
American States Water Co.	249	9,310
Talen Energy Corp.*	542	9,301
Ormat Technologies, Inc.	246	9,269
El Paso Electric Co.	267	9,254
MGE Energy, Inc.	229	8,869
Northwest Natural Gas Co.	180	7,592
California Water Service Group	316	7,221
Otter Tail Corp.	248	6,597
Empire District Electric Co.	288	6,278
Chesapeake Utilities Corp.	101	5,439
NRG Yield, Inc. — Class A	227	4,992
NRG Yield, Inc. — Class C	227	4,969
SJW Corp.	105	3,222
Unitil Corp.	92	3,038
Connecticut Water Service, Inc.	74	2,528
Atlantic Power Corp.	805	2,479
Middlesex Water Co.	107	2,414
PICO Holdings, Inc.*	152	2,237
York Water Co.	85	1,773
EnerNOC, Inc.*	179	1,736
Consolidated Water Company Ltd.	95	1,197
Artesian Resources Corp. — Class A	52	1,097
Ameresco, Inc. — Class A*	132	1,010
Genie Energy Ltd. — Class B*	82	859
Spark Energy, Inc. — Class A	20	315
Total Utilities		399,800
Basic Materials - 1.4%
PolyOne Corp.	589	23,072
Sensient Technologies Corp.	309	21,117
Axiall Corp.	464	16,728
Minerals Technologies, Inc.	229	15,602
Olin Corp.	512	13,798
HB Fuller Co.	333	13,526
Carpenter Technology Corp.	327	12,649
Chemtura Corp.*	444	12,570
Commercial Metals Co.	764	12,286
Balchem Corp.	205	11,423
US Silica Holdings, Inc.	353	10,365
Worthington Industries, Inc.	317	9,529
Kaiser Aluminum Corp.	113	9,388
Stillwater Mining Co.*	797	9,237
A. Schulman, Inc.	193	8,438
Ferro Corp.*	482	8,088
Schweitzer-Mauduit International, Inc.	201	8,015
Quaker Chemical Corp.	88	7,818
Globe Specialty Metals, Inc.	429	7,593
Innophos Holdings, Inc.	138	7,264
Clearwater Paper Corp.*	126	7,220
Innospec, Inc.	160	7,206
Stepan Co.	127	6,872
Calgon Carbon Corp.	348	6,744
OM Group, Inc.	200	6,720
Neenah Paper, Inc.	110	6,486
Hecla Mining Co.	2,445	6,430
PH Glatfelter Co.	286	6,289
Tronox Ltd. — Class A	420	6,145
Coeur Mining, Inc.*	898	5,128
Kraton Performance Polymers, Inc.*	207	4,943
Deltic Timber Corp.	73	4,938
Aceto Corp.	192	4,729
Materion Corp.	133	4,688
AK Steel Holding Corp.*	1,174	4,543
Intrepid Potash, Inc.*	371	4,429
Horsehead Holding Corp.*	374	4,383
Cliffs Natural Resources, Inc.	995	4,308
Rayonier Advanced Materials, Inc.	264	4,293
Century Aluminum Co.*	325	3,390
Koppers Holdings, Inc.	136	3,362
Schnitzer Steel Industries, Inc. — Class A	175	3,057
Hawkins, Inc.	70	2,827
American Vanguard Corp.	192	2,650
Landec Corp.*	178	2,569
OMNOVA Solutions, Inc.*	309	2,314
Veritiv Corp.*	53	1,932
KMG Chemicals, Inc.	64	1,628
Rentech, Inc.*	1,515	1,621
Ring Energy, Inc.*	137	1,533
Kronos Worldwide, Inc.	138	1,512
Orchids Paper Products Co.	61	1,468
Energy Fuels, Inc.*	284	1,264
Oil-Dri Corporation of America	32	972
Uranium Energy Corp.*	597	949
United States Lime & Minerals, Inc.	13	756
Valhi, Inc.	124	702
Ryerson Holding Corp.*	72	655
Total Basic Materials		380,161
Diversified - 0.1%
HRG Group, Inc.*	519	6,747
National Bank Holdings Corp. — Class A	245	5,103
Tiptree Financial, Inc. — Class A	196	1,421
Resource America, Inc. — Class A	105	883
Total Diversified		14,154
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	198	6,372
Total Common Stocks
(Cost $9,829,980)		12,469,658

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	54	24

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
WARRANTS†† - 0.0% (continued)
Magnum Hunter Resources Corp.
$8.50, 04/15/16*,1	282	$–
Imperial Holdings, Inc.
$10.75, 10/06/19*	4	–
Total Warrants
(Cost $344)		24

RIGHTS - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15†††,*	513	1,293
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††,*	46	449
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††,*	57	34
BioScrip, Inc.
Expires 07/31/15††,*	472	–
Total Rights
(Cost $570)		1,776

MUTUAL FUNDS†,2 - 20.3%
Guggenheim Strategy Fund I	228,391	5,691,510
Total Mutual Funds
(Cost $5,691,067)		5,691,510

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 10.7%
Federal Home Loan Bank[3]
0.06% due 09/09/15	$3,000,000	2,999,643
Total Federal Agency Discount Notes
(Cost $2,999,656)		2,999,643

REPURCHASE AGREEMENTS††,4 - 25.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	3,924,898	3,924,898
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,952,606	1,952,606
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	1,127,501	1,127,501
Total Repurchase Agreements
(Cost $7,005,005)		7,005,005

SECURITIES LENDING COLLATERAL††,5 - 0.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	54,173	54,173
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	8,668	8,668
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,521	3,521
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,354	1,354
Total Securities Lending Collateral
(Cost $67,716)		67,716
Total Investments - 100.9%
(Cost $25,594,338)		$28,235,332
Other Assets & Liabilities, net - (0.9)%		(253,844)
Total Net Assets - 100.0%		$27,981,488

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[6] (Notional Value $438,203)	349	$(10,198)
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[6] (Notional Value $8,460,128)	6,747	(186,804)
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[6] (Notional Value $20,630,326)	16,452	(306,920)
(Total Notional Value $29,528,657)		$(503,922)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Affiliated issuer — See Note 7.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Repurchase Agreements — See Note 4.
[5]	Securities lending collateral — See Note 5.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1%
Financial - 18.7%
Investors Bancorp, Inc.	4,287	$52,731
Prosperity Bancshares, Inc.	861	49,715
First American Financial Corp.	1,333	49,601
LaSalle Hotel Properties	1,389	49,253
Umpqua Holdings Corp.	2,702	48,610
RLJ Lodging Trust	1,625	48,393
Stifel Financial Corp.*	835	48,213
MGIC Investment Corp.*	4,175	47,511
CubeSmart	2,045	47,362
Highwoods Properties, Inc.	1,156	46,181
CNO Financial Group, Inc.	2,421	44,425
Radian Group, Inc.	2,353	44,142
Webster Financial Corp.	1,116	44,138
Bank of the Ozarks, Inc.	959	43,874
MarketAxess Holdings, Inc.	459	42,582
FirstMerit Corp.	2,038	42,452
Strategic Hotels & Resorts, Inc.*	3,385	41,026
EPR Properties	703	38,510
Sunstone Hotel Investors, Inc.	2,565	38,501
PrivateBancorp, Inc. — Class A	965	38,426
Sovran Self Storage, Inc.	437	37,980
Pebblebrook Hotel Trust	883	37,863
New Residential Investment Corp.	2,446	37,276
PRA Group, Inc.*	594	37,012
Sun Communities, Inc.	573	35,429
Texas Capital Bancshares, Inc.*	563	35,041
United Bankshares, Inc.	854	34,356
DCT Industrial Trust, Inc.	1,091	34,302
Medical Properties Trust, Inc.	2,568	33,666
Western Alliance Bancorporation*	957	32,308
IBERIABANK Corp.	468	31,932
Cathay General Bancorp	982	31,866
MB Financial, Inc.	923	31,788
Susquehanna Bancshares, Inc.	2,241	31,643
DiamondRock Hospitality Co.	2,467	31,602
GEO Group, Inc.	918	31,359
Wintrust Financial Corp.	583	31,121
Colony Capital, Inc. — Class A	1,373	31,098
Janus Capital Group, Inc.	1,805	30,903
WisdomTree Investments, Inc.	1,403	30,817
FNB Corp.	2,148	30,759
BancorpSouth, Inc.	1,187	30,577
Hancock Holding Co.	958	30,570
Valley National Bancorp	2,859	29,476
Xenia Hotels & Resorts, Inc.	1,352	29,392
Primerica, Inc.	631	28,830
National Health Investors, Inc.	462	28,783
Healthcare Realty Trust, Inc.	1,234	28,703
Ryman Hospitality Properties, Inc.	535	28,414
Kennedy-Wilson Holdings, Inc.	1,139	28,009
Fulton Financial Corp.	2,138	27,922
Cousins Properties, Inc.	2,663	27,641
UMB Financial Corp.	484	27,598
Blackhawk Network Holdings, Inc.*	667	27,480
Glacier Bancorp, Inc.	929	27,331
First Financial Bankshares, Inc.	789	27,331
RLI Corp.	531	27,288
Washington Federal, Inc.	1,166	27,226
Financial Engines, Inc.	637	27,060
Hudson Pacific Properties, Inc.	915	25,959
Home BancShares, Inc.	702	25,665
American Equity Investment Life Holding Co.	947	25,550
First Industrial Realty Trust, Inc.	1,361	25,492
Ellie Mae, Inc.*	361	25,194
First Citizens BancShares, Inc. — Class A	95	24,989
Kite Realty Group Trust	1,018	24,909
Acadia Realty Trust	846	24,627
Pinnacle Financial Partners, Inc.	441	23,977
Alexander & Baldwin, Inc.	601	23,679
EverBank Financial Corp.	1,190	23,384
Chambers Street Properties	2,912	23,150
Columbia Banking System, Inc.	709	23,071
CVB Financial Corp.	1,306	22,999
Evercore Partners, Inc. — Class A	426	22,987
DuPont Fabros Technology, Inc.	776	22,853
South State Corp.	297	22,569
Hilltop Holdings, Inc.*	936	22,548
Chesapeake Lodging Trust	733	22,342
Urban Edge Properties	1,074	22,328
EastGroup Properties, Inc.	397	22,323
Symetra Financial Corp.	923	22,309
Washington Real Estate Investment Trust	838	21,746
Invesco Mortgage Capital, Inc.	1,514	21,680
Lexington Realty Trust	2,526	21,420
Equity One, Inc.	902	21,053
Capitol Federal Financial, Inc.	1,729	20,817
Old National Bancorp	1,438	20,793
Trustmark Corp.	831	20,758
Kemper Corp.	535	20,624
Associated Estates Realty Corp.	712	20,385
Mack-Cali Realty Corp.	1,096	20,199
BofI Holding, Inc.*	189	19,979
New York REIT, Inc.	1,997	19,870
BGC Partners, Inc. — Class A	2,253	19,714
Selective Insurance Group, Inc.	700	19,635
National Penn Bancshares, Inc.	1,720	19,402
Hatteras Financial Corp.	1,190	19,397
HFF, Inc. — Class A	464	19,363
CyrusOne, Inc.	654	19,260
Argo Group International Holdings Ltd.	343	19,105
Community Bank System, Inc.	501	18,923
Sabra Health Care REIT, Inc.	728	18,739
Education Realty Trust, Inc.	594	18,628
Essent Group Ltd.*	681	18,625
Horace Mann Educators Corp.	506	18,408
LTC Properties, Inc.	437	18,179
Monogram Residential Trust, Inc.	2,015	18,175
First Midwest Bancorp, Inc.	958	18,173

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financial - 18.7% (continued)
Pennsylvania Real Estate Investment Trust	850	$18,139
Parkway Properties, Inc.	1,040	18,138
Retail Opportunity Investments Corp.	1,155	18,041
American Assets Trust, Inc.	457	17,919
International Bancshares Corp.	666	17,895
WageWorks, Inc.*	439	17,758
Potlatch Corp.	500	17,660
LegacyTexas Financial Group, Inc.	584	17,637
Montpelier Re Holdings Ltd.	445	17,577
FelCor Lodging Trust, Inc.	1,761	17,399
Aircastle Ltd.	767	17,388
Enstar Group Ltd.*	112	17,354
PS Business Parks, Inc.	240	17,316
Simmons First National Corp. — Class A	366	17,085
Sterling Bancorp	1,120	16,464
Gramercy Property Trust, Inc.	704	16,452
Redwood Trust, Inc.	1,036	16,265
Eagle Bancorp, Inc.*	368	16,177
WesBanco, Inc.	472	16,057
Government Properties Income Trust	865	16,046
STAG Industrial, Inc.	800	16,000
PennyMac Mortgage Investment Trust	917	15,983
Westamerica Bancorporation	314	15,904
Ramco-Gershenson Properties Trust	973	15,879
PHH Corp.*	610	15,878
Select Income REIT	765	15,790
Hersha Hospitality Trust	604	15,474
Provident Financial Services, Inc.	806	15,306
Astoria Financial Corp.	1,106	15,252
Third Point Reinsurance Ltd.*	1,033	15,237
Independent Bank Corp.	321	15,052
CYS Investments, Inc.	1,944	15,027
FNFV Group*	969	14,903
Northwest Bancshares, Inc.	1,161	14,884
Greenhill & Company, Inc.	360	14,879
BBCN Bancorp, Inc.	978	14,465
NBT Bancorp, Inc.	542	14,184
iStar Financial, Inc.*	1,051	13,999
Park National Corp.	160	13,979
Summit Hotel Properties, Inc.	1,073	13,960
Boston Private Financial Holdings, Inc.	1,021	13,692
Chemical Financial Corp.	414	13,687
Encore Capital Group, Inc.*	320	13,677
First Financial Bancorp	758	13,599
CoreSite Realty Corp.	299	13,587
Physicians Realty Trust	864	13,271
Ocwen Financial Corp.*	1,300	13,260
Capstead Mortgage Corp.	1,178	13,076
Union Bankshares Corp.	555	12,898
United Community Banks, Inc.	618	12,898
St. Joe Co.*	826	12,827
Renasant Corp.	389	12,681
Kearny Financial Corp.*	1,136	12,678
S&T Bancorp, Inc.	428	12,665
Nelnet, Inc. — Class A	292	12,647
Beneficial Bancorp, Inc.*	1,008	12,590
Franklin Street Properties Corp.	1,106	12,509
Chatham Lodging Trust	471	12,467
Banner Corp.	258	12,366
Excel Trust, Inc.	779	12,285
ARMOUR Residential REIT, Inc.	4,332	12,173
Great Western Bancorp, Inc.	504	12,151
Altisource Residential Corp.	703	11,846
Apollo Commercial Real Estate Finance, Inc.	718	11,797
First Merchants Corp.	464	11,461
MBIA, Inc.*	1,889	11,353
Stewart Information Services Corp.	282	11,224
Starwood Waypoint Residential Trust	469	11,143
Talmer Bancorp, Inc. — Class A	665	11,139
Virtus Investment Partners, Inc.	84	11,109
AMERISAFE, Inc.	233	10,965
Wilshire Bancorp, Inc.	868	10,963
FCB Financial Holdings, Inc. — Class A*	340	10,812
Investors Real Estate Trust	1,506	10,753
New Senior Investment Group, Inc.	803	10,736
Safety Insurance Group, Inc.	186	10,734
Infinity Property & Casualty Corp.	141	10,693
QTS Realty Trust, Inc. — Class A	293	10,680
Alexander's, Inc.	26	10,660
Walter Investment Management Corp.*	464	10,612
First Commonwealth Financial Corp.	1,094	10,491
Investment Technology Group, Inc.	421	10,441
Terreno Realty Corp.	529	10,421
Greenlight Capital Re Ltd. — Class A*	356	10,385
Berkshire Hills Bancorp, Inc.	363	10,338
Inland Real Estate Corp.	1,078	10,155
ServisFirst Bancshares, Inc.	270	10,144
Navigators Group, Inc.*	130	10,083
American Capital Mortgage Investment Corp.	629	10,058
New York Mortgage Trust, Inc.	1,344	10,053
Ameris Bancorp	396	10,015
Rexford Industrial Realty, Inc.	680	9,914
Tompkins Financial Corp.	184	9,884
Maiden Holdings Ltd.	622	9,815
Hanmi Financial Corp.	393	9,762
Brookline Bancorp, Inc.	861	9,721
Universal Insurance Holdings, Inc.	394	9,535
State Bank Financial Corp.	439	9,526
WSFS Financial Corp.	347	9,490

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financial - 18.7% (continued)
City Holding Co.	187	$9,210
Ambac Financial Group, Inc.*	553	9,202
National General Holdings Corp.	438	9,124
TowneBank	560	9,122
Southside Bancshares, Inc.	311	9,093
Meridian Bancorp, Inc.*	669	8,971
Employers Holdings, Inc.	392	8,930
Lakeland Financial Corp.	204	8,847
Customers Bancorp, Inc.*	329	8,847
Cowen Group, Inc. — Class A*	1,370	8,768
Northfield Bancorp, Inc.	577	8,684
Oritani Financial Corp.	541	8,683
Ashford Hospitality Trust, Inc.	1,025	8,672
Walker & Dunlop, Inc.*	323	8,637
Cardinal Financial Corp.	395	8,607
Piper Jaffray Cos.*	196	8,553
Cohen & Steers, Inc.	249	8,486
Sandy Spring Bancorp, Inc.	303	8,478
Ladder Capital Corp. — Class A	484	8,397
TrustCo Bank Corp. NY	1,169	8,218
STORE Capital Corp.	407	8,181
United Financial Bancorp, Inc.	608	8,178
United Fire Group, Inc.	249	8,157
Heartland Financial USA, Inc.	219	8,151
Capital Bank Financial Corp. — Class A*	276	8,023
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	399	8,000
Nationstar Mortgage Holdings, Inc.*	475	7,980
Cass Information Systems, Inc.	141	7,927
ConnectOne Bancorp, Inc.	367	7,902
Marcus & Millichap, Inc.*	166	7,659
InfraREIT, Inc.	269	7,629
Western Asset Mortgage Capital Corp.	515	7,607
Flushing Financial Corp.	362	7,606
CenterState Banks, Inc.	557	7,525
First Potomac Realty Trust	722	7,437
Diamond Hill Investment Group, Inc.	37	7,387
Rouse Properties, Inc.	450	7,358
American Residential Properties, Inc.	396	7,326
Silver Bay Realty Trust Corp.	447	7,282
Washington Trust Bancorp, Inc.	182	7,185
Universal Health Realty Income Trust	154	7,155
Monmouth Real Estate Investment Corp.	728	7,076
Heritage Insurance Holdings, Inc.*	301	6,920
First BanCorp*	1,429	6,888
Stock Yards Bancorp, Inc.	182	6,878
FBL Financial Group, Inc. — Class A	118	6,811
TriCo Bancshares	280	6,734
First NBC Bank Holding Co.*	187	6,732
First Interstate BancSystem, Inc. — Class A	242	6,713
Central Pacific Financial Corp.	282	6,698
Community Trust Bancorp, Inc.	192	6,695
Cedar Realty Trust, Inc.	1,045	6,688
Heritage Financial Corp.	372	6,648
Bryn Mawr Bank Corp.	219	6,605
KCG Holdings, Inc. — Class A*	534	6,584
Dime Community Bancshares, Inc.	383	6,488
United Development Funding IV	371	6,485
Yadkin Financial Corp.*	309	6,474
National Western Life Insurance Co. — Class A	27	6,466
Urstadt Biddle Properties, Inc. — Class A	342	6,389
Resource Capital Corp.	1,649	6,382
Anworth Mortgage Asset Corp.	1,288	6,350
Agree Realty Corp.	216	6,301
1st Source Corp.	183	6,244
RAIT Financial Trust	1,019	6,226
HomeStreet, Inc.*	271	6,184
International. FCStone, Inc.*	185	6,149
Moelis & Co. — Class A	214	6,144
Banc of California, Inc.	445	6,119
AG Mortgage Investment Trust, Inc.	349	6,031
Enova International, Inc.*	320	5,978
Saul Centers, Inc.	120	5,903
BancFirst Corp.	90	5,891
OFG Bancorp	548	5,847
First Busey Corp.	889	5,841
MainSource Financial Group, Inc.	266	5,839
CoBiz Financial, Inc.	446	5,829
Apollo Residential Mortgage, Inc.	395	5,803
BNC Bancorp	298	5,760
World Acceptance Corp.*	93	5,720
Westwood Holdings Group, Inc.	95	5,659
Square 1 Financial, Inc. — Class A*	206	5,634
Enterprise Financial Services Corp.	245	5,579
CatchMark Timber Trust, Inc. — Class A	482	5,577
Lakeland Bancorp, Inc.	466	5,541
Acacia Research Corp.	628	5,508
Arlington Asset Investment Corp. — Class A	281	5,496
Great Southern Bancorp, Inc.	129	5,436
Forestar Group, Inc.*	413	5,435
Virtu Financial, Inc. — Class A*	230	5,400
OM Asset Management plc	303	5,390
GAMCO Investors, Inc. — Class A	78	5,359
Altisource Portfolio Solutions S.A.*	174	5,357
Meadowbrook Insurance Group, Inc.	618	5,315
Peoples Bancorp, Inc.	226	5,275
Hudson Valley Holding Corp.	184	5,191

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financial - 18.7% (continued)
RE/MAX Holdings, Inc. — Class A	145	$5,149
Getty Realty Corp.	314	5,137
Dynex Capital, Inc.	674	5,136
Independent Bank Group, Inc.	119	5,105
NMI Holdings, Inc. — Class A*	613	4,916
CareTrust REIT, Inc.	388	4,916
Univest Corporation of Pennsylvania	241	4,907
Waterstone Financial, Inc.	371	4,897
First Financial Corp.	136	4,863
Blue Hills Bancorp, Inc.*	345	4,830
German American Bancorp, Inc.	163	4,800
Flagstar Bancorp, Inc.*	253	4,675
Clifton Bancorp, Inc.	334	4,673
HCI Group, Inc.	105	4,642
Seacoast Banking Corporation of Florida*	292	4,614
Opus Bank	127	4,595
RCS Capital Corp. — Class A*	597	4,573
CU Bancorp*	206	4,565
Ladenburg Thalmann Financial Services, Inc.*	1,295	4,533
Citizens, Inc.*,1	602	4,491
Pacific Premier Bancorp, Inc.*	264	4,477
Mercantile Bank Corp.	208	4,453
Ashford Hospitality Prime, Inc.	296	4,446
State Auto Financial Corp.	184	4,407
Campus Crest Communities, Inc.	795	4,404
Bank Mutual Corp.	573	4,395
Southwest Bancorp, Inc.	234	4,355
Preferred Bank/Los Angeles CA	144	4,327
Financial Institutions, Inc.	174	4,322
First Defiance Financial Corp.	114	4,278
Gladstone Commercial Corp.	255	4,223
Peapack Gladstone Financial Corp.	190	4,222
Federated National Holding Co.	174	4,211
HomeTrust Bancshares, Inc.*	249	4,173
First of Long Island Corp.	150	4,158
State National Companies, Inc.	383	4,148
Stonegate Bank	137	4,065
First Bancorp	243	4,053
OneBeacon Insurance Group Ltd. — Class A	279	4,048
Park Sterling Corp.	553	3,982
NewBridge Bancorp	441	3,938
West Bancorporation, Inc.	197	3,908
Bridge Bancorp, Inc.	144	3,843
Bancorp, Inc.*	414	3,842
Independent Bank Corp.	282	3,824
Metro Bancorp, Inc.	146	3,816
Ares Commercial Real Estate Corp.	333	3,793
GAIN Capital Holdings, Inc.	395	3,776
First Community Bancshares, Inc.	207	3,772
Federal Agricultural Mortgage Corp. — Class C	129	3,749
Whitestone REIT — Class B	286	3,724
Bank of Marin Bancorp	73	3,714
Suffolk Bancorp	144	3,695
Peoples Financial Services Corp.	93	3,684
Bridge Capital Holdings*	123	3,665
Arrow Financial Corp.	135	3,649
Meta Financial Group, Inc.	85	3,648
CorEnergy Infrastructure Trust, Inc.	573	3,621
Fidelity Southern Corp.	205	3,575
Anchor BanCorp Wisconsin, Inc.*	94	3,570
Camden National Corp.	92	3,560
National Storage Affiliates Trust	278	3,447
TriState Capital Holdings, Inc.*	262	3,388
Heritage Financial Group, Inc.	112	3,380
Real Industry, Inc.*	296	3,360
Oppenheimer Holdings, Inc. — Class A	127	3,338
United Insurance Holdings Corp.	211	3,279
One Liberty Properties, Inc.	154	3,277
NewStar Financial, Inc.*	297	3,267
BB&T Corp.	81	3,265
Fidelity & Guaranty Life	138	3,261
CNB Financial Corp.	177	3,257
Pacific Continental Corp.	240	3,247
United Community Financial Corp.	604	3,231
MidWestOne Financial Group, Inc.	97	3,193
Republic Bancorp, Inc. — Class A	122	3,135
Armada Hoffler Properties, Inc.	313	3,127
First Connecticut Bancorp, Inc.	197	3,126
Consolidated-Tomoka Land Co.	54	3,113
QCR Holdings, Inc.	142	3,090
Citizens & Northern Corp.	150	3,083
NexPoint Residential Trust, Inc.	229	3,075
OceanFirst Financial Corp.	163	3,040
Guaranty Bancorp	182	3,005
PennyMac Financial Services, Inc. — Class A*	163	2,954
Crawford & Co. — Class B	350	2,950
Bluerock Residential Growth REIT, Inc.	228	2,886
Global Indemnity plc — Class A*	102	2,864
Ames National Corp.	114	2,861
Horizon Bancorp	113	2,820
eHealth, Inc.*	220	2,792
FRP Holdings, Inc.*	85	2,757
UMH Properties, Inc.	274	2,685
Calamos Asset Management, Inc. — Class A	219	2,683
Preferred Apartment Communities, Inc. — Class A	269	2,677
Easterly Government Properties, Inc.	168	2,675
BankFinancial Corp.	226	2,662
Baldwin & Lyons, Inc. — Class B	115	2,647

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Financial - 18.7% (continued)
Penns Woods Bancorp, Inc.	59	$2,601
Farmers Capital Bank Corp.*	91	2,587
First Bancorp, Inc.	132	2,566
Bar Harbor Bankshares	72	2,551
American National Bankshares, Inc.	107	2,548
Territorial Bancorp, Inc.	105	2,547
Atlas Financial Holdings, Inc.*	128	2,538
Charter Financial Corp.	204	2,532
Sierra Bancorp	145	2,510
Orchid Island Capital, Inc.	222	2,489
National Bankshares, Inc.	85	2,487
First Business Financial Services, Inc.	53	2,485
Heritage Commerce Corp.	258	2,479
Fox Chase Bancorp, Inc.	144	2,436
EMC Insurance Group, Inc.	96	2,407
National Interstate Corp.	88	2,404
Triumph Bancorp, Inc.*	182	2,393
Regional Management Corp.*	133	2,375
Old Second Bancorp, Inc.*	356	2,350
Sun Bancorp, Inc.*	118	2,272
Heritage Oaks Bancorp	288	2,267
Independence Realty Trust, Inc.	296	2,229
Enterprise Bancorp, Inc.	94	2,203
BSB Bancorp, Inc.*	98	2,167
Kansas City Life Insurance Co.	45	2,057
Merchants Bancshares, Inc.	61	2,017
Capital City Bank Group, Inc.	132	2,016
Impac Mortgage Holdings, Inc.*	104	1,991
Hallmark Financial Services, Inc.*	174	1,980
Cascade Bancorp*	380	1,968
Green Bancorp, Inc.*	124	1,905
National Commerce Corp.*	73	1,883
Hingham Institution for Savings	16	1,842
Marlin Business Services Corp.	107	1,806
Stonegate Mortgage Corp.*	179	1,803
Century Bancorp, Inc. — Class A	43	1,748
Pzena Investment Management, Inc. — Class A	155	1,713
Access National Corp.	88	1,711
Trupanion, Inc.*	200	1,648
On Deck Capital, Inc.*	142	1,644
JG Wentworth Co. — Class A*	178	1,638
CommunityOne Bancorp*	151	1,626
Donegal Group, Inc. — Class A	105	1,599
Altisource Asset Management Corp.*	11	1,587
6D Global Technologies, Inc.*	239	1,563
Trade Street Residential, Inc.	232	1,545
Franklin Financial Network, Inc.*	66	1,514
Bear State Financial, Inc.*	161	1,504
C1 Financial, Inc.*	73	1,415
Independence Holding Co.	87	1,148
Ashford, Inc.*	13	1,135
Palmetto Bancshares, Inc.	55	1,087
Medley Management, Inc. — Class A	74	876
Hampton Roads Bankshares, Inc.*	421	876
Great Ajax Corp.	53	752
Fifth Street Asset Management, Inc.	71	730
CIFC Corp.	74	587
BBX Capital Corp. — Class A*	33	536
ZAIS Group Holdings, Inc.*	46	501
Total Financial		5,645,399
Consumer, Non-cyclical - 17.5%
Team Health Holdings, Inc.*	885	57,816
Cepheid*	882	53,935
HealthSouth Corp.	1,125	51,817
West Pharmaceutical Services, Inc.	884	51,343
Neurocrine Biosciences, Inc.*	1,050	50,149
Dyax Corp.*	1,791	47,463
STERIS Corp.	734	47,298
WellCare Health Plans, Inc.*	541	45,893
Ultragenyx Pharmaceutical, Inc.*	436	44,642
PAREXEL International Corp.*	678	43,601
TreeHouse Foods, Inc.*	527	42,702
Amsurg Corp. — Class A*	594	41,550
ACADIA Pharmaceuticals, Inc.*	980	41,042
Impax Laboratories, Inc.*	881	40,455
Euronet Worldwide, Inc.*	638	39,364
United Natural Foods, Inc.*	616	39,227
Anacor Pharmaceuticals, Inc.*	503	38,947
Deluxe Corp.	614	38,068
Novavax, Inc.*	3,295	36,706
Post Holdings, Inc.*	674	36,349
CEB, Inc.	411	35,781
Alexion Pharmaceuticals, Inc.*	196	35,451
Sotheby's	765	34,608
Helen of Troy Ltd.*	350	34,122
Cimpress N.V.*	403	33,916
ABIOMED, Inc.*	513	33,719
Exact Sciences Corp.*,1	1,093	32,506
Pacira Pharmaceuticals, Inc.*	448	31,683
Celldex Therapeutics, Inc.*	1,211	30,541
Molina Healthcare, Inc.*	432	30,370
Catalent, Inc.*	1,022	29,975
Darling Ingredients, Inc.*	2,031	29,775
Prestige Brands Holdings, Inc.*	643	29,732
Thoratec Corp.*	666	29,684
Halozyme Therapeutics, Inc.*	1,304	29,444
Healthcare Services Group, Inc.	879	29,051
Myriad Genetics, Inc.*	841	28,586
Advisory Board Co.*	522	28,538
NuVasive, Inc.*	594	28,144
Chemed Corp.	210	27,531
Clovis Oncology, Inc.*	306	26,891
Bright Horizons Family Solutions, Inc.*	459	26,529
Owens & Minor, Inc.	776	26,384
Haemonetics Corp.*	635	26,264
Boston Beer Company, Inc. — Class A*	112	25,982

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Non-cyclical - 17.5% (continued)
SUPERVALU, Inc.*	3,208	$25,953
Portola Pharmaceuticals, Inc.*	568	25,872
AMAG Pharmaceuticals, Inc.*	374	25,828
On Assignment, Inc.*	636	24,983
Grand Canyon Education, Inc.*	579	24,549
Heartland Payment Systems, Inc.	450	24,323
Monro Muffler Brake, Inc.	391	24,305
Radius Health, Inc.*	356	24,101
KYTHERA Biopharmaceuticals, Inc.*	316	23,798
Magellan Health, Inc.*	336	23,544
Vector Group Ltd.	1,003	23,530
Chimerix, Inc.*	506	23,377
Medicines Co.*	814	23,289
DeVry Education Group, Inc.	771	23,115
Halyard Health, Inc.*	563	22,802
Cantel Medical Corp.	422	22,649
ABM Industries, Inc.	688	22,614
Ligand Pharmaceuticals, Inc. — Class B*	216	21,794
Globus Medical, Inc. — Class A*	844	21,665
Insulet Corp.*	698	21,628
Neogen Corp.*	455	21,585
Korn/Ferry International	620	21,557
Matthews International Corp. — Class A	405	21,522
Kite Pharma, Inc.*	351	21,400
Integra LifeSciences Holdings Corp.*	315	21,222
FTI Consulting, Inc.*	511	21,074
Tetraphase Pharmaceuticals, Inc.*	443	21,016
Select Medical Holdings Corp.	1,287	20,849
Masimo Corp.*	538	20,842
Kindred Healthcare, Inc.	1,026	20,818
Sanderson Farms, Inc.	276	20,744
Lancaster Colony Corp.	228	20,714
Cardtronics, Inc.*	552	20,452
B&G Foods, Inc.	713	20,342
Prothena Corporation plc*	385	20,278
J&J Snack Foods Corp.	183	20,253
Nektar Therapeutics*	1,617	20,229
Cal-Maine Foods, Inc.	385	20,097
Huron Consulting Group, Inc.*	285	19,976
Air Methods Corp.*	483	19,967
PTC Therapeutics, Inc.*	414	19,926
ExamWorks Group, Inc.*	507	19,824
Diplomat Pharmacy, Inc.*	442	19,780
CONMED Corp.	339	19,754
Lannett Company, Inc.*	326	19,377
Snyder's-Lance, Inc.	600	19,362
Cyberonics, Inc.*	320	19,027
LifeLock, Inc.*	1,158	18,991
Theravance, Inc.[1]	1,047	18,919
Dean Foods Co.	1,160	18,757
HMS Holdings Corp.*	1,088	18,681
Ironwood Pharmaceuticals, Inc. — Class A*	1,548	18,669
Rent-A-Center, Inc.	652	18,484
AMN Healthcare Services, Inc.*	585	18,480
Insmed, Inc.*	756	18,462
Travelport Worldwide Ltd.	1,284	17,694
Brink's Co.	598	17,599
Acorda Therapeutics, Inc.*	526	17,532
MannKind Corp.*,1	3,031	17,246
Natus Medical, Inc.*	405	17,237
EVERTEC, Inc.	809	17,183
Momenta Pharmaceuticals, Inc.*	750	17,108
Fresh Market, Inc.*	530	17,034
ARIAD Pharmaceuticals, Inc.*	2,058	17,020
Greatbatch, Inc.*	314	16,931
Cambrex Corp.*	385	16,917
ZIOPHARM Oncology, Inc.*	1,406	16,874
TESARO, Inc.*	286	16,814
Merrimack Pharmaceuticals, Inc.*	1,352	16,717
Repligen Corp.*	404	16,673
ICU Medical, Inc.*	174	16,645
Wright Medical Group, Inc.*	632	16,596
Amicus Therapeutics, Inc.*	1,167	16,513
Ensign Group, Inc.	313	15,982
Universal Corp.	278	15,935
Fresh Del Monte Produce, Inc.	410	15,851
Depomed, Inc.*	737	15,816
Raptor Pharmaceutical Corp.*	989	15,616
WD-40 Co.	179	15,602
Sarepta Therapeutics, Inc.*	510	15,519
MiMedx Group, Inc.*	1,333	15,449
TrueBlue, Inc.*	516	15,428
HeartWare International, Inc.*	212	15,410
ImmunoGen, Inc.*	1,060	15,243
Ophthotech Corp.*	289	15,045
SpartanNash Co.	462	15,033
Apollo Education Group, Inc. — Class A*	1,142	14,709
Abaxis, Inc.	277	14,260
Retrophin, Inc.*	429	14,221
Tumi Holdings, Inc.*	689	14,138
HealthEquity, Inc.*	441	14,134
Arena Pharmaceuticals, Inc.*	2,976	13,809
Amedisys, Inc.*	347	13,786
FibroGen, Inc.*	581	13,654
Andersons, Inc.	349	13,611
Cempra, Inc.*	391	13,435
BioCryst Pharmaceuticals, Inc.*	892	13,318
Alder Biopharmaceuticals, Inc.*	251	13,295
Relypsa, Inc.*	399	13,203
MacroGenics, Inc.*	345	13,100
Esperion Therapeutics, Inc.*	160	13,082
PDL BioPharma, Inc.	2,017	12,969
Achillion Pharmaceuticals, Inc.*	1,445	12,803
Endologix, Inc.*	829	12,717
Keryx Biopharmaceuticals, Inc.*,1	1,274	12,715
TriNet Group, Inc.*	501	12,700
Array BioPharma, Inc.*	1,734	12,502
Bio-Reference Laboratories, Inc.*	303	12,499

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Non-cyclical - 17.5% (continued)
PharMerica Corp.*	374	$12,454
Emergent BioSolutions, Inc.*	373	12,290
LDR Holding Corp.*	284	12,283
TherapeuticsMD, Inc.*	1,561	12,269
Sage Therapeutics, Inc.*	168	12,264
Insperity, Inc.	238	12,114
Analogic Corp.	153	12,072
Spectranetics Corp.*	521	11,988
IPC Healthcare, Inc.*	214	11,853
Zeltiq Aesthetics, Inc.*	396	11,670
Merit Medical Systems, Inc.*	541	11,653
ZS Pharma, Inc.*	221	11,578
NewLink Genetics Corp.*	256	11,333
RPX Corp.*	667	11,272
Tornier N.V.*	446	11,146
NxStage Medical, Inc.*	777	11,099
Seaboard Corp.*	3	10,797
Green Dot Corp. — Class A*	561	10,726
ACCO Brands Corp.*	1,351	10,497
Cynosure, Inc. — Class A*	272	10,494
Affymetrix, Inc.*	951	10,385
Insys Therapeutics, Inc.*	289	10,381
Team, Inc.*	256	10,304
Cardiovascular Systems, Inc.*	389	10,289
Synergy Pharmaceuticals, Inc.*,1	1,230	10,209
Hanger, Inc.*	434	10,173
Diamond Foods, Inc.*	323	10,136
Surgical Care Affiliates, Inc.*	263	10,094
Rockwell Medical, Inc.*	618	9,962
Nevro Corp.*	185	9,944
Multi-Color Corp.	155	9,901
McGrath RentCorp	321	9,768
Meridian Bioscience, Inc.	513	9,562
Sangamo BioSciences, Inc.*	855	9,482
Heron Therapeutics, Inc.*	303	9,441
USANA Health Sciences, Inc.*	69	9,430
Calavo Growers, Inc.	181	9,399
Atara Biotherapeutics, Inc.*	177	9,339
Luminex Corp.*	528	9,113
Exelixis, Inc.*,1	2,410	9,062
PRA Health Sciences, Inc.*	245	8,901
Capital Senior Living Corp.*	362	8,869
NutriSystem, Inc.	356	8,857
Enanta Pharmaceuticals, Inc.*	196	8,818
Navigant Consulting, Inc.*	593	8,818
Coca-Cola Bottling Company Consolidated	57	8,611
Invacare Corp.	398	8,609
AtriCure, Inc.*	349	8,599
Intra-Cellular Therapies, Inc.*	267	8,531
Epizyme, Inc.*	355	8,520
Inogen, Inc.*	191	8,519
Dynavax Technologies Corp.*,1	360	8,433
Acceleron Pharma, Inc.*	266	8,416
Phibro Animal Health Corp. — Class A	215	8,372
ICF International, Inc.*	240	8,366
Omeros Corp.*	465	8,365
OvaScience, Inc.*	288	8,332
Eagle Pharmaceuticals, Inc.*	103	8,329
US Physical Therapy, Inc.	152	8,324
Geron Corp.*	1,943	8,316
Coherus Biosciences, Inc.*	287	8,294
Xoom Corp.*	393	8,275
Quidel Corp.*	354	8,124
Agenus, Inc.*	937	8,086
National Healthcare Corp.	124	8,059
Capella Education Co.	150	8,051
Ingles Markets, Inc. — Class A	164	7,834
Karyopharm Therapeutics, Inc.*	283	7,700
Orthofix International N.V.*	231	7,651
Xencor, Inc.*	348	7,646
Triple-S Management Corp. — Class B*	297	7,621
Advaxis, Inc.*	367	7,461
Providence Service Corp.*	168	7,439
Resources Connection, Inc.	462	7,434
Tootsie Roll Industries, Inc.	229	7,399
Vascular Solutions, Inc.*	212	7,361
Monster Worldwide, Inc.*	1,119	7,318
Adeptus Health, Inc. — Class A*	76	7,219
TG Therapeutics, Inc.*	434	7,200
Inovio Pharmaceuticals, Inc.*,1	881	7,189
Supernus Pharmaceuticals, Inc.*	422	7,166
Inter Parfums, Inc.	209	7,091
Ascent Capital Group, Inc. — Class A*	164	7,009
Zafgen, Inc.*	201	6,961
Kforce, Inc.	303	6,930
Accelerate Diagnostics, Inc.*	264	6,814
Amphastar Pharmaceuticals, Inc.*	387	6,803
Paylocity Holding Corp.*	189	6,776
Viad Corp.	247	6,696
Atrion Corp.	17	6,669
Sagent Pharmaceuticals, Inc.*	272	6,612
Infinity Pharmaceuticals, Inc.*	603	6,603
Five Prime Therapeutics, Inc.*	264	6,558
Accuray, Inc.*	971	6,545
Quad/Graphics, Inc.	353	6,534
Vanda Pharmaceuticals, Inc.*	513	6,510
Progenics Pharmaceuticals, Inc.*	856	6,386
Incorporated Research Holdings, Inc. — Class A*	158	6,339
Global Cash Access Holdings, Inc.*	809	6,262
Orexigen Therapeutics, Inc.*	1,258	6,227
Albany Molecular Research, Inc.*	307	6,208
Universal American Corp.*	612	6,193
LHC Group, Inc.*	160	6,120
Revance Therapeutics, Inc.*	191	6,108
Genomic Health, Inc.*	219	6,086
Cerus Corp.*,1	1,172	6,083
Sorrento Therapeutics, Inc.*	344	6,061
ANI Pharmaceuticals, Inc.*	97	6,019
SciClone Pharmaceuticals, Inc.*	610	5,990
Spark Therapeutics, Inc.*	99	5,967

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Non-cyclical - 17.5% (continued)
Anika Therapeutics, Inc.*	180	$5,945
Central Garden & Pet Co. — Class A*	520	5,933
Ennis, Inc.	317	5,893
Heidrick & Struggles International, Inc.	225	5,868
CBIZ, Inc.*	607	5,851
Aegerion Pharmaceuticals, Inc.*	308	5,843
Strayer Education, Inc.*	135	5,819
Northwest Biotherapeutics, Inc.*	575	5,710
Weis Markets, Inc.	135	5,690
Spectrum Pharmaceuticals, Inc.*	824	5,636
Kelly Services, Inc. — Class A	366	5,618
LendingTree, Inc.*	71	5,581
Aratana Therapeutics, Inc.*	364	5,504
American Public Education, Inc.*	211	5,427
SP Plus Corp.*	206	5,379
John B Sanfilippo & Son, Inc.	102	5,294
Smart & Final Stores, Inc.*	296	5,290
K12, Inc.*	415	5,250
Arrowhead Research Corp.*	731	5,227
InVivo Therapeutics Holdings Corp.*	322	5,200
K2M Group Holdings, Inc.*	216	5,188
Revlon, Inc. — Class A*	141	5,176
AngioDynamics, Inc.*	310	5,084
Sucampo Pharmaceuticals, Inc. — Class A*	305	5,011
Cross Country Healthcare, Inc.*	395	5,009
Lion Biotechnologies, Inc.*	545	4,998
Foundation Medicine, Inc.*	147	4,974
Chefs' Warehouse, Inc.*	232	4,928
Intersect ENT, Inc.*	170	4,867
Immunomedics, Inc.*	1,184	4,807
Carriage Services, Inc. — Class A	200	4,776
Oncothyreon, Inc.*	1,257	4,701
GenMark Diagnostics, Inc.*	518	4,693
Boulder Brands, Inc.*	672	4,664
OncoMed Pharmaceuticals, Inc.*	207	4,658
Wausau Paper Corp.	504	4,627
STAAR Surgical Co.*	478	4,617
Elizabeth Arden, Inc.*	321	4,577
Healthways, Inc.*	382	4,576
Corcept Therapeutics, Inc.*	760	4,568
RTI Surgical, Inc.*	705	4,554
Osiris Therapeutics, Inc.*	234	4,554
BioDelivery Sciences International, Inc.*	569	4,529
Forrester Research, Inc.	124	4,467
Cellular Biomedicine Group, Inc.*	119	4,464
Curis, Inc.*	1,346	4,455
Great Lakes Dredge & Dock Corp.*	743	4,428
XenoPort, Inc.*	722	4,426
Sequenom, Inc.*	1,452	4,414
Aerie Pharmaceuticals, Inc.*	250	4,413
XOMA Corp.*	1,121	4,349
Tejon Ranch Co.*	169	4,345
Medifast, Inc.*	134	4,331
Vital Therapies, Inc.*	204	4,304
Pacific Biosciences of California, Inc.*	745	4,291
AAC Holdings, Inc.*	98	4,269
Landauer, Inc.	118	4,206
Versartis, Inc.*	274	4,170
Otonomy, Inc.*	181	4,161
Lexicon Pharmaceuticals, Inc.*,1	510	4,106
Theravance Biopharma, Inc.*	314	4,088
Civeo Corp.	1,319	4,049
ServiceSource International, Inc.*	724	3,960
Hackett Group, Inc.	294	3,948
Antares Pharma, Inc.*	1,896	3,944
CTI BioPharma Corp.*	2,022	3,943
Natural Health Trends Corp.	95	3,939
Idera Pharmaceuticals, Inc.*,1	1,051	3,899
Avalanche Biotechnologies, Inc.*	238	3,865
Pfenex, Inc.*	198	3,841
Mirati Therapeutics, Inc.*	122	3,839
ARC Document Solutions, Inc.*	502	3,820
Paratek Pharmaceuticals, Inc.	148	3,814
Regulus Therapeutics, Inc.*	346	3,792
Catalyst Pharmaceuticals, Inc.*	912	3,767
Organovo Holdings, Inc.*	999	3,766
SurModics, Inc.*	160	3,747
OraSure Technologies, Inc.*	694	3,741
Anthera Pharmaceuticals, Inc.*	433	3,732
Flexion Therapeutics, Inc.*	170	3,721
Omega Protein Corp.*	267	3,671
POZEN, Inc.*	356	3,670
CryoLife, Inc.	313	3,531
Almost Family, Inc.*	88	3,512
NeoGenomics, Inc.*	648	3,506
James River Group Holdings Ltd.	135	3,492
Rigel Pharmaceuticals, Inc.*	1,084	3,480
CSS Industries, Inc.	115	3,479
La Jolla Pharmaceutical Co.*	140	3,431
Oxford Immunotec Global plc*	247	3,421
CorVel Corp.*	106	3,394
Galena Biopharma, Inc.*	1,987	3,378
Ignyta, Inc.*	222	3,350
Ocular Therapeutix, Inc.*	159	3,344
Assembly Biosciences, Inc.*	173	3,332
Adamas Pharmaceuticals, Inc.*	127	3,330
MoneyGram International, Inc.*	360	3,308
Durect Corp.*	1,360	3,250
Barrett Business Services, Inc.	88	3,196
IGI Laboratories, Inc.*	506	3,188
Threshold Pharmaceuticals, Inc.*	785	3,171
Vectrus, Inc.*	127	3,158
Zogenix, Inc.*	1,880	3,158
Pernix Therapeutics Holdings, Inc.*	533	3,155

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Non-cyclical - 17.5% (continued)
CRA International, Inc.*	113	$3,149
National Beverage Corp.*	140	3,149
BioSpecifics Technologies Corp.*	61	3,148
BioTelemetry, Inc.*	333	3,140
Limoneira Co.	141	3,134
Genocea Biosciences, Inc.*	226	3,103
Civitas Solutions, Inc.*	144	3,072
Akebia Therapeutics, Inc.*	298	3,066
Franklin Covey Co.*	151	3,064
BioScrip, Inc.*	844	3,064
Aduro Biotech, Inc.*	101	3,063
Unilife Corp.*,1	1,423	3,059
Peregrine Pharmaceuticals, Inc.*	2,315	3,033
VIVUS, Inc.*	1,274	3,007
Trovagene, Inc.*	296	3,004
Blueprint Medicines Corp.*	113	2,993
Verastem, Inc.*	396	2,986
Navidea Biopharmaceuticals, Inc.*,1	1,853	2,983
Genesis Healthcare, Inc.*	449	2,963
Senomyx, Inc.*	539	2,889
Cytokinetics, Inc.*	426	2,863
Immune Design Corp.*	138	2,850
ChemoCentryx, Inc.*	344	2,831
RadNet, Inc.*	423	2,830
Foamix Pharmaceuticals Ltd.*	274	2,809
Pendrell Corp.*	2,044	2,800
Village Super Market, Inc. — Class A	88	2,789
Seneca Foods Corp. — Class A*	100	2,777
Concert Pharmaceuticals, Inc.*	186	2,770
Career Education Corp.*	835	2,756
Dermira, Inc.*	157	2,755
Utah Medical Products, Inc.	46	2,743
Cutera, Inc.*	175	2,709
Natural Grocers by Vitamin Cottage, Inc.*	110	2,708
Nobilis Health Corp.*	387	2,632
Exactech, Inc.*	125	2,604
Dicerna Pharmaceuticals, Inc.*	184	2,567
Five Star Quality Care, Inc.*	531	2,549
Nutraceutical International Corp.*	103	2,548
CytRx Corp.*	685	2,548
SFX Entertainment, Inc.*,1	563	2,528
Affimed N.V.*	185	2,492
Synta Pharmaceuticals Corp.*	1,115	2,486
Cara Therapeutics, Inc.*	203	2,466
Inventure Foods, Inc.*	239	2,426
NanoString Technologies, Inc.*	157	2,421
Endocyte, Inc.*	461	2,393
Tandem Diabetes Care, Inc.*	216	2,341
Vitae Pharmaceuticals, Inc.*	162	2,333
Ardelyx, Inc.*	146	2,332
BioTime, Inc.*	640	2,323
Harvard Bioscience, Inc.*	405	2,309
CDI Corp.	176	2,288
Ocata Therapeutics, Inc.*	431	2,271
Stemline Therapeutics, Inc.*	192	2,260
Universal Technical Institute, Inc.	260	2,236
Farmer Bros Co.*	95	2,233
Electro Rent Corp.	205	2,226
Addus HomeCare Corp.*	79	2,201
MGP Ingredients, Inc.	130	2,187
Bellicum Pharmaceuticals, Inc.*	102	2,170
Alico, Inc.	47	2,132
Sientra, Inc.*	82	2,069
Heska Corp.*	69	2,049
PFSweb, Inc.*	146	2,024
Bridgepoint Education, Inc.*	208	1,988
Second Sight Medical Products, Inc.*	144	1,960
Trevena, Inc.*	299	1,872
Synutra International, Inc.*	261	1,866
Veracyte, Inc.*	165	1,838
Liberty Tax, Inc.	73	1,807
T2 Biosystems, Inc.*	111	1,802
Nature's Sunshine Products, Inc.	130	1,788
Collectors Universe, Inc.	88	1,755
LeMaitre Vascular, Inc.	144	1,737
Alimera Sciences, Inc.*,1	373	1,720
National Research Corp. — Class A	121	1,719
Loxo Oncology, Inc.*	95	1,713
Entellus Medical, Inc.*	66	1,707
Proteon Therapeutics, Inc.*	94	1,679
Weight Watchers International, Inc.*	339	1,644
Applied Genetic Technologies Corp.*	107	1,641
Patriot National, Inc.*	102	1,632
Fibrocell Science, Inc.*	297	1,565
Tokai Pharmaceuticals, Inc.*	116	1,543
NV5 Holdings, Inc.*	62	1,504
CorMedix, Inc.*	376	1,459
Collegium Pharmaceutical, Inc.*	81	1,445
Corium International, Inc.*	105	1,437
Craft Brew Alliance, Inc.*	126	1,394
Care.com, Inc.*	234	1,385
aTyr Pharma, Inc.*	73	1,352
Invitae Corp.*	90	1,339
Neff Corp. — Class A*	129	1,302
TransEnterix, Inc.*	426	1,278
Medgenics, Inc.*	204	1,251
Alliance HealthCare Services, Inc.*	62	1,159
Volt Information Sciences, Inc.*	115	1,117
Lifeway Foods, Inc.*	58	1,113
Agile Therapeutics, Inc.*	126	1,082
Carbylan Therapeutics, Inc.*	149	1,065
Calithera Biosciences, Inc.*	135	964
Fairway Group Holdings Corp.*	253	901
XBiotech, Inc.*	49	886
Cidara Therapeutics, Inc.*	58	813
iRadimed Corp.*	34	791
Cambium Learning Group, Inc.*	158	675

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Non-cyclical - 17.5% (continued)
Abeona Therapeutics, Inc.*	125	$633
Arcadia Biosciences, Inc.*	98	624
Asterias Biotherapeutics, Inc.*	126	580
Tobira Therapeutics, Inc.*	30	518
Total Consumer, Non-cyclical		5,258,022
Consumer, Cyclical - 10.3%
Vail Resorts, Inc.	447	48,812
Burlington Stores, Inc.*	918	47,001
Casey's General Stores, Inc.	478	45,764
Tenneco, Inc.*	754	43,311
American Eagle Outfitters, Inc.	2,402	41,363
Dana Holding Corp.	2,005	41,263
Jack in the Box, Inc.	460	40,554
Restoration Hardware Holdings, Inc.*	410	40,029
Men's Wearhouse, Inc.	594	38,059
Pool Corp.	535	37,547
Buffalo Wild Wings, Inc.*	234	36,665
Wolverine World Wide, Inc.	1,269	36,142
Cracker Barrel Old Country Store, Inc.	236	35,202
G-III Apparel Group Ltd.*	490	34,471
Cheesecake Factory, Inc.	599	32,666
Bloomin' Brands, Inc.	1,516	32,367
Texas Roadhouse, Inc. — Class A	861	32,227
Lithia Motors, Inc. — Class A	280	31,685
TRI Pointe Homes, Inc.*	1,985	30,370
Asbury Automotive Group, Inc.*	335	30,358
Deckers Outdoor Corp.*	418	30,083
Steven Madden Ltd.*	692	29,604
Big Lots, Inc.	653	29,378
Allegiant Travel Co. — Class A	165	29,349
Marriott Vacations Worldwide Corp.	318	29,176
Liberty TripAdvisor Holdings, Inc. — Class A*	905	29,159
Chico's FAS, Inc.	1,735	28,854
Ascena Retail Group, Inc.*	1,698	28,280
HSN, Inc.	400	28,076
HNI Corp.	547	27,978
Pinnacle Entertainment, Inc.*	744	27,737
ANN, Inc.*	565	27,284
Papa John's International, Inc.	356	26,917
Ryland Group, Inc.	575	26,662
Five Below, Inc.*	670	26,486
La Quinta Holdings, Inc.*	1,142	26,095
Group 1 Automotive, Inc.	287	26,068
DreamWorks Animation SKG, Inc. — Class A*	919	24,242
Gentherm, Inc.*	441	24,215
Cooper Tire & Rubber Co.	708	23,952
Mobile Mini, Inc.	563	23,669
Meritage Homes Corp.*	487	22,933
PriceSmart, Inc.	239	21,806
Columbia Sportswear Co.	353	21,341
Herman Miller, Inc.	733	21,205
Churchill Downs, Inc.	165	20,633
DineEquity, Inc.	208	20,611
UniFirst Corp.	183	20,468
Interface, Inc. — Class A	812	20,341
Beacon Roofing Supply, Inc.*	610	20,265
Genesco, Inc.*	296	19,545
American Axle & Manufacturing Holdings, Inc.*	931	19,467
Steelcase, Inc. — Class A	1,024	19,364
Select Comfort Corp.*	643	19,335
Express, Inc.*	1,039	18,816
Essendant, Inc.	471	18,487
Sonic Corp.	639	18,403
Abercrombie & Fitch Co. — Class A	842	18,111
Penn National Gaming, Inc.*	981	18,001
Outerwall, Inc.[1]	227	17,277
Caleres, Inc.	538	17,098
Popeyes Louisiana Kitchen, Inc.*	285	17,097
G&K Services, Inc. — Class A	246	17,008
Core-Mark Holding Company, Inc.	284	16,827
KB Home	1,003	16,650
La-Z-Boy, Inc.	629	16,569
Children's Place, Inc.	253	16,549
Fiesta Restaurant Group, Inc.*	330	16,500
Barnes & Noble, Inc.*	622	16,147
Diamond Resorts International, Inc.*	511	16,122
Standard Pacific Corp.*	1,798	16,020
Buckle, Inc.	348	15,928
First Cash Financial Services, Inc.*	347	15,820
Finish Line, Inc. — Class A	566	15,746
Meritor, Inc.*	1,200	15,744
Oxford Industries, Inc.	180	15,741
Dorman Products, Inc.*	329	15,680
Krispy Kreme Doughnuts, Inc.*	797	15,350
Mattress Firm Holding Corp.*	251	15,298
SeaWorld Entertainment, Inc.	828	15,268
Knoll, Inc.	600	15,018
Red Robin Gourmet Burgers, Inc.*	174	14,933
Belmond Ltd. — Class A*	1,191	14,876
Bob Evans Farms, Inc.	291	14,856
Boyd Gaming Corp.*	981	14,666
Iconix Brand Group, Inc.*	587	14,657
Guess?, Inc.	761	14,588
MDC Holdings, Inc.	480	14,386
Hibbett Sports, Inc.*	306	14,253
Pier 1 Imports, Inc.	1,108	13,994
Navistar International Corp.*	617	13,963
Hawaiian Holdings, Inc.*	586	13,918
Crocs, Inc.*	946	13,916
Vitamin Shoppe, Inc.*	366	13,641
ScanSource, Inc.*	352	13,397
Conn's, Inc.*	336	13,339
ClubCorp Holdings, Inc.	536	12,800
BJ's Restaurants, Inc.*	264	12,791
International Speedway Corp. — Class A	343	12,578
Cato Corp. — Class A	323	12,519

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Cyclical - 10.3% (continued)
TiVo, Inc.*	1,194	$12,107
National CineMedia, Inc.	756	12,066
Denny's Corp.*	1,037	12,040
iRobot Corp.*	365	11,636
Wesco Aircraft Holdings, Inc.*	758	11,484
Rush Enterprises, Inc. — Class A*	435	11,402
Libbey, Inc.	269	11,117
Interval Leisure Group, Inc.	481	10,991
Rentrak Corp.*	156	10,889
Wabash National Corp.*	835	10,471
Cooper-Standard Holding, Inc.*	167	10,265
Dave & Buster's Entertainment, Inc.*	277	9,997
Performance Sports Group Ltd.*	548	9,865
Universal Electronics, Inc.*	195	9,719
Sonic Automotive, Inc. — Class A	405	9,651
Scientific Games Corp. — Class A*,1	617	9,588
Zoe's Kitchen, Inc.*	234	9,580
SkyWest, Inc.	635	9,550
Cash America International, Inc.	338	8,852
Fred's, Inc. — Class A	457	8,816
Eros International plc*	347	8,717
American Woodmark Corp.*	158	8,666
Standard Motor Products, Inc.	245	8,604
Callaway Golf Co.	960	8,582
Steiner Leisure Ltd.*	158	8,497
Virgin America, Inc.*	308	8,464
Nautilus, Inc.*	386	8,303
Biglari Holdings, Inc.*	20	8,275
Ethan Allen Interiors, Inc.	313	8,244
Cavco Industries, Inc.*	109	8,223
Pep Boys-Manny Moe & Jack*	661	8,110
Taylor Morrison Home Corp. — Class A*	394	8,022
AMC Entertainment Holdings, Inc. — Class A	261	8,007
Carmike Cinemas, Inc.*	301	7,989
Regis Corp.*	503	7,927
Winnebago Industries, Inc.	331	7,808
Remy International, Inc.	352	7,783
H&E Equipment Services, Inc.	384	7,668
M/I Homes, Inc.*	301	7,426
MarineMax, Inc.*	313	7,359
Zumiez, Inc.*	270	7,190
Francesca's Holdings Corp.*	520	7,004
Ruth's Hospitality Group, Inc.	429	6,915
Lumber Liquidators Holdings, Inc.*	333	6,897
Stage Stores, Inc.	392	6,872
Tower International, Inc.*	259	6,747
Beazer Homes USA, Inc.*	337	6,723
Motorcar Parts of America, Inc.*	221	6,650
DTS, Inc.*	217	6,616
Modine Manufacturing Co.*	589	6,320
Party City Holdco, Inc.*	304	6,162
William Lyon Homes — Class A*	240	6,161
Unifi, Inc.*	183	6,131
Tuesday Morning Corp.*	542	6,106
Installed Building Products, Inc.*	243	5,949
Kirkland's, Inc.	213	5,936
Douglas Dynamics, Inc.	275	5,907
Republic Airways Holdings, Inc.*	625	5,738
Titan International, Inc.	531	5,703
Daktronics, Inc.	473	5,610
Haverty Furniture Companies, Inc.	251	5,427
Chuy's Holdings, Inc.*	202	5,412
Del Frisco's Restaurant Group, Inc.*	290	5,403
Movado Group, Inc.	197	5,351
Shoe Carnival, Inc.	184	5,310
Arctic Cat, Inc.	159	5,280
Superior Industries International, Inc.	288	5,273
America's Car-Mart, Inc.*	105	5,179
Kimball International, Inc. — Class B	422	5,132
Isle of Capri Casinos, Inc.*	272	4,937
Ruby Tuesday, Inc.*	763	4,784
EZCORP, Inc. — Class A*	636	4,725
Tile Shop Holdings, Inc.*	333	4,725
Sequential Brands Group, Inc.*	309	4,725
Freshpet, Inc.*	253	4,706
Boot Barn Holdings, Inc.*	146	4,672
Citi Trends, Inc.*	191	4,622
WCI Communities, Inc.*	189	4,610
Carrols Restaurant Group, Inc.*	436	4,534
Habit Restaurants, Inc. — Class A*	140	4,381
Malibu Boats, Inc. — Class A*	218	4,380
Marcus Corp.	226	4,335
PetMed Express, Inc.	249	4,300
Shake Shack, Inc. — Class A*	71	4,279
Federal-Mogul Holdings Corp.*	373	4,234
Caesars Entertainment Corp.*,1	681	4,168
Culp, Inc.	127	3,937
Caesars Acquisition Co. — Class A*	568	3,908
Hovnanian Enterprises, Inc. — Class A*	1,467	3,902
Stein Mart, Inc.	361	3,780
Century Communities, Inc.*	185	3,724
Bassett Furniture Industries, Inc.	130	3,693
Perry Ellis International, Inc.*	150	3,566
LGI Homes, Inc.*	172	3,402
El Pollo Loco Holdings, Inc.*	164	3,396
Fox Factory Holding Corp.*	207	3,329
Hooker Furniture Corp.	131	3,289
Container Store Group, Inc.*	194	3,273
Potbelly Corp.*	267	3,271
Speedway Motorsports, Inc.	144	3,262
PC Connection, Inc.	131	3,241
Big 5 Sporting Goods Corp.	225	3,197
Titan Machinery, Inc.*	213	3,137
Flexsteel Industries, Inc.	72	3,102

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Consumer, Cyclical - 10.3% (continued)
NACCO Industries, Inc. — Class A	51	$3,099
Strattec Security Corp.	44	3,023
Vera Bradley, Inc.*	262	2,953
Cherokee, Inc.	103	2,903
Reading International, Inc. — Class A*	203	2,812
Build-A-Bear Workshop, Inc. — Class A*	175	2,798
Miller Industries, Inc.	139	2,773
Eldorado Resorts, Inc.*	342	2,674
Commercial Vehicle Group, Inc.*	369	2,660
Winmark Corp.	27	2,660
Jamba, Inc.*	170	2,633
Black Diamond, Inc.*	280	2,587
Monarch Casino & Resort, Inc.*	125	2,570
Intrawest Resorts Holdings, Inc.*	221	2,568
Metaldyne Performance Group, Inc.	141	2,559
Bravo Brio Restaurant Group, Inc.*	187	2,534
Sportsman's Warehouse Holdings, Inc.*	220	2,501
Weyco Group, Inc.	81	2,415
Bojangles', Inc.*	100	2,386
JAKKS Pacific, Inc.*,1	233	2,304
Papa Murphy's Holdings, Inc.*	111	2,300
Noodles & Co.*	155	2,263
Escalade, Inc.	123	2,262
Vince Holding Corp.*	188	2,252
Morgans Hotel Group Co.*	333	2,244
Destination XL Group, Inc.*	442	2,214
AV Homes, Inc.*	152	2,184
West Marine, Inc.*	221	2,130
Skullcandy, Inc.*	270	2,071
VOXX International Corp. — Class A*	244	2,020
Kona Grill, Inc.*	102	1,980
Lifetime Brands, Inc.	132	1,950
Green Brick Partners, Inc.*	174	1,905
New Home Company, Inc.*	109	1,878
Accuride Corp.*	478	1,840
Christopher & Banks Corp.*	457	1,833
Superior Uniform Group, Inc.	90	1,489
Johnson Outdoors, Inc. — Class A	62	1,460
Tilly's, Inc. — Class A*	138	1,334
Systemax, Inc.*	139	1,201
Flex Pharma, Inc.*	67	1,152
Castle Brands, Inc.*	806	1,120
Quiksilver, Inc.*	1,682	1,115
Empire Resorts, Inc.*	190	967
Marine Products Corp.	131	817
Blue Bird Corp.*	62	805
bebe stores, Inc.	350	700
Total Consumer, Cyclical		3,094,068
Industrial - 9.5%
Berry Plastics Group, Inc.*	1,463	47,401
Teledyne Technologies, Inc.*	434	45,792
Woodward, Inc.	803	44,156
Belden, Inc.	524	42,565
Curtiss-Wright Corp.	585	42,377
FEI Co.	511	42,378
XPO Logistics, Inc.*	876	39,577
EnerSys	547	38,449
CLARCOR, Inc.	617	38,401
EMCOR Group, Inc.	771	36,831
Esterline Technologies Corp.*	382	36,420
Generac Holdings, Inc.*	850	33,788
Moog, Inc. — Class A*	476	33,644
Polypore International, Inc.*	553	33,114
Rexnord Corp.*	1,248	29,840
Louisiana-Pacific Corp.*	1,751	29,820
IMAX Corp.*	731	29,437
KLX, Inc.*	638	28,155
Con-way, Inc.	697	26,743
Littelfuse, Inc.	278	26,379
Barnes Group, Inc.	674	26,279
Masonite International Corp.*	371	26,012
Universal Display Corp.*	494	25,555
Tech Data Corp.*	443	25,499
Dycom Industries, Inc.*	419	24,658
Swift Transportation Co. — Class A*	1,083	24,551
HEICO Corp. — Class A	483	24,522
Mueller Industries, Inc.	700	24,304
KapStone Paper and Packaging Corp.	1,047	24,207
Hillenbrand, Inc.	774	23,762
Matson, Inc.	534	22,449
Scorpio Tankers, Inc.	2,197	22,168
TASER International, Inc.*	657	21,885
RBC Bearings, Inc.*	288	20,667
Knight Transportation, Inc.	769	20,563
Sanmina Corp.*	1,016	20,484
Forward Air Corp.	381	19,911
Applied Industrial Technologies, Inc.	494	19,586
Trex Company, Inc.*	394	19,475
Proto Labs, Inc.*	286	19,299
Vishay Intertechnology, Inc.	1,639	19,144
Tetra Tech, Inc.	741	18,999
Franklin Electric Company, Inc.	585	18,913
Apogee Enterprises, Inc.	359	18,898
Knowles Corp.*	1,030	18,643
Coherent, Inc.*	293	18,600
Plexus Corp.*	413	18,123
Mueller Water Products, Inc. — Class A	1,978	18,000
Watts Water Technologies, Inc. — Class A	346	17,940
Hub Group, Inc. — Class A*	444	17,911
Boise Cascade Co.*	486	17,826
Simpson Manufacturing Company, Inc.	518	17,612
MSA Safety, Inc.	360	17,463
OSI Systems, Inc.*	244	17,273
Drew Industries, Inc.	297	17,232

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Industrial - 9.5% (continued)
Granite Construction, Inc.	484	$17,187
Actuant Corp. — Class A	732	16,902
Atlas Air Worldwide Holdings, Inc.*	307	16,873
Astronics Corp.*	236	16,730
Headwaters, Inc.*	907	16,525
TriMas Corp.*	557	16,487
AZZ, Inc.	317	16,421
MasTec, Inc.*	821	16,313
Itron, Inc.*	473	16,290
Harsco Corp.	985	16,253
EnPro Industries, Inc.	281	16,079
Aerojet Rocketdyne Holdings, Inc.*	770	15,870
Nordic American Tankers Ltd.	1,096	15,596
Greenbrier Companies, Inc.	324	15,179
Rogers Corp.*	229	15,146
Tennant Co.	226	14,767
Brady Corp. — Class A	587	14,522
Werner Enterprises, Inc.	545	14,306
Exponent, Inc.	319	14,284
Kaman Corp.	335	14,050
Benchmark Electronics, Inc.*	644	14,026
AAR Corp.	436	13,895
Albany International Corp. — Class A	348	13,850
Advanced Energy Industries, Inc.*	503	13,827
HEICO Corp.	236	13,759
John Bean Technologies Corp.	359	13,495
Chart Industries, Inc.*	375	13,406
Greif, Inc. — Class A	373	13,372
Sturm Ruger & Company, Inc.	230	13,213
TimkenSteel Corp.	483	13,036
US Ecology, Inc.	266	12,960
Tidewater, Inc.	569	12,934
Methode Electronics, Inc.	471	12,929
TAL International Group, Inc.*	409	12,924
Universal Forest Products, Inc.	247	12,851
Lindsay Corp.	145	12,747
Cubic Corp.	266	12,656
Standex International Corp.	157	12,549
Heartland Express, Inc.	619	12,522
II-VI, Inc.*	645	12,242
Saia, Inc.*	308	12,101
Advanced Drainage Systems, Inc.	411	12,055
ESCO Technologies, Inc.	321	12,009
RTI International Metals, Inc.*	379	11,946
Ship Finance International Ltd.	729	11,897
General Cable Corp.	601	11,858
Echo Global Logistics, Inc.*	363	11,856
CIRCOR International, Inc.	211	11,506
Federal Signal Corp.	769	11,466
UTI Worldwide, Inc.*	1,135	11,339
AAON, Inc.	503	11,328
Badger Meter, Inc.	178	11,301
Encore Wire Corp.	255	11,294
Smith & Wesson Holding Corp.*	661	10,966
Sun Hydraulics Corp.	279	10,633
Briggs & Stratton Corp.	548	10,554
Comfort Systems USA, Inc.	459	10,534
GasLog Ltd.	512	10,214
ArcBest Corp.	320	10,176
FARO Technologies, Inc.*	214	9,994
Tutor Perini Corp.*	461	9,948
LSB Industries, Inc.*	243	9,924
Nortek, Inc.*	119	9,892
Astec Industries, Inc.	233	9,744
Rofin-Sinar Technologies, Inc.*	346	9,550
Raven Industries, Inc.	465	9,453
Newport Corp.*	490	9,290
Roadrunner Transportation Systems, Inc.*	346	8,927
Quanex Building Products Corp.	416	8,915
DHT Holdings, Inc.	1,141	8,866
Altra Industrial Motion Corp.	325	8,834
Fluidigm Corp.*	354	8,567
Aegion Corp. — Class A*	451	8,542
PGT, Inc.*	587	8,517
Fabrinet*	436	8,166
Continental Building Products, Inc.*	383	8,116
Hyster-Yale Materials Handling, Inc.	117	8,106
Hornbeck Offshore Services, Inc.*	393	8,068
MYR Group, Inc.*	257	7,957
Summit Materials, Inc. — Class A*	309	7,880
CTS Corp.	408	7,862
Gibraltar Industries, Inc.*	381	7,761
Haynes International, Inc.	153	7,546
AVX Corp.	559	7,524
GrafTech International Ltd.*	1,478	7,331
Builders FirstSource, Inc.*	570	7,319
TTM Technologies, Inc.*	726	7,253
DXP Enterprises, Inc.*	155	7,208
Textainer Group Holdings Ltd.	272	7,075
Celadon Group, Inc.	335	6,928
Teekay Tankers Ltd. — Class A	1,040	6,874
Tredegar Corp.	308	6,810
Air Transport Services Group, Inc.*	649	6,808
US Concrete, Inc.*	179	6,782
Griffon Corp.	420	6,686
Gorman-Rupp Co.	234	6,571
Blount International, Inc.*	598	6,530
Alamo Group, Inc.	118	6,448
Argan, Inc.	159	6,412
Marten Transport Ltd.	294	6,380
Kadant, Inc.	135	6,372
GSI Group, Inc.*	423	6,358
Aerovironment, Inc.*	242	6,311
Lydall, Inc.*	209	6,178
Columbus McKinnon Corp.	247	6,175
NN, Inc.	235	5,997
Patrick Industries, Inc.*	157	5,974
Myers Industries, Inc.	300	5,700

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Industrial - 9.5% (continued)
American Railcar Industries, Inc.	116	$5,642
Quality Distribution, Inc.*	345	5,334
GP Strategies Corp.*	160	5,318
Checkpoint Systems, Inc.	517	5,263
Kimball Electronics, Inc.*	359	5,238
Park-Ohio Holdings Corp.	108	5,234
YRC Worldwide, Inc.*	403	5,231
Era Group, Inc.*	253	5,181
Dorian LPG Ltd.*	305	5,087
NCI Building Systems, Inc.*	334	5,033
National Presto Industries, Inc.	60	4,819
Park Electrochemical Corp.	251	4,809
NVE Corp.	60	4,704
Global Brass & Copper Holdings, Inc.	264	4,491
LB Foster Co. — Class A	128	4,430
CAI International, Inc.*	212	4,365
Insteel Industries, Inc.	227	4,245
PowerSecure International, Inc.*	276	4,074
Stoneridge, Inc.*	344	4,028
American Science & Engineering, Inc.	91	3,987
Powell Industries, Inc.	112	3,939
Mistras Group, Inc.*	206	3,910
Trinseo S.A.*	141	3,785
Furmanite Corp.*	464	3,768
Navios Maritime Holdings, Inc.	1,000	3,720
Navios Maritime Acquisition Corp.	1,008	3,619
Scorpio Bulkers, Inc.*	2,211	3,604
Covenant Transportation Group, Inc. — Class A*	142	3,559
Stock Building Supply Holdings, Inc.*	182	3,558
Kratos Defense & Security Solutions, Inc.*	556	3,503
Ducommun, Inc.*	136	3,491
Chase Corp.	85	3,379
Sparton Corp.*	122	3,333
Frontline Ltd.*	1,323	3,228
Mesa Laboratories, Inc.	36	3,200
Applied Optoelectronics, Inc.*	184	3,194
Golden Ocean Group Ltd.	822	3,165
FreightCar America, Inc.	151	3,153
Ply Gem Holdings, Inc.*	265	3,124
Power Solutions International, Inc.*	57	3,079
CECO Environmental Corp.	264	2,991
ZAGG, Inc.*	357	2,827
Hurco Companies, Inc.	80	2,770
Casella Waste Systems, Inc. — Class A*	487	2,732
VSE Corp.	51	2,729
AEP Industries, Inc.*	49	2,705
Ardmore Shipping Corp.	220	2,664
Bel Fuse, Inc. — Class B	127	2,606
USA Truck, Inc.*	120	2,548
Graham Corp.	124	2,541
LSI Industries, Inc.	266	2,484
Orion Marine Group, Inc.*	344	2,484
Vicor Corp.*	202	2,462
Xerium Technologies, Inc.*	135	2,457
Multi-Fineline Electronix, Inc.*	112	2,448
Radiant Logistics, Inc.*	327	2,390
Northwest Pipe Co.*	117	2,383
Hill International, Inc.*	449	2,362
Vishay Precision Group, Inc.*	155	2,334
Heritage-Crystal Clean, Inc.*	154	2,264
Universal Truckload Services, Inc.	103	2,262
Control4 Corp.*	254	2,258
PAM Transportation Services, Inc.*	38	2,206
Core Molding Technologies, Inc.*	93	2,124
TRC Companies, Inc.*	207	2,101
Olympic Steel, Inc.	112	1,953
Twin Disc, Inc.	103	1,920
Nordic American Offshore Ltd.	233	1,897
Eagle Bulk Shipping, Inc.*	269	1,875
Imprivata, Inc.*	111	1,816
Allied Motion Technologies, Inc.	76	1,707
Fenix Parts, Inc.*	167	1,673
Lawson Products, Inc.*	70	1,644
Safe Bulkers, Inc.[1]	466	1,501
Omega Flex, Inc.	36	1,356
Handy & Harman Ltd.*	32	1,109
NL Industries, Inc.*	84	622
Ultrapetrol Bahamas Ltd.*	263	297
Total Industrial		2,871,441
Technology - 8.4%
Manhattan Associates, Inc.*	907	54,104
Tyler Technologies, Inc.*	414	53,563
MAXIMUS, Inc.	810	53,242
Aspen Technology, Inc.*	1,050	47,828
Cavium, Inc.*	680	46,790
Verint Systems, Inc.*	754	45,802
Guidewire Software, Inc.*	863	45,679
EPAM Systems, Inc.*	599	42,667
Dealertrack Technologies, Inc.*	674	42,319
Microsemi Corp.*	1,170	40,891
Integrated Device Technology, Inc.*	1,822	39,537
Ambarella, Inc.*	385	39,536
Synaptics, Inc.*	453	39,290
Qlik Technologies, Inc.*	1,123	39,260
Medidata Solutions, Inc.*	680	36,937
ACI Worldwide, Inc.*	1,435	35,258
Fair Isaac Corp.	382	34,678
Blackbaud, Inc.	576	32,803
Mentor Graphics Corp.	1,229	32,482
Convergys Corp.	1,215	30,971
Proofpoint, Inc.*	485	30,879
Science Applications International Corp.	565	29,860
Demandware, Inc.*	410	29,143
Take-Two Interactive Software, Inc.*	1,040	28,672
Advent Software, Inc.	648	28,648

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Technology - 8.4% (continued)
Silicon Laboratories, Inc.*	525	$28,355
Diebold, Inc.	785	27,475
Cirrus Logic, Inc.*	780	26,543
SYNNEX Corp.	353	25,836
Entegris, Inc.*	1,724	25,118
Electronics for Imaging, Inc.*	576	25,062
MKS Instruments, Inc.	656	24,889
Fairchild Semiconductor International, Inc. — Class A*	1,431	24,871
Monolithic Power Systems, Inc.	486	24,645
Tessera Technologies, Inc.	647	24,573
CACI International, Inc. — Class A*	297	24,024
CommVault Systems, Inc.*	556	23,580
Cornerstone OnDemand, Inc.*	663	23,072
Imperva, Inc.*	326	22,070
FleetMatics Group plc*	470	22,010
Synchronoss Technologies, Inc.*	477	21,813
Stratasys Ltd.*	616	21,517
IGATE Corp.*	444	21,174
Rambus, Inc.*	1,420	20,576
Intersil Corp. — Class A	1,621	20,279
MicroStrategy, Inc. — Class A*	114	19,389
Virtusa Corp.*	364	18,710
OmniVision Technologies, Inc.*	714	18,703
Advanced Micro Devices, Inc.*	7,698	18,475
PMC-Sierra, Inc.*	2,145	18,361
Syntel, Inc.*	386	18,327
Infoblox, Inc.*	697	18,268
Envestnet, Inc.*	434	17,547
Nimble Storage, Inc.*	615	17,257
Progress Software Corp.*	622	17,105
Rovi Corp.*	1,070	17,067
Acxiom Corp.*	961	16,894
NetScout Systems, Inc.*,1	459	16,832
Omnicell, Inc.*	446	16,819
MedAssets, Inc.*	742	16,369
Power Integrations, Inc.	362	16,355
Semtech Corp.*	816	16,198
QLogic Corp.*	1,073	15,226
Cray, Inc.*	502	14,814
InvenSense, Inc. — Class A*,1	951	14,360
Cabot Microelectronics Corp.*	304	14,321
Insight Enterprises, Inc.*	477	14,267
Veeco Instruments, Inc.*	496	14,255
ExlService Holdings, Inc.*	409	14,143
Bottomline Technologies de, Inc.*	503	13,988
AVG Technologies N.V.*	503	13,687
Super Micro Computer, Inc.*	453	13,400
SPS Commerce, Inc.*	203	13,357
Paycom Software, Inc.*	383	13,079
CSG Systems International, Inc.	403	12,759
Luxoft Holding, Inc.*	224	12,667
MTS Systems Corp.	183	12,618
RealPage, Inc.*	649	12,376
BroadSoft, Inc.*	358	12,376
Qualys, Inc.*	305	12,307
Unisys Corp.*	614	12,274
Monotype Imaging Holdings, Inc.	492	11,862
Sykes Enterprises, Inc.*	479	11,616
Constant Contact, Inc.*	395	11,360
HubSpot, Inc.*	229	11,354
Diodes, Inc.*	461	11,115
M/A-COM Technology Solutions Holdings, Inc.*	286	10,940
Ebix, Inc.	330	10,761
Inphi Corp.*	470	10,744
Callidus Software, Inc.*	680	10,594
Quality Systems, Inc.	614	10,174
Pegasystems, Inc.	439	10,049
Brooks Automation, Inc.	830	9,504
Interactive Intelligence Group, Inc.*	213	9,472
2U, Inc.*	292	9,399
Glu Mobile, Inc.*	1,474	9,154
ManTech International Corp. — Class A	298	8,642
Integrated Silicon Solution, Inc.	390	8,635
Lattice Semiconductor Corp.*	1,436	8,458
Photronics, Inc.*	817	7,770
MaxLinear, Inc. — Class A*	636	7,696
Micrel, Inc.	549	7,631
inContact, Inc.*	756	7,462
Computer Programs & Systems, Inc.	139	7,425
Cvent, Inc.*	286	7,373
Amkor Technology, Inc.*	1,214	7,260
Actua Corp.*	499	7,116
LivePerson, Inc.*	701	6,877
Epiq Systems, Inc.	398	6,718
Applied Micro Circuits Corp.*	995	6,716
FormFactor, Inc.*	708	6,514
Ultratech, Inc.*	339	6,292
PROS Holdings, Inc.*	294	6,206
Mercury Systems, Inc.*	420	6,149
Rally Software Development Corp.*	315	6,127
RealD, Inc.*	496	6,116
Tangoe, Inc.*	479	6,026
Globant S.A.*	186	5,660
Silver Spring Networks, Inc.*	448	5,560
Engility Holdings, Inc.	220	5,535
TeleTech Holdings, Inc.	200	5,416
PDF Solutions, Inc.*	332	5,312
Avid Technology, Inc.*	391	5,216
Sigma Designs, Inc.*	428	5,106
Xcerra Corp.*	671	5,079
SciQuest, Inc.*	339	5,021
CEVA, Inc.*	253	4,916
Nanometrics, Inc.*	295	4,755
Exar Corp.*	484	4,734
Rudolph Technologies, Inc.*	393	4,720
IXYS Corp.	305	4,667
Dot Hill Systems Corp.*	753	4,608
Quantum Corp.*	2,648	4,449
Immersion Corp.*	344	4,358
Digimarc Corp.*	94	4,243

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Technology - 8.4% (continued)
Benefitfocus, Inc.*	96	$4,210
Cohu, Inc.	318	4,207
Axcelis Technologies, Inc.*	1,396	4,132
Merge Healthcare, Inc.*	848	4,070
Barracuda Networks, Inc.*	99	3,922
KEYW Holding Corp.*,1	412	3,840
OPOWER, Inc.*	318	3,660
Eastman Kodak Co.*	216	3,629
Vocera Communications, Inc.*	316	3,618
Pericom Semiconductor Corp.	275	3,616
Press Ganey Holdings, Inc.*	124	3,555
Everyday Health, Inc.*	262	3,348
Castlight Health, Inc. — Class B*	411	3,346
Ciber, Inc.*	969	3,343
QAD, Inc. — Class A	125	3,304
Model N, Inc.*	257	3,061
Sapiens International Corporation N.V.	294	3,052
InnerWorkings, Inc.*	456	3,042
Mattson Technology, Inc.*	906	3,035
Jive Software, Inc.*	574	3,014
Digi International, Inc.*	306	2,922
American Software, Inc. — Class A	306	2,907
Seachange International, Inc.*	410	2,874
DSP Group, Inc.*	275	2,841
Kopin Corp.*	817	2,819
MobileIron, Inc.*	473	2,795
Silicon Graphics International Corp.*	428	2,769
Brightcove, Inc.*	400	2,744
Violin Memory, Inc.*	1,116	2,734
Carbonite, Inc.*	223	2,634
Cascade Microtech, Inc.*	167	2,543
New Relic, Inc.*	71	2,498
Ultra Clean Holdings, Inc.*	389	2,423
Varonis Systems, Inc.*	109	2,408
Hortonworks, Inc.*	93	2,355
Alpha & Omega Semiconductor Ltd.*	269	2,351
Datalink Corp.*	253	2,262
Guidance Software, Inc.*	234	1,982
EMCORE Corp.*	300	1,806
Digital Turbine, Inc.*	590	1,782
Agilysys, Inc.*	189	1,735
Imation Corp.*	425	1,726
Park City Group, Inc.*	131	1,623
Five9, Inc.*	290	1,517
Amber Road, Inc.*	215	1,509
ExOne Co.*	129	1,432
Workiva, Inc.*	90	1,245
Apigee Corp.*	62	616
Code Rebel Corp.*	13	421
Total Technology		2,543,210
Communications - 4.9%
Houghton Mifflin Harcourt Co.*	1,679	42,311
j2 Global, Inc.	593	40,287
Ciena Corp.*	1,445	34,218
Infinera Corp.*	1,594	33,442
ViaSat, Inc.*	525	31,637
GrubHub, Inc.*	911	31,038
Time, Inc.	1,346	30,970
Plantronics, Inc.	481	27,085
InterDigital, Inc.	443	25,202
DigitalGlobe, Inc.*	891	24,761
Meredith Corp.	452	23,571
New York Times Co. — Class A	1,690	23,068
Anixter International, Inc.*	351	22,868
Finisar Corp.*	1,277	22,820
Sinclair Broadcast Group, Inc. — Class A	815	22,746
comScore, Inc.*	423	22,529
Shutterfly, Inc.*	462	22,088
Nexstar Broadcasting Group, Inc. — Class A	385	21,560
WebMD Health Corp. — Class A*	465	20,590
NeuStar, Inc. — Class A*	681	19,892
LogMeIn, Inc.*	303	19,540
Media General, Inc.*	1,176	19,428
West Corp.	640	19,264
Cogent Communications Holdings, Inc.	566	19,153
Polycom, Inc.*	1,660	18,990
EW Scripps Co. — Class A	727	16,612
Orbitz Worldwide, Inc.*	1,362	15,554
Gogo, Inc.*	691	14,808
Endurance International Group Holdings, Inc.*	716	14,793
NIC, Inc.	806	14,734
Zendesk, Inc.*	653	14,504
Scholastic Corp.	328	14,475
Shutterstock, Inc.*	240	14,074
Web.com Group, Inc.*	539	13,055
Consolidated Communications Holdings, Inc.	621	13,048
Stamps.com, Inc.*	175	12,875
NETGEAR, Inc.*	426	12,789
Globalstar, Inc.*,1	5,817	12,274
Gray Television, Inc.*	774	12,136
RingCentral, Inc. — Class A*	654	12,093
Ubiquiti Networks, Inc.	376	12,000
Marketo, Inc.*	426	11,954
Vonage Holdings Corp.*	2,281	11,200
Gigamon, Inc.*	336	11,085
VASCO Data Security International, Inc.*	361	10,899
ADTRAN, Inc.	655	10,644
MDC Partners, Inc. — Class A	534	10,519
zulily, Inc. — Class A*	794	10,354
Shenandoah Telecommunications Co.	297	10,166
Loral Space & Communications, Inc.*	161	10,162
Cincinnati Bell, Inc.*	2,578	9,848
New Media Investment Group, Inc.	549	9,844
8x8, Inc.*	1,084	9,713
Ruckus Wireless, Inc.*	925	9,565
EarthLink Holdings Corp.	1,267	9,490

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Communications - 4.9% (continued)
HealthStream, Inc.*	309	$9,400
Ixia*	745	9,268
Wayfair, Inc. — Class A*	246	9,259
Iridium Communications, Inc.*	1,010	9,181
Atlantic Tele-Network, Inc.	126	8,704
Bankrate, Inc.*	820	8,602
RetailMeNot, Inc.*	471	8,398
Perficient, Inc.*	436	8,389
CalAmp Corp.*	445	8,126
Blucora, Inc.*	503	8,123
Coupons.com, Inc.*	742	8,006
Windstream Holdings, Inc.	1,220	7,784
Inteliquent, Inc.	412	7,581
Harmonic, Inc.*	1,088	7,431
Global Eagle Entertainment, Inc.*	569	7,408
Chegg, Inc.*	938	7,354
General Communication, Inc. — Class A*	430	7,314
GTT Communications, Inc.*	300	7,161
TrueCar, Inc.*	594	7,122
Textura Corp.*	243	6,763
Q2 Holdings, Inc.*	237	6,695
Pacific DataVision, Inc.*	158	6,657
Entravision Communications Corp. — Class A	782	6,436
FTD Companies, Inc.*	224	6,315
Internap Corp.*	676	6,253
World Wrestling Entertainment, Inc. — Class A	370	6,105
Intralinks Holdings, Inc.*	494	5,884
Premiere Global Services, Inc.*	571	5,876
Comtech Telecommunications Corp.	200	5,810
Comverse, Inc.*	279	5,602
Wix.com Ltd.*	229	5,409
ShoreTel, Inc.*	794	5,383
XO Group, Inc.*	325	5,314
ePlus, Inc.*	69	5,289
Lands' End, Inc.*	202	5,016
Safeguard Scientifics, Inc.*	255	4,962
ORBCOMM, Inc.*	735	4,961
Tribune Publishing Co.	318	4,942
Lionbridge Technologies, Inc.*	791	4,880
DHI Group, Inc.*	546	4,854
Rubicon Project, Inc.*	313	4,682
FairPoint Communications, Inc.*	256	4,664
RigNet, Inc.*	148	4,524
Spok Holdings, Inc.	267	4,496
Blue Nile, Inc.*	146	4,437
Bazaarvoice, Inc.*	748	4,406
Sonus Networks, Inc.*	608	4,207
Calix, Inc.*	546	4,155
Lumos Networks Corp.	279	4,126
Black Box Corp.	189	3,780
IDT Corp. — Class B	206	3,724
Straight Path Communications, Inc. — Class B*	113	3,705
Boingo Wireless, Inc.*	448	3,700
Zix Corp.*	707	3,655
Entercom Communications Corp. — Class A*	312	3,563
Cumulus Media, Inc. — Class A*	1,753	3,559
Harte-Hanks, Inc.	593	3,534
Hawaiian Telcom Holdco, Inc.*	132	3,445
Intelsat S.A.*,1	345	3,422
Etsy, Inc.*	242	3,400
Alliance Fiber Optic Products, Inc.	179	3,320
Angie's List, Inc.*	539	3,320
Overstock.com, Inc.*	147	3,313
Extreme Networks, Inc.*	1,230	3,309
1-800-Flowers.com, Inc. — Class A*	307	3,211
Yodlee, Inc.*	222	3,205
ChannelAdvisor Corp.*	266	3,179
NeoPhotonics Corp.*	338	3,086
Box, Inc. — Class A*	159	2,964
Limelight Networks, Inc.*	748	2,947
Liquidity Services, Inc.*	296	2,850
QuinStreet, Inc.*	437	2,819
Telenav, Inc.*	347	2,793
United Online, Inc.*	177	2,774
Oclaro, Inc.*	1,202	2,717
KVH Industries, Inc.*	198	2,663
A10 Networks, Inc.*	413	2,660
Rocket Fuel, Inc.*	324	2,657
Daily Journal Corp.*	13	2,555
Marin Software, Inc.*	368	2,480
Journal Media Group, Inc.	299	2,479
TubeMogul, Inc.*	170	2,429
Millennial Media, Inc.*	1,460	2,365
Martha Stewart Living Omnimedia, Inc. — Class A*	379	2,365
VirnetX Holding Corp.*	556	2,335
Reis, Inc.	105	2,329
Clearfield, Inc.*	139	2,211
TechTarget, Inc.*	241	2,152
HC2 Holdings, Inc.*	238	2,130
TeleCommunication Systems, Inc. — Class A*	617	2,042
Aerohive Networks, Inc.*	284	1,982
Marchex, Inc. — Class B	400	1,980
Central European Media Enterprises Ltd. — Class A*	906	1,975
Crown Media Holdings, Inc. — Class A*	425	1,921
Sizmek, Inc.*	265	1,882
Cyan, Inc.*	353	1,850
Saga Communications, Inc. — Class A	45	1,703
EVINE Live, Inc.*	612	1,646
ModusLink Global Solutions, Inc.*	464	1,578
RealNetworks, Inc.*	285	1,542
Novatel Wireless, Inc.*	456	1,482
Hemisphere Media Group, Inc.*	124	1,476
Preformed Line Products Co.	33	1,245
Townsquare Media, Inc. — Class A*	84	1,141

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Communications - 4.9% (continued)
NTELOS Holdings Corp.	214	$989
Travelzoo, Inc.*	86	970
Corindus Vascular Robotics, Inc.*	273	958
Connecture, Inc.*	82	866
MaxPoint Interactive, Inc.*	83	671
Total Communications		1,467,042
Energy - 2.8%
SemGroup Corp. — Class A	540	42,919
Western Refining, Inc.	870	37,948
Carrizo Oil & Gas, Inc.*	633	31,170
Exterran Holdings, Inc.	851	27,786
Oasis Petroleum, Inc.*	1,684	26,692
PDC Energy, Inc.*	492	26,392
Delek US Holdings, Inc.	705	25,958
Oil States International, Inc.*	624	23,232
Ultra Petroleum Corp.*	1,854	23,213
Bristow Group, Inc.	428	22,812
Matador Resources Co.*	899	22,475
Rosetta Resources, Inc.*	931	21,543
Atwood Oceanics, Inc.	783	20,703
MRC Global, Inc.*	1,246	19,238
RSP Permian, Inc.*	668	18,777
Pattern Energy Group, Inc.	635	18,021
Parsley Energy, Inc. — Class A*	1,021	17,786
Unit Corp.*	610	16,543
Helix Energy Solutions Group, Inc.*	1,302	16,444
SEACOR Holdings, Inc.*	224	15,891
McDermott International, Inc.*	2,933	15,662
Forum Energy Technologies, Inc.*	729	14,784
Synergy Resources Corp.*	1,275	14,573
Green Plains, Inc.	467	12,866
Bonanza Creek Energy, Inc.*	609	11,114
SunCoke Energy, Inc.	802	10,426
CARBO Ceramics, Inc.	241	10,033
Thermon Group Holdings, Inc.*	394	9,483
Primoris Services Corp.	477	9,445
C&J Energy Services Ltd.*	691	9,121
Stone Energy Corp.*	703	8,851
Newpark Resources, Inc.*	1,034	8,406
Flotek Industries, Inc.*	658	8,245
Peabody Energy Corp.	3,362	7,362
Alon USA Energy, Inc.	383	7,239
Callon Petroleum Co.*	810	6,739
FMSA Holdings, Inc.*	779	6,380
Sanchez Energy Corp.*,1	648	6,350
TETRA Technologies, Inc.*	979	6,246
Renewable Energy Group, Inc.*	538	6,219
Matrix Service Co.*	328	5,996
Bill Barrett Corp.*	615	5,283
Plug Power, Inc.*,1	2,132	5,223
Halcon Resources Corp.*	4,496	5,215
Tesco Corp.	478	5,210
REX American Resources Corp.*	81	5,155
Northern Oil and Gas, Inc.*	757	5,125
Pioneer Energy Services Corp.*	792	5,021
Parker Drilling Co.*	1,503	4,990
Clean Energy Fuels Corp.*,1	875	4,918
Clayton Williams Energy, Inc.*	73	4,800
Magnum Hunter Resources Corp.*,1	2,561	4,789
PHI, Inc.*	154	4,623
SandRidge Energy, Inc.*	5,240	4,595
Westmoreland Coal Co.*	220	4,572
Panhandle Oil and Gas, Inc. — Class A	203	4,200
Basic Energy Services, Inc.*	522	3,941
FutureFuel Corp.	300	3,861
Penn Virginia Corp.*	880	3,854
Trecora Resources*	248	3,745
Geospace Technologies Corp.*	162	3,734
Gulfmark Offshore, Inc. — Class A	315	3,654
Par Petroleum Corp.*	194	3,632
Natural Gas Services Group, Inc.*	157	3,583
Cloud Peak Energy, Inc.*	750	3,495
Abraxas Petroleum Corp.*	1,154	3,404
Rex Energy Corp.*	591	3,304
Jones Energy, Inc. — Class A*	353	3,195
Pacific Ethanol, Inc.*	303	3,127
Eclipse Resources Corp.*,1	588	3,093
Vivint Solar, Inc.*	254	3,091
Solazyme, Inc.*,1	984	3,090
Gastar Exploration, Inc.*	997	3,081
Energy XXI Ltd.[1]	1,161	3,053
Approach Resources, Inc.*	444	3,041
FuelCell Energy, Inc.*,1	3,081	3,010
Key Energy Services, Inc.*	1,636	2,945
Seventy Seven Energy, Inc.*	680	2,917
Triangle Petroleum Corp.*,1	573	2,876
Contango Oil & Gas Co.*	214	2,626
Enphase Energy, Inc.*	337	2,565
W&T Offshore, Inc.	430	2,356
EXCO Resources, Inc.[1]	1,941	2,290
Evolution Petroleum Corp.	302	1,990
ION Geophysical Corp.*	1,734	1,855
Independence Contract Drilling, Inc.*	203	1,801
TransAtlantic Petroleum Ltd.*	317	1,620
Isramco, Inc.*	11	1,518
Adams Resources & Energy, Inc.	26	1,160
Hallador Energy Co.	134	1,118
North Atlantic Drilling Ltd.	879	1,046
Erin Energy Corp.*	167	653
Earthstone Energy, Inc.*	16	312
Total Energy		844,438
Utilities - 2.5%
Dynegy, Inc.*	1,575	46,068
Cleco Corp.	744	40,064
IDACORP, Inc.	619	34,751
Piedmont Natural Gas Company, Inc.	968	34,180
WGL Holdings, Inc.	611	33,171
Portland General Electric Co.	963	31,933
UIL Holdings Corp.	696	31,891
Southwest Gas Corp.	576	30,649

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 77.1% (continued)
Utilities - 2.5% (continued)
New Jersey Resources Corp.	1,052	$28,983
NorthWestern Corp.	578	28,178
ALLETE, Inc.	599	27,788
Laclede Group, Inc.	533	27,748
ONE Gas, Inc.	647	27,536
PNM Resources, Inc.	979	24,083
Black Hills Corp.	551	24,051
Avista Corp.	766	23,478
South Jersey Industries, Inc.	841	20,798
Abengoa Yield plc	599	18,761
American States Water Co.	464	17,348
Talen Energy Corp.*	1,010	17,332
El Paso Electric Co.	497	17,226
Ormat Technologies, Inc.	456	17,182
MGE Energy, Inc.	426	16,499
Northwest Natural Gas Co.	336	14,172
California Water Service Group	589	13,458
Otter Tail Corp.	461	12,263
Empire District Electric Co.	536	11,685
Chesapeake Utilities Corp.	187	10,070
NRG Yield, Inc. — Class A	422	9,280
NRG Yield, Inc. — Class C	423	9,259
SJW Corp.	195	5,985
Unitil Corp.	172	5,679
Connecticut Water Service, Inc.	137	4,680
Atlantic Power Corp.	1,498	4,614
Middlesex Water Co.	198	4,467
PICO Holdings, Inc.*	283	4,166
York Water Co.	158	3,296
EnerNOC, Inc.*	333	3,230
Consolidated Water Company Ltd.	178	2,243
Artesian Resources Corp. — Class A	96	2,025
Ameresco, Inc. — Class A*	247	1,890
Genie Energy Ltd. — Class B*	152	1,591
Spark Energy, Inc. — Class A	37	583
Total Utilities		744,334
Basic Materials - 2.4%
PolyOne Corp.	1,096	42,931
Sensient Technologies Corp.	575	39,297
Axiall Corp.	863	31,111
Minerals Technologies, Inc.	427	29,092
Olin Corp.	953	25,683
HB Fuller Co.	620	25,184
Carpenter Technology Corp.	610	23,595
Chemtura Corp.*	826	23,384
Commercial Metals Co.	1,423	22,882
Balchem Corp.	382	21,285
US Silica Holdings, Inc.[1]	656	19,260
Worthington Industries, Inc.	590	17,735
Kaiser Aluminum Corp.	211	17,529
Stillwater Mining Co.*	1,484	17,200
A. Schulman, Inc.	360	15,739
Ferro Corp.*	897	15,052
Schweitzer-Mauduit International, Inc.	375	14,955
Quaker Chemical Corp.	164	14,570
Globe Specialty Metals, Inc.	799	14,142
Innophos Holdings, Inc.	257	13,528
Innospec, Inc.	298	13,422
Clearwater Paper Corp.*	234	13,408
Stepan Co.	237	12,824
Calgon Carbon Corp.	648	12,558
OM Group, Inc.	373	12,533
Neenah Paper, Inc.	206	12,146
Hecla Mining Co.	4,553	11,974
PH Glatfelter Co.	532	11,699
Tronox Ltd. — Class A	782	11,441
Coeur Mining, Inc.*	1,671	9,541
Kraton Performance Polymers, Inc.*	385	9,194
Deltic Timber Corp.	135	9,131
Aceto Corp.	358	8,818
Materion Corp.	248	8,742
AK Steel Holding Corp.*,1	2,186	8,460
Intrepid Potash, Inc.*	690	8,239
Horsehead Holding Corp.*	697	8,169
Cliffs Natural Resources, Inc.	1,855	8,032
Rayonier Advanced Materials, Inc.	492	8,000
Century Aluminum Co.*	606	6,321
Koppers Holdings, Inc.	252	6,229
Schnitzer Steel Industries, Inc. — Class A	326	5,695
Hawkins, Inc.	131	5,291
American Vanguard Corp.	358	4,940
Landec Corp.*	331	4,776
OMNOVA Solutions, Inc.*	576	4,314
Veritiv Corp.*	98	3,573
KMG Chemicals, Inc.	119	3,027
Rentech, Inc.*	2,821	3,018
Ring Energy, Inc.*	255	2,853
Kronos Worldwide, Inc.	258	2,828
Orchids Paper Products Co.	113	2,720
Energy Fuels, Inc.*	529	2,354
Oil-Dri Corporation of America	60	1,823
Uranium Energy Corp.*	1,113	1,770
United States Lime & Minerals, Inc.	24	1,395
Valhi, Inc.	231	1,307
Ryerson Holding Corp.*	135	1,229
Total Basic Materials		707,948
Diversified - 0.1%
HRG Group, Inc.*	967	12,572
National Bank Holdings Corp. — Class A	456	9,498
Tiptree Financial, Inc. — Class A	364	2,639
Resource America, Inc. — Class A	196	1,648
Total Diversified		26,357
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	370	11,907
Total Common Stocks
(Cost $22,437,326)		23,214,166

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†,*	29	$13
Magnum Hunter Resources Corp.
$8.50, 04/15/16*,1	444	–
Total Warrants
(Cost $150)		13

RIGHTS - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15†††,*	1,211	3,051
Furiex Pharmaceuticals, Inc.
Expires 07/03/17†††,*	88	860
Omthera Pharmaceuticals, Inc.
Expires 12/31/20†††,*	86	52
BioScrip, Inc.
Expires 07/31/15††,*	879	–
Total Rights
(Cost $1,952)		3,963

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 6.6%
Federal Home Loan Bank[2]
0.10% due 10/23/15	$2,000,000	1,999,372
Total Federal Agency Discount Notes
(Cost $1,999,367)		1,999,372

REPURCHASE AGREEMENTS††,3 - 15.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,572,053	2,572,053
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,279,576	1,279,576
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	738,871	738,871
Total Repurchase Agreements
(Cost $4,590,500)		4,590,500

SECURITIES LENDING COLLATERAL††,4 - 0.5%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	124,886	124,886
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	19,982	19,982
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	8,118	8,118
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	3,122	3,122
Total Securities Lending Collateral
(Cost $156,108)		156,108
Total Investments - 99.4%
(Cost $29,185,403)		$29,964,122
Other Assets & Liabilities, net - 0.6%		170,398
Total Net Assets - 100.0%		$30,134,520

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $249,660)	2	$(6,248)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $1,470,846)	1,173	$(30,171)
Credit Suisse Capital, LLC July 2015 Russell 2000 Index Swap, Terminating 07/28/15[5] (Notional Value $1,330,774)	1,061	(30,683)
Barclays Bank plc July 2015 Russell 2000 Index Swap, Terminating 07/31/15[5] (Notional Value $3,857,746)	3,077	(71,604)
(Total Notional Value $6,659,366)		$(132,458)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 27.6%
Regeneron Pharmaceuticals, Inc.*	5,075	$2,588,909
Constellation Brands, Inc. — Class A	21,345	2,476,447
Allergan plc*	7,982	2,422,217
Gilead Sciences, Inc.	19,208	2,248,872
Alexion Pharmaceuticals, Inc.*	11,602	2,097,294
Monster Beverage Corp.*	15,096	2,023,166
Celgene Corp.*	17,382	2,011,706
AmerisourceBergen Corp. — Class A	17,820	1,894,979
Zoetis, Inc.	36,740	1,771,603
Edwards Lifesciences Corp.*	11,210	1,596,640
DaVita HealthCare Partners, Inc.*	19,820	1,575,095
Amgen, Inc.	9,600	1,473,792
Moody's Corp.	13,603	1,468,580
Biogen, Inc.*	3,199	1,292,204
Mylan N.V.*	18,500	1,255,410
United Rentals, Inc.*	13,780	1,207,404
Robert Half International, Inc.	20,789	1,153,790
Keurig Green Mountain, Inc.	13,164	1,008,757
Hospira, Inc.*	10,400	922,584
Cintas Corp.	10,810	914,418
Intuitive Surgical, Inc.*	1,870	906,015
AbbVie, Inc.	12,951	870,178
Molson Coors Brewing Co. — Class B	12,240	854,474
MasterCard, Inc. — Class A	8,746	817,576
Dr Pepper Snapple Group, Inc.	11,200	816,480
Total Consumer, Non-cyclical		37,668,590
Consumer, Cyclical - 21.3%
DR Horton, Inc.	127,600	3,491,136
Lennar Corp. — Class A	54,695	2,791,633
Under Armour, Inc. — Class A*	32,890	2,744,341
O'Reilly Automotive, Inc.*	8,930	2,018,001
Delta Air Lines, Inc.	45,867	1,884,217
Southwest Airlines Co.	52,513	1,737,655
Chipotle Mexican Grill, Inc. — Class A*	2,510	1,518,525
CVS Health Corp.	14,150	1,484,052
Harman International Industries, Inc.	10,280	1,222,703
Lowe's Companies, Inc.	17,950	1,202,112
Dollar Tree, Inc.*	14,320	1,131,137
AutoZone, Inc.*	1,500	1,000,350
Wyndham Worldwide Corp.	11,932	977,350
Hanesbrands, Inc.	26,300	876,316
VF Corp.	11,170	778,996
NIKE, Inc. — Class B	6,950	750,739
Leggett & Platt, Inc.	14,780	719,490
Home Depot, Inc.	6,400	711,232
Nordstrom, Inc.	9,300	692,850
Ross Stores, Inc.	13,300	646,513
Michael Kors Holdings Ltd.*	14,700	618,723
Total Consumer, Cyclical		28,998,071
Technology - 18.1%
Avago Technologies Ltd.	19,820	2,634,672
Apple, Inc.	18,200	2,282,735
Akamai Technologies, Inc.*	31,705	2,213,643
Skyworks Solutions, Inc.	20,720	2,156,951
Micron Technology, Inc.*	94,740	1,784,902
Red Hat, Inc.*	21,889	1,662,032
Electronic Arts, Inc.*	22,824	1,517,796
Seagate Technology plc	27,717	1,316,557
Cognizant Technology Solutions Corp. — Class A*	21,222	1,296,452
Qorvo, Inc.*	15,200	1,220,104
Western Digital Corp.	13,040	1,022,597
Fiserv, Inc.*	11,746	972,921
Lam Research Corp.	8,800	715,880
Citrix Systems, Inc.*	9,980	700,197
Cerner Corp.*	9,744	672,921
NVIDIA Corp.	31,600	635,476
Intel Corp.	19,720	599,784
QUALCOMM, Inc.	9,377	587,282
SanDisk Corp.	10,030	583,947
Total Technology		24,576,849
Financial - 12.3%
Equinix, Inc.	6,800	1,727,200
American Tower Corp. — Class A	17,020	1,587,796
CBRE Group, Inc. — Class A*	36,627	1,355,199
Host Hotels & Resorts, Inc.	56,790	1,126,145
Health Care REIT, Inc.	15,450	1,013,984
Visa, Inc. — Class A	14,884	999,460
Navient Corp.	54,490	992,263
Legg Mason, Inc.	18,350	945,575
Equity Residential	13,400	940,278
Kimco Realty Corp.	39,575	892,021
AvalonBay Communities, Inc.	5,270	842,515
Alliance Data Systems Corp.*	2,820	823,271
Ameriprise Financial, Inc.	6,350	793,306
Essex Property Trust, Inc.	3,400	722,500
Macerich Co.	9,310	694,526
Boston Properties, Inc.	5,470	662,089
Ventas, Inc.	9,800	608,482
Total Financial		16,726,610
Communications - 11.8%
Facebook, Inc. — Class A*	30,262	2,595,421
Expedia, Inc.	23,089	2,524,783
DIRECTV*	22,484	2,086,290
VeriSign, Inc.*	32,605	2,012,381
F5 Networks, Inc.*	12,680	1,526,038
Yahoo!, Inc.*	31,145	1,223,687
Priceline Group, Inc.*	831	956,788
Time Warner, Inc.	10,500	917,805
Walt Disney Co.	7,500	856,050
eBay, Inc.*	11,400	686,736
Google, Inc. — Class A*	684	369,387
Google, Inc. — Class C*	687	357,590
Total Communications		16,112,956
Industrial - 3.3%
Martin Marietta Materials, Inc.	7,710	1,091,042
Union Pacific Corp.	10,200	972,774
Amphenol Corp. — Class A	15,550	901,434
Thermo Fisher Scientific, Inc.	6,520	846,035
CH Robinson Worldwide, Inc.	11,580	722,476
Total Industrial		4,533,761

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 3.1%
EOG Resources, Inc.	13,300	$1,164,416
Cabot Oil & Gas Corp. — Class A	36,295	1,144,744
Range Resources Corp.	20,909	1,032,486
Williams Companies, Inc.	14,780	848,224
Total Energy		4,189,870
Basic Materials - 1.8%
Sherwin-Williams Co.	3,800	1,045,076
Sigma-Aldrich Corp.	5,200	724,620
Ecolab, Inc.	5,775	652,979
Total Basic Materials		2,422,675
Total Common Stocks
(Cost $108,856,300)		135,229,382

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$287,333	287,333
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	142,946	142,946
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	82,542	82,542
Total Repurchase Agreements
(Cost $512,821)		512,821
Total Investments - 99.7%
(Cost $109,369,121)		$135,742,203
Other Assets & Liabilities, net - 0.3%		391,697
Total Net Assets - 100.0%		$136,133,900

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Financial - 33.7%
Assurant, Inc.	19,968	$1,337,856
Berkshire Hathaway, Inc. — Class B*	9,724	1,323,533
Unum Group	30,178	1,078,864
MetLife, Inc.	17,920	1,003,341
American International Group, Inc.	15,518	959,323
Prudential Financial, Inc.	10,713	937,602
Genworth Financial, Inc. — Class A*	114,472	866,553
Lincoln National Corp.	14,556	862,006
Hartford Financial Services Group, Inc.	20,111	836,014
Loews Corp.	18,330	705,888
XL Group plc — Class A	17,762	660,746
Zions Bancorporation	19,898	631,464
SunTrust Banks, Inc.	14,617	628,823
Citigroup, Inc.	11,108	613,606
Morgan Stanley	15,410	597,754
JPMorgan Chase & Co.	8,787	595,407
Capital One Financial Corp.	6,457	568,022
People's United Financial, Inc.	33,993	551,026
Bank of America Corp.	30,739	523,178
Aflac, Inc.	7,919	492,562
Goldman Sachs Group, Inc.	2,347	490,030
PNC Financial Services Group, Inc.	5,052	483,224
KeyCorp	31,873	478,732
Travelers Companies, Inc.	4,669	451,306
Comerica, Inc.	8,523	437,400
Fifth Third Bancorp	20,787	432,785
NASDAQ OMX Group, Inc.	8,274	403,854
Progressive Corp.	14,431	401,615
ACE Ltd.	3,897	396,247
BB&T Corp.	9,521	383,792
Cincinnati Financial Corp.	7,432	372,938
Torchmark Corp.	6,095	354,851
Bank of New York Mellon Corp.	8,405	352,758
Principal Financial Group, Inc.	6,677	342,463
Chubb Corp.	3,588	341,362
Hudson City Bancorp, Inc.	31,820	314,382
Huntington Bancshares, Inc.	27,201	307,643
Total Financial		22,518,950
Energy - 24.2%
Valero Energy Corp.	25,556	1,599,806
Phillips 66	14,333	1,154,666
Marathon Petroleum Corp.	20,374	1,065,764
Tesoro Corp.	11,700	987,597
Noble Corporation plc	61,438	945,532
Newfield Exploration Co.*	25,899	935,472
Hess Corp.	12,930	864,758
Marathon Oil Corp.	27,892	740,254
Devon Energy Corp.	11,437	680,387
First Solar, Inc.*	13,624	640,056
Diamond Offshore Drilling, Inc.[1]	24,015	619,827
Chesapeake Energy Corp.[1]	53,380	596,255
Murphy Oil Corp.	14,262	592,871
Ensco plc — Class A	26,316	586,057
Chevron Corp.	5,805	560,008
Baker Hughes, Inc.	8,822	544,317
Apache Corp.	8,562	493,428
National Oilwell Varco, Inc.	8,668	418,491
ConocoPhillips	6,752	414,640
Helmerich & Payne, Inc.	5,172	364,212
Transocean Ltd.[1]	22,510	362,861
Exxon Mobil Corp.	4,139	344,365
Halliburton Co.	7,642	329,141
Occidental Petroleum Corp.	4,227	328,734
Total Energy		16,169,499
Consumer, Cyclical - 12.1%
GameStop Corp. — Class A1	25,682	1,103,298
General Motors Co.	32,685	1,089,392
Staples, Inc.	69,717	1,067,367
Ford Motor Co.	57,301	860,088
Goodyear Tire & Rubber Co.	25,981	783,327
Best Buy Company, Inc.	21,260	693,289
Kohl's Corp.	9,627	602,746
Target Corp.	4,749	387,661
Wal-Mart Stores, Inc.	4,933	349,898
Costco Wholesale Corp.	2,357	318,336
Carnival Corp.	5,881	290,463
Whirlpool Corp.	1,668	288,647
Johnson Controls, Inc.	5,487	271,771
Total Consumer, Cyclical		8,106,283
Consumer, Non-cyclical - 8.0%
Anthem, Inc.	7,547	1,238,765
Humana, Inc.	5,208	996,186
Tyson Foods, Inc. — Class A	22,368	953,548
Archer-Daniels-Midland Co.	18,180	876,640
Cardinal Health, Inc.	7,045	589,314
Sysco Corp.	11,041	398,580
Avery Dennison Corp.	4,935	300,739
Total Consumer, Non-cyclical		5,353,772
Utilities - 7.7%
NRG Energy, Inc.	22,171	507,273
AES Corp.	36,717	486,867
FirstEnergy Corp.	14,331	466,475
Exelon Corp.	14,269	448,332
Entergy Corp.	5,112	360,396
Consolidated Edison, Inc.	6,213	359,609
PG&E Corp.	6,730	330,444
DTE Energy Co.	3,510	261,986
Pepco Holdings, Inc.	9,499	255,903
SCANA Corp.	5,039	255,225
Xcel Energy, Inc.	7,796	250,875
Duke Energy Corp.	3,437	242,721
American Electric Power Company, Inc.	4,517	239,265
Ameren Corp.	6,193	233,352
Pinnacle West Capital Corp.	3,815	217,035
TECO Energy, Inc.	11,573	204,379
Total Utilities		5,120,137
Industrial - 4.8%
Jacobs Engineering Group, Inc.*	22,483	913,259
Fluor Corp.	12,831	680,171
L-3 Communications Holdings, Inc.	3,518	398,871
Owens-Illinois, Inc.*	16,953	388,902

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 4.8% (continued)
Ryder System, Inc.	3,901	$340,830
Deere & Co.	3,250	315,413
Joy Global, Inc.	5,210	188,602
Total Industrial		3,226,048
Basic Materials - 3.1%
Newmont Mining Corp.	19,958	466,219
Freeport-McMoRan, Inc.	22,597	420,756
Allegheny Technologies, Inc.	10,583	319,607
LyondellBasell Industries N.V. — Class A	2,900	300,208
Dow Chemical Co.	5,236	267,926
Nucor Corp.	5,960	262,657
Total Basic Materials		2,037,373
Communications - 2.3%
News Corp. — Class A*	49,066	715,874
AT&T, Inc.	8,611	305,862
Juniper Networks, Inc.	10,117	262,738
CenturyLink, Inc.	8,878	260,836
Total Communications		1,545,310
Technology - 2.0%
Xerox Corp.	49,607	527,819
Computer Sciences Corp.	7,010	460,136
Hewlett-Packard Co.	12,075	362,371
Total Technology		1,350,326
Diversified - 1.5%
Leucadia National Corp.	41,163	999,438
Total Common Stocks
(Cost $52,252,396)		66,427,136

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$131,532	131,531
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	65,436	65,436
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	37,785	37,785
Total Repurchase Agreements
(Cost $234,752)		234,752

SECURITIES LENDING COLLATERAL††,3 - 2.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	1,557,963	1,557,962
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	249,274	249,274
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	101,268	101,268
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	38,949	38,949
Total Securities Lending Collateral
(Cost $1,947,453)		1,947,453
Total Investments - 102.7%
(Cost $54,434,601)		$68,609,341
Other Assets & Liabilities, net - (2.7)%		(1,819,268)
Total Net Assets - 100.0%		$66,790,073

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 93.0%
Consumer, Non-cyclical - 22.3%
Johnson & Johnson	37,231	$3,628,533
Procter & Gamble Co.	36,425	2,849,892
Pfizer, Inc.	82,673	2,772,026
Gilead Sciences, Inc.	19,731	2,310,104
Merck & Company, Inc.	37,932	2,159,469
Coca-Cola Co.	52,668	2,066,166
PepsiCo, Inc.	19,818	1,849,812
Philip Morris International, Inc.	20,799	1,667,456
Allergan plc*	5,269	1,598,931
Amgen, Inc.	10,208	1,567,132
UnitedHealth Group, Inc.	12,780	1,559,161
AbbVie, Inc.	23,087	1,551,216
Bristol-Myers Squibb Co.	22,381	1,489,232
Medtronic plc	19,133	1,417,755
Altria Group, Inc.	26,403	1,291,371
Biogen, Inc.*	3,158	1,275,643
Celgene Corp.*	10,649	1,232,462
MasterCard, Inc. — Class A	13,013	1,216,454
Eli Lilly & Co.	13,112	1,094,721
Abbott Laboratories	19,988	981,011
Mondelez International, Inc. — Class A	21,839	898,457
Express Scripts Holding Co.*	9,792	870,900
Colgate-Palmolive Co.	11,416	746,721
Danaher Corp.	8,268	707,658
McKesson Corp.	3,109	698,934
Kraft Foods Group, Inc.	7,952	677,033
Aetna, Inc.	4,688	597,532
Anthem, Inc.	3,552	583,025
Cigna Corp.	3,455	559,710
Alexion Pharmaceuticals, Inc.*	3,006	543,395
Kimberly-Clark Corp.	4,888	517,981
Regeneron Pharmaceuticals, Inc.*	1,012	516,252
Baxter International, Inc.	7,307	510,979
Automatic Data Processing, Inc.	6,304	505,770
Kroger Co.	6,582	477,261
General Mills, Inc.	8,003	445,927
Reynolds American, Inc.	5,581	416,677
Vertex Pharmaceuticals, Inc.*	3,273	404,150
Archer-Daniels-Midland Co.	8,329	401,624
Becton Dickinson and Co.	2,811	398,178
Humana, Inc.	2,011	384,664
Stryker Corp.	4,014	383,618
Mylan N.V.*	5,527	375,062
Cardinal Health, Inc.	4,442	371,573
McGraw Hill Financial, Inc.	3,675	369,154
Perrigo Company plc	1,964	363,006
HCA Holdings, Inc.*	3,894	353,264
Zoetis, Inc.	6,713	323,701
Boston Scientific Corp.*	18,000	318,600
AmerisourceBergen Corp. — Class A	2,802	297,965
Sysco Corp.	7,972	287,789
St. Jude Medical, Inc.	3,761	274,816
Constellation Brands, Inc. — Class A	2,275	263,945
Monster Beverage Corp.*	1,965	263,349
Estee Lauder Companies, Inc. — Class A	2,997	259,720
Moody's Corp.	2,389	257,916
ConAgra Foods, Inc.	5,734	250,690
Zimmer Biomet Holdings, Inc.	2,288	249,918
Mead Johnson Nutrition Co. — Class A	2,719	245,308
Intuitive Surgical, Inc.*	495	239,828
Endo International plc*	2,722	216,807
Kellogg Co.	3,364	210,923
Brown-Forman Corp. — Class B	2,092	209,577
Hospira, Inc.*	2,320	205,807
Edwards Lifesciences Corp.*	1,444	205,669
Whole Foods Market, Inc.	4,810	189,706
Dr Pepper Snapple Group, Inc.	2,574	187,645
Mallinckrodt plc*	1,571	184,938
DaVita HealthCare Partners, Inc.*	2,309	183,496
Clorox Co.	1,761	183,179
Hershey Co.	1,971	175,084
Universal Health Services, Inc. — Class B	1,224	173,930
CR Bard, Inc.	997	170,188
Tyson Foods, Inc. — Class A	3,917	166,982
Laboratory Corporation of America Holdings*	1,348	163,405
Henry Schein, Inc.*	1,123	159,601
Equifax, Inc.	1,598	155,150
Molson Coors Brewing Co. — Class B	2,143	149,603
JM Smucker Co.	1,301	141,041
Western Union Co.	6,932	140,928
Quest Diagnostics, Inc.	1,928	139,819
McCormick & Company, Inc.	1,716	138,910
Coca-Cola Enterprises, Inc.	2,878	125,020
Keurig Green Mountain, Inc.	1,550	118,777
United Rentals, Inc.*	1,302	114,081
Campbell Soup Co.	2,386	113,693
Varian Medical Systems, Inc.*	1,340	113,002
H&R Block, Inc.	3,696	109,586
Cintas Corp.	1,275	107,852
Hormel Foods Corp.	1,810	102,030
Robert Half International, Inc.	1,814	100,677
DENTSPLY International, Inc.	1,877	96,759
Total System Services, Inc.	2,202	91,978
Quanta Services, Inc.*	2,844	81,964
ADT Corp.	2,300	77,211
Tenet Healthcare Corp.*	1,332	77,096
Avery Dennison Corp.	1,222	74,469
Patterson Companies, Inc.	1,150	55,948
Total Consumer, Non-cyclical		58,603,128
Financial - 15.9%
Wells Fargo & Co.	62,912	3,538,171
JPMorgan Chase & Co.	49,825	3,376,141
Berkshire Hathaway, Inc. — Class B*	24,486	3,332,790
Bank of America Corp.	141,001	2,399,837
Citigroup, Inc.	40,737	2,250,312
Visa, Inc. — Class A	25,953	1,742,744

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 93.0% (continued)
Financial - 15.9% (continued)
Goldman Sachs Group, Inc.	5,394	$1,126,214
American International Group, Inc.	17,902	1,106,702
U.S. Bancorp	23,805	1,033,137
American Express Co.	11,729	911,578
MetLife, Inc.	14,981	838,786
Morgan Stanley	20,631	800,276
Simon Property Group, Inc.	4,179	723,050
PNC Financial Services Group, Inc.	6,954	665,149
Capital One Financial Corp.	7,336	645,348
Bank of New York Mellon Corp.	15,058	631,984
BlackRock, Inc. — Class A	1,705	589,896
Prudential Financial, Inc.	6,082	532,297
American Tower Corp. — Class A	5,680	529,888
Charles Schwab Corp.	15,519	506,695
ACE Ltd.	4,385	445,868
State Street Corp.	5,527	425,579
Travelers Companies, Inc.	4,279	413,608
Marsh & McLennan Companies, Inc.	7,229	409,885
CME Group, Inc. — Class A	4,260	396,436
BB&T Corp.	9,814	395,602
Aon plc	3,783	377,089
Crown Castle International Corp.	4,531	363,839
Aflac, Inc.	5,825	362,315
Public Storage	1,950	359,521
Allstate Corp.	5,491	356,201
Equity Residential	4,887	342,921
Discover Financial Services	5,941	342,320
Intercontinental Exchange, Inc.	1,499	335,191
Health Care REIT, Inc.	4,713	309,314
Ameriprise Financial, Inc.	2,435	304,205
SunTrust Banks, Inc.	6,931	298,172
Chubb Corp.	3,085	293,507
AvalonBay Communities, Inc.	1,775	283,769
Ventas, Inc.	4,442	275,804
T. Rowe Price Group, Inc.	3,528	274,231
Prologis, Inc.	7,036	261,036
Franklin Resources, Inc.	5,237	256,770
Boston Properties, Inc.	2,060	249,342
Alliance Data Systems Corp.*	833	243,186
Hartford Financial Services Group, Inc.	5,638	234,372
Fifth Third Bancorp	10,874	226,397
HCP, Inc.	6,199	226,078
Northern Trust Corp.	2,945	225,175
Vornado Realty Trust	2,351	223,180
M&T Bank Corp.	1,785	223,000
Weyerhaeuser Co.	6,951	218,957
Invesco Ltd.	5,783	216,805
General Growth Properties, Inc.	8,448	216,775
Host Hotels & Resorts, Inc.	10,173	201,731
Lincoln National Corp.	3,397	201,170
Progressive Corp.	7,168	199,485
Equinix, Inc.	764	194,056
Principal Financial Group, Inc.	3,679	188,696
Regions Financial Corp.	17,996	186,439
Essex Property Trust, Inc.	877	186,363
KeyCorp	11,389	171,063
Affiliated Managers Group, Inc.*	735	160,671
Loews Corp.	3,989	153,616
XL Group plc — Class A	4,117	153,152
SL Green Realty Corp.	1,337	146,923
Macerich Co.	1,891	141,069
CBRE Group, Inc. — Class A*	3,755	138,935
Realty Income Corp.	3,122	138,586
Kimco Realty Corp.	5,542	124,917
Huntington Bancshares, Inc.	10,855	122,770
Comerica, Inc.	2,390	122,655
Unum Group	3,350	119,763
E*TRADE Financial Corp.*	3,892	116,565
Cincinnati Financial Corp.	1,986	99,657
Torchmark Corp.	1,693	98,566
Plum Creek Timber Company, Inc.	2,358	95,664
Navient Corp.	5,223	95,111
Zions Bancorporation	2,728	86,573
Iron Mountain, Inc.	2,516	77,996
NASDAQ OMX Group, Inc.	1,590	77,608
Apartment Investment & Management Co. — Class A	2,098	77,479
Legg Mason, Inc.	1,310	67,504
People's United Financial, Inc.	4,150	67,271
Hudson City Bancorp, Inc.	6,470	63,924
Assurant, Inc.	922	61,774
Genworth Financial, Inc. — Class A*	6,678	50,552
Total Financial		41,855,749
Technology - 12.5%
Apple, Inc.	77,348	9,701,372
Microsoft Corp.	108,611	4,795,175
International Business Machines Corp.	12,296	2,000,067
Intel Corp.	63,693	1,937,222
Oracle Corp.	42,802	1,724,920
QUALCOMM, Inc.	21,879	1,370,282
Accenture plc — Class A	8,408	813,726
Hewlett-Packard Co.	24,253	727,833
Texas Instruments, Inc.	13,968	719,492
EMC Corp.	26,074	688,093
Salesforce.com, Inc.*	8,185	569,922
Adobe Systems, Inc.*	6,381	516,925
Cognizant Technology Solutions Corp. — Class A*	8,197	500,755
Avago Technologies Ltd.	3,445	457,944
Broadcom Corp. — Class A	7,302	375,980
Intuit, Inc.	3,701	372,950
Applied Materials, Inc.	16,536	317,822
Cerner Corp.*	4,111	283,906
Electronic Arts, Inc.*	4,175	277,638
Micron Technology, Inc.*	14,464	272,502
Analog Devices, Inc.	4,210	270,219
Skyworks Solutions, Inc.	2,566	267,121
Fiserv, Inc.*	3,179	263,317
Fidelity National Information Services, Inc.	3,806	235,211
Western Digital Corp.	2,914	228,516
Altera Corp.	4,042	206,950

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 93.0% (continued)
Technology - 12.5% (continued)
Paychex, Inc.	4,389	$205,756
Seagate Technology plc	4,261	202,398
Red Hat, Inc.*	2,461	186,863
Lam Research Corp.	2,126	172,950
Akamai Technologies, Inc.*	2,397	167,359
SanDisk Corp.	2,792	162,550
Qorvo, Inc.*	2,006	161,022
Xilinx, Inc.	3,472	153,324
Autodesk, Inc.*	3,056	153,029
Citrix Systems, Inc.*	2,152	150,984
Xerox Corp.	13,932	148,236
Linear Technology Corp.	3,202	141,624
NVIDIA Corp.	6,862	137,995
NetApp, Inc.	4,186	132,110
Microchip Technology, Inc.	2,716	128,806
CA, Inc.	4,250	124,483
Computer Sciences Corp.	1,849	121,368
KLA-Tencor Corp.	2,147	120,683
Teradata Corp.*	1,907	70,559
Dun & Bradstreet Corp.	484	59,048
Pitney Bowes, Inc.	2,708	56,353
Total Technology		32,853,360
Communications - 11.0%
Verizon Communications, Inc.	54,758	2,552,271
AT&T, Inc.	69,722	2,476,525
Facebook, Inc. — Class A*	28,278	2,425,262
Walt Disney Co.	20,958	2,392,146
Amazon.com, Inc.*	5,127	2,225,579
Google, Inc. — Class A*	3,843	2,075,374
Comcast Corp. — Class A	33,747	2,029,546
Google, Inc. — Class C*	3,854	2,006,046
Cisco Systems, Inc.	68,284	1,875,079
Time Warner, Inc.	11,071	967,716
eBay, Inc.*	14,842	894,082
Priceline Group, Inc.*	696	801,354
Twenty-First Century Fox, Inc. — Class A	23,756	773,139
Time Warner Cable, Inc.	3,795	676,155
DIRECTV*	6,751	626,425
Netflix, Inc.*	814	534,749
Yahoo!, Inc.*	11,718	460,400
CBS Corp. — Class B	6,079	337,385
Viacom, Inc. — Class B	4,797	310,078
Omnicom Group, Inc.	3,280	227,927
CenturyLink, Inc.	7,569	222,377
Nielsen N.V.	4,956	221,880
Symantec Corp.	9,140	212,505
Level 3 Communications, Inc.*	3,950	208,047
Expedia, Inc.	1,339	146,420
Motorola Solutions, Inc.	2,492	142,891
TripAdvisor, Inc.*	1,503	130,971
Juniper Networks, Inc.	4,718	122,526
F5 Networks, Inc.*	966	116,258
Discovery Communications, Inc. — Class C*	3,505	108,935
Interpublic Group of Companies, Inc.	5,544	106,833
News Corp. — Class A*	6,723	98,089
TEGNA, Inc.	3,046	97,685
VeriSign, Inc.*	1,407	86,840
Scripps Networks Interactive, Inc. — Class A	1,276	83,412
Cablevision Systems Corp. — Class A	2,960	70,862
Frontier Communications Corp.	13,833	68,473
Discovery Communications, Inc. — Class A*	2,003	66,620
Total Communications		28,978,862
Consumer, Cyclical - 9.5%
Home Depot, Inc.	17,440	1,938,108
CVS Health Corp.	15,149	1,588,827
Wal-Mart Stores, Inc.	21,187	1,502,794
McDonald's Corp.	12,869	1,223,455
Starbucks Corp.	20,146	1,080,128
NIKE, Inc. — Class B	9,350	1,009,987
Walgreens Boots Alliance, Inc.	11,716	989,299
Lowe's Companies, Inc.	12,522	838,598
Ford Motor Co.	53,374	801,143
Costco Wholesale Corp.	5,901	796,989
Target Corp.	8,572	699,732
TJX Companies, Inc.	9,135	604,463
General Motors Co.	18,126	604,140
Yum! Brands, Inc.	5,805	522,914
Delta Air Lines, Inc.	11,027	452,989
Johnson Controls, Inc.	8,792	435,468
American Airlines Group, Inc.	9,302	371,475
Delphi Automotive plc	3,877	329,894
VF Corp.	4,565	318,364
Dollar General Corp.	3,989	310,105
O'Reilly Automotive, Inc.*	1,356	306,429
Macy's, Inc.	4,517	304,761
PACCAR, Inc.	4,764	303,991
Carnival Corp.	6,055	299,056
Southwest Airlines Co.	8,973	296,917
AutoZone, Inc.*	426	284,099
L Brands, Inc.	3,293	282,309
Ross Stores, Inc.	5,556	270,077
Chipotle Mexican Grill, Inc. — Class A*	417	252,281
Dollar Tree, Inc.*	2,768	218,644
Marriott International, Inc. — Class A	2,769	205,986
WW Grainger, Inc.	800	189,320
Under Armour, Inc. — Class A*	2,257	188,324
Starwood Hotels & Resorts Worldwide, Inc.	2,294	186,020
CarMax, Inc.*	2,809	185,984
Genuine Parts Co.	2,043	182,910
Whirlpool Corp.	1,056	182,741
Hanesbrands, Inc.	5,376	179,128
Royal Caribbean Cruises Ltd.	2,214	174,220
BorgWarner, Inc.	3,038	172,680
Kohl's Corp.	2,657	166,355
Tractor Supply Co.	1,832	164,771
Mohawk Industries, Inc.*	834	159,211
Bed Bath & Beyond, Inc.*	2,300	158,654
Harley-Davidson, Inc.	2,807	158,174
Fastenal Co.	3,650	153,957

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 93.0% (continued)
Consumer, Cyclical - 9.5% (continued)
Newell Rubbermaid, Inc.	3,608	$148,325
Nordstrom, Inc.	1,893	141,029
Tiffany & Co.	1,509	138,526
The Gap, Inc.	3,530	134,740
Wyndham Worldwide Corp.	1,612	132,039
Staples, Inc.	8,601	131,681
Coach, Inc.	3,709	128,368
Best Buy Company, Inc.	3,931	128,190
PVH Corp.	1,110	127,872
DR Horton, Inc.	4,479	122,545
Lennar Corp. — Class A	2,397	122,343
Darden Restaurants, Inc.	1,689	120,054
Mattel, Inc.	4,543	116,710
Hasbro, Inc.	1,504	112,484
Michael Kors Holdings Ltd.*	2,668	112,296
Goodyear Tire & Rubber Co.	3,622	109,203
Harman International Industries, Inc.	916	108,949
Wynn Resorts Ltd.	1,095	108,044
Ralph Lauren Corp. — Class A	811	107,344
Family Dollar Stores, Inc.	1,291	101,744
Leggett & Platt, Inc.	1,850	90,058
PulteGroup, Inc.	4,406	88,781
AutoNation, Inc.*	1,010	63,610
GameStop Corp. — Class A	1,433	61,562
Urban Outfitters, Inc.*	1,307	45,745
Fossil Group, Inc.*	577	40,021
Total Consumer, Cyclical		24,888,134
Industrial - 9.3%
General Electric Co.	135,279	3,594,363
3M Co.	8,517	1,314,173
United Technologies Corp.	11,115	1,232,988
Boeing Co.	8,634	1,197,708
Union Pacific Corp.	11,756	1,121,170
Honeywell International, Inc.	10,495	1,070,175
United Parcel Service, Inc. — Class B	9,317	902,909
Thermo Fisher Scientific, Inc.	5,344	693,437
Caterpillar, Inc.	8,105	687,466
Lockheed Martin Corp.	3,592	667,753
FedEx Corp.	3,539	603,046
General Dynamics Corp.	4,193	594,106
Emerson Electric Co.	8,973	497,373
Deere & Co.	4,483	435,075
CSX Corp.	13,265	433,102
Eaton Corporation plc	6,271	423,231
Illinois Tool Works, Inc.	4,542	416,910
Northrop Grumman Corp.	2,602	412,755
Raytheon Co.	4,097	392,001
Precision Castparts Corp.	1,856	370,959
Norfolk Southern Corp.	4,093	357,564
TE Connectivity Ltd.	5,459	351,014
Corning, Inc.	16,897	333,377
Cummins, Inc.	2,251	295,309
Waste Management, Inc.	5,716	264,937
Amphenol Corp. — Class A	4,148	240,460
Ingersoll-Rand plc	3,554	239,611
Roper Technologies, Inc.	1,350	232,821
Rockwell Automation, Inc.	1,807	225,224
Tyco International plc	5,653	217,527
Stanley Black & Decker, Inc.	2,064	217,215
Parker-Hannifin Corp.	1,862	216,606
MeadWestvaco Corp.	4,485	211,647
Pall Corp.	1,434	178,461
AMETEK, Inc.	3,243	177,652
Agilent Technologies, Inc.	4,473	172,569
Textron, Inc.	3,728	166,381
Pentair plc	2,412	165,825
Rockwell Collins, Inc.	1,776	164,014
Stericycle, Inc.*	1,142	152,925
Dover Corp.	2,153	151,098
Vulcan Materials Co.	1,781	149,480
Sealed Air Corp.	2,822	144,994
Waters Corp.*	1,110	142,502
Kansas City Southern	1,484	135,341
Republic Services, Inc. — Class A	3,349	131,180
Ball Corp.	1,851	129,848
Harris Corp.	1,655	127,286
L-3 Communications Holdings, Inc.	1,106	125,398
Snap-on, Inc.	783	124,693
Masco Corp.	4,667	124,469
CH Robinson Worldwide, Inc.	1,958	122,160
Expeditors International of Washington, Inc.	2,568	118,398
Martin Marietta Materials, Inc.	834	118,019
Fluor Corp.	1,979	104,907
J.B. Hunt Transport Services, Inc.	1,235	101,381
Flowserve Corp.	1,808	95,209
Xylem, Inc.	2,435	90,265
PerkinElmer, Inc.	1,520	80,013
Allegion plc	1,285	77,280
Garmin Ltd.	1,619	71,123
Jacobs Engineering Group, Inc.*	1,686	68,485
Ryder System, Inc.	716	62,557
FLIR Systems, Inc.	1,881	57,972
Owens-Illinois, Inc.*	2,165	49,665
Joy Global, Inc.	1,308	47,350
Total Industrial		24,392,912
Energy - 7.3%
Exxon Mobil Corp.	56,136	4,670,516
Chevron Corp.	25,247	2,435,578
Schlumberger Ltd.	17,047	1,469,281
ConocoPhillips	16,554	1,016,581
Kinder Morgan, Inc.	23,288	894,026
Occidental Petroleum Corp.	10,313	802,042
EOG Resources, Inc.	7,370	645,244
Phillips 66	7,281	586,558
Anadarko Petroleum Corp.	6,820	532,369
Williams Companies, Inc.	9,051	519,437
Halliburton Co.	11,424	492,032
Valero Energy Corp.	6,829	427,495
Marathon Petroleum Corp.	7,294	381,549
Baker Hughes, Inc.	5,836	360,081
Devon Energy Corp.	5,188	308,634
Spectra Energy Corp.	9,013	293,824
Apache Corp.	5,063	291,781
Pioneer Natural Resources Co.	2,005	278,073

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 93.0% (continued)
Energy - 7.3% (continued)
National Oilwell Varco, Inc.	5,208	$251,442
Marathon Oil Corp.	9,062	240,505
Noble Energy, Inc.	5,196	221,765
Hess Corp.	3,280	219,366
Cabot Oil & Gas Corp. — Class A	5,553	175,142
Equities Corp.	2,045	166,341
Tesoro Corp.	1,691	142,737
Cimarex Energy Co.	1,257	138,660
Cameron International Corp.*	2,570	134,591
FMC Technologies, Inc.*	3,100	128,619
Southwestern Energy Co.*	5,196	118,105
ONEOK, Inc.	2,803	110,662
Range Resources Corp.	2,236	110,414
Helmerich & Payne, Inc.	1,445	101,757
Murphy Oil Corp.	2,246	93,366
Newfield Exploration Co.*	2,186	78,958
Chesapeake Energy Corp.[1]	6,944	77,564
Transocean Ltd.[1]	4,586	73,926
Ensco plc — Class A	3,136	69,839
CONSOL Energy, Inc.	3,072	66,785
Noble Corporation plc	3,249	50,002
First Solar, Inc.*	1,015	47,685
Diamond Offshore Drilling, Inc.	902	23,281
Total Energy		19,246,613
Utilities - 2.6%
Duke Energy Corp.	9,285	655,707
NextEra Energy, Inc.	5,963	584,553
Dominion Resources, Inc.	7,968	532,820
Southern Co.	12,194	510,929
Exelon Corp.	11,563	363,309
American Electric Power Company, Inc.	6,578	348,437
PG&E Corp.	6,446	316,499
Sempra Energy	3,125	309,188
Public Service Enterprise Group, Inc.	6,792	266,790
PPL Corp.	8,970	264,346
Edison International	4,374	243,107
Consolidated Edison, Inc.	3,932	227,584
Xcel Energy, Inc.	6,806	219,017
NiSource, Inc.	4,261	194,259
Eversource Energy	4,265	193,674
WEC Energy Group, Inc.	4,233	190,345
FirstEnergy Corp.	5,666	184,428
DTE Energy Co.	2,408	179,733
Entergy Corp.	2,410	169,905
Ameren Corp.	3,258	122,761
AES Corp.	9,163	121,501
CMS Energy Corp.	3,706	117,999
CenterPoint Energy, Inc.	5,776	109,917
NRG Energy, Inc.	4,478	102,457
SCANA Corp.	1,919	97,197
Pepco Holdings, Inc.	3,394	91,434
Pinnacle West Capital Corp.	1,487	84,595
AGL Resources, Inc.	1,610	74,962
TECO Energy, Inc.	3,157	55,753
Talen Energy Corp.*	1,040	17,846
Total Utilities		6,951,052
Basic Materials - 2.6%
EI du Pont de Nemours & Co.	12,154	777,249
Dow Chemical Co.	14,550	744,524
Monsanto Co.	6,392	681,323
LyondellBasell Industries N.V. — Class A	5,274	545,964
Praxair, Inc.	3,871	462,778
PPG Industries, Inc.	3,650	418,728
Ecolab, Inc.	3,598	406,826
Air Products & Chemicals, Inc.	2,595	355,074
Sherwin-Williams Co.	1,063	292,346
International Paper Co.	5,677	270,168
Freeport-McMoRan, Inc.	13,964	260,010
Sigma-Aldrich Corp.	1,603	223,378
CF Industries Holdings, Inc.	3,160	203,125
Mosaic Co.	4,167	195,224
Nucor Corp.	4,285	188,840
Alcoa, Inc.	16,412	182,994
Eastman Chemical Co.	2,000	163,640
Newmont Mining Corp.	6,816	159,222
International Flavors & Fragrances, Inc.	1,086	118,689
Airgas, Inc.	912	96,471
FMC Corp.	1,793	94,222
Allegheny Technologies, Inc.	1,466	44,273
Total Basic Materials		6,885,068
Diversified - 0.0%
Leucadia National Corp.	4,234	102,802
Total Common Stocks
(Cost $150,552,059)		244,757,680

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 8.5%
Federal Home Loan Bank[2]
0.10% due 10/23/15	$10,000,000	9,996,860
0.36% due 06/01/16	2,000,000	1,994,662
Total Federal Home Loan Bank		11,991,522
Farmer Mac[2]
0.08% due 09/28/15	10,500,000	10,498,415
Total Federal Agency Discount Notes
(Cost $22,487,907)		22,489,937

REPURCHASE AGREEMENTS††,3 - 1.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	2,670,950	2,670,950
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	1,328,776	1,328,776
UMB Financial Corp.dr issued 06/30/15 at 0.04% due 07/01/15	767,281	767,281
Total Repurchase Agreements
(Cost $4,767,007)		4,767,007

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 0.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$73,219	$73,219
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	11,715	11,715
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,759	4,759
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	1,830	1,830
Total Securities Lending Collateral
(Cost $91,523)		91,523
Total Investments - 103.3%
(Cost $177,898,496)		$272,106,147
Other Assets & Liabilities, net - (3.3)%		(8,803,927)
Total Net Assets - 100.0%		$263,302,220

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
September 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $4,716,725)	46	$(9,295)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2015 S&P 500 Index Swap, Terminating 07/28/15[5] (Notional Value $806,138)	391	$(17,533)
Barclays Bank plc July 2015 S&P 500 Index Swap, Terminating 07/31/15[5] (Notional Value $6,497,088)	3,149	(109,174)
Goldman Sachs International July 2015 S&P 500 Index Swap, Terminating 07/28/15[5] (Notional Value $6,237,058)	3,023	(115,713)
(Total Notional Value $13,540,284)		$(242,420)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Repurchase Agreements — See Note 4.
[4]	Securities lending collateral — See Note 5.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.
ADR — American Depositary Receipt
plc — Public Limited Company
REIT — Real Estate Investment Trust

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 24.8%
Centene Corp.*	69,800	$5,611,921
United Therapeutics Corp.*	25,391	4,416,764
Molina Healthcare, Inc.*	52,500	3,690,750
Akorn, Inc.*	84,101	3,671,850
WhiteWave Foods Co. — Class A*	71,400	3,490,032
Hain Celestial Group, Inc.*	51,327	3,380,396
Global Payments, Inc.	23,200	2,400,040
VCA, Inc.*	34,430	1,873,164
Gartner, Inc.*	21,300	1,827,114
CEB, Inc.	20,500	1,784,730
IDEXX Laboratories, Inc.*	27,400	1,757,436
Live Nation Entertainment, Inc.*	62,270	1,711,802
Boston Beer Company, Inc. — Class A*	7,100	1,647,129
Service Corporation International	55,800	1,642,194
SEI Investments Co.	30,200	1,480,706
STERIS Corp.	21,700	1,398,348
MEDNAX, Inc.*	18,200	1,348,802
Align Technology, Inc.*	20,600	1,291,826
WEX, Inc.*	10,469	1,193,152
Sirona Dental Systems, Inc.*	11,634	1,168,286
Charles River Laboratories International, Inc.*	16,100	1,132,474
Cooper Companies, Inc.	5,900	1,050,023
Total Consumer, Non-cyclical		48,968,939
Consumer, Cyclical - 22.5%
JetBlue Airways Corp.*	240,600	4,994,857
Skechers U.S.A., Inc. — Class A*	38,200	4,193,978
Toll Brothers, Inc.*	102,100	3,899,199
NVR, Inc.*	2,200	2,948,000
Advance Auto Parts, Inc.	16,203	2,580,976
Foot Locker, Inc.	36,200	2,425,762
Tempur Sealy International, Inc.*	36,600	2,411,940
Alaska Air Group, Inc.	34,930	2,250,540
Buffalo Wild Wings, Inc.*	14,100	2,209,329
Signet Jewelers Ltd.	17,000	2,180,080
Polaris Industries, Inc.	14,233	2,108,049
Carter's, Inc.	16,574	1,761,816
Domino's Pizza, Inc.	15,000	1,701,000
Brunswick Corp.	31,601	1,607,227
Williams-Sonoma, Inc.	19,200	1,579,584
LKQ Corp.*	43,650	1,320,194
Brinker International, Inc.	18,900	1,089,585
Dunkin' Brands Group, Inc.	19,700	1,083,500
HSN, Inc.	13,600	954,584
Deckers Outdoor Corp.*	11,800	849,246
Total Consumer, Cyclical		44,149,446
Financial - 18.9%
WisdomTree Investments, Inc.	183,800	4,037,167
Alexander & Baldwin, Inc.	98,000	3,861,200
Extra Space Storage, Inc.	46,800	3,052,296
Jones Lang LaSalle, Inc.	15,900	2,718,900
Camden Property Trust	36,100	2,681,508
LaSalle Hotel Properties	69,700	2,471,562
RenaissanceRe Holdings Ltd.	21,000	2,131,710
Bank of the Ozarks, Inc.	43,000	1,967,250
Duke Realty Corp.	94,000	1,745,580
Douglas Emmett, Inc.	62,300	1,678,362
Signature Bank*	11,301	1,654,353
Omega Healthcare Investors, Inc.	47,800	1,640,974
Primerica, Inc.	34,000	1,553,460
Lamar Advertising Co. — Class A	25,500	1,465,740
Weingarten Realty Investors	44,700	1,461,243
Regency Centers Corp.	20,200	1,191,396
Kilroy Realty Corp.	14,200	953,530
UDR, Inc.	28,000	896,840
Total Financial		37,163,071
Technology - 12.3%
Fortinet, Inc.*	92,300	3,814,759
Cadence Design Systems, Inc.*	190,200	3,739,332
Manhattan Associates, Inc.*	52,000	3,101,800
SolarWinds, Inc.*	66,300	3,058,419
MAXIMUS, Inc.	44,200	2,905,266
Fair Isaac Corp.	19,411	1,762,131
ACI Worldwide, Inc.*	66,137	1,624,986
Ultimate Software Group, Inc.*	9,386	1,542,495
Rackspace Hosting, Inc.*	39,601	1,472,761
Tyler Technologies, Inc.*	8,600	1,112,668
Total Technology		24,134,617
Industrial - 12.2%
Eagle Materials, Inc.	49,651	3,789,861
Trinity Industries, Inc.	139,300	3,681,699
Zebra Technologies Corp. — Class A*	21,900	2,431,995
Wabtec Corp.	23,960	2,257,990
Packaging Corporation of America	34,600	2,162,154
Old Dominion Freight Line, Inc.*	29,495	2,023,505
ITT Corp.	46,600	1,949,744
Acuity Brands, Inc.	10,000	1,799,800
Landstar System, Inc.	22,291	1,490,599
Cognex Corp.	30,500	1,467,050
Gentex Corp.	56,132	921,687
Total Industrial		23,976,084
Communications - 4.6%
ARRIS Group, Inc.*	129,551	3,964,261
InterDigital, Inc.	44,191	2,514,026
AMC Networks, Inc. — Class A*	19,000	1,555,150
FactSet Research Systems, Inc.	6,600	1,072,566
Total Communications		9,106,003
Basic Materials - 2.3%
Cytec Industries, Inc.	30,700	1,858,271
Minerals Technologies, Inc.	23,751	1,618,156
Valspar Corp.	12,700	1,039,114
Total Basic Materials		4,515,541
Energy - 1.1%
Dresser-Rand Group, Inc.*	24,400	2,078,392
Utilities - 0.8%
UGI Corp.	46,100	1,588,145
Total Common Stocks
(Cost $167,700,302)		195,680,238

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$848,527	$848,527
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	422,135	422,135
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	243,755	243,755
Total Repurchase Agreements
(Cost $1,514,417)		1,514,417
Total Investments - 100.3%
(Cost $169,214,719)		$197,194,655
Other Assets & Liabilities, net - (0.3)%		(591,111)
Total Net Assets - 100.0%		$196,603,544

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8%
Industrial - 22.2%
AGCO Corp.	5,445	$309,166
AECOM*	6,469	213,995
KBR, Inc.	10,638	207,228
Tech Data Corp.*	3,545	204,049
Avnet, Inc.	4,779	196,465
Arrow Electronics, Inc.*	3,475	193,905
Terex Corp.	7,209	167,609
Orbital ATK, Inc.	2,053	150,608
Jabil Circuit, Inc.	6,100	129,869
Tidewater, Inc.[1]	5,287	120,174
Oshkosh Corp.	2,779	117,774
Greif, Inc. — Class A	3,216	115,294
Vishay Intertechnology, Inc.	9,156	106,942
Triumph Group, Inc.	1,350	89,087
Con-way, Inc.	2,221	85,220
SPX Corp.	1,010	73,114
Kennametal, Inc.	2,040	69,605
Regal Beloit Corp.	835	60,613
Granite Construction, Inc.	1,690	60,012
Bemis Company, Inc.	1,157	52,077
TimkenSteel Corp.	1,524	41,133
Timken Co.	1,060	38,764
Total Industrial		2,802,703
Financial - 20.5%
Reinsurance Group of America, Inc. — Class A	2,603	246,947
Old Republic International Corp.	11,830	184,903
Hanover Insurance Group, Inc.	2,371	175,525
Aspen Insurance Holdings Ltd.	3,516	168,416
Kemper Corp.	4,351	167,732
CNO Financial Group, Inc.	8,260	151,571
American Financial Group, Inc.	2,133	138,730
First American Financial Corp.	3,519	130,942
StanCorp Financial Group, Inc.	1,592	120,371
Everest Re Group Ltd.	634	115,394
HCC Insurance Holdings, Inc.	1,160	89,134
FirstMerit Corp.	4,170	86,862
Associated Banc-Corp.	4,108	83,270
Fulton Financial Corp.	6,090	79,535
Trustmark Corp.	3,180	79,436
International Bancshares Corp.	2,904	78,030
Mercury General Corp.	1,340	74,571
Hancock Holding Co.	2,280	72,755
Umpqua Holdings Corp.	3,987	71,726
Washington Federal, Inc.	2,920	68,182
TCF Financial Corp.	3,117	51,773
Valley National Bancorp	4,925	50,777
New York Community Bancorp, Inc.	2,721	50,012
Prosperity Bancshares, Inc.	830	47,924
Total Financial		2,584,518
Energy - 16.6%
Nabors Industries Ltd.	18,195	262,555
HollyFrontier Corp.	5,178	221,048
Patterson-UTI Energy, Inc.	10,150	190,972
Western Refining, Inc.	3,530	153,979
Superior Energy Services, Inc.	7,234	152,203
Denbury Resources, Inc.	23,006	146,319
Rowan Companies plc — Class A	6,540	138,059
Unit Corp.*	4,504	122,148
Atwood Oceanics, Inc.	4,450	117,658
SM Energy Co.	2,520	116,222
QEP Resources, Inc.	6,270	116,058
Murphy USA, Inc.*	1,770	98,801
NOW, Inc.*	4,370	87,007
Rosetta Resources, Inc.*	3,730	86,312
Oil States International, Inc.*	1,410	52,494
Helix Energy Solutions Group, Inc.*	2,260	28,544
Total Energy		2,090,379
Consumer, Non-cyclical - 12.6%
ManpowerGroup, Inc.	2,545	227,473
Community Health Systems, Inc.*	3,028	190,673
Health Net, Inc.*	2,499	160,236
WellCare Health Plans, Inc.*	1,720	145,908
Halyard Health, Inc.*	3,280	132,840
Owens & Minor, Inc.	3,815	129,710
Rent-A-Center, Inc.	4,477	126,923
RR Donnelley & Sons Co.	7,110	123,927
FTI Consulting, Inc.*	2,160	89,078
Aaron's, Inc.	2,404	87,049
Dean Foods Co.	4,277	69,159
United Natural Foods, Inc.*	1,030	65,590
Avon Products, Inc.	7,140	44,696
Total Consumer, Non-cyclical		1,593,262
Consumer, Cyclical - 11.9%
Ascena Retail Group, Inc.*	16,543	275,524
Ingram Micro, Inc. — Class A*	8,276	207,148
MDC Holdings, Inc.	5,631	168,761
World Fuel Services Corp.	3,397	162,886
Abercrombie & Fitch Co. — Class A	4,554	97,957
JC Penney Company, Inc.*	10,869	92,060
CST Brands, Inc.	2,190	85,541
Casey's General Stores, Inc.	840	80,422
Guess?, Inc.	3,960	75,913
International Speedway Corp. — Class A	1,980	72,607
Dana Holding Corp.	3,265	67,194
ANN, Inc.*	1,265	61,087
Office Depot, Inc.*	6,141	53,181
Total Consumer, Cyclical		1,500,281
Basic Materials - 7.9%
Domtar Corp.	5,875	243,225
Reliance Steel & Aluminum Co.	3,005	181,741
Commercial Metals Co.	11,007	176,993
United States Steel Corp.[1]	6,030	124,339
Cabot Corp.	2,740	102,175
Steel Dynamics, Inc.	4,308	89,240
Olin Corp.	2,860	77,077
Total Basic Materials		994,790
Utilities - 3.2%
ONE Gas, Inc.	2,286	97,292
Great Plains Energy, Inc.	3,123	75,452

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Utilities - 3.2% (continued)
Hawaiian Electric Industries, Inc.	2,406	$71,530
MDU Resources Group, Inc.	3,252	63,512
Atmos Energy Corp.	967	49,588
WGL Holdings, Inc.	842	45,712
Total Utilities		403,086
Technology - 2.5%
Lexmark International, Inc. — Class A	2,116	93,527
Advanced Micro Devices, Inc.*,1	34,821	83,570
Convergys Corp.	2,849	72,621
NCR Corp.*	2,087	62,819
Total Technology		312,537
Communications - 2.4%
Telephone & Data Systems, Inc.	6,017	176,900
Time, Inc.	5,526	127,153
Total Communications		304,053
Total Common Stocks
(Cost $9,856,107)		12,585,609

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.7%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$48,670	48,670
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	24,213	24,213
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	13,981	13,981
Total Repurchase Agreements
(Cost $86,864)		86,864

SECURITIES LENDING COLLATERAL††,3 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	189,753	189,753
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	30,361	30,361
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	12,334	12,334
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,744	4,744
Total Securities Lending Collateral
(Cost $237,192)		237,192
Total Investments - 102.4%
(Cost $10,180,163)		$12,909,665
Other Assets & Liabilities, net - (2.4)%		(301,312)
Total Net Assets - 100.0%		$12,608,353

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
plc — Public Limited Company

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Consumer, Non-cyclical - 25.1%
Lannett Company, Inc.*	33,167	$1,971,447
Repligen Corp.*	34,947	1,442,263
MiMedx Group, Inc.*	109,900	1,273,741
ABIOMED, Inc.*	18,701	1,229,217
Supernus Pharmaceuticals, Inc.*	65,240	1,107,775
On Assignment, Inc.*	26,986	1,060,010
AMN Healthcare Services, Inc.*	31,712	1,001,782
PAREXEL International Corp.*	15,309	984,521
Depomed, Inc.*	42,461	911,213
Nektar Therapeutics*	70,200	878,202
ExamWorks Group, Inc.*	21,619	845,303
Natus Medical, Inc.*	18,659	794,127
Ligand Pharmaceuticals, Inc. — Class B*	7,720	778,948
Cal-Maine Foods, Inc.[1]	14,537	758,832
Cynosure, Inc. — Class A*	19,454	750,535
Calavo Growers, Inc.	13,457	698,822
Cambrex Corp.*	15,687	689,287
Chemed Corp.	4,577	600,045
Ensign Group, Inc.	11,066	565,030
Albany Molecular Research, Inc.*,1	27,530	556,657
Helen of Troy Ltd.*	4,920	479,651
Snyder's-Lance, Inc.	14,131	456,007
Anika Therapeutics, Inc.*	13,480	445,244
Abaxis, Inc.	8,343	429,498
Impax Laboratories, Inc.*	9,097	417,734
Cantel Medical Corp.	7,130	382,667
Affymetrix, Inc.*,1	29,887	326,366
J&J Snack Foods Corp.	2,267	250,889
Total Consumer, Non-cyclical		22,085,813
Financial - 20.5%
Universal Insurance Holdings, Inc.	47,727	1,154,994
CoreSite Realty Corp.	22,042	1,001,588
Chesapeake Lodging Trust	32,299	984,473
Sabra Health Care REIT, Inc.	35,497	913,692
HFF, Inc. — Class A	21,642	903,121
Bank Mutual Corp.	114,586	878,874
Associated Estates Realty Corp.	27,373	783,688
DiamondRock Hospitality Co.	59,122	757,353
American Assets Trust, Inc.	18,850	739,109
Glacier Bancorp, Inc.	22,150	651,654
First Midwest Bancorp, Inc.	33,591	637,221
Universal Health Realty Income Trust	13,270	616,524
Post Properties, Inc.	10,975	596,711
Boston Private Financial Holdings, Inc.	44,471	596,356
BofI Holding, Inc.*	5,518	583,308
MB Financial, Inc.	16,480	567,571
Home BancShares, Inc.	15,456	565,071
PrivateBancorp, Inc. — Class A	13,648	543,463
PRA Group, Inc.*	8,452	526,644
Retail Opportunity Investments Corp.	32,587	509,009
HCI Group, Inc.	11,039	488,034
Pinnacle Financial Partners, Inc.	8,554	465,081
Medical Properties Trust, Inc.	35,446	464,697
Sovran Self Storage, Inc.	4,550	395,441
Enova International, Inc.*	20,588	384,584
Education Realty Trust, Inc.	10,810	339,002
Inland Real Estate Corp.	33,525	315,806
Healthcare Realty Trust, Inc.	13,506	314,150
Cousins Properties, Inc.	25,969	269,558
CareTrust REIT, Inc.	18,539	234,889
Total Financial		18,181,666
Consumer, Cyclical - 17.7%
Gentherm, Inc.*	31,200	1,713,192
Meritage Homes Corp.*	24,910	1,173,012
Pinnacle Entertainment, Inc.*	31,063	1,158,029
G-III Apparel Group Ltd.*	15,204	1,069,601
Standard Pacific Corp.*	112,876	1,005,725
Ryland Group, Inc.	18,430	854,599
Papa John's International, Inc.	9,736	736,138
DTS, Inc.*	23,085	703,862
Allegiant Travel Co. — Class A	3,653	649,796
Popeyes Louisiana Kitchen, Inc.*	9,730	583,702
Select Comfort Corp.*	19,035	572,382
Winnebago Industries, Inc.[1]	24,095	568,401
BJ's Restaurants, Inc.*	11,590	561,536
Outerwall, Inc.[1]	6,836	520,288
Sonic Corp.	17,979	517,795
Texas Roadhouse, Inc. — Class A	12,202	456,721
Zumiez, Inc.*	16,335	435,001
Jack in the Box, Inc.	4,870	429,339
Marriott Vacations Worldwide Corp.	4,490	411,958
Wolverine World Wide, Inc.	12,921	367,990
Universal Electronics, Inc.*	6,713	334,576
Iconix Brand Group, Inc.*	12,880	321,614
Scientific Games Corp. — Class A*,1	19,519	303,325
Francesca's Holdings Corp.*	15,778	212,530
Total Consumer, Cyclical		15,661,112
Industrial - 13.3%
TASER International, Inc.*,1	53,300	1,775,423
PGT, Inc.*	87,355	1,267,521
Apogee Enterprises, Inc.	17,943	944,520
Lydall, Inc.*	23,380	691,113
Headwaters, Inc.*	37,360	680,699
Methode Electronics, Inc.	24,135	662,506
ArcBest Corp.	20,670	657,306
US Ecology, Inc.	13,469	656,210
Heartland Express, Inc.	30,527	617,561
Hillenbrand, Inc.	18,362	563,713
KapStone Paper and Packaging Corp.	22,432	518,628
Bel Fuse, Inc. — Class B	23,490	482,015
Knight Transportation, Inc.	16,538	442,226
Curtiss-Wright Corp.	5,800	420,152
Saia, Inc.*	10,348	406,573
Matson, Inc.	8,708	366,084
AZZ, Inc.	6,405	331,779

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrial - 13.3% (continued)
Forward Air Corp.	5,092	$266,108
Total Industrial		11,750,137
Technology - 10.6%
Take-Two Interactive Software, Inc.*	52,334	1,442,848
Synchronoss Technologies, Inc.*	26,515	1,212,531
Omnicell, Inc.*	24,315	916,919
IGATE Corp.*	17,243	822,319
Synaptics, Inc.*	8,204	711,574
Dealertrack Technologies, Inc.*	9,955	625,074
Super Micro Computer, Inc.*	19,720	583,318
Virtusa Corp.*	10,560	542,784
NetScout Systems, Inc.*,1	14,495	531,532
Tessera Technologies, Inc.	13,847	525,909
Monolithic Power Systems, Inc.	10,190	516,735
Blackbaud, Inc.	7,636	434,870
Electronics for Imaging, Inc.*	7,795	339,160
MicroStrategy, Inc. — Class A*	1,167	198,483
Total Technology		9,404,056
Communications - 6.5%
General Communication, Inc. — Class A*	76,380	1,299,224
LogMeIn, Inc.*	15,535	1,001,852
DHI Group, Inc.*	79,768	709,138
comScore, Inc.*	12,531	667,401
j2 Global, Inc.	9,343	634,763
EW Scripps Co. — Class A	21,551	492,440
VASCO Data Security International, Inc.*,1	14,310	432,019
Consolidated Communications Holdings, Inc.	14,901	313,070
ViaSat, Inc.*	4,010	241,643
Total Communications		5,791,550
Energy - 3.5%
Carrizo Oil & Gas, Inc.*	27,298	1,344,154
Synergy Resources Corp.*	100,468	1,148,349
Flotek Industries, Inc.*	30,774	385,598
PetroQuest Energy, Inc.*	130,044	257,487
Total Energy		3,135,588
Basic Materials - 2.2%
US Silica Holdings, Inc.[1]	20,509	602,144
Deltic Timber Corp.	7,044	476,456
Neenah Paper, Inc.	6,152	362,722
Balchem Corp.	4,660	259,655
Century Aluminum Co.*	20,144	210,102
Total Basic Materials		1,911,079
Total Common Stocks
(Cost $79,747,764)		87,921,001

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.4%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$207,643	207,643
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	103,301	103,301
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	59,650	59,650
Total Repurchase Agreements
(Cost $370,594)		370,594

SECURITIES LENDING COLLATERAL††,3 - 4.8%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	3,407,030	3,407,030
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	545,125	545,125
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	221,457	221,457
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	85,176	85,176
Total Securities Lending Collateral
(Cost $4,258,788)		4,258,788
Total Investments - 104.6%
(Cost $84,377,146)		$92,550,383
Other Assets & Liabilities, net - (4.6)%		(4,073,902)
Total Net Assets - 100.0%		$88,476,481

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.
REIT — Real Estate Investment Trust

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Industrial - 22.1%
TTM Technologies, Inc.*	25,713	$256,874
Gibraltar Industries, Inc.*	10,657	217,083
Olympic Steel, Inc.	11,673	203,577
AAR Corp.	6,061	193,164
Atlas Air Worldwide Holdings, Inc.*	3,391	186,369
Griffon Corp.[1]	11,342	180,565
Benchmark Electronics, Inc.*	7,581	165,115
Comfort Systems USA, Inc.	6,752	154,959
Universal Forest Products, Inc.	2,857	148,650
Roadrunner Transportation Systems, Inc.*	5,446	140,506
Aegion Corp. — Class A*	7,021	132,978
RTI International Metals, Inc.*	4,050	127,656
EMCOR Group, Inc.	2,485	118,708
Sanmina Corp.*	5,745	115,819
Plexus Corp.*	2,448	107,418
Tredegar Corp.	4,858	107,410
Hub Group, Inc. — Class A*	2,562	103,351
National Presto Industries, Inc.	1,248	100,239
Hornbeck Offshore Services, Inc.*	4,873	100,043
Briggs & Stratton Corp.	5,171	99,593
Encore Wire Corp.	2,234	98,944
Fabrinet*	4,896	91,702
II-VI, Inc.*	4,302	81,652
General Cable Corp.	3,870	76,355
Kaman Corp.	1,732	72,640
Celadon Group, Inc.	3,070	63,488
DXP Enterprises, Inc.*	1,254	58,311
LSB Industries, Inc.*	1,310	53,500
AM Castle & Co.*,1	8,454	52,161
Powell Industries, Inc.	1,395	49,062
Astec Industries, Inc.	1,110	46,420
Tetra Tech, Inc.	1,677	42,998
Total Industrial		3,747,310
Consumer, Non-cyclical - 19.1%
Universal Corp.	4,923	282,186
Central Garden & Pet Co. — Class A*	22,350	255,014
PharMerica Corp.*	5,915	196,970
SpartanNash Co.	5,854	190,489
Seneca Foods Corp. — Class A*	6,817	189,308
Monster Worldwide, Inc.*	28,707	187,743
Kelly Services, Inc. — Class A	11,774	180,730
Almost Family, Inc.*	4,063	162,155
Viad Corp.	5,731	155,367
ABM Industries, Inc.	4,646	152,714
LHC Group, Inc.*	3,909	149,519
Magellan Health, Inc.*	2,104	147,427
Kindred Healthcare, Inc.	6,635	134,624
TrueBlue, Inc.*	4,144	123,906
Brink's Co.	4,105	120,810
CDI Corp.	9,105	118,365
Invacare Corp.	5,458	118,057
Hanger, Inc.*	4,880	114,387
Insperity, Inc.	2,214	112,693
Andersons, Inc.	2,335	91,065
Heidrick & Struggles International, Inc.	2,569	67,000
Total Consumer, Non-cyclical		3,250,529
Consumer, Cyclical - 17.7%
Cash America International, Inc.	10,020	262,424
SkyWest, Inc.	14,963	225,044
Pep Boys-Manny Moe & Jack*	18,250	223,927
M/I Homes, Inc.*	7,341	181,102
Big 5 Sporting Goods Corp.	10,619	150,896
ScanSource, Inc.*	3,636	138,386
Titan International, Inc.	12,692	136,312
Fred's, Inc. — Class A	6,922	133,525
Essendant, Inc.	3,134	123,010
EZCORP, Inc. — Class A*	15,560	115,611
Stage Stores, Inc.	6,290	110,263
Sonic Automotive, Inc. — Class A	4,530	107,950
Superior Industries International, Inc.	5,654	103,525
Perry Ellis International, Inc.*	4,317	102,615
Biglari Holdings, Inc.*	222	91,852
Barnes & Noble, Inc.*	3,240	84,110
VOXX International Corp. — Class A*	10,107	83,686
Haverty Furniture Companies, Inc.	3,696	79,908
Unifi, Inc.*	2,359	79,027
Ruby Tuesday, Inc.*	12,503	78,394
Arctic Cat, Inc.	2,344	77,844
Marcus Corp.	3,481	66,766
Callaway Golf Co.	6,837	61,123
Children's Place, Inc.	866	56,645
Stein Mart, Inc.	5,181	54,245
Genesco, Inc.*	687	45,363
Movado Group, Inc.	1,390	37,752
Total Consumer, Cyclical		3,011,305
Energy - 13.3%
Pioneer Energy Services Corp.*	37,522	237,889
Basic Energy Services, Inc.*	27,974	211,205
Green Plains, Inc.	6,717	185,053
Northern Oil and Gas, Inc.*,1	19,467	131,791
TETRA Technologies, Inc.*	19,330	123,326
Matrix Service Co.*	5,580	102,002
CARBO Ceramics, Inc.[1]	2,394	99,662
Rex Energy Corp.*,1	16,670	93,185
SEACOR Holdings, Inc.*	1,292	91,654
Penn Virginia Corp.*,1	20,850	91,323
Cloud Peak Energy, Inc.*	19,168	89,323
Gulf Island Fabrication, Inc.[1]	7,444	83,149
Swift Energy Co.*,1	38,885	78,937
Stone Energy Corp.*	6,015	75,729
PDC Energy, Inc.*	1,320	70,805
Tesco Corp.	6,430	70,087
Geospace Technologies Corp.*	2,969	68,435
Newpark Resources, Inc.*	8,247	67,048
Exterran Holdings, Inc.	1,969	64,288
Gulfmark Offshore, Inc. — Class A1	4,816	55,866
FutureFuel Corp.	3,998	51,454

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 13.3% (continued)
ION Geophysical Corp.*	41,915	$44,849
Bristow Group, Inc.	665	35,445
Comstock Resources, Inc.[1]	10,451	34,802
Total Energy		2,257,307
Financial - 11.3%
Meadowbrook Insurance Group, Inc.	29,751	255,860
Stewart Information Services Corp.	4,170	165,966
United Fire Group, Inc.	4,774	156,396
Employers Holdings, Inc.	5,833	132,876
Infinity Property & Casualty Corp.	1,486	112,698
Selective Insurance Group, Inc.	3,926	110,124
Horace Mann Educators Corp.	2,905	105,684
Navigators Group, Inc.*	1,352	104,861
Astoria Financial Corp.	6,680	92,117
Calamos Asset Management, Inc. — Class A	6,511	79,760
Forestar Group, Inc.*	5,490	72,248
Susquehanna Bancshares, Inc.	5,078	71,701
First BanCorp*	14,195	68,420
Provident Financial Services, Inc.	3,288	62,439
OFG Bancorp	5,777	61,641
Safety Insurance Group, Inc.	1,001	57,768
Wintrust Financial Corp.	1,077	57,490
Central Pacific Financial Corp.	1,801	42,774
ProAssurance Corp.	886	40,942
Capstead Mortgage Corp.	3,480	38,628
Old National Bancorp	2,653	38,362
Total Financial		1,928,755
Basic Materials - 6.0%
Kraton Performance Polymers, Inc.*	7,338	175,231
Stepan Co.	3,020	163,412
OM Group, Inc.	4,431	148,882
A. Schulman, Inc.	2,480	108,426
Kaiser Aluminum Corp.	1,065	88,480
Materion Corp.	2,394	84,389
Veritiv Corp.*	2,269	82,728
PH Glatfelter Co.	3,517	77,339
American Vanguard Corp.	3,828	52,826
Koppers Holdings, Inc.	1,838	45,435
Total Basic Materials		1,027,148
Technology - 5.5%
Insight Enterprises, Inc.*	6,661	199,230
Ciber, Inc.*	39,475	136,188
SYNNEX Corp.	1,728	126,472
Digi International, Inc.*	11,206	107,017
ManTech International Corp. — Class A	3,270	94,830
CACI International, Inc. — Class A*	1,055	85,339
Sykes Enterprises, Inc.*	2,702	65,524
Engility Holdings, Inc.	2,566	64,561
Cohu, Inc.	4,333	57,326
Total Technology		936,487
Communications - 4.1%
Liquidity Services, Inc.*	18,525	178,396
Scholastic Corp.	2,628	115,974
Blucora, Inc.*	6,780	109,497
Harte-Hanks, Inc.	16,290	97,088
Anixter International, Inc.*	1,200	78,180
Spok Holdings, Inc.	2,752	46,344
NETGEAR, Inc.*	1,303	39,116
Black Box Corp.	1,584	31,680
Total Communications		696,275
Utilities - 0.4%
Laclede Group, Inc.	742	38,629
Avista Corp.	1,100	33,715
Total Utilities		72,344
Total Common Stocks
(Cost $13,362,707)		16,927,460

	Face Amount
REPURCHASE AGREEMENTS††,2 - 0.8%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$80,155	80,155
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	39,876	39,876
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	23,026	23,026
Total Repurchase Agreements
(Cost $143,057)		143,057

SECURITIES LENDING COLLATERAL††,3 - 4.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	580,173	580,173
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	92,827	92,827
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	37,711	37,711
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	14,504	14,504
Total Securities Lending Collateral
(Cost $725,215)		725,215
Total Investments - 104.6%
(Cost $14,230,979)		$17,795,732
Other Assets & Liabilities, net - (4.6)%		(790,009)
Total Net Assets - 100.0%		$17,005,723

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 - See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Securities lending collateral — See Note 5.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 54.0%
Guggenheim Strategy Fund II	590,547	$14,710,529
Guggenheim Strategy Fund I	512,923	12,782,043
Total Mutual Funds
(Cost $27,440,020)		27,492,572

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 17.7%
Federal Home Loan Bank[2]
0.15% due 12/02/15	$3,000,000	2,998,344
0.36% due 06/01/16	3,000,000	2,991,993
Total Federal Home Loan Bank		5,990,337
Fannie Mae[3]
0.04% due 07/29/15	3,000,000	2,999,907
Total Federal Agency Discount Notes
(Cost $8,987,902)		8,990,244

REPURCHASE AGREEMENTS††,4 - 26.9%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	7,669,034	7,669,034
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	3,815,284	3,815,284
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	2,203,075	2,203,075
Total Repurchase Agreements
(Cost $13,687,393)		13,687,393
Total Investments - 98.6%
(Cost $50,115,315)		$50,170,209
Other Assets & Liabilities, net - 1.4%		732,524
Total Net Assets - 100.0%		$50,902,733

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $75,491,520)	789	$514,269

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International August 2015 U.S. Dollar Index Swap, Terminating 08/14/15[5] (Notional Value $26,529,488)	277,402	$142,748

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4%
Software - 22.2%
Microsoft Corp.	40,247	$1,776,905
Oracle Corp.	29,745	1,198,723
Adobe Systems, Inc.*	7,738	626,855
Salesforce.com, Inc.*	8,814	613,719
VMware, Inc. — Class A*	6,486	556,110
Intuit, Inc.	4,946	498,408
Electronic Arts, Inc.*	6,601	438,967
Fiserv, Inc.*	5,186	429,557
Check Point Software Technologies Ltd.*	5,210	414,456
NetEase, Inc. ADR	2,810	407,071
Activision Blizzard, Inc.	16,573	401,232
Fidelity National Information Services, Inc.	6,414	396,385
SAP SE ADR[1]	5,618	394,552
Paychex, Inc.	8,313	389,713
Workday, Inc. — Class A*	4,710	359,797
CyberArk Software Ltd.*,1	5,610	352,420
Red Hat, Inc.*	4,607	349,810
CA, Inc.	11,492	336,601
Akamai Technologies, Inc.*	4,775	333,390
Citrix Systems, Inc.*	4,621	324,209
Autodesk, Inc.*	6,237	312,317
ServiceNow, Inc.*	4,190	311,359
ANSYS, Inc.*	3,050	278,282
Tableau Software, Inc. — Class A*	2,350	270,955
CDK Global, Inc.	4,884	263,638
NetSuite, Inc.*	2,640	242,220
Broadridge Financial Solutions, Inc.	4,640	232,046
Rackspace Hosting, Inc.*	6,063	225,483
Nuance Communications, Inc.*	12,630	221,151
Ultimate Software Group, Inc.*	1,332	218,901
PTC, Inc.*	5,043	206,864
Aspen Technology, Inc.*	4,150	189,033
SolarWinds, Inc.*	3,910	180,368
Qlik Technologies, Inc.*	4,650	162,564
Solera Holdings, Inc.	3,590	159,970
Advent Software, Inc.	3,320	146,777
Take-Two Interactive Software, Inc.*	5,320	146,672
CommVault Systems, Inc.*	2,990	126,806
Informatica Corp.*	1,868	90,542
Total Software		14,584,828
Semiconductors - 19.1%
Intel Corp.	36,424	1,107,837
QUALCOMM, Inc.	15,048	942,457
Texas Instruments, Inc.	13,316	685,908
Avago Technologies Ltd.	3,982	529,327
Broadcom Corp. — Class A	10,083	519,174
Taiwan Semiconductor Manufacturing Company Ltd. ADR	22,527	511,588
NXP Semiconductor N.V.*	4,929	484,028
Applied Materials, Inc.	24,007	461,415
Skyworks Solutions, Inc.	3,999	416,296
Analog Devices, Inc.	6,470	415,277
Marvell Technology Group Ltd.	30,830	406,494
ASML Holding N.V. — Class G1	3,798	395,486
ARM Holdings plc ADR	7,990	393,667
Micron Technology, Inc.*	20,284	382,151
Altera Corp.	7,290	373,248
Lam Research Corp.	4,144	337,114
Freescale Semiconductor Ltd.*	8,320	332,551
Qorvo, Inc.*	3,967	318,431
Xilinx, Inc.	7,128	314,772
Linear Technology Corp.	6,866	303,683
NVIDIA Corp.	14,965	300,946
Maxim Integrated Products, Inc.	8,656	299,281
Microchip Technology, Inc.	6,181	293,134
KLA-Tencor Corp.	5,048	283,748
ON Semiconductor Corp.*	17,999	210,408
IPG Photonics Corp.*	2,280	194,199
Atmel Corp.	19,209	189,305
Teradyne, Inc.	9,713	187,364
Cypress Semiconductor Corp.*	15,645	183,985
Cavium, Inc.*	2,590	178,218
Integrated Device Technology, Inc.*	7,463	161,947
Ambarella, Inc.*,1	1,460	149,927
Cree, Inc.*,1	5,675	147,720
Cirrus Logic, Inc.*	3,910	133,057
Total Semiconductors		12,544,143
Computers - 17.9%
Apple, Inc.	20,332	2,550,140
International Business Machines Corp.	7,278	1,183,840
Hewlett-Packard Co.	22,855	685,879
EMC Corp.	25,335	668,590
Cognizant Technology Solutions Corp. — Class A*	9,680	591,351
Accenture plc — Class A	5,377	520,386
Infosys Ltd. ADR	27,378	433,941
Western Digital Corp.	4,790	375,632
BlackBerry Ltd.*	43,920	359,266
Seagate Technology plc	7,453	354,018
SanDisk Corp.	5,427	315,960
NetApp, Inc.	9,100	287,196
Computer Sciences Corp.	4,336	284,615
Amdocs Ltd.	5,080	277,317
Synopsys, Inc.*	5,350	270,978
Fortinet, Inc.*	5,907	244,136
Cadence Design Systems, Inc.*	11,534	226,758
DST Systems, Inc.	1,720	216,686
Teradata Corp.*	5,835	215,895
Jack Henry & Associates, Inc.	3,320	214,804
Brocade Communications Systems, Inc.	17,388	206,569
MAXIMUS, Inc.	3,030	199,162
NCR Corp.*	6,400	192,640
VeriFone Systems, Inc.*	5,440	184,742
3D Systems Corp.*,1	8,471	165,354
Synaptics, Inc.*	1,868	162,021
Lexmark International, Inc. — Class A	3,500	154,700
Stratasys Ltd.*	3,410	119,111
Total Computers		11,661,687

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Internet - 17.7%
Google, Inc. — Class A*	3,331	$1,798,872
Facebook, Inc. — Class A*	17,640	1,512,894
eBay, Inc.*	13,514	814,083
Baidu, Inc. ADR*	3,116	620,333
Alibaba Group Holding Ltd. ADR*	6,980	574,245
Yahoo!, Inc.*	14,340	563,419
Twitter, Inc.*	13,480	488,245
LinkedIn Corp. — Class A*	2,315	478,348
Qihoo 360 Technology Company Ltd. ADR*,1	6,200	419,678
MercadoLibre, Inc.	2,827	400,586
Symantec Corp.	15,998	371,954
SINA Corp.*	6,941	371,795
SouFun Holdings Ltd. ADR	43,340	364,489
YY, Inc. ADR*,1	5,141	357,402
Bitauto Holdings Ltd. ADR*	6,430	328,252
Splunk, Inc.*	3,960	275,695
F5 Networks, Inc.*	2,238	269,343
VeriSign, Inc.*	4,133	255,089
IAC/InterActiveCorp	3,170	252,522
FireEye, Inc.*,1	5,040	246,506
Zillow Group, Inc. — Class A*,1	2,520	218,585
Pandora Media, Inc.*	11,014	171,158
Yelp, Inc. — Class A*	3,860	166,096
GrubHub, Inc.*	4,840	164,899
HomeAway, Inc.*	5,190	161,513
Total Internet		11,646,001
Commercial Services - 5.5%
MasterCard, Inc. — Class A	10,474	979,110
Automatic Data Processing, Inc.	7,243	581,106
FleetCor Technologies, Inc.*	2,270	354,256
Western Union Co.	15,021	305,377
Total System Services, Inc.	6,380	266,493
Vantiv, Inc. — Class A*	6,660	254,345
Gartner, Inc.*	2,890	247,904
Global Payments, Inc.	2,340	242,073
WEX, Inc.*	1,770	201,727
Booz Allen Hamilton Holding Corp.	7,200	181,728
Total Commercial Services		3,614,119
Telecommunications - 4.9%
Cisco Systems, Inc.	39,894	1,095,489
Nokia Oyj ADR	60,675	415,624
Palo Alto Networks, Inc.*	2,030	354,641
Motorola Solutions, Inc.	5,730	328,558
Juniper Networks, Inc.	11,593	301,070
CommScope Holding Company, Inc.*	7,260	221,503
ARRIS Group, Inc.*	6,508	199,145
JDS Uniphase Corp.*	13,079	151,455
Ciena Corp.*	6,331	149,918
Total Telecommunications		3,217,403
Electronics - 4.8%
Corning, Inc.	23,281	459,335
TE Connectivity Ltd.	6,537	420,330
Amphenol Corp. — Class A	7,031	407,587
Trimble Navigation Ltd.*	10,223	239,832
Flextronics International Ltd.*	20,701	234,128
Avnet, Inc.	5,394	221,747
Keysight Technologies, Inc.*	6,890	214,899
Arrow Electronics, Inc.*	3,826	213,491
FLIR Systems, Inc.	6,410	197,556
Jabil Circuit, Inc.	8,480	180,539
FEI Co.	2,080	172,494
Knowles Corp.*,1	6,140	111,134
Total Electronics		3,073,072
Diversified Financial Services - 2.8%
Visa, Inc. — Class A	18,044	1,211,655
Alliance Data Systems Corp.*	1,449	423,021
LendingClub Corp.*,1	13,800	203,550
Total Diversified Financial Services		1,838,226
Energy-Alternate Sources - 1.2%
Canadian Solar, Inc.*,1	12,420	355,212
SunEdison, Inc.*	9,412	281,513
First Solar, Inc.*	4,132	194,121
Total Energy-Alternate Sources		830,846
Auto Parts & Equipment - 0.6%
Mobileye N.V.*	8,076	429,401
Web Hosting/Design - 0.5%
Equinix, Inc.	1,381	350,774
Office & Business Equipment - 0.5%
Xerox Corp.	30,343	322,850
Aerospace & Defense - 0.4%
Harris Corp.	3,720	286,105
Media - 0.4%
FactSet Research Systems, Inc.	1,550	251,891
Machinery-Diversified - 0.3%
Zebra Technologies Corp. — Class A*	2,040	226,542
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A*	7,260	181,718
Electrical Components & Equipment - 0.3%
SunPower Corp. — Class A*	6,130	174,153
Total Common Stocks
(Cost $53,423,029)		65,233,759

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$403,235	403,235
Total Repurchase Agreement
(Cost $403,235)		403,235

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 3.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$1,550,400	$1,550,400
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	248,064	248,064
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	100,776	100,776
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	38,760	38,760
Total Securities Lending Collateral
(Cost $1,938,000)		1,938,000
Total Investments - 103.0%
(Cost $55,764,264)		$67,574,994
Other Assets & Liabilities, net - (3.0)%		(1,991,118)
Total Net Assets - 100.0%		$65,583,876

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Telecommunications - 81.3%
Verizon Communications, Inc.	32,356	$1,508,112
AT&T, Inc.	42,408	1,506,332
Cisco Systems, Inc.	45,645	1,253,412
T-Mobile US, Inc.*	15,350	595,119
Level 3 Communications, Inc.*	8,836	465,392
Sprint Corp.*	100,282	457,286
CenturyLink, Inc.	14,545	427,332
Palo Alto Networks, Inc.*	2,316	404,605
Motorola Solutions, Inc.	6,602	378,559
Juniper Networks, Inc.	13,242	343,896
Vodafone Group plc ADR	9,231	336,470
America Movil SAB de CV — Class L ADR	13,830	294,717
Nokia Oyj ADR	42,244	289,371
China Mobile Ltd. ADR	4,312	276,356
Frontier Communications Corp.	52,483	259,791
Zayo Group Holdings, Inc.*	9,890	254,371
CommScope Holding Company, Inc.*	8,299	253,202
Arista Networks, Inc.*,1	2,973	243,013
Telefonica Brasil S.A. ADR	17,268	240,543
EchoStar Corp. — Class A*	4,753	231,376
Rogers Communications, Inc. — Class B	6,460	229,524
ARRIS Group, Inc.*	7,470	228,582
BCE, Inc.	5,332	226,610
Tim Participacoes S.A. ADR	13,757	225,065
Telefonaktiebolaget LM Ericsson ADR	21,102	220,305
SK Telecom Company Ltd. ADR	8,797	218,078
Telefonica S.A. ADR	14,893	211,481
VimpelCom Ltd. ADR	40,622	201,891
Telephone & Data Systems, Inc.	6,729	197,833
Sierra Wireless, Inc.*,1	7,650	190,179
ViaSat, Inc.*	3,038	183,070
Ubiquiti Networks, Inc.	5,672	181,022
JDS Uniphase Corp.*	14,973	173,387
Ciena Corp.*	7,304	172,959
Infinera Corp.*	8,160	171,197
Plantronics, Inc.	2,849	160,427
InterDigital, Inc.	2,693	153,205
Finisar Corp.*	7,693	137,474
Polycom, Inc.*	11,057	126,492
Consolidated Communications Holdings, Inc.	5,357	112,551
NETGEAR, Inc.*	3,658	109,813
ADTRAN, Inc.	6,121	99,466
Iridium Communications, Inc.*	10,862	98,736
Ruckus Wireless, Inc.*	9,515	98,385
Windstream Holdings, Inc.[1]	12,710	81,090
Total Telecommunications		14,228,077
Semiconductors - 6.2%
QUALCOMM, Inc.	17,221	1,078,551
Reits-Diversified - 2.6%
Crown Castle International Corp.	5,637	452,651
Internet - 2.6%
F5 Networks, Inc.*	2,592	311,947
Cogent Communications Holdings, Inc.	4,074	137,864
Total Internet		449,811
Computers - 2.5%
Brocade Communications Systems, Inc.	19,864	235,984
BlackBerry Ltd.*	26,077	213,310
Total Computers		449,294
Engineering & Construction - 2.4%
SBA Communications Corp. — Class A*	3,639	418,376
Aerospace & Defense - 1.9%
Harris Corp.	4,322	332,405
Total Common Stocks
(Cost $16,488,032)		17,409,165

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 09/17/15*	1,848	4,657
Total Rights
(Cost $4,327)		4,657

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.6%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$102,487	102,487
Total Repurchase Agreement
(Cost $102,487)		102,487

SECURITIES LENDING COLLATERAL††,3 - 1.3%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	178,939	178,939
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	28,630	28,630
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	11,631	11,631
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	4,473	4,473
Total Securities Lending Collateral
(Cost $223,673)		223,673
Total Investments - 101.4%
(Cost $16,818,519)		$17,739,982
Other Assets & Liabilities, net - (1.4)%		(243,750)
Total Net Assets - 100.0%		$17,496,232

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.7%
Transportation - 41.2%
United Parcel Service, Inc. — Class B	16,293	$1,578,954
Union Pacific Corp.	15,977	1,523,726
FedEx Corp.	7,047	1,200,809
CSX Corp.	29,086	949,658
Norfolk Southern Corp.	9,926	867,135
Canadian Pacific Railway Ltd.	3,408	546,064
Kansas City Southern	5,859	534,341
J.B. Hunt Transport Services, Inc.	6,378	523,569
CH Robinson Worldwide, Inc.	8,142	507,979
Expeditors International of Washington, Inc.	10,949	504,804
Canadian National Railway Co.	7,740	446,985
Old Dominion Freight Line, Inc.*	6,031	413,757
Ryder System, Inc.	4,204	367,303
Kirby Corp.*	4,719	361,759
Genesee & Wyoming, Inc. — Class A*	4,466	340,220
XPO Logistics, Inc.*	7,090	320,326
Swift Transportation Co. — Class A*	13,740	311,486
Landstar System, Inc.	4,468	298,775
Knight Transportation, Inc.	9,490	253,763
Con-way, Inc.	6,592	252,935
Matson, Inc.	5,570	234,163
Werner Enterprises, Inc.	8,879	233,074
Heartland Express, Inc.	11,333	229,267
Atlas Air Worldwide Holdings, Inc.*	3,760	206,650
Hub Group, Inc. — Class A*	5,080	204,927
UTI Worldwide, Inc.*	17,720	177,023
Saia, Inc.*	4,420	173,662
Echo Global Logistics, Inc.*	5,000	163,300
ArcBest Corp.	4,873	154,961
Total Transportation		13,881,375
Airlines - 18.5%
Delta Air Lines, Inc.	24,455	1,004,612
American Airlines Group, Inc.	22,914	915,072
Southwest Airlines Co.	24,456	809,249
United Continental Holdings, Inc.*	15,030	796,740
Alaska Air Group, Inc.	7,907	509,448
JetBlue Airways Corp.*	21,524	446,838
Copa Holdings S.A. — Class A1	4,522	373,472
Spirit Airlines, Inc.*	5,900	366,390
Ryanair Holdings plc ADR	4,800	342,480
Allegiant Travel Co. — Class A	1,789	318,227
Hawaiian Holdings, Inc.*	8,240	195,700
Virgin America, Inc.*,1	6,790	186,589
Total Airlines		6,264,817
Auto Parts & Equipment - 17.3%
Johnson Controls, Inc.	19,357	958,753
BorgWarner, Inc.	10,497	596,649
Delphi Automotive plc	6,710	570,954
Lear Corp.	4,441	498,547
Goodyear Tire & Rubber Co.	16,136	486,501
Magna International, Inc.	7,160	401,604
Autoliv, Inc.	3,423	399,635
Visteon Corp.*	3,481	365,435
Tenneco, Inc.*	5,473	314,369
Dana Holding Corp.	14,989	308,474
Cooper Tire & Rubber Co.	7,110	240,531
Gentherm, Inc.*	4,325	237,486
Dorman Products, Inc.*,1	4,700	224,002
American Axle & Manufacturing Holdings, Inc.*	10,260	214,537
Total Auto Parts & Equipment		5,817,477
Auto Manufacturers - 15.1%
Ford Motor Co.	89,876	1,349,038
General Motors Co.	36,674	1,222,344
Tesla Motors, Inc.*,1	3,707	994,440
Tata Motors Ltd. ADR	13,362	460,588
Fiat Chrysler Automobiles N.V.*	25,320	367,900
Toyota Motor Corp. ADR	2,630	351,763
Honda Motor Company Ltd. ADR	10,360	335,664
Total Auto Manufacturers		5,081,737
Commercial Services - 3.8%
Hertz Global Holdings, Inc.*	26,258	475,794
Macquarie Infrastructure Corp.	5,220	431,329
Avis Budget Group, Inc.*	8,074	355,902
Total Commercial Services		1,263,025
Leisure Time - 1.8%
Harley-Davidson, Inc.	10,506	592,013
Electronics - 1.1%
Gentex Corp.	22,729	373,210
Home Builders - 0.9%
Thor Industries, Inc.	5,216	293,556
Total Common Stocks
(Cost $18,822,718)		33,567,210

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.3%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$89,559	89,559
Total Repurchase Agreement
(Cost $89,559)		89,559

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 4.2%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$1,136,636	$1,136,636
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	181,862	181,862
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	73,881	73,881
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	28,416	28,416
Total Securities Lending Collateral
(Cost $1,420,795)		1,420,795
Total Investments - 104.2%
(Cost $20,333,072)		$35,077,564
Other Assets & Liabilities, net - (4.2)%		(1,401,457)
Total Net Assets - 100.0%		$33,676,107

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 47.1%
Federal Home Loan Bank[1]
0.05% due 07/01/15	$45,000,000	$45,000,000
0.03% due 07/09/15	30,000,000	29,999,767
0.17% due 12/04/15	21,500,000	21,484,162
0.07% due 08/14/15	20,000,000	19,998,289
0.18% due 12/11/15	20,000,000	19,984,153
0.16% due 12/16/15	16,610,000	16,597,210
0.04% due 07/08/15	16,200,000	16,199,874
0.10% due 10/23/15	15,000,000	14,995,250
0.05% due 08/17/15	8,100,000	8,099,503
0.05% due 08/21/15	5,440,000	5,439,638
0.04% due 07/22/15	5,300,000	5,299,876
0.15% due 10/05/15	3,000,000	2,998,800
Total Federal Home Loan Bank		206,096,522
Farmer Mac[1]
0.01% due 07/01/15	100,000,000	100,000,000
0.01% due 07/06/15	75,000,000	74,999,896
0.10% due 10/06/15	17,000,000	16,995,420
0.10% due 10/08/15	10,000,000	9,997,250
Total Farmer Mac		201,992,566
Federal Farm Credit Bank[1]
0.01% due 07/01/15	5,000,000	5,000,000
0.14% due 09/28/15	5,000,000	4,998,269
Total Federal Farm Credit Bank		9,998,269
Freddie Mac[2]
0.14% due 10/01/15	10,000,000	9,996,422
Total Federal Agency Discount Notes
(Cost $428,083,779)		428,083,779

FEDERAL AGENCY NOTES†† - 2.2%
Federal Home Loan Bank[1]
0.35% due 03/07/A16	20,000,000	20,000,000
Total Federal Agency Notes
(Cost $20,000,000)		20,000,000

CORPORATE BONDS††- 1.0%
Financial Institutions - 1.0%
Wells Fargo Bank North America
0.61% due 03/15/16[3]	9,421,000	9,422,341
Total Corporate Bonds
(Cost $9,422,341)		9,422,341

COMMERCIAL PAPER†† - 14.8%
Bank of Tokyo-Mitsubishi NY
0.10% due 07/07/15	15,000,000	14,999,750
ABN Amro Funding USA LLC
0.26% due 08/05/15	15,000,000	14,996,208
Swedbank AB
0.32% due 11/12/15	15,000,000	14,982,133
Bank of Nova Scotia
0.33% due 11/12/15	15,000,000	14,981,575
Natixis NY Branch
0.45% due 01/04/16	15,000,000	14,964,938
BASF SE
0.61% due 05/10/16	15,000,000	14,920,192
Prudential plc
0.20% due 07/10/15	10,000,000	9,999,500
Banco Santander Chile
0.25% due 07/09/15	10,000,000	9,999,444
ING US Funding LLC
0.36% due 10/01/15	10,000,000	9,990,800
Nordea Bank AB
0.30% due 10/22/15	7,650,000	7,642,796
Toyota Motor Credit Corp.
0.20% due 09/29/15	5,495,000	5,492,253
Jupiter Securitization Co. LLC
0.22% due 09/24/15	2,000,000	1,998,961
Total Commercial Paper
(Cost $134,968,550)		134,968,550

REPURCHASE AGREEMENTS†† - 33.0%
Individual Repurchase Agreement
Mizuho Financial Group, Inc. Issued 06/30/15 at 0.00% due 07/01/15 (secured by U.S. Treasury Strips, 0.04% 11/15/40- 11/15/42 with a value of $152,150,011) to be repurchased at $149,166,809	149,166,643	149,166,643
Joint Repurchase Agreements[4]
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	84,573,870	84,573,870
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	42,074,829	42,074,829
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	24,295,443	24,295,443
Total Repurchase Agreements
(Cost $300,110,785)		300,110,785
Total Investments - 98.1%
(Cost $892,585,455)		$892,585,455
Other Assets & Liabilities, net - 1.9%		17,393,004
Total Net Assets - 100.0%		$909,978,459

††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2015.
[4]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
COMMON STOCKS† - 99.5%
Electric - 74.6%
Duke Energy Corp.	13,816	$975,687
NextEra Energy, Inc.	9,346	916,189
Dominion Resources, Inc.	13,139	878,605
Southern Co.	20,666	865,905
American Electric Power Company, Inc.	13,524	716,366
Exelon Corp.	22,498	706,887
WEC Energy Group, Inc.	15,135	680,600
PG&E Corp.	13,769	676,057
PPL Corp.	21,049	620,314
Public Service Enterprise Group, Inc.	15,739	618,228
Edison International	10,573	587,647
Consolidated Edison, Inc.	10,023	580,131
Xcel Energy, Inc.	17,720	570,230
Eversource Energy	11,598	526,665
FirstEnergy Corp.	16,067	522,981
DTE Energy Co.	6,916	516,210
Entergy Corp.	7,108	501,114
Ameren Corp.	11,296	425,633
CMS Energy Corp.	13,154	418,823
AES Corp.	31,285	414,839
NRG Energy, Inc.	16,552	378,710
SCANA Corp.	7,474	378,558
Pepco Holdings, Inc.	13,704	369,186
Calpine Corp.*	20,123	362,013
Alliant Energy Corp.	6,216	358,788
Pinnacle West Capital Corp.	6,244	355,221
OGE Energy Corp.	11,642	332,612
ITC Holdings Corp.	9,825	316,169
Westar Energy, Inc.	8,717	298,296
TECO Energy, Inc.	16,189	285,898
MDU Resources Group, Inc.	13,873	270,940
Great Plains Energy, Inc.	11,137	269,070
Dynegy, Inc.*	8,805	257,546
Cleco Corp.	4,707	253,472
NRG Yield, Inc. — Class A1	11,380	250,247
Korea Electric Power Corp. ADR	12,220	248,799
Hawaiian Electric Industries, Inc.	8,351	248,275
IDACORP, Inc.	4,182	234,777
Portland General Electric Co.	6,833	226,582
UIL Holdings Corp.	4,790	219,478
Abengoa Yield plc	6,739	211,065
NorthWestern Corp.	4,320	210,600
ALLETE, Inc.	4,439	205,925
Talen Energy Corp.*	11,592	198,919
Black Hills Corp.	4,480	195,552
PNM Resources, Inc.	7,887	194,020
Avista Corp.	6,319	193,677
El Paso Electric Co.	4,771	165,363
Total Electric		20,208,869
Gas - 19.0%
Sempra Energy	6,887	681,399
NiSource, Inc.	11,129	507,370
CenterPoint Energy, Inc.	21,166	402,788
UGI Corp.	9,968	343,398
AGL Resources, Inc.	7,030	327,317
Atmos Energy Corp.	6,186	317,218
National Fuel Gas Co.	5,231	308,054
Questar Corp.	12,659	264,700
National Grid plc ADR[1]	3,880	250,532
Vectren Corp.	6,397	246,157
WGL Holdings, Inc.	4,234	229,864
Piedmont Natural Gas Company, Inc.	6,445	227,573
Southwest Gas Corp.	4,120	219,225
New Jersey Resources Corp.	7,888	217,314
Laclede Group, Inc.	4,032	209,906
ONE Gas, Inc.	4,930	209,821
South Jersey Industries, Inc.	7,478	184,931
Total Gas		5,147,567
Water - 4.1%
American Water Works Company, Inc.	8,587	417,587
Aqua America, Inc.	11,917	291,847
Cia de Saneamento Basico do Estado de Sao Paulo ADR	46,040	238,487
American States Water Co.	4,570	170,872
Total Water		1,118,793
Energy-Alternate Sources - 1.8%
TerraForm Power, Inc. — Class A	7,779	295,447
Pattern Energy Group, Inc.	6,910	196,106
Total Energy-Alternate Sources		491,553
Pipelines - 0.0%
Kinder Morgan, Inc.	1	38
Total Common Stocks
(Cost $17,508,874)		26,966,820

	Face Amount
REPURCHASE AGREEMENT††,2 - 0.2%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	$48,352	48,352
Total Repurchase Agreement
(Cost $48,352)		48,352

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 1.0%
Repurchase Agreements
HSBC Securities, Inc. issued 06/30/15 at 0.09% due 07/01/15	$211,995	$211,995
BNP Paribas Securities Corp. issued 06/30/15 at 0.09% due 07/01/15	33,919	33,919
Barclays Capital, Inc. issued 06/30/15 at 0.11% due 07/01/15	13,780	13,780
Merrill Lynch, Pierce, Fenner & Smith, Inc. issued 06/30/15 at 0.11% due 07/01/15	5,300	5,300
Total Securities Lending Collateral
(Cost $264,994)		264,994
Total Investments - 100.7%
(Cost $17,822,220)		$27,280,166
Other Assets & Liabilities, net - (0.7)%		(181,769)
Total Net Assets - 100.0%		$27,098,397

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or portion of this security is on loan at June 30, 2015 — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	Securities lending collateral — See Note 5.
ADR — American Depositary Receipt
plc — Public Limited Company

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 42.5%
Guggenheim Strategy Fund II	61,474	$1,531,322
Guggenheim Strategy Fund I	60,950	1,518,883
Total Mutual Funds
(Cost $3,049,048)		3,050,205

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 15.3%

Federal Home Loan Bank[2]
0.04% due 07/06/15	$600,000	599,997
Freddie Mac[3]
0.15% due 12/04/15	500,000	499,720
Total Federal Agency Discount Notes
(Cost $1,099,672)		1,099,717

REPURCHASE AGREEMENTS††,4 - 46.0%
HSBC Group issued 06/30/15 at 0.04% due 07/01/15	1,852,636	1,852,636
RBC Capital Markets issued 06/30/15 at 0.04% due 07/01/15	921,672	921,672
UMB Financial Corp. issued 06/30/15 at 0.04% due 07/01/15	532,205	532,205
Total Repurchase Agreements
(Cost $3,306,513)		3,306,513
Total Investments - 103.8%
(Cost $7,455,233)		$7,456,435
Other Assets & Liabilities, net - (3.8)%		(275,070)
Total Net Assets - 100.0%		$7,181,365

	Contracts	Unrealized Gain (Loss)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2015 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $13,490,880)	141	$(98,550)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International August 2015 U.S. Dollar Index Swap, Terminating 08/14/15[5] (Notional Value $877,869)	9,179	$13,133

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 7.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	Repurchase Agreements — See Note 4.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These financial statements are based on the June 30, 2015, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the Investment Company Act of 1940 ("1940 Act"), which approximates market value.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair valued as determined in good faith by Guggenheim Investments (“GI”) under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The leveraged Funds' use of derivative instruments provides leveraged exposure. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Funds' shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by GI, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ investments at June 30, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Banking Fund	$63,739,010	$–	$1,558,498	$–	$–	$65,297,508
Basic Materials Fund	25,593,980	–	1,186,022	–	–	26,780,002
Biotechnology Fund	836,451,489	–	124,369,563	–	21,096	960,842,148
Consumer Products Fund	259,984,072	–	10,651,126	–	20,628	270,655,826
Electronics Fund	59,673,262	–	3,978,498	–	–	63,651,760
Emerging Markets 2x Strategy Fund	10,378,081	–	737,336	–	–	11,115,417
Emerging Markets Bond Strategy Fund	48,290	403	99,400	472	–	148,565
Energy Fund	40,227,551	–	2,799,149	–	–	43,026,700
Energy Services Fund	24,280,365	–	3,594,761	–	–	27,875,126
Europe 1.25x Strategy Fund	8,407,426	–	2,315,528	–	–	10,722,954
Event Driven and Distressed Strategies Fund	7,207,803	–	3,439,479	–	–	10,647,282
Financial Services Fund	44,646,984	–	612,712	–	–	45,259,696
Government Long Bond 1.2x Strategy Fund	301,182	223,828	44,834,390	–	–	45,359,400
Health Care Fund	276,095,824	–	22,210,714	–	–	298,306,538
High Yield Strategy Fund	23,650,558	87,768	5,535,129	148	–	29,273,603
Internet Fund	48,442,795	–	1,673,777	–	–	50,116,572
Inverse Emerging Markets 2x Strategy Fund	–	–	1,455,286	19,832	–	1,475,118
Inverse Government Long Bond Strategy Fund	68,539,924	1,441,760	451,768,055	–	–	521,749,739
Inverse High Yield Strategy Fund	7,351,297	–	47,375,113	–	–	54,726,410
Inverse Mid-Cap Strategy Fund	810,309	2,934	1,521,038	50,847	–	2,385,128
Inverse NASDAQ-100® Strategy Fund	3,435,713	13,025	6,445,555	283,002	–	10,177,295
Inverse Russell 2000® Strategy Fund	2,151,333	1,570	4,210,942	129,905	–	6,493,750
Inverse S&P 500® Strategy Fund	21,609,524	46,067	44,275,263	1,357,909	–	67,288,763
Japan 2x Strategy Fund	2,926,124	110,430	8,267,203	–	–	11,303,757
Leisure Fund	32,212,618	–	837,257	–	–	33,049,875
Long Short Equity Fund	45,905,209	1,018	9,524,763	–	–	55,430,990
Mid-Cap 1.5x Strategy Fund	16,900,399	–	9,373,996	–	–	26,274,395
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	1,486,365	–	2,436,487	13,142	–	3,935,994
NASDAQ-100® Fund	985,876,949	–	4,740,438	–	–	990,617,387
Nova Fund	98,699,059	18,833	30,730,978	–	–	129,448,870
Precious Metals Fund	37,221,563	–	4,046,937	–	–	41,268,500
Real Estate Fund	11,438,891	–	123,157	–	–	11,562,048
Retailing Fund	82,985,041	–	4,772,107	–	–	87,757,148
S&P 500® Fund	244,757,680	–	27,348,467	–	–	272,106,147
S&P 500® Pure Growth Fund	135,229,382	–	512,821	–	–	135,742,203
S&P 500® Pure Value Fund	66,427,136	–	2,182,205	–	–	68,609,341
S&P MidCap 400® Pure Growth Fund	195,680,238	–	1,514,417	–	–	197,194,655
S&P MidCap 400® Pure Value Fund	12,585,609	–	324,056	–	–	12,909,665
S&P SmallCap 600® Pure Growth Fund	87,921,001	–	4,629,382	–	–	92,550,383
S&P SmallCap 600® Pure Value Fund	16,927,460	–	868,272	–	–	17,795,732
Strengthening Dollar 2x Strategy Fund	27,492,572	514,269	22,677,637	142,748	–	50,827,226
Russell 2000® Fund	23,214,179	–	6,745,980	–	3,963	29,964,122
Russell 2000® 1.5x Strategy Fund	18,161,192	–	10,072,364	–	1,776	28,235,332
Technology Fund	65,233,759	–	2,341,235	–	–	67,574,994
Telecommunications Fund	17,409,165	–	326,160	–	4,657	17,739,982
Transportation Fund	33,567,210	–	1,510,354	–	–	35,077,564
U.S. Government Money Market Fund	–	–	892,585,455	–	–	892,585,455
Utilities Fund	26,966,820	–	313,346	–	–	27,280,166
Weakening Dollar 2x Strategy Fund	3,050,205	–	4,406,230	13,133	–	7,469,568
Liabilities
Emerging Markets 2x Strategy Fund	$–	$2,298	$–	$21,085	$–	$23,383
Europe 1.25x Strategy Fund	–	79,837	–	219,014	–	298,851
Event Driven and Distressed Strategies Fund	–	17,513	–	62,378	–	79,891
High Yield Strategy Fund	–	–	–	33,885	–	33,885
Inverse Emerging Markets 2x Strategy Fund	–	7,043	–	–	–	7,043
Inverse Government Long Bond Strategy Fund	–	–	203,970,516	–	–	203,970,516
Inverse High Yield Strategy Fund	–	11,685	–	202,980	–	214,665
Long Short Equity Fund	16,692,028	–	–	–	–	16,692,028
Mid-Cap 1.5x Strategy Fund	–	56,049	–	448,890	–	504,939
NASDAQ-100® Fund	–	3,802,090	–	2,062,034	–	5,864,124
Nova Fund	–	–	–	1,207,578	–	1,207,578
Russell 2000® Fund	–	6,248	–	132,458	–	138,706
Russell 2000® 1.5x Strategy Fund	–	–	–	503,922	–	503,922
S&P 500® Fund	–	9,295	–	242,420	–	251,715
Weakening Dollar 2x Strategy Fund	–	98,550	–	–	–	98,550

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended June 30, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2015, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.04%			0.00%
Due 07/01/15	$250,551,232	$250,551,510	11/15/28 - 02/15/44	$614,648,800	$255,562,354

RBC Capital Markets			U.S. TIP Bond
0.04%			3.88%
Due 07/01/15	116,812,087	116,812,217	04/15/29	41,000,000	84,582,306
			U.S. TIP Note
			0.13%
			04/15/16	32,108,700	34,566,039

UMB Financial Corp.			U.S. Treasury Notes
0.04%			3.13% - 3.25%
Due 07/01/15	67,451,288	67,451,363	10/31/16 - 12/31/16	66,110,600	68,800,331

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2015, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
Banking Fund	$1,276,140	$1,303,225
Basic Materials Fund	1,003,183	1,068,025
Biotechnology Fund	124,132,529	122,624,856	*
Consumer Products Fund	9,601,139	9,819,250
Electronics Fund	3,626,058	3,670,375
Energy Fund	2,525,244	2,626,429
Emerging Markets 2x Strategy Fund	17,670	18,750
Energy Services Fund	3,522,450	3,626,338
Europe 1.25x Strategy Fund	130,437	133,250
Event Driven and Distressed Strategies Fund	2,006,449	2,056,175
Financial Services Fund	424,420	426,625
Health Care Fund	19,487,663	19,770,968
High Yield Strategy Fund	5,517,150	5,694,000
Internet Fund	1,612,722	1,634,648
Leisure Fund	681,929	686,625
Long Short Equity Fund	1,648,842	1,714,975
Mid-Cap 1.5x Strategy Fund	37,632	39,106
NASDAQ-100® Fund	4,877,968	4,876,500	*
Nova Fund	14,508	14,850
Precious Metals Fund	3,612,323	3,850,875
Real Estate Fund	114,256	118,200
Retailing Fund	2,863,756	2,901,150
Russell 2000® Fund	148,672	160,589
Russell 2000® 1.5x Strategy Fund	65,734	69,660
S&P 500® Fund	91,682	94,150
S&P 500® Pure Value Fund	1,957,373	2,003,350
S&P MidCap 400® Pure Value Fund	229,438	244,000
S&P SmallCap 600® Pure Growth Fund	4,375,878	4,381,025
S&P SmallCap 600® Pure Value Fund	698,247	746,030
Technology Fund	1,962,721	1,993,625
Telecommunications Fund	226,362	230,093
Transportation Fund	1,454,937	1,461,575
Utilities Fund	263,658	272,600

*	Subsequent to June 30, 2015, additional collateral was received.

Cash collateral received was invested in the following joint repurchase agreements at June 30, 2015:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Federal Home Loan Bank
0.09%			0.88% - 2.88%
Due 07/01/15	$155,793,860	$155,794,250	06/09/17 - 03/14/25	$56,339,474	$56,343,416
			Federal Farm Credit Bank
			2.40%
			06/17/22	26,981,716	27,220,144
			Freddie Mac Notes/Bonds
			1.00% - 6.75%
			08/07/17 - 07/15/32	26,904,592	31,031,908
			Fannie Mae Interest Strips
			0.00%
			07/15/15 - 07/15/27	20,745,579	18,634,990
			U.S. Treasury Note
			2.13%
			06/30/22	17,050,777	17,122,674
			Freddie Mac Coupon Strips
			0.00%
			07/15/19 - 09/15/30	11,173,632	8,569,967
BNP Paribas Securities Corp.			U.S. Treasury Notes
0.09%			1.13% - 3.25%
Due 07/01/15	24,927,017	24,927,080	05/31/16 - 06/15/18	22,150,715	22,695,058
			U.S. TIP Bond
			0.13%
			04/15/20	2,684,306	2,732,482
			U.S. Treasury Floating Rate Note
			0.09%
			07/31/16	78	78
Barclays Capital, Inc.			U.S. Treasury Note
0.11%			2.00%
Due 07/01/15	10,126,601	10,126,632	08/31/21	10,226,954	10,329,923
			U.S. Treasury Principal Strip
			0.00%
			02/15/26	78	58
Merrill Lynch, Pierce, Fenner & Smith, Inc.			U.S. Treasury Note
0.11%			1.38%
Due 07/01/15	3,894,846	3,894,858	01/31/20	3,980,923	3,973,127

There is also $5,589,565 in segregated cash held as collateral.

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Leverage
Emerging Markets 2x Strategy Fund	x	x	x
Emerging Markets Bond Strategy Fund	x	x	—
Europe 1.25x Strategy Fund	x	x	x
Event Driven and Distressed Strategies Fund	x	x	—
Government Long Bond 1.2x Strategy Fund	x	x	x
High Yield Strategy Fund	x	x	—
Inverse Emerging Markets 2x Strategy Fund	x	x	x
Inverse Government Long Bond Strategy Fund	x	x	—
Inverse High Yield Strategy Fund	x	x	—
Inverse Mid-Cap Strategy Fund	x	x	—
Inverse NASDAQ-100® Strategy Fund	x	x	—
Inverse Russell 2000® Strategy Fund	x	x	—
Inverse S&P 500 Strategy Fund	x	x	—
Japan 2x Strategy Fund	x	x	x
Long Short Equity Fund	—	x	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	x	x	x
Mid-Cap 1.5x Strategy Fund	x	x	x
NASDAQ-100® Fund	x	x	—
Nova Fund	x	x	x
Russell 2000® 1.5x Strategy Fund	x	x	x
Russell 2000® Fund	x	x	—
S&P 500® Fund	x	x	—
Strengthening Dollar 2x Strategy Fund	x	x	x
Weakening Dollar 2x Strategy Fund	x	x	x

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds' net assets on a quarterly basis.

Fund	Average Long	Average Short
Emerging Markets 2x Strategy Fund	150%	—
Emerging Markets Bond Strategy Fund*	130%	—
Europe 1.25x Strategy Fund*	70%	—
Event Driven and Distressed Strategies Fund*	145%	—
Government Long Bond 1.2x Strategy Fund	60%	—
High Yield Strategy Fund*	90%	—
Inverse Emerging Markets 2x Strategy Fund	—	200%
Inverse Government Long Bond Strategy Fund	—	50%
Inverse High Yield Strategy Fund*	—	105%
Inverse Mid-Cap Strategy Fund	—	100%
Inverse NASDAQ-100® Strategy Fund	—	100%
Inverse Russell 2000® Strategy Fund	—	100%
Inverse S&P 500 Strategy Fund	—	100%
Japan 2x Strategy Fund*	200%	—
Long Short Equity Fund	—**	—**
Mid-Cap 1.5x Strategy Fund	90%	—
Monthly Rebalance NASDAQ-100® 2x Strategy Fund	115%	—
NASDAQ-100® Fund	35%	—
Nova Fund	80%	—
Russell 2000® Fund	55%	—
Russell 2000® 1.5x Strategy Fund	105%	—
S&P 500® Fund	15%	—
Strengthening Dollar 2x Strategy Fund	200%	—
Weakening Dollar 2x Strategy Fund	—	200%

*	These Funds utilize a combination of interest rate and/or financial-linked derivatives to obtain exposure to their benchmarks. The gross derivative instrument exposure is 245%, 135%, 200%, 400%, 160% and 190% for the Emerging Markets Bond Strategy Fund, Europe 1.25x Strategy Fund, Event Driven and Distressed Strategies Fund, Japan 2x Strategy Fund, High Yield Strategy Fund and Inverse High Yield Strategy Fund, respectively.
**	Less than 5%.

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

8. Disclosures about Credit Derivatives

In accordance with its principal investment strategy, the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund and High Yield Strategy Fund enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The table included in the Emerging Markets 2x Strategy Fund , Event Driven and Distressed Strategies Fund and the High Yield Strategy Fund Schedules of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2015.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2015

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.